UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                      --------

                                     FORM N-CSR
                                      --------

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                INVESTMENT COMPANIES

                      INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                      --------


                                 c/o CT Corporation
                                   101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  c/o CT Corporation
                                  101 Federal St.
                                Boston, MA 02110
                     (Name and address of agent for service)

          REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2005

                      DATE OF REPORTING PERIOD: MAY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


[BACKGROUND GRAPHIC OMITTED]



SEI INVESTMENTS

                                                Annual Report as of May 31, 2005



                                             SEI Institutional Investments Trust


                                                                  Large Cap Fund

                                               Large Cap Disciplined Equity Fund

                                                            Large Cap Index Fund

                                                                  Small Cap Fund

                                                       Small/Mid Cap Equity Fund

                                                          Core Fixed Income Fund

                                                              Long Duration Fund

                                                          Extended Duration Fund

                                                       International Equity Fund

                                                         World Equity Ex-US Fund

TABLE OF CONTENTS




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Management's Discussion and Analysis of Fund Performance                       1
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Report of Independent Registered Public Accounting Firm                       10
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Statements of Net Assets/Schedules of Investments                             12
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Statements of Assets and Liabilities                                         113
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Statements of Operations                                                     114
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Statements of Changes in Net Assets                                          116
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Financial Highlights                                                         119
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Notes to Financial Statements                                                121
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Trustees and Officers of the Trust                                           131
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Disclosure of Fund Expenses                                                  134
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Board of Trustees Considerations in Approving the Advisory
and Sub-Advisory Agreements                                                  136
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Notice to Shareholders                                                       140
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Shareholder Voting Results                                                   141
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2005


Large Cap Fund


Objective

The Large Cap Fund (the "Fund") seeks to provide long-term growth of capital and income.

Strategy

The Fund employs a multi-manager structure to gain exposure to the entire large cap sector, adding value through stock selection while controlling risk in the form of capitalization and economic sector exposures. The Fund is jointly sub-advised by nine investment managers. Assets of the Fund are allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the managers and their respective source of added value assumes a different importance in determining overall risk, and must therefore be weighted accordingly.

Analysis

The U.S. equity market advanced more than 9% for the fiscal year ended May 31, 2005, with nearly all of the gain coming during a strong market rally in the fourth quarter of 2004. The equity markets stumbled in the summer of 2004 as an inventory glut in the semi-conductor area dragged down the technology sector and weighed on the market. After the uncertainty of the U.S. presidential election passed, the market re-focused on corporations' healthy earnings and sent stocks sharply higher. Two big pharmaceutical companies, Merck and Pfizer, saw their stocks decline as their COX-2 inhibitor drugs were linked to heart problems. Energy and commodity prices continued their steady rise through the first quarter, which sent stocks in those sectors higher as well. Home builders also benefited as long-term interest rates and 30-year mortgage rates remained at attractive levels even though the Federal Reserve raised short-term interest rates 200 basis points over the fiscal year. For the fiscal year ended May 31, 2005, the energy and utility sectors led the market, advancing more than 35%, while information technology was the worst performing sector, registering a decline of about 1%.

The Fund modestly lagged the overall market. Sector positioning was slightly negative as the relative return benefit from the underweight to healthcare and overweight to energy was offset by the underweight to utilities and industrials. An overweight to and security selection in the software service sector also weighed down returns. All of the value- oriented managers outperformed the broad market, with LSV Asset Management leading the way, as stocks with lower price/earnings ratios extended their multi-year winning streak over stocks with more growth characteristics. The growth-oriented managers lagged the overall market with the exception of Transamerica Investment Management, LCC ("Transamerica") and Delaware Management Company ("Delaware"). In April, Transamerica was replaced with Delaware as the San Francisco-based equity team left Transamerica to work at Delaware.

Large Cap Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                    Annualized     Annualized     Annualized
                       One Year         3 Year         5 Year      Inception
                         Return         Return         Return        to Date
--------------------------------------------------------------------------------
Large Cap Fund,
Class A                   9.02%          5.51%        (2.31)%          7.93%
--------------------------------------------------------------------------------
Large Cap Fund,
Class T                   7.67%            N/A          N/A           14.05%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR PURPOSES

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

                  Large Cap Fund,       Russell 1000
                      Class A               Index
6/30/96               $100,000             $100,000
5/31/97               $128,117             $126,975
5/31/98               $170,856             $165,969
5/31/99               $204,003             $199,677
5/31/00               $222,567             $223,559
5/31/01               $196,883             $199,481
5/31/02               $168,610             $172,870
5/31/03               $153,469             $159,542
5/31/04               $181,661             $189,712
5/31/05               $198,047             $207,582

1 For the period ended May 31, 2005. Past performance is no indication of future performance. The performance of Class T shares may be lower than the performance of Class A shares because of different distribution fees paid by Class T shareholders. Class A shares were offered beginning 6/14/96 and Class T shares were offered beginning 12/13/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


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SEI Institutional Investments Trust / Annual Report / May 31, 2005             1

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2005


Large Cap Disciplined Equity Fund


Objective

The Large Cap Disciplined Equity Fund (the "Fund") seeks to provide capital appreciation.

Strategy

The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities. The Fund uses a multi-manager approach, with four sub-advisers offering different investment philosophies to manage portions of the Fund's portfolio. The sub-advisers rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities.

Analysis

The U.S. equity market advanced more than 9% for the fiscal year ended May 31, 2005, with nearly all of the gain coming during a strong market rally in the fourth quarter of 2004. The equity markets stumbled in the summer of 2004 as an inventory glut in the semi-conductor area dragged down the technology sector and weighed on the market. After the uncertainty of the U.S. presidential election passed, the market re-focused on corporations' healthy earnings and sent stocks sharply higher. Two big pharmaceutical companies, Merck and Pfizer, saw their stocks decline as their COX-2 inhibitor drugs were linked to heart problems. Energy and commodity prices continued their steady rise through the first quarter, which sent stocks in those sectors higher as well. Home builders also benefited as long-term interest rates and 30-year mortgage rates remained at attractive levels, even though the Federal Reserve raised short-term interest rates 200 basis points over the fiscal year. For the fiscal year, the energy and utility sectors led the market, advancing more than 35%, while information technology was the worst performing sector, registering a decline of about 1%.

The Fund outperformed the large cap market for the fiscal year ended May 31, 2005. The Fund benefited from an overweight position in energy and healthcare equipment & service, but was hurt by an underweight to real estate and diversified financials throughout the fiscal year. All four managers in the Fund outperformed the benchmark significantly. The best performing manager was Analytic Investors, Inc., driven by specific positions in the retailing, utilities and media industries. The other three managers also benefited from positive stock selection.

Large Cap Disciplined Equity Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                                  Annualized
                                                     One Year      Inception
                                                       Return        to Date
--------------------------------------------------------------------------------
Large Cap Disciplined Equity Fund,
Class A                                                10.26%         13.45%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR PURPOSES

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Disciplined Equity Fund, Class A, versus the S&P 500 Composite Index

                     Large Cap
                Disciplined Equity         S&P 500
                  Fund, Class A             Index
8/31/03               $100,000             $100,000
5/31/04               $112,560             $112,619
5/31/05               $124,109             $121,899

1 For the period ended May 31, 2005. Past performance is no indication of future performance. Fund shares were offered beginning 8/28/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




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2             SEI Institutional Investments Trust / Annual Report / May 31, 2005

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Large Cap Index Fund


Objective

The Large Cap Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index (the "Index").

Strategy

The Fund attempts to match the performance of the widely followed Index by replicating its composition in full. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Fund may result in underperformance relative to the Index in rising markets and out-performance in declining markets. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.

Analysis

The U.S. equity market advanced more than 9% for the fiscal year ending May 31, 2005, with nearly all of the gain coming during a strong market rally in the fourth quarter of 2004. The equity markets stumbled in the summer of 2004 as an inventory glut in the semi- conductor area dragged down the technology sector and weighed on the market. After the uncertainty of the U.S. presidential election passed, the market re-focused on corporations' healthy earnings and sent stocks sharply higher. Two big pharmaceutical companies, Merck and Pfizer, saw their stocks decline as their COX-2 inhibitor drugs were linked to heart problems. Energy and commodity prices continued their steady rise through the first quarter, which sent stocks in those sectors higher as well. Home builders also benefited as long-term interest rates and 30-year mortgage rates remained at attractive levels even though the Federal Reserve raised short-term interest rates 200 basis points over the fiscal year. For the fiscal year, the energy and utility sectors led the market, advancing more than 35%, while information technology was the worst performing sector, registering a decline of about 1%.

Fund performance was in line with expectations, closely tracking the broad market index for the fiscal year ended May 31, 2005.

Large Cap Index Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                   Annualized     Annualized
                                      One Year     Three Year      Inception
                                        Return         Return        to Date
--------------------------------------------------------------------------------
Large Cap Index Fund,
Class A                                  9.29%          6.15%          3.57%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR PURPOSES

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Index Fund, Class A, versus the Russell 1000 Index

                     Large Cap
                    Index Fund,          Russell 1000
                      Class A               Index
4/30/02               $100,000             $100,000
5/31/02               $ 99,050             $ 99,120
5/31/03               $ 91,334             $ 91,478
5/31/04               $108,423             $108,776
5/31/05               $118,495             $119,023

1 For the period ended May 31, 2005. Past performance is no indication of future performance. Fund shares were offered beginning 4/01/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



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SEI Institutional Investments Trust / Annual Report / May 31, 2005             3

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2005


Small Cap Fund


Objective

The Small Cap Fund (the "Fund") seeks to provide capital appreciation.

Strategy

The Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is sub-advised by 11 investment managers, who are responsible for the stock selection of the investment portfolio.

Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small cap area of the market. The various sub-styles are: real estate specialty, deep-value, contrarian value, private business value, relative value, business momentum, GARP (growth at a reasonable price), contrarian growth, relative growth, earnings momentum, earnings growth and disciplined core.

Analysis

Equity markets' returns, including those of the domestic small cap market, did not reach the heights seen in 2003 and early 2004, but still made for a solid year. Stocks with conservative valuations continued to outperform the broad market. The energy sector's success due to rising energy prices buoyed the market, though returns have significantly slowed in 2005. A similar story arose with regard to financials such as banks, insurance, and real estate, which outperformed the broad market for the year but whose returns have slowed due to possible overvaluation and worries of continued Fed tightening. Although information technology was the worst performing sector over the past twelve months, it was the top performer in May, and will add to returns should the expected second stage of economic growth -- which would boost business spending in technology -- come to fruition.

The Fund has performed well for the fiscal year ended May 31, 2005. Both stock selection and industry positioning contributed to the return. An overweight to the outperforming energy sector, due mostly to Artisan Partners Limited Partnership, provided an advantage to the Fund. Stock selection in financials also considerably added to performance.

The Fund both was overweight the underperforming information technology sector and had negative stock selection in this sector, which did somewhat diminish the Fund's return. However, the Fund is poised to capitalize on the gains expected in technology going forward. Wellington Management Company, LLP and McKinley Capital Management Inc. posted strong returns for the Fund due to stock selection in the energy and health care sectors, respectively. They both were able to add significant value in technology as well. However, their performance was mitigated by Mazama Capital Management Inc. and David J. Greene and Company, LLC which were hurt by securities in the information technology sector.

The Fund is positioned to capture the opportunities in the small cap area of the market under a variety of market conditions. To this end, the Fund targets a style-neutral position relative to the Russell 2000 Index, in order to control unnecessary risks and put the focus on stock selection by the specialist sub-advisers.

Small Cap Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                    Annualized     Annualized     Annualized
                       One Year         3 Year         5 Year      Inception
                         Return         Return         Return        to Date
--------------------------------------------------------------------------------
Small Cap Fund,
Class A                   9.81%         10.47%          7.22%          9.39%
--------------------------------------------------------------------------------
Small Cap Fund,
Class T                   9.14%            N/A            N/A         20.09%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR PURPOSES

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index

                  Small Cap Fund,       Russell 2000
                      Class A               Index
6/30/96               $100,000             $100,000
5/31/97               $111,993             $111,558
5/31/98               $141,873             $135,253
5/31/99               $133,630             $131,615
5/31/00               $161,773             $144,658
5/31/01               $175,345             $152,889
5/31/02               $170,103             $152,125
5/31/03               $158,485             $139,681
5/31/04               $208,819             $181,990
5/31/05               $229,304             $199,862

1 For the period ended May 31, 2005. Past performance is no indication of future performance. The performance of Class T shares may be lower than the performance of Class A shares because of different distribution fees paid by Class T shareholders. Class A shares were offered beginning 6/14/96 and Class T shares were offered beginning 11/26/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


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4             SEI Institutional Investments Trust / Annual Report / May 31, 2005

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Small/Mid Cap Equity Fund


Objective

The Small/Mid Cap Fund (the "Fund") seeks to provide long-term capital appreciation.

Strategy

The Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is sub-advised by nine investment managers who are responsible for the stock selection of the investment portfolio.

Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small-mid cap area of the market. The various sub-styles are: real estate specialty, business momentum, relative growth, opportunistic value, earnings growth, GARP (growth at a reasonable price), contrarian growth, contrarian value and disciplined core.

Analysis

Equity markets' returns, including those of the domestic small-mid cap market, did not reach the heights seen in 2003 and early 2004, but still made for a solid fiscal year ended May 31, 2005. Stocks with conservative valuations continued to outperform the broad market. The energy sector's success due to rising energy prices buoyed the market, though returns have significantly slowed in 2005. A similar story arose with regard to financials such as insurance and real estate which outperformed the broad market for the period, but whose returns have slowed this calendar year due to possible overvaluation and worries of continued Fed tightening. Although information technology was the worst performing sector over the past twelve months, it was the top performer in May, and will add to returns should the expected second stage of economic growth -- which would boost business spending in technology -- come to fruition.

The Fund has performed well for the fiscal year ended May 31, 2005. Superior stock selection -- especially in the financials and consumer discretionary sectors -- accounted for a sizeable portion of the return. Both an overweight to, and stock selection skill in, the health care sector also significantly benefited the Fund. Conversely, being underweight the outperforming utilities sector and experiencing poor stock selection in industrials somewhat diminished the Fund's return. However, the Fund is poised to capitalize on the gains expected in technology going forward.

Six of the nine managers in the Fund outperformed for the period. Integrity Asset Management, LLC, Martingale Asset Management, L.P. and Wellington Management Company, LLP boosted returns with positive stock selection in health care and financials, while Blackrock Advisors, Inc. prevailed in the industrials and information technology spaces. Security Capital Research and Management Incorporated, which specializes in real estate, also added to the Fund's performance. On the other side of the coin, weak stock selection in industrials hurt Lee Munder Investments, Ltd's and LSV Asset Management's returns.

The Fund is positioned to capture the opportunities in the small-mid cap area of the market under a variety of market conditions. To this end, the Fund targets a style-neutral position relative to the Russell 2500 Index, in order to control unnecessary risks and put the focus on stock selection by the specialist sub-advisers.

Small/Mid Cap Equity Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                                  Annualized
                                                     One Year      Inception
                                                       Return        to Date
--------------------------------------------------------------------------------
Small/Mid Cap Equity Fund,
Class A                                                13.38%         14.26%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR PURPOSES

Comparison of Change in the Value of a $100,000 Investment in the Small/Mid Cap Equity Fund, Class A, versus the Russell 2500 Index

                   Small/Mid Cap
                   Equity Fund,         Russell 2500
                      Class A               Index
12/31/03              $100,000             $100,000
5/31/04               $102,767             $102,862
5/31/05               $116,517             $116,049

1 For the period ended May 31, 2005. Past performance is no indication of future performance. Fund shares were offered beginning 12/15/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



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SEI Institutional Investments Trust / Annual Report / May 31, 2005             5
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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2005


Core Fixed Income Fund


Objective

The Core Fixed Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.

Strategy

The Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use derivatives for tactical hedging purposes and to implement portfolio strategies more efficiently.

Analysis

The fiscal year ended May 31, 2005 proved to be a challenging, yet rewarding, environment for fixed income investors. Fairly robust economic growth prompted interest rate expectations to move higher and the Federal Reserve delivered, as they increased the Federal Funds rate by 25 basis points at each of their eight meetings, for a total of 200 basis points. The move to higher interest rates on short-maturity securities met with resistance on ten and thirty year maturities as strong investor demand and nervousness surrounding inflation caused longer-term interest rates to decline. These shifts in interest rates caused the yield curve to flatten by over 2% as the yield on the two-year Treasury increased 0.98% while the yield on the 30-year U.S. Treasury declined 1.08%.

While interest rates seesawed throughout the period based on varying bullish and bearish economic statistics, credit spreads followed a one-way trajectory lower until March 2005 as corporations continued to de-lever their balance sheets and supply remained contained. The springtime spurt of widening corporate spreads, stimulated by the downgrade of General Motors to below investment grade, created quite a stir but was quickly assimilated by the market. The Asset-Backed Security (ABS) and Commercial Mortgage-Backed Securities (CMBS) sectors of the market also turned in a solid performance, generating 99 and 122 basis points of excess return, respectively. Despite the intra-period volatility of interest rates, the mortgage sector performed well, posting 171 basis points of excess return.

The investment-grade fixed income market returned 6.82% for the fiscal year, as measured by the Lehman Aggregate Bond Index. The Fund posted robust performance for the same period, due primarily to yield curve positioning. An overweight to the credit sector, specifically in the lower rated investment grade area, additionally contributed to performance. On top of that, the portfolio's issue selection in corporate bonds and exposure to the ABS and CMBS structured sectors also enhanced returns. An underweight to the mortgage sector detracted from performance even though the security selection emphasized issues that were less sensitive to interest rate movements. Finally, the Fund enjoyed the incremental return and diversification benefits from TIPS (Treasury Inflation Protection Securities) as higher commodity prices and the perceived increase in inflation caused real yields to drop considerably and outperform nominal Treasuries.

Core Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                    Annualized     Annualized     Annualized
                       One Year         3 Year         5 Year      Inception
                         Return         Return         Return        to Date
--------------------------------------------------------------------------------
Core Fixed Income Fund,
Class A                   6.77%          6.25%          7.78%          7.22%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR PURPOSES

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A, versus the Lehman Aggregate Bond Index

                    Core Fixed             Lehman
                   Income Fund,           Aggregate
                      Class A            Bond Index
6/30/96              $100,000             $100,000
5/31/97              $106,847             $106,886
5/31/98              $119,242             $118,557
5/31/99              $124,190             $123,703
5/31/00              $126,761             $126,313
5/31/01              $144,406             $142,873
5/31/02              $153,691             $154,460
5/31/03              $170,751             $172,346
5/31/04              $172,680             $171,588
5/31/05              $184,371             $183,307

1 For the period ended May 31, 2005. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



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6             SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------


Long Duration Fund


Objective

The Long Duration Fund (the "Fund") seeks to duplicate the return characteristics similar to those of high-quality corporate bonds, with a duration range of 10-13 years.

Strategy

The Fund's investment strategy is designed to aid investors, especially corporate pension plans, with asset/liability management in order to reduce funding status volatility caused by changes in interest rates. The Fund seeks to duplicate the risk and return characteristics of a long fixed income securities portfolio (approximate duration of 10 to 13 years) by using cash bonds and derivative securities, including interest rate swap agreements and Treasury futures contracts, for the purpose of managing the overall duration of the Fund. Additionally, the Fund will invest in other fixed income securities, including U.S. Agency, corporate and structured securities, to produce incremental return.

Analysis

The fiscal year ended May 31, 2005 proved to be a challenging environment for fixed income investors. Fairly robust economic growth prompted interest rate expectations to move higher and the Federal Reserve delivered, as they increased the Federal Funds rate by 25 basis points at each of their eight meetings, for a total of 200 basis points. The move to higher interest rates on short-maturity securities met with resistance on ten and thirty year maturities as strong investor demand and nervousness surrounding inflation caused longer-term interest rates to decline. These shifts in interest rates caused the yield curve to flatten by over 2.00% as the yield on the two-year Treasury increased 0.98% while the yield on the 30-year U.S. Treasury declined over 1.00%.

While interest rates seesawed throughout the period based on varying bullish and bearish economic statistics, swap spreads, which essentially replicate high-quality fixed income spreads, ground marginally tighter. Meanwhile, credit spreads followed a one-way trajectory lower until March 2005, as corporations continued to deliver their balance sheets and supply remained contained. However, the springtime spurt of widening corporate spreads, stimulated by the downgrade of General Motors to below investment grade, proved to be disruptive, especially for the higher-beta credits at the long end of the market. Other spread sectors, including the Asset-Backed Security (ABS) and Commercial Mortgage-Backed Securities (CMBS) sectors of the market, turned in a solid performance, generating 99 and 122 basis points of excess return, respectively. Despite the intra-period volatility of interest rates, the mortgage sector also performed well, posting 171 basis points of excess return.

The Lehman 15 Year Bellweather Swap Index returned 15.92% for the fiscal year. The Fund underperformed this benchmark due to a combination of factors. The Fund maintained a slightly shorter-than-benchmark duration for the year with the expectation of gradually rising interest rates. While short term rates increased, long rates declined. Additionally, the Fund was positioned to benefit from widening swap spreads, but spreads instead tightened. Finally, corporate bond positioning, especially in the automotive sector, detracted from performance as well.

Long Duration Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                                  Annualized
                                                     One Year      Inception
                                                       Return        to Date
--------------------------------------------------------------------------------
Long Duration Fund,
Class A                                                15.26%         11.84%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR PURPOSES

Comparison of Change in the Value of a $100,000 Investment in the Long Duration Fund, Class A, versus the Lehman Long U.S. Treasury Index and Lehman 15 Year Bellweather Swap Index2

              Long Duration     Lehman Long     Lehman 15 Year
               Fund Fund,      U.S. Treasury      Bellweather
                 Class A           Index          Swap Index2
4/30/04         $100,000          $100,000         $100,000
5/31/04         $ 99,140          $ 99,510         $ 99,160
5/31/05         $114,269          $115,561         $114,946

1 For the period ended May 31, 2005. Past performance is no indication of future performance. Fund shares were offered beginning 4/21/04. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
2 The Lehman 15 Year Bellweather Swap Index is the most appropriate measure of the Fund's performance.



--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005             7

--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2005


Extended Duration Fund


Objective

The Extended Duration Fund (the "Fund") seeks to duplicate return characteristics similar to those of high-quality corporate bonds, with a duration range of 23-26 years.

Strategy

The Fund's investment strategy is designed to aid investors, especially corporate pension plans, with asset/liability management in order to reduce funding status volatility caused by changes in interest rates. The Fund seeks to duplicate the risk and return characteristics of a long fixed income securities portfolio (approximate duration of 23 to 26 years) by using cash bonds and derivative securities, including interest rate swap agreements and Treasury futures contracts, for the purpose of managing the overall duration of the Fund. Additionally, the Fund will invest in other fixed income securities, including U.S. Agency, corporate and structured securities, to produce incremental return.

Analysis

The fiscal year ended May 31, 2005 proved to be a challenging environment for fixed income investors. Fairly robust economic growth prompted interest rate expectations to move higher and the Federal Reserve delivered, as they increased the Federal Funds rate by 25 basis points at each of their eight meetings, for a total of 200 basis points. The move to higher interest rates on short maturity securities met with resistance on ten and thirty year maturities as strong investor demand and nervousness surrounding inflation caused longer term interest rates to decline. These shifts in interest rates caused the yield curve to flatten by over 2.00% as the yield on the two year Treasury increased 0.98% while the yield on the 30 year U.S. Treasury declined over 1.00%.

While interest rates seesawed throughout the period based on varying bullish and bearish economic statistics, swap spreads, which essentially replicate high quality fixed income spreads, ground marginally tighter. Meanwhile credit spreads followed a one-way trajectory lower until March 2005, as corporations continued to de-lever their balance sheets and supply remained contained. However, the springtime spurt of widening corporate spreads, stimulated by the downgrade of General Motors to below investment grade, proved to be disruptive, especially for the higher beta credits at the long end of the market. Other spread sectors, including the Asset-Backed Security (ABS) and Commercial Mortgage-Backed Securities (CMBS) sectors of the market, turned in a solid performance, generating 99 and 122 basis points of excess return, respectively. Despite the intra- period volatility of interest rates, the mortgage sector also performed well, posting 171 basis points of excess return.

The Hybrid benchmark, (2xLehman 20 Year Bellweather Swap Index)-Lehman 3 Month Bellweather Swap Index, returned 37.11% for the fiscal year. The Fund underperformed this benchmark due to a combination of factors. The Fund maintained a slightly shorter-than-benchmark duration for the year with the expectation of gradually rising interest rates. While short term rates increased, long rates declined. Additionally, the Fund was positioned to benefit from widening swap spreads, but spreads instead tightened. Finally, corporate bond positioning, especially in the automotive sector, detracted from performance as well.

Extended Duration Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                                  Annualized
                                                     One Year      Inception
                                                       Return        to Date
--------------------------------------------------------------------------------
Extended Duration Fund,
Class A                                                35.74%         27.12%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR PURPOSES

Comparison of Change in the Value of a $100,000 Investment in the Extended Duration Fund, Class A, versus Lehman 20 Year U.S. Treasury Strip Index and a Hybrid (2xLehman 20 Year Bellweather Swap Index)-Lehman 3 Month Bellweather Swap Index2

                                                     Hybrid
                                                (2xLehman 20 Year
                                                Bellweather Swap
                                                 Index)-Lehman
                Extended      Lehman 20 Year        3 Month
             Duration Fund,    U.S. Treasury      Bellweather
                 Class A        Strip Index       Swap Index2
4/30/04         $100,000          $100,000         $100,000
5/31/04         $ 97,610          $ 99,820         $ 98,310
5/31/05         $132,496          $134,687         $134,793

1 For the period ended May 31, 2005. Past performance is no indication of future performance. Fund shares were offered beginning 4/21/04. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
2 The Hybrid (2xLehman 20 Year Bellweather Swap Index)-Lehman 3 Month
  Bellweather Swap Index is the most appropriate measure of the Fund's performance.

--------------------------------------------------------------------------------
8             SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------


International Equity Fund


Objective

The International Equity Fund (the "Fund") seeks to provide capital appreciation.

Strategy

The Fund is diversified across 34 markets and includes commitments to large-cap and small-cap shares. Exposure is also maintained in growth and value styles of active management. The Fund employs multiple sub-advisers, each providing unique regional or style management specialties. Allocations to the sub-advisers are carefully managed to ensure proper geographic and market exposure. Emphasis is placed on active security selection as the principal source of value added as opposed to active country allocation. The Fund does not hedge foreign currency exposure.

Analysis

International equity markets posted strong absolute returns for the fiscal year ended May 31, 2005. There was significant dispersion in returns among sectors, with the energy, materials and utilities sectors leading the way by returning over 20% during the period. In contrast, the information technology sector lagged the broader market and returned a modestly negative 0.1% during the same period.

There was also a wide level of dispersion on a country level. Several continental European countries, such as Austria and Norway, returned 30% for the period. Japan had a disappointing year as a follow-up to strong prior year performance; concerns arose around macroeconomic reports despite continuing improvement in the microeconomic environment.

The Fund modestly underperformed the MSCI EAFE benchmark by 0.3% for the fiscal year ended May 31, 2005.

The Fund enhanced relative returns via strong stock selection in the telecommunications sector. Strong stock selection on a sector basis was muted, however, by underperformance due to relative sector weightings versus the MSCI EAFE Index. For instance, both the overweight to information technology and the underweight to utilities were detractors for the period.

On a country level, the Fund slightly underperformed the benchmark as a result of positioning. More specifically, the Fund lost relative performance because of the slight overweight it maintains to Japan and its underweight to the strong-performing Australian market. Stock selection within the United Kingdom was strong during this period, however, helping to offset some of the negative positioning losses in the portfolio.

International Equity Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                         Annualized   Annualized   Annualized
                              One Year       3 Year       5 Year    Inception
                                Return       Return       Return      to Date
--------------------------------------------------------------------------------
International Equity Fund,
Class A                         13.73%        8.63%      (1.14)%        4.42%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR PURPOSES

Comparison of Change in the Value of a $100,000 Investment in the International Equity Fund, Class A, versus the Morgan Stanley MSCI EAFE Index

                   International       Morgan Stanley
                   Equity Fund,           MSCI EAFE
                      Class A               Index
6/30/96              $100,000             $100,000
5/31/97              $106,802             $106,950
5/31/98              $117,909             $118,833
5/31/99              $126,080             $124,014
5/31/00              $154,852             $145,270
5/31/01              $126,653             $120,240
5/31/02              $114,077             $108,697
5/31/03              $ 97,615             $ 95,327
5/31/04              $128,589             $126,461
5/31/05              $146,244             $144,949

1 For the period ended May 31, 2005. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005             9

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2005


Report of Independent Registered Public Accounting Firm


To the Board of Trustees and Shareholders of SEI Institutional Investments Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments of the Core Fixed Income Fund, Long Duration Fund and Extended Duration Fund and the statements of net assets of the Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Equity Fund, International Equity Fund and World Equity Ex-US Fund (collectively, the "Funds" comprising the SEI Institutional Investments Trust, hereafter referred to as the "Trust"), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds at May 31, 2005, and the results of each of their operations, the changes in each of their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
July 27, 2005




--------------------------------------------------------------------------------
10            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------



                       This page intentionally left blank.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Fund
May 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)++
23.3%  Financials
14.6%  Information Technology
13.8%  Consumer Discretionary
10.7%  Health Care
 9.4%  Industrials
 7.9%  Energy
 7.5%  Consumer Staples
 3.0%  Short-Term Investments
 2.8%  Telecommunication Services
 2.6%  Materials
 2.2%  Utilities
 1.8%  Asset-Backed Securities
 0.3%  Certificates of Deposit
 0.1%  U.S. Treasury Obligations
 0.0%  Warrants
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK  -- 98.3%
CONSUMER DISCRETIONARY -- 15.0%
   Abercrombie & Fitch, Cl A                            17,600     $    1,009
   Aeropostale*                                         16,000            436
   American Eagle Outfitters                            53,000          1,500
   Autoliv                                              74,633          3,464
   Autonation (B)*                                      47,500            950
   Barnes & Noble*                                      23,900            905
   Bed Bath & Beyond*                                  104,900          4,264
   BJ's Wholesale Club*                                 16,900            510
   BorgWarner                                           22,600          1,208
   Carnival                                             96,000          5,078
   Centex (B)                                           32,074          2,100
   Clear Channel Communications (B)                     83,280          2,434
   Coach*                                               47,000          1,365
   Comcast, Cl A*                                      141,780          4,565
   Comcast, Special Cl A (B)*                           54,996          1,740
   Dana                                                 45,400            615
   Darden Restaurants                                   83,900          2,725
   Delphi (B)                                          108,900            474
   Dillard's, Cl A                                       8,200            196
   DR Horton                                            83,529          2,888
   Eastman Kodak (B)                                    54,000          1,419
   eBay*                                               639,416         24,304
   EchoStar Communications, Cl A*                       39,801          1,163
   Federated Department Stores (B)                      47,883          3,230
   Ford Motor                                          212,200          2,118
   Fortune Brands                                       10,000            865
   Gannett                                              28,469          2,120
   General Motors (B)                                   72,161          2,275
   Goodyear Tire & Rubber (B)*                          59,400            855
   Harrah's Entertainment (B)                           51,834          3,722
   Hasbro                                               41,300            834
   Home Depot                                          168,698          6,638
   International Game Technology                       270,000          7,609
   Interpublic Group (B)*                               37,300            460
   JC Penney                                            39,100          1,946
   Johnson Controls                                     17,600            997

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   KB Home                                              29,800     $    2,013
   Kohl's*                                             186,296          9,071
   Lamar Advertising, Cl A*                             37,021          1,548
   Lennar, Cl A                                         10,500            609
   Liberty Media International, Cl B (B)*              210,000          8,801
   Limited Brands                                      127,900          2,631
   Lowe's                                              194,715         11,140
   Magna International, Cl A                             4,600            313
   Marriott International, Cl A (B)                     74,967          5,063
   Mattel (B)                                           63,700          1,158
   Maytag (B)                                           25,200            368
   McDonald's                                          514,200         15,909
   McGraw-Hill                                         157,016          6,855
   McLeodUSA, Cl A (B) (F) (H)*                         92,300             --
   MGM Mirage*                                         180,000          6,856
   Nike, Cl B (B)                                       39,200          3,222
   Nordstrom                                             7,800            476
   NVR (B)*                                              1,100            835
   OfficeMax                                             8,540            259
   Omnicom Group                                        46,353          3,796
   Polaris Industries (B)                               17,300            908
   Pulte Homes                                           9,500            726
   Ryland Group (B)                                     13,600            932
   Sherwin-Williams                                     41,312          1,836
   Standard-Pacific                                     11,600            929
   Stanley Works                                        45,019          2,008
   Staples                                             450,000          9,689
   Starwood Hotels & Resorts Worldwide                  27,801          1,556
   Station Casinos                                      22,375          1,457
   Target (B)                                          179,500          9,639
   Time Warner*                                        598,337         10,411
   Toll Brothers (B)*                                   10,300            954
   Univision Communications, Cl A (B)*                 156,925          4,176
   Valassis Communications (B)*                         44,086          1,529
   VF                                                   39,600          2,235
   Viacom, Cl B                                        319,900         10,969
   Walt Disney                                         328,326          9,009
   Wendy's International                                34,900          1,575
   Whirlpool (B)                                        25,800          1,775
   XM Satellite Radio Holdings, Cl A (B)*              308,900          9,919
                                                                   ----------
                                                                      262,136
                                                                   ----------
CONSUMER STAPLES -- 8.1%
   Albertson's (B)                                      75,000          1,574
   Altria Group                                        268,671         18,039
   Anheuser-Busch                                       39,900          1,869
   Archer-Daniels-Midland                              179,900          3,571
   Avon Products                                        82,262          3,269
   Coca-Cola                                            13,500            602
   Colgate-Palmolive                                    86,987          4,347
   ConAgra Foods (B)                                    35,300            923
   Costco Wholesale (B)                                 38,200          1,735
   CVS                                                  36,600          2,007

--------------------------------------------------------------------------------
12            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Dean Foods*                                          23,600     $      920
   Energizer Holdings*                                  33,600          2,113
   Estee Lauder, Cl A                                   75,600          2,955
   General Mills                                        60,600          3,000
   Gillette                                            348,303         18,369
   Kimberly-Clark                                       49,900          3,210
   Kroger*                                             120,100          2,014
   Molson Coors Brewing, Cl B                           11,900            696
   Pepsi Bottling Group                                 66,300          1,881
   PepsiAmericas                                        39,500            957
   PepsiCo                                             262,098         14,746
   Procter & Gamble (B)                                194,410         10,722
   Reynolds American (B)                                31,500          2,612
   Rite Aid (B)*                                        52,600            208
   Safeway*                                             92,272          2,031
   Sara Lee                                             60,200          1,221
   Smithfield Foods*                                    29,900            892
   Supervalu                                            62,000          2,031
   Tyson Foods, Cl A                                    60,000          1,108
   UST (B)                                              28,500          1,270
   Wal-Mart Stores                                     363,686         17,177
   Walgreen                                            239,000         10,836
   WM Wrigley Jr                                        54,749          3,738
                                                                   ----------
                                                                      142,643
                                                                   ----------
ENERGY -- 8.6%
   Amerada Hess (B)                                     34,400          3,194
   Anadarko Petroleum                                   33,100          2,506
   Burlington Resources                                 60,000          3,041
   ChevronTexaco                                       406,836         21,880
   ConocoPhillips                                      250,813         27,048
   Devon Energy                                         34,800          1,597
   Diamond Offshore Drilling (B)                        11,200            529
   El Paso                                              92,431            956
   Exxon Mobil                                       1,013,137         56,938
   Halliburton                                          96,000          4,103
   Marathon Oil                                         60,012          2,910
   Nabors Industries (B)*                                4,700            259
   Noble (B)                                            27,500          1,557
   Noble Energy                                          8,287            616
   NRG Energy*                                          24,600            879
   Occidental Petroleum                                 39,641          2,898
   PetroKazakhstan, Cl A                                29,000            809
   Pride International*                                 16,300            368
   Schlumberger                                        120,415          8,233
   Sunoco                                               10,300          1,056
   Talisman Energy                                      27,600            918
   Unit*                                                11,000            429
   Unocal                                               46,023          2,623
   Valero Energy                                        40,900          2,807
   Western Gas Resources                                16,600            532
   Williams                                            102,000          1,878
                                                                   ----------
                                                                      150,564
                                                                   ----------

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 20.5%
   A.G. Edwards                                         57,600     $    2,379
   ACE                                                   3,600            156
   Aflac                                                 8,700            361
   Allstate                                            101,049          5,881
   American Express                                     84,200          4,534
   American International Group                        256,727         14,261
   AmSouth Bancorp (B)                                  63,770          1,700
   Astoria Financial                                    47,511          1,308
   Bank of America                                     759,518         35,181
   Bank of New York                                     17,975            518
   BB&T (B)                                             27,433          1,096
   Bear Stearns (B)                                     33,300          3,298
   CBL & Associates Properties+                          7,000            570
   Charles Schwab                                      970,941         11,010
   Chicago Mercantile Exchange Holdings                 33,000          7,134
   Chubb (B)                                            35,616          3,000
   Cincinnati Financial                                 19,635            775
   CIT Group                                            26,400          1,120
   Citigroup                                           734,978         34,625
   Comerica                                             75,291          4,207
   Commerce Bancorp (B)                                 30,400            844
   Countrywide Financial                               114,400          4,252
   Crescent Real Estate Equity EQT+                     22,300            410
   Downey Financial                                     12,100            908
   E*Trade Financial*                                   36,600            452
   Endurance Specialty Holdings                         24,300            886
   Equity Office Properties Trust+                      47,700          1,550
   Equity Residential+ (B)                              46,300          1,662
   Fannie Mae                                           71,774          4,252
   Fidelity National Financial                          36,934          1,329
   First American                                       60,815          2,354
   First Horizon National (B)                           26,669          1,126
   Franklin Resources                                   93,800          6,767
   Freddie Mac                                         143,194          9,313
   Friedman Billings Ramsey Group,
     Cl A+ (B)                                         103,300          1,348
   General Growth Properties+ (B)                       19,700            767
   Golden West Financial (B)                            21,220          1,329
   Goldman Sachs Group                                 184,458         17,985
   Hartford Financial Services Group (B)                60,275          4,508
   Huntington Bancshares                                52,473          1,224
   Independence Community Bank                          41,953          1,572
   IndyMac Bancorp                                      44,300          1,823
   IPC Holdings                                          2,100             80
   Jefferson-Pilot                                      62,683          3,159
   JPMorgan Chase                                      433,627         15,502
   Keycorp                                             143,218          4,692
   Legg Mason                                           65,450          5,379
   Lehman Brothers Holdings                             93,561          8,626
   Leucadia National                                    22,300            890
   Lincoln National                                     71,700          3,265
   Loews                                                34,800          2,620
   Marshall & Ilsley                                    21,600            940

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            13

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   MBIA (B)                                             49,261     $    2,755
   MBNA                                                266,933          5,630
   Merrill Lynch                                       109,762          5,956
   Metlife                                             134,200          5,985
   Mills+ (B)                                           15,000            862
   Moody's                                             219,528          9,499
   Morgan Stanley                                      104,127          5,098
   National City                                       199,896          6,908
   Nationwide Financial Services, Cl A                  23,300            890
   North Fork Bancorporation                            38,400          1,047
   Old Republic International                           27,000            671
   PMI Group                                            25,500            964
   PNC Financial Services Group                         44,586          2,437
   Popular                                              46,204          1,088
   Principal Financial Group                            57,900          2,310
   Progressive                                          11,700          1,124
   Providian Financial (B)*                             63,700          1,135
   Prudential Financial                                 25,200          1,595
   Radian Group                                         19,300            885
   Rayonier+                                             7,900            415
   Regions Financial (B)                                56,566          1,905
   Safeco                                               42,100          2,265
   St. Joe (B)                                          17,900          1,412
   St. Paul Travelers                                   61,116          2,315
   Stancorp Financial Group                             14,800          1,108
   State Street                                         21,265          1,021
   SunTrust Banks                                       78,966          5,813
   UnionBanCal                                          25,200          1,582
   UnumProvident (B)                                    47,850            879
   US Bancorp (B)                                      256,406          7,520
   Wachovia                                            293,860         14,913
   Washington Mutual                                   123,324          5,093
   Webster Financial                                    32,991          1,547
   Wells Fargo                                         120,109          7,256
   Willis Group Holdings (B)                            31,724          1,087
   XL Capital, Cl A                                     10,158            765
   Zions Bancorporation                                 16,100          1,141
                                                                   ----------
                                                                      359,804
                                                                   ----------
HEALTH CARE -- 11.7%
   Abbott Laboratories                                  33,500          1,616
   Aetna                                                16,900          1,318
   Alcon                                                 7,108            727
   Allergan                                            120,000          9,277
   AmerisourceBergen (B)                                13,100            846
   Amgen*                                              282,375         17,671
   Applera--Applied Biosystems
     Group (B)                                          87,349          1,870
   Bausch & Lomb                                        13,600          1,062
   Boston Scientific*                                  154,700          4,191
   Bristol-Myers Squibb                                143,645          3,643
   C.R. Bard                                            20,000          1,365
   Cardinal Health                                      12,800            742

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Caremark Rx*                                        209,511     $    9,357
   Cigna                                                27,300          2,655
   Cooper                                                7,815            516
   Eli Lilly                                           154,322          8,997
   Genentech (B)*                                      384,540         30,475
   Genzyme*                                             44,300          2,764
   HCA                                                  32,462          1,753
   Health Management Associates, Cl A                   48,700          1,228
   Humana*                                              35,900          1,305
   Invitrogen (B)*                                      14,400          1,142
   Johnson & Johnson                                   175,862         11,800
   Kinetic Concepts*                                    22,000          1,413
   Laboratory of America Holdings (B)*                  42,000          2,035
   McKesson (B)                                          7,600            306
   Medco Health Solutions*                              46,100          2,305
   Medtronic                                           449,442         24,158
   Merck                                               196,153          6,363
   PerkinElmer                                         100,783          1,928
   Pfizer                                              333,430          9,303
   Sanofi-Aventis ADR                                   29,000          1,305
   St. Jude Medical*                                     7,700            309
   Stryker                                              69,500          3,381
   UnitedHealth Group                                  165,000          8,016
   Universal Health Services, Cl B                      15,300            894
   WellPoint*                                           83,054         11,046
   Wyeth                                               120,409          5,222
   Zimmer Holdings*                                    132,200         10,124
                                                                   ----------
                                                                      204,428
                                                                   ----------
INDUSTRIALS -- 10.2%
   3M                                                   81,688          6,261
   Apollo Group, Cl A (B)*                              37,200          2,920
   Boeing                                               16,100          1,029
   Burlington Northern Santa Fe                        141,966          7,016
   Canadian Pacific Railway                             24,500            905
   Caterpillar                                          64,854          6,103
   Cendant                                             402,751          8,542
   Cintas (B)                                          122,150          4,931
   Cooper Industries, Cl A                              21,200          1,462
   CSX                                                  29,649          1,233
   Cummins                                              23,500          1,597
   Deere                                                16,700          1,105
   Deluxe                                               34,800          1,406
   Eaton                                                53,324          3,191
   Emerson Electric                                     19,379          1,288
   Expeditors International Washington                 150,000          7,647
   Fastenal (B)                                         61,123          3,552
   GATX                                                 23,300            778
   General Dynamics                                     26,800          2,894
   General Electric                                  1,360,600         49,635
   Goodrich                                             32,145          1,346
   Harsco                                               17,200            998
   HNI                                                   8,000            413

--------------------------------------------------------------------------------
14            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Honeywell International                              49,828     $    1,805
   Hubbell, Cl B (B)                                    14,450            657
   Illinois Tool Works                                  37,700          3,183
   L-3 Communications Holdings                          34,000          2,406
   Lockheed Martin (B)                                  80,700          5,237
   Manpower                                             15,500            617
   Masco                                                68,600          2,197
   Navistar International (B)*                          22,500            686
   Norfolk Southern                                     63,182          2,017
   Northrop Grumman                                    129,300          7,205
   Paccar                                               14,400          1,019
   Parker Hannifin                                       5,721            345
   Raytheon                                             34,200          1,339
   Rockwell Collins                                     38,000          1,877
   RR Donnelley & Sons                                  46,816          1,557
   Ryder System                                          6,200            228
   Teekay Shipping (B)                                  26,200          1,113
   Textron                                              30,862          2,385
   Tyco International                                   76,300          2,207
   United Parcel Service, Cl B                         156,241         11,507
   United Technologies                                  48,000          5,122
   Weight Watchers International (B)*                  163,000          7,930
   Yellow Roadway (B)*                                  14,100            744
                                                                   ----------
                                                                      179,635
                                                                   ----------
INFORMATION TECHNOLOGY -- 15.9%
   Activision*                                          64,000          1,009
   Adobe Systems (B)                                    44,000          1,455
   American Tower, Cl A*                                48,700            879
   Apple Computer*                                      74,700          2,966
   Arrow Electronics*                                   28,065            784
   Autodesk                                             61,400          2,430
   Automatic Data Processing                            37,740          1,653
   Avnet (B)*                                           63,500          1,328
   Cisco Systems*                                      751,099         14,556
   Cognizant Technology Solutions,
     Cl A*                                              31,000          1,488
   Computer Sciences (B)*                               21,400            991
   Comverse Technology (B)*                             67,000          1,577
   Convergys*                                           54,400            742
   Corning (B)*                                        114,000          1,788
   Dell*                                               350,570         13,984
   Dun & Bradstreet*                                    15,800            971
   Electronic Arts (B)*                                 68,400          3,594
   Electronic Data Systems                              23,800            469
   EMC*                                                443,676          6,238
   First Data                                          672,744         25,450
   Fiserv*                                              63,839          2,745
   Flextronics International (B)*                       46,315            592
   Freescale Semiconductor, Cl B*                        4,471             90
   Google, Cl A (B)*                                    32,700          9,104
   Harris                                               34,000            977
   Hewlett-Packard                                     429,845          9,676

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Ingram Micro, Cl A*                                  99,985     $    1,581
   Intel                                               714,751         19,248
   International Business Machines                      42,303          3,196
   Intuit (B)*                                         165,000          7,131
   Juniper Networks (B)*                               150,200          3,851
   Lexmark International, Cl A*                         70,000          4,791
   Linear Technology                                   216,233          8,102
   Lucent Technologies (B)*                             94,793            266
   Marvell Technology Group (B)*                        41,000          1,679
   Maxim Integrated Products                            62,000          2,443
   McAfee*                                              90,000          2,581
   Microsoft                                         1,387,659         35,802
   Motorola                                             40,500            704
   NAVTEQ*                                             130,000          4,960
   NCR*                                                 41,300          1,513
   Oracle*                                             587,600          7,533
   Paychex                                             571,272         16,498
   Qualcomm                                            604,974         22,541
   Research In Motion*                                  55,600          4,605
   Reynolds & Reynolds, Cl A                             9,100            248
   Sabre Holdings, Cl A                                 41,800            839
   SanDisk*                                            260,000          6,783
   Sanmina-SCI*                                         45,339            233
   Seagate Technology                                   70,000          1,485
   Solectron (B)*                                      150,400            549
   Storage Technology*                                  17,000            549
   Sun Microsystems*                                    36,700            140
   Sybase*                                              43,400            885
   Tech Data*                                           13,516            485
   Trimble Navigation (B)*                              27,000          1,072
   Western Digital*                                     80,900          1,214
   Xerox (B)*                                           74,500          1,011
   Yahoo!*                                             174,646          6,497
                                                                   ----------
                                                                      278,551
                                                                   ----------
MATERIALS -- 2.8%
   Agrium                                               64,800          1,224
   Air Products & Chemicals                             12,600            759
   Ball                                                 23,600            886
   Dow Chemical                                        149,600          6,775
   E.I. Du Pont de Nemours                              27,365          1,273
   Eastman Chemical                                     51,253          3,013
   Engelhard                                            32,000            941
   Georgia-Pacific                                      64,049          2,123
   International Paper                                  50,337          1,621
   Louisiana-Pacific                                    94,500          2,379
   Lubrizol                                             49,003          1,929
   Lyondell Chemical                                    61,800          1,467
   Martin Marietta Materials (B)                        15,183            927
   MeadWestvaco                                         38,200          1,096
   Monsanto (B)                                         25,000          1,425
   Nucor (B)                                            85,100          4,507
   Phelps Dodge                                         11,500          1,005

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            15

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   PPG Industries                                       46,349     $    3,031
   Praxair                                             170,000          7,968
   Rohm & Haas                                          33,100          1,544
   Sonoco Products                                      21,583            575
   Temple-Inland                                         6,534            233
   United States Steel (B)                              25,700          1,022
   Weyerhaeuser                                         21,400          1,373
                                                                   ----------
                                                                       49,096
                                                                   ----------
TELECOMMUNICATION SERVICES -- 3.1%
   Alltel (B)                                           41,400          2,408
   AT&T                                                141,900          2,666
   BellSouth                                           269,417          7,210
   CenturyTel                                           71,400          2,341
   Crown Castle International*                         112,807          2,006
   Nextel Communications, Cl A*                        230,000          6,941
   Nokia ADR                                           411,776          6,943
   SBC Communications                                  479,944         11,221
   Sprint (B)                                           72,736          1,723
   Verizon Communications                              299,571         10,599
                                                                   ----------
                                                                       54,058
                                                                   ----------
UTILITIES -- 2.4%
   American Electric Power                              29,294          1,045
   Centerpoint Energy (B)                               30,900            379
   Constellation Energy Group                           62,499          3,340
   DTE Energy (B)                                       19,887            945
   Duke Energy (B)                                      64,400          1,770
   Edison International                                 82,808          3,043
   Energy East                                          55,600          1,557
   Entergy                                              43,499          3,124
   Exelon                                               54,100          2,535
   FirstEnergy                                          38,500          1,705
   FPL Group                                             8,000            325
   KeySpan (B)                                          42,000          1,669
   Northeast Utilities                                 138,817          2,750
   NSTAR                                                35,100          2,055
   Oneok (B)                                           115,222          3,555
   Pepco Holdings                                       43,300            976
   PG&E                                                 50,200          1,796
   Pinnacle West Capital                                29,500          1,301
   PPL                                                   6,203            357
   Progress Energy (B)                                  27,100          1,199
   Sempra Energy                                        57,500          2,281
   Southern                                             19,400            659
   TXU                                                  27,500          2,208
   Xcel Energy (B)                                      76,800          1,415
                                                                   ----------
                                                                       41,989
                                                                   ----------
Total Common Stock
   (Cost $1,597,359) ($ Thousands)                                  1,722,904
                                                                   ----------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
                                                     Number of
                                                      Warrants
                                                     ---------
WARRANTS -- 0.0%
   Lucent Technologies, Expires 12/10/07*                  758     $       --
                                                                   ----------
Total Warrants
   (Cost $0) ($ Thousands)                                                 --
                                                                   ----------
CORPORATE OBLIGATIONS (C) (E) -- 3.9%
FINANCIALS -- 3.9%
   ASIF Global Financing XV (G)
        3.026%, 09/02/05                               $   217            217
   Allstate Life Global Funding II MTN (G)
        3.080%, 06/15/06                                 1,077          1,077
   American General Finance (G)
        3.090%, 06/15/06                                 2,107          2,107
   Bear Stearns EXL
        3.100%, 06/15/06                                 4,166          4,166
   CCN Bluegrass (G)
        3.170%, 02/21/06                                 1,521          1,521
   CIT Group MTN
        3.260%, 05/12/06                                 5,851          5,851
        3.199%, 07/29/05                                   267            267
        3.163%, 04/19/06                                   585            586
   Caterpillar Financial Services MTN, Ser F
        3.250%, 07/11/05                                 1,170          1,170
   Countrywide Home Loans MTN, Ser A
        3.509%, 03/21/06                                 1,919          1,919
   Countrywide Home Loans MTN, Ser M
        3.389%, 08/26/05                                   702            702
        3.152%, 06/23/05                                 1,428          1,428
        3.040%, 11/30/05                                 2,668          2,668
        2.810%, 01/31/06                                   515            515
   Dekabank (G)
        3.206%, 05/19/06                                 4,330          4,329
   Five Finance MTN (G)
        3.100%, 09/22/05                                 3,323          3,323
   Harrier Finance Funding MTN (G)
        3.034%, 09/15/05                                   679            679
   Harrier Finance Funding MTN, Ser 1 (G)
        3.016 %, 06/15/05                                2,036          2,036
   Irish Life & Permanent MTN, Ser X (G)
        3.101%, 06/22/06                                 2,177          2,176
   Jackson National Life Funding (G)
        3.064%, 05/01/06                                 5,149          5,149
   K2 MTN (G)
        2.995%, 12/12/05                                   140            140
   Lakeside Funding
        3.120%, 06/08/05                                 1,170          1,170
   Liberty Lighthouse US Capital MTN (G)
        3.118%, 05/10/06                                 2,340          2,339
   Morgan Stanley EXL
        3.089%, 05/04/06                                   819            819

--------------------------------------------------------------------------------
16            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley EXL, Ser S
        3.085%, 06/02/06                               $ 1,170     $    1,170
   Nationwide Building Society (G)
        3.090%, 01/06/06                                 2,341          2,341
        3.083%, 10/28/05                                 1,170          1,170
   Northern Rock (G)
        3.099%, 02/03/06                                 2,411          2,411
   Pacific Life Global Funding (G)
        3.080%, 06/13/06                                 1,755          1,755
   Premium Asset Trust, Ser 2004-01 (G)
        3.100%, 02/06/06                                 1,732          1,733
   Premium Asset Trust, Ser 2004-10 (G)
        3.100%, 04/14/06                                 3,277          3,277
   SLM EXL, Ser S (G)
        3.090%, 05/15/06                                 2,575          2,575
   SLM MTN, Ser X (G)
        3.090%, 06/20/06                                 4,681          4,681
   White Pine Finance MTN, Ser 1 (G)
        3.071%, 11/01/05                                 1,030          1,030
                                                                   ----------
Total Corporate Obligations
   (Cost $68,497) ($ Thousands)                                        68,497
                                                                   ----------

ASSET-BACKED SECURITIES (C) (E) (G) -- 2.0%
AUTOMOTIVE -- 0.4%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                                 5,662          5,662
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
        3.110%, 03/15/06                                   558            558
                                                                   ----------
                                                                        6,220
                                                                   ----------
MORTGAGE RELATED SECURITIES -- 1.6%
   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
        3.090%, 09/20/05                                 1,498          1,498
   Blue Heron Funding, Ser 6A, Cl A1
        3.129%, 06/21/05                                   468            468
   Blue Heron Funding, Ser 9A, Cl A1
        3.120%, 02/22/06                                 2,341          2,341
   CCN Independence IV
        3.160%, 10/17/05                                 1,287          1,287
        3.160%, 01/17/06                                   819            819
   Cheyne High Grade, Ser 2004-1A,
     Cl A1
        3.250%, 11/10/05                                 1,346          1,346
   Commodore, Ser 2003-2A, Cl A1MM
        3.100%, 12/12/38                                 1,077          1,077
   Duke Funding, Ser 2004-6B, Cl A1S1
        2.680%, 04/10/06                                 1,755          1,755


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
        3.140%, 09/20/05                               $ 3,324     $    3,324
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
        3.141%, 06/25/06                                 2,340          2,340
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
        3.370%, 11/18/05                                 2,288          2,288
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
        3.140%, 11/25/05                                 3,764          3,764
   RMAC, Ser 2004-NS2A, Cl A1
        3.080%, 06/13/05                                   417            417
   RMAC, Ser 2004-NS3A, Cl A1
        3.090%, 06/12/05                                   983            983
   Saturn Ventures II
        3.150%, 08/08/05                                 2,598          2,598
   TIAA Real Estate, Ser 2003 1A, Cl A1
        3.131%, 03/28/06                                 1,511          1,511
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
        3.040%, 06/15/05                                   585            585
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMC
        3.030%, 09/15/05                                   421            421
                                                                   ----------
                                                                       28,822
                                                                   ----------
Total Asset-Backed Securities
   (Cost $35,042) ($ Thousands)                                        35,042
                                                                   ----------

CASH EQUIVALENTS -- 1.5%
   First Union Cash Management
     Program                                         3,118,787          3,119
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                  22,533,778         22,534
                                                                   ----------
Total Cash Equivalents
   (Cost $25,653) ($ Thousands)                                        25,653
                                                                   ----------

COMMERCIAL PAPER (C) (D) -- 0.9%
FINANCIALS -- 0.9%
   Ajax Bambino Funding
        3.119%, 07/06/05                                 2,340          2,333
   Altimira Funding
        3.004%, 06/16/05                                   305            305
   Beethoven Funding
        3.109%, 07/05/05                                 1,170          1,167
        3.013%, 06/13/05                                 1,176          1,175
   Brahms Funding
        3.000%, 06/02/05                                 3,018          3,018


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            17

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Capital One Multi-Asset Funding
        3.025%, 06/20/05                               $   936     $      935
        3.002%, 06/07/05                                   819            819
   Cobbler Funding
        3.057%, 06/28/05                                   428            427
   Cre-8 Funding
        3.106%, 06/23/05                                   819            818
   Golden Fish
        3.065%, 06/20/05                                   760            759
        3.065%, 06/22/05                                 1,218          1,216
        3.055%, 06/21/05                                   351            350
        3.053%, 06/14/05                                   941            940
   Rams Funding
        3.121%, 06/06/05                                 1,170          1,170
                                                                   ----------
Total Commercial Paper
   (Cost $15,432) ($ Thousands)                                        15,432
                                                                   ----------

MASTER NOTES (C) -- 0.5%
   Bank of America Master Notes
        3.143%, 06/01/05                                 5,851          5,851
   Bear Stearns Master Notes
        3.234%, 06/01/05                                 2,809          2,809
                                                                   ----------
Total Master Notes
   (Cost $8,660) ($ Thousands)                                          8,660
                                                                   ----------

CERTIFICATES OF DEPOSIT (C) (E) -- 0.3%
   U.S. Trust
        3.215%, 09/12/05                                 2,340          2,340
   Washington Mutual Bank
        3.270%, 08/18/05                                 2,762          2,762
                                                                   ----------
Total Certificates of Deposit
   (Cost $5,102) ($ Thousands)                                          5,102
                                                                   ----------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills (A)
        2.934%, 08/25/05                                 1,540          1,530
                                                                   ----------
Total U.S. Treasury Obligation
   (Cost $1,529) ($ Thousands)                                          1,530
                                                                   ----------

REPURCHASE AGREEMENTS (C) -- 1.3%
   Barclays Capital
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $3,683,476
     (collateralized by U.S. Government
     Obligation, par value $3,833,518
     0.000%, 12/28/05; with total market
     value $3,756,847)                                   3,683          3,683


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $2,925,846
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $35,458-
     $1,766,921, 0.000%-4.375%,
     10/15/06-10/15/16; with total
     market value $2,984,217)                          $ 2,926     $    2,926
   UBS Paine Webber
     3.050%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $16,384,742
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $683,771-
     $4,400,218, 0.000%-8.875%,
     04/15/07-05/15/30; with total
     market value $16,711,078)                          16,383         16,383
                                                                   ----------
Total Repurchase Agreements
   (Cost $22,992) ($ Thousands)                                        22,992
                                                                   ----------
Total Investments -- 108.8%
   (Cost $1,780,266) ($ Thousands)                                  1,905,812
                                                                   ----------

OTHER ASSETS AND LIABILITIES -- (8.8)%
Payable upon Return on Securities Loaned                             (155,725)
Payable for Investment Securities Purchased                            (2,465)
Payable for Fund Shares Redeemed                                       (1,568)
Investment Advisory Fees Payable                                         (364)
Trustee's Fees Payable                                                     (5)
Other Assets and Liabilities, Net                                       6,100
                                                                   ----------
Total Other Assets and Liabilities                                   (154,027)
                                                                   ----------
Net Assets -- 100.0%                                               $1,751,785
                                                                   ==========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $1,975,109
Undistributed net investment income                                     5,023
Accumulated net realized loss on investments
   and futures contracts                                             (353,977)
Net unrealized appreciation on investments                            125,546
Net unrealized appreciation on futures contracts                           84
                                                                   ----------
Net Assets                                                         $1,751,785
                                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,751,751,272 / 112,766,866 shares)                               $15.53
                                                                       ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($33,379 / 2,151 shares)                                            $15.52
                                                                       ======
--------------------------------------------------------------------------------
18            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
A summary of the open futures contracts held by the fund at May 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                        CONTRACT                    UNREALIZED
    TYPE OF              NUMBER OF       VALUE       EXPIRATION    APPRECIATION
   CONTRACT              CONTRACTS    ($ THOUSANDS)     DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P Mid 400 Index E-Mini    25           $ 1,677       06/17/05         $21
S&P 500 Composite Index     54            16,096       06/18/05          63
                                                                        ---
                                                                        $84
                                                                        ---
* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2005 (see Note 9). The total value of securities on loan at May 31, 2005 was $151,450 ($Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2005 was $155,725 ($Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2005.
(F) Security considered illiquid. The total value of such securities as of May 31, 2005 was $0 and represents 0.00% of Net Assets.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(H) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2005 was $0 and represented 0.00% of Net Assets.
ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series
Amount designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            19

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Disciplined Equity Fund
May 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)++
22.7%   Financials
13.5%   Information Technology
12.0%   Health Care
10.8%   Industrials
 9.3%   Consumer Discretionary
 9.1%   Consumer Staples
 8.4%   Energy
 3.5%   Short-Term Investments
 2.8%   Materials
 2.7%   Telecommunication Services
 2.7%   Utilities
 2.0%   Asset-Backed Securities
 0.3%   Certificates of Deposit
 0.2%   U.S. Treasury Obligations
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.8%
CONSUMER DISCRETIONARY -- 10.2%
   Abercrombie & Fitch, Cl A                            11,000     $      631
   Aeropostale*                                          5,101            139
   Amazon.Com (B)*                                      81,602          2,898
   American Axle & Manufacturing
     Holdings (B)                                       31,295            648
   American Eagle Outfitters                            39,547          1,119
   American Greetings, Cl A (B)                         17,266            449
   Autoliv                                              37,846          1,756
   Autonation (B)*                                     154,955          3,099
   Barnes & Noble*                                      35,394          1,340
   Best Buy                                              7,989            435
   BJ's Wholesale Club*                                 10,900            329
   Black & Decker                                      101,938          8,901
   Blyth                                                 1,531             43
   Brinker International*                               35,068          1,319
   Brunswick                                            51,266          2,206
   Carnival (B)                                        105,976          5,606
   CBRL Group                                           32,316          1,316
   Centex (B)                                           59,056          3,867
   Choice Hotels International                          15,980          1,048
   Circuit City Stores                                  39,000            639
   Claire's Stores                                      23,277            549
   Coach (B)*                                          189,700          5,509
   Comcast, Cl A*                                      383,529         12,350
   Comcast, Special Cl A (B)*                           12,755            404
   Dana                                                 29,000            393
   Darden Restaurants                                  120,701          3,920
   Dillard's, Cl A                                      36,700            878
   Dollar General                                       16,500            324
   DR Horton                                           231,932          8,018
   Eastman Kodak (B)                                   129,100          3,393
   eBay*                                               195,042          7,414
   EchoStar Communications, Cl A (B)*                  349,856         10,226
   Federated Department Stores (B)                      23,845          1,608
   Ford Motor                                          592,304          5,911
   Fortune Brands (B)                                  125,625         10,867

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   GameStop, Cl B*                                      13,650     $      366
   Gannett (B)                                          91,768          6,833
   Gap (B)                                             378,712          7,953
   Gemstar-TV Guide International*                      17,287             59
   Genesco*                                              9,700            332
   Genuine Parts                                        59,000          2,535
   Goodyear Tire & Rubber (B)*                          95,400          1,373
   Harley-Davidson                                       5,900            289
   Harman International Industries                      44,357          3,675
   Harrah's Entertainment                                7,800            560
   Hibbett Sporting Goods*                              15,700            551
   Hilton Hotels                                        51,418          1,246
   Home Depot                                        1,207,971         47,534
   HOT Topic*                                           29,500            633
   Jack in the Box (B)*                                  2,600            108
   Jakks Pacific (B)*                                   33,200            686
   JC Penney (B)                                       361,566         17,991
   Johnson Controls                                      9,512            539
   Jones Apparel Group                                  81,500          2,601
   KB Home                                              21,500          1,452
   Knight-Ridder                                         7,400            467
   Kohl's*                                               7,400            360
   Leggett & Platt                                      16,300            434
   Liberty Media, Cl A*                                 51,500            535
   Liberty Media International, Cl B*                   28,400          1,190
   Limited Brands                                      210,000          4,320
   Liz Claiborne (B)                                    18,300            687
   Lowe's                                              139,752          7,995
   Marriott International, Cl A                         27,200          1,837
   May Department Stores                                16,408            626
   McDonald's (B)                                      382,232         11,826
   McGraw-Hill                                          35,417          1,546
   MDC Holdings                                         18,800          1,358
   Media General, Cl A                                   1,139             70
   Meredith                                             19,653            975
   MGM Mirage (B)*                                     240,280          9,152
   Michaels Stores                                      14,871            626
   News, Cl A                                          220,900          3,563
   Nike, Cl B (B)                                        6,390            525
   Nordstrom                                            59,813          3,651
   NVR (B)*                                              6,774          5,141
   Omnicom Group                                        11,500            942
   Petco Animal Supplies*                               12,287            370
   Polaris Industries (B)                               19,741          1,036
   Pulte Homes (B)                                      21,258          1,625
   Reebok International                                 36,600          1,490
   Regal Entertainment Group, Cl A (B)                  54,585          1,086
   Rent-A-Center*                                       27,480            650
   Royal Caribbean Cruises (B)                          32,725          1,509
   Sears Holdings*                                       7,100          1,042
   Select Comfort (B)*                                  29,700            722
   Sherwin-Williams                                     38,700          1,720
   Standard-Pacific                                      3,400            272

--------------------------------------------------------------------------------
20            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Stanley Works                                        34,800     $    1,552
   Staples                                              76,166          1,640
   Starbucks (B)*                                      121,204          6,636
   Starwood Hotels & Resorts Worldwide                  47,663          2,668
   Target (B)                                          149,062          8,005
   Timberland, Cl A (B)*                                   437             16
   Time Warner*                                        809,628         14,088
   Toys "R" Us*                                         58,100          1,522
   Tribune (B)                                          60,634          2,194
   VF                                                   15,200            858
   Viacom, Cl B                                        369,415         12,667
   Walt Disney                                       1,061,375         29,124
   Washington Post, Cl B                                   696            578
   Whirlpool (B)                                        29,891          2,056
   Yum! Brands                                          10,000            513
                                                                   ----------
                                                                      360,333
                                                                   ----------
CONSUMER STAPLES -- 10.0%
   Alberto-Culver                                        3,042            135
   Albertson's (B)                                      32,000            672
   Altria Group                                        390,234         26,200
   Anheuser-Busch (B)                                  511,520         23,965
   Archer-Daniels-Midland                              813,456         16,147
   Avon Products                                       460,553         18,302
   Bunge                                                43,690          2,710
   Chiquita Brands International (B)                    10,700            311
   Clorox                                              125,528          7,332
   Coca-Cola                                           691,146         30,846
   Coca-Cola Enterprises                               110,632          2,421
   Colgate-Palmolive                                   144,213          7,206
   ConAgra Foods                                         6,600            172
   Costco Wholesale (B)                                212,772          9,664
   CVS                                                  32,400          1,777
   Energizer Holdings (B)*                             101,815          6,402
   General Mills                                        14,700            728
   Gillette                                            282,829         14,916
   Hershey                                              40,566          2,605
   Hormel Foods                                          6,410            190
   Kellogg                                              31,585          1,437
   Kimberly-Clark                                      218,156         14,034
   Kraft Foods, Cl A                                     6,800            221
   Kroger (B)*                                          96,254          1,614
   Loews--Carolina Group                               153,219          4,578
   McCormick                                            12,700            430
   Molson Coors Brewing, Cl B                            4,900            286
   Pepsi Bottling Group (B)                            354,521         10,058
   PepsiAmericas                                        19,000            460
   PepsiCo                                             218,182         12,275
   Pilgrim's Pride (B)                                 226,376          7,980
   Procter & Gamble (B)                                480,379         26,493
   Reynolds American (B)                                84,441          7,001
   Safeway*                                             40,600            894
   Sanderson Farms                                       4,900            186

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Sara Lee                                             84,400     $    1,712
   Smithfield Foods*                                   140,653          4,196
   Supervalu                                           182,556          5,980
   Tyson Foods, Cl A                                   186,170          3,437
   UST (B)                                             134,400          5,989
   Wal-Mart Stores                                   1,412,342         66,705
   Walgreen                                             71,703          3,251
   Whole Foods Market                                    3,000            357
   WM Wrigley Jr                                        18,100          1,236
                                                                   ----------
                                                                      353,511
                                                                   ----------
ENERGY -- 9.2%
   Amerada Hess (B)                                     29,000          2,693
   Anadarko Petroleum                                  176,295         13,345
   Apache                                              104,084          6,116
   Ashland                                              34,427          2,351
   Baker Hughes (B)                                    171,615          7,927
   Burlington Resources                                 46,848          2,374
   ChevronTexaco                                       763,746         41,074
   ConocoPhillips                                      454,254         48,987
   Devon Energy                                        120,279          5,521
   Diamond Offshore Drilling (B)                        16,900            798
   El Paso (B)                                          69,300            717
   EOG Resources (B)                                    51,900          2,589
   Exxon Mobil                                       1,804,371        101,406
   Halliburton                                          71,630          3,061
   Kerr-McGee                                            7,511            555
   Kinder Morgan                                         2,934            228
   Marathon Oil                                        156,545          7,591
   National Oilwell Varco*                              11,400            513
   Noble                                                20,800          1,178
   Occidental Petroleum                                379,657         27,757
   Overseas Shipholding Group (B)                       16,729          1,022
   Patterson-UTI Energy                                 35,318            936
   Pogo Producing (B)                                   42,033          2,078
   Premcor                                               6,347            431
   Rowan*                                                3,600             99
   Schlumberger (B)                                    154,634         10,572
   Sunoco (B)                                           32,529          3,336
   Tidewater                                            14,100            488
   Todco, Cl A*                                          7,800            178
   Transocean*                                         144,100          7,178
   Unit*                                                 6,200            242
   Unocal                                               32,427          1,848
   Valero Energy (B)                                   244,743         16,794
   Williams                                             84,800          1,561
   XTO Energy                                           14,266            444
                                                                   ----------
                                                                      323,988
                                                                   ----------
FINANCIALS -- 19.6%
   ACE (B)                                             199,075          8,604
   Allstate                                            292,595         17,029

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            21

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Disciplined Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   AMBAC Financial Group                                 4,651     $      335
   American Capital Strategies (B)                      15,378            538
   American Express                                    184,746          9,949
   American Financial Group                             25,400            823
   American International Group                        728,932         40,492
   AmeriCredit (B)*                                      4,900            122
   Apartment Investment & Management,
      Cl A+                                             48,100          1,784
   Archstone-Smith Trust+                               47,600          1,753
   Astoria Financial                                     4,887            135
   Axis Capital Holdings                                44,371          1,221
   Bank of America                                   1,962,848         90,919
   Bank of New York                                      8,525            246
   BB&T (B)                                            129,200          5,160
   Bear Stearns (B)                                     80,294          7,952
   Capital One Financial                                18,021          1,359
   Chubb                                                 8,100            682
   CIT Group                                            89,217          3,785
   Citigroup                                         2,038,714         96,044
   Comerica                                             32,600          1,822
   Compass Bancshares                                   13,400            597
   Countrywide Financial                               652,218         24,243
   Equity Office Properties Trust+                       6,700            218
   Equity Residential+                                  20,000            718
   Everest Re Group                                     36,147          3,235
   Fannie Mae                                          507,688         30,075
   Fifth Third Bancorp (B)                              25,505          1,087
   First American                                       57,148          2,212
   First Bancorp Puerto Rico                            16,200            621
   Franklin Resources (B)                               23,409          1,689
   Freddie Mac                                         185,036         12,035
   Genworth Financial, Cl A                             13,900            403
   Golden West Financial                                25,742          1,612
   Goldman Sachs Group                                 164,959         16,083
   Hartford Financial Services Group (B)                52,064          3,894
   Health Care+                                          7,889            283
   Independence Community Bank                          12,718            477
   Infinity Property & Casualty                          4,900            157
   JPMorgan Chase                                    1,079,188         38,581
   Keycorp                                              70,100          2,296
   LandAmerica Financial Group (B)                      10,100            568
   Lehman Brothers Holdings                            163,329         15,059
   Lincoln National                                     36,614          1,667
   Loews                                                37,805          2,847
   M&T Bank (B)                                          9,500            970
   Mack-Cali Realty+                                     6,454            284
   Marshall & Ilsley                                     9,000            392
   MBIA                                                 27,000          1,510
   MBNA                                                619,852         13,073
   Merrill Lynch                                       392,932         21,320
   Metlife (B)                                         201,455          8,985
   MGIC Investment                                      51,700          3,171
   Moody's                                              32,470          1,405
   Morgan Stanley                                      440,212         21,553

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   National City                                       477,072     $   16,488
   Nationwide Financial Services, Cl A                  15,794            603
   North Fork Bancorporation                           176,200          4,803
   Northern Trust                                        4,900            225
   PartnerRe                                            24,286          1,605
   Plum Creek Timber+ (B)                                4,500            158
   PNC Financial Services Group                         24,628          1,346
   Popular                                               1,666             39
   Principal Financial Group                            46,900          1,871
   Progressive                                          12,724          1,222
   Prologis+                                            10,600            433
   Providian Financial (B)*                             98,069          1,748
   Regions Financial (B)                                60,100          2,024
   Reinsurance Group of America (B)                     19,153            876
   RenaissanceRe Holdings                               33,718          1,588
   Safeco (B)                                           33,861          1,822
   Simon Property Group+                                33,381          2,294
   SLM                                                  32,300          1,559
   St. Paul Travelers                                   48,500          1,837
   Stancorp Financial Group                              3,123            234
   SunTrust Banks                                        6,200            456
   Synovus Financial (B)                                35,900          1,044
   T Rowe Price Group (B)                               34,464          2,056
   Torchmark                                             7,569            399
   Trizec Properties+ (B)                                5,860            114
   UnionBanCal                                           4,064            255
   UnumProvident                                        57,700          1,059
   US Bancorp (B)                                      754,915         22,142
   Wachovia                                            840,767         42,669
   Washington Mutual                                   414,647         17,125
   Wells Fargo                                         475,214         28,708
   WR Berkley                                          199,025          7,057
   XL Capital, Cl A                                     42,743          3,218
   Zions Bancorporation                                 15,500          1,098
                                                                   ----------
                                                                      694,249
                                                                   ----------
HEALTH CARE -- 13.2%
   Abbott Laboratories                                 154,981          7,476
   Aetna                                                58,432          4,558
   Alcon                                                 4,263            436
   Allergan (B)                                        142,001         10,978
   American Pharmaceutical Partners*                         1             --
   AmerisourceBergen (B)                               155,892         10,066
   Amgen (B)*                                          544,539         34,077
   Applera--Applied Biosystems
     Group (B)                                           7,600            163
   Barr Pharmaceuticals*                                19,514            992
   Bausch & Lomb                                        50,710          3,960
   Baxter International                                158,800          5,860
   Becton Dickinson                                    269,826         15,502
   Biogen Idec (B)*                                      5,500            215
   Biomet                                               15,400            581
   Bone Care International*                             18,400            602

--------------------------------------------------------------------------------
22            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Boston Scientific*                                  252,648     $    6,844
   Bristol-Myers Squibb                                 99,747          2,530
   C.R. Bard                                            57,004          3,891
   Cardinal Health (B)                                 335,791         19,452
   Caremark Rx*                                        158,200          7,065
   Celgene*                                             59,333          2,512
   Cigna (B)                                           155,336         15,106
   Coventry Health Care (B)*                            88,325          6,149
   DaVita*                                               2,397            110
   Eli Lilly                                            33,819          1,972
   Express Scripts*                                     55,590          5,136
   Fisher Scientific International (B)*                  2,800            175
   Forest Laboratories*                                 11,268            435
   Genentech*                                           24,636          1,952
   Genzyme*                                             11,000            686
   Gilead Sciences*                                    238,691          9,739
   Guidant                                              60,391          4,462
   HCA                                                 240,099         12,965
   Hillenbrand Industries                                4,212            213
   Hospira*                                            129,290          4,923
   Humana*                                             167,965          6,107
   ICOS*                                                 8,100            175
   ImClone Systems (B)*                                 12,595            417
   IMS Health                                            4,561            112
   Invitrogen (B)*                                      21,800          1,729
   Johnson & Johnson                                 1,283,055         86,093
   King Pharmaceuticals*                                16,451            156
   Laboratory of America Holdings (B)*                  13,500            654
   Lincare Holdings (B)*                                17,757            781
   McKesson (B)                                        268,622         10,817
   Medco Health Solutions*                              53,524          2,676
   Medicis Pharmaceutical, Cl A (B)                    140,500          3,959
   Medimmune*                                           16,300            430
   Medtronic                                           252,436         13,569
   Merck                                               787,192         25,537
   Molina Healthcare*                                    4,000            171
   Nu Skin Enterprises, Cl A                            28,200            637
   PerkinElmer                                         101,115          1,934
   Pfizer                                            1,947,909         54,347
   Quest Diagnostics                                    54,300          5,702
   Schering-Plough (B)                                 154,700          3,017
   St. Jude Medical*                                    36,144          1,450
   Stryker                                              16,864            821
   Thermo Electron*                                    118,463          3,118
   Thoratec*                                            21,300            318
   UnitedHealth Group                                  358,960         17,438
   USANA Health Sciences*                                1,400             62
   Waters*                                              16,016            622
   WellPoint*                                           15,332          2,039
   Wyeth                                               373,397         16,194
   Zimmer Holdings*                                     31,595          2,420
                                                                   ----------
                                                                      465,285
                                                                   ----------

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 11.8%
   3M                                                  380,252     $   29,146
   Accenture, Cl A (B)*                                230,180          5,359
   AGCO*                                                 7,671            141
   Alexander & Baldwin                                   8,041            357
   American Power Conversion                            16,900            430
   American Standard                                    50,200          2,149
   Apollo Group, Cl A (B)*                              80,449          6,315
   Armor Holdings (B)*                                  38,800          1,465
   Boeing                                              107,118          6,845
   Brink's                                              46,964          1,466
   Burlington Northern Santa Fe                        255,942         12,649
   Career Education (B)*                                53,974          1,871
   Caterpillar (B)                                     123,990         11,669
   Cendant                                           1,132,175         24,013
   Cooper Industries, Cl A                              50,543          3,484
   CSX                                                  38,196          1,588
   Cummins (B)                                         157,003         10,668
   Danaher (B)                                          16,840            928
   Deere                                                75,157          4,972
   Deluxe                                              178,397          7,209
   Eaton                                                82,734          4,952
   Emerson Electric                                     88,615          5,890
   Equifax                                             138,895          4,818
   ExpressJet Holdings*                                  7,500             65
   FedEx (B)                                           129,165         11,550
   Fluor (B)                                            12,200            701
   General Dynamics                                     70,707          7,635
   General Electric                                  2,439,468         88,992
   Goodrich                                             30,765          1,288
   Graco                                                27,717            967
   Herman Miller                                           700             20
   Honeywell International                             111,153          4,027
   Illinois Tool Works                                  62,421          5,270
   Ingersoll-Rand, Cl A                                 32,985          2,553
   Innovative Solutions & Support*                       6,300            218
   iPayment*                                            10,900            416
   ITT Industries                                        1,700            162
   JB Hunt Transport Services (B)                      128,846          2,587
   Kennametal                                            7,200            317
   L-3 Communications Holdings                         111,255          7,875
   Lockheed Martin (B)                                 516,604         33,522
   Masco                                                53,191          1,703
   Norfolk Southern                                    182,391          5,822
   Northrop Grumman                                    188,710         10,515
   Paccar                                              104,914          7,423
   Pall                                                  5,900            172
   Parker Hannifin                                      22,423          1,353
   PHH*                                                  8,610            207
   Pitney Bowes                                          3,600            161
   Precision Castparts                                   8,638            671
   Raytheon                                            134,256          5,257
   Reliance Steel & Aluminum                             8,900            343

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            23

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Disciplined Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Republic Services                                     5,566     $      197
   Robert Half International                            10,584            264
   Rockwell Automation                                  88,763          4,560
   Rockwell Collins                                     94,377          4,661
   RR Donnelley & Sons                                  39,700          1,320
   Ryder System                                        121,859          4,477
   Southwest Airlines                                   52,767            768
   Stericycle*                                           6,600            327
   Swift Transportation (B)*                            48,800          1,198
   Teekay Shipping (B)                                  10,095            429
   Textron                                              53,500          4,135
   Tyco International                                  755,884         21,868
   United Parcel Service, Cl B                         160,350         11,810
   United Technologies                                  65,322          6,970
   WW Grainger                                          43,061          2,342
   Yellow Roadway (B)*                                  38,900          2,053
                                                                   ----------
                                                                      417,555
                                                                   ----------
INFORMATION TECHNOLOGY -- 14.8%
   3Com*                                                83,308            305
   Adobe Systems (B)                                   279,168          9,229
   Advanced Micro Devices (B)*                          74,862          1,228
   Affiliated Computer Services, Cl A*                   8,611            445
   Agilent Technologies (B)*                           156,326          3,753
   Altera*                                               8,100            180
   Apple Computer (B)*                                 462,946         18,384
   Autodesk                                            288,821         11,432
   Automatic Data Processing                            54,253          2,376
   Avaya*                                               28,500            261
   Black Box                                             3,000            103
   Broadcom, Cl A (B)*                                  19,576            695
   CDW                                                   2,200            128
   Cisco Systems*                                    2,656,281         51,479
   Citrix Systems*                                      28,400            715
   Computer Associates International                    19,157            522
   Computer Sciences (B)*                              118,719          5,498
   Comverse Technology (B)*                             37,800            889
   Convergys*                                           89,908          1,225
   Corning (B)*                                         11,600            182
   Dell*                                               624,283         24,903
   Dun & Bradstreet*                                    13,566            834
   Electronic Arts*                                     15,706            825
   Electronic Data Systems                              27,000            532
   EMC*                                                595,825          8,377
   Fair Isaac                                            2,500             86
   First Data                                          129,703          4,907
   Fiserv*                                              38,700          1,664
   Google, Cl A (B)*                                    34,648          9,646
   Harris                                               21,140            608
   Hewlett-Packard                                     887,927         19,987
   Ingram Micro, Cl A*                                  27,453            434
   Intel                                             2,387,604         64,298
   International Business Machines                     458,007         34,602

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Internet Security Systems*                           10,200     $      226
   Intuit*                                             129,921          5,615
   Lam Research*                                         2,990             92
   Lexmark International, Cl A*                         22,230          1,521
   Linear Technology                                    91,060          3,412
   Lucent Technologies (B)*                            340,938            958
   MEMC Electronic Materials (B)*                      290,109          3,974
   Micron Technology (B)*                              649,105          7,127
   Microsoft                                         3,364,103         86,794
   Motorola                                          1,371,119         23,816
   National Semiconductor                               21,278            428
   NCR*                                                111,400          4,081
   Network Appliance*                                  164,322          4,726
   Nvidia*                                               6,300            171
   Oracle*                                           2,043,862         26,202
   Portalplayer (B)*                                     1,800             37
   QLogic (B)*                                          51,620          1,653
   Qualcomm                                            568,113         21,168
   Sabre Holdings, Cl A                                197,244          3,959
   Sanmina-SCI*                                              1             --
   Scientific-Atlanta (B)                              190,598          6,347
   Serena Software*                                      5,100            100
   Sun Microsystems*                                   838,712          3,195
   Sungard Data Systems*                                35,023          1,216
   Symantec (B)*                                        93,334          2,110
   Symbol Technologies                                  25,300            291
   Synopsys*                                            60,333          1,090
   Tektronix                                             8,084            183
   Texas Instruments                                   345,265          9,543
   Western Digital*                                    142,616          2,141
   Xerox (B)*                                          318,166          4,318
   Yahoo!*                                             376,290         13,998
                                                                   ----------
                                                                      521,224
                                                                   ----------
MATERIALS -- 3.1%
   Alcoa                                                10,082            273
   Allegheny Technologies                               72,100          1,533
   Ball                                                 86,940          3,265
   Bemis                                                11,500            312
   Crompton                                              9,400            144
   Dow Chemical (B)                                    625,774         28,341
   E.I. Du Pont de Nemours                             109,191          5,079
   Eastman Chemical                                    171,618         10,088
   Ecolab                                               36,226          1,171
   Freeport-McMoRan Copper & Gold,
     Cl B                                                1,735             61
   Georgia-Pacific                                     319,777         10,597
   Hercules*                                            44,900            622
   Huntsman*                                             8,417            162
   International Flavors & Fragrances                   45,419          1,685
   Louisiana-Pacific                                   194,530          4,898
   Lyondell Chemical                                    90,770          2,155
   MeadWestvaco                                          4,500            129

--------------------------------------------------------------------------------
24            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Monsanto (B)                                        125,884     $    7,175
   Nucor (B)                                           174,282          9,230
   Pactiv*                                               5,249            120
   Phelps Dodge (B)                                    156,596         13,687
   Praxair                                               5,480            257
   Sigma-Aldrich                                         3,808            228
   Steel Dynamics (B)                                   34,761            935
   Temple-Inland                                        17,000            607
   United States Steel (B)                             134,864          5,364
   Valspar                                              13,679            648
   Vulcan Materials                                      2,200            132
   Wellman                                               8,600             97
                                                                   ----------
                                                                      108,995
                                                                   ----------
TELECOMMUNICATION SERVICES -- 3.0%
   Alltel (B)                                           14,000            814
   AT&T                                                338,459          6,360
   BellSouth                                           424,950         11,372
   CenturyTel (B)                                      141,618          4,644
   Citizens Communications (B)                          95,100          1,297
   Nextel Communications, Cl A*                        683,999         20,643
   SBC Communications (B)                              583,176         13,635
   Sprint (B)                                          443,491         10,506
   Verizon Communications                            1,022,483         36,175
                                                                   ----------
                                                                      105,446
                                                                   ----------
UTILITIES -- 2.9%
   AES (B)*                                            342,794          5,104
   Allegheny Energy (B)*                                85,300          2,062
   Alliant Energy                                       38,260          1,056
   Ameren                                                3,400            185
   American Electric Power (B)                         129,000          4,604
   Centerpoint Energy (B)                              268,157          3,288
   CMS Energy (B)*                                      42,100            557
   Consolidated Edison                                     700             32
   Constellation Energy Group                          106,821          5,710
   Dominion Resources                                    6,700            471
   DTE Energy (B)                                       11,300            537
   Duke Energy                                          44,500          1,223
   Edison International                                304,570         11,193
   Energen                                               1,600            104
   Energy East                                           5,242            147
   Entergy                                             116,839          8,392
   Exelon                                              220,717         10,341
   FirstEnergy                                         122,185          5,413
   FPL Group                                             9,000            366
   Nicor (B)                                             4,800            190
   NiSource                                             48,889          1,178
   NSTAR                                                 5,155            302
   Oneok (B)                                             8,000            247
   PG&E (B)                                             88,604          3,169
   Pinnacle West Capital                                26,300          1,160

--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   PPL                                                  18,600     $    1,070
   Progress Energy (B)                                   5,577            247
   Public Service Enterprise Group                       8,300            461
   Puget Energy                                         12,931            294
   Sempra Energy                                       175,988          6,981
   Southern                                             22,500            764
   TECO Energy (B)                                      24,100            426
   TXU                                                 302,950         24,321
   UGI                                                   7,486            198
   Xcel Energy                                          73,300          1,351
                                                                   ----------
                                                                      103,144
                                                                   ----------
Total Common Stock
   (Cost $3,200,832) ($ Thousands)                                  3,453,730
                                                                   ----------

CORPORATE OBLIGATIONS (C) (E) -- 4.3%
FINANCIALS -- 4.3%
   ASIF Global Financing XV (F)
        3.020%, 09/02/05                               $   480            480
   Allstate Life Global Funding II MTN (F)
        3.080%, 06/15/06                                 2,377          2,377
   American General Finance (F)
        3.090%, 06/15/06                                 4,651          4,651
   Bear Stearns EXL
        3.100%, 06/15/06                                 9,198          9,198
   CCN Bluegrass (F)
        3.170%, 02/21/06                                 3,359          3,359
   CIT Group MTN
        3.260%, 05/12/06                                12,918         12,918
        3.199%, 07/29/05                                   589            589
        3.163%, 04/19/06                                 1,292          1,293
   Caterpillar Financial Services MTN,
     Ser F
        3.250%, 07/11/05                                 2,584          2,584
   Countrywide Home Loans MTN, Ser A
        3.509%, 03/21/06                                 4,237          4,237
   Countrywide Home Loans MTN, Ser M
        3.389%, 08/26/05                                 1,550          1,550
        3.152%, 06/23/05                                 3,152          3,152
        3.040%, 11/30/05                                 5,891          5,891
        2.810%, 01/31/06                                 1,137          1,137
   Dekabank (F)
        3.206%, 05/19/06                                 9,560          9,558
   Five Finance MTN (F)
        3.100%, 09/22/05                                 7,338          7,337
   Harrier Finance Funding MTN (F)
        3.034%, 09/15/05                                 1,499          1,498
   Harrier Finance Funding MTN, Ser 1 (F)
        3.016%, 06/15/05                                 4,496          4,496
   Irish Life & Permanent MTN, Ser X (F)
        3.101%, 06/22/06                                 4,806          4,805

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            25

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Disciplined Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Jackson National Life Funding (F)
        3.064%, 05/01/06                               $11,368     $   11,368
   K2 MTN (F)
        2.995%, 12/12/05                                   310            310
   Lakeside Funding
        3.120%, 06/08/05                                 2,584          2,584
   Liberty Lighthouse US Capital MTN (F)
        3.118%, 05/10/06                                 5,167          5,164
   Morgan Stanley EXL
        3.089%, 05/04/06                                 1,809          1,809
   Morgan Stanley EXL, Ser S
        3.085%, 06/02/06                                 2,584          2,583
   Nationwide Building Society (F)
        3.090%, 01/06/06                                 5,167          5,167
        3.083%, 10/28/05                                 2,584          2,584
   Northern Rock (F)
        3.099%, 02/03/06                                 5,322          5,322
   Pacific Life Global Funding (F)
        3.080%, 06/13/06                                 3,876          3,876
   Premium Asset Trust, Ser 2004-01 (F)
        3.100%, 02/06/06                                 3,824          3,827
   Premium Asset Trust, Ser 2004-10 (F)
        3.100%, 04/14/06                                 7,234          7,234
   SLM EXL, Ser S (F)
        3.090 %, 05/15/06                                5,684          5,684
   SLM MTN, Ser X (F)
        3.090%, 06/20/06                                10,335         10,335
   White Pine Finance MTN, Ser 1 (F)
        3.071%, 11/01/05                                 2,274          2,273
                                                                   ----------
Total Corporate Obligations
   (Cost $151,230) ($ Thousands)                                      151,230
                                                                   ----------

ASSET-BACKED SECURITIES (C) (E) (F) -- 2.2%
AUTOMOTIVE -- 0.4%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                                12,501         12,501
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
        3.110%, 03/15/06                                 1,231          1,231
                                                                   ----------
                                                                       13,732
                                                                   ----------
MORTGAGE RELATED SECURITIES -- 1.8%
   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
        3.090%, 09/20/05                                 3,307          3,307
   Blue Heron Funding, Ser 6A, Cl A1
        3.129%, 06/21/05                                 1,033          1,033
   Blue Heron Funding, Ser 9A, Cl A1
        3.120%, 02/22/06                                 5,167          5,167


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   CCN Independence IV
        3.160%, 10/17/05                               $ 2,842     $    2,842
        3.160%, 01/17/06                                 1,809          1,809
   Cheyne High Grade,
     Ser 2004-1A, Cl A1
        3.250%, 11/10/05                                 2,971          2,971
   Commodore, Ser 2003-2A, Cl A1MM
        3.100%, 12/12/38                                 2,377          2,377
   Duke Funding, Ser 2004-6B, Cl A1S1
        2.680%, 04/10/06                                 3,875          3,875
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
        3.140%, 09/20/05                                 7,338          7,338
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
        3.141%, 06/25/06                                 5,167          5,167
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
        3.370%, 11/18/05                                 5,051          5,051
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
        3.140%, 11/25/05                                 8,310          8,310
   RMAC, Ser 2004-NS2A, Cl A1
        3.080%, 06/13/05                                   921            921
   RMAC, Ser 2004-NS3A, Cl A1
        3.090%, 06/12/05                                 2,171          2,171
   Saturn Ventures II
        3.150%, 08/08/05                                 5,736          5,736
   TIAA Real Estate, Ser 2003 1A, Cl A1
        3.131%, 03/28/06                                 3,337          3,337
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
        3.040%, 06/15/05                                 1,292          1,292
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
        3.030%, 09/15/05                                   930            930
                                                                   ----------
                                                                       63,634
                                                                   ----------
Total Asset-Backed Securities
   (Cost $77,366) ($ Thousands)                                        77,366
                                                                   ----------

CASH EQUIVALENTS -- 1.9%
   First Union Cash Management
     Program                                           886,947            887
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                  63,688,929         63,689
                                                                   ----------
Total Cash Equivalents
   (Cost $64,576) ($ Thousands)                                        64,576
                                                                   ----------


--------------------------------------------------------------------------------
26            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) (D) -- 1.0%
FINANCIALS -- 1.0%
   Ajax Bambino Funding
        3.119%, 07/06/05                               $ 5,167     $    5,152
   Altimira Funding
        3.004%, 06/16/05                                   673            672
   Beethoven Funding
        3.109%, 07/05/05                                 2,584          2,576
        3.013%, 06/13/05                                 2,597          2,595
   Brahms Funding
        3.000%, 06/02/05                                 6,664          6,663
   Capital One Multi-Asset Funding
        3.025%, 06/20/05                                 2,067          2,064
        3.002%, 06/07/05                                 1,809          1,808
   Cobbler Funding
        3.057%, 06/28/05                                   946            943
   Cre-8 Funding
        3.106%, 06/23/05                                 1,809          1,805
   Golden Fish
        3.065%, 06/20/05                                 1,678          1,675
        3.065%, 06/22/05                                 2,689          2,684
        3.055%, 06/21/05                                   775            774
        3.053%, 06/14/05                                 2,078          2,076
   Rams Funding
        3.121%, 06/06/05                                 2,584          2,583
                                                                   ----------
Total Commercial Paper
   (Cost $34,070) ($ Thousands)                                        34,070
                                                                   ----------

MASTER NOTES (C) -- 0.5%
   Bank of America Master Notes
        3.143%, 06/01/05                                12,919         12,919
   Bear Stearns Master Notes
        3.234%, 06/01/05                                 6,201          6,201
                                                                   ----------
Total Master Notes
   (Cost $19,120) ($ Thousands)                                        19,120
                                                                   ----------

CERTIFICATES OF DEPOSIT (C) (E) -- 0.3%
   U.S. Trust
        3.215%, 09/12/05                                 5,167          5,167
   Washington Mutual Bank
        3.270%, 08/18/05                                 6,098          6,098
                                                                   ----------
Total Certificates of Deposit
   (Cost $11,265) ($ Thousands)                                        11,265
                                                                   ----------

U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills
        2.907%, 08/25/05 (A)                             6,560          6,516
        2.790%, 06/23/05                                   300            299
        2.744%, 06/16/05 (A)                               200            200
                                                                   ----------
Total U.S. Treasury Obligations
   (Cost $7,015) ($ Thousands)                                          7,015
                                                                   ----------

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 1.4%
   Barclays Capital
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $8,132,521
     (collateralized by U.S. Government
     Obligation, par value $8,463,788
     0.000%, 12/28/05; with total market
     value $8,294,512)                                 $ 8,132     $    8,132
   Lehman Brothers
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $6,459,796
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $78,286-
     $3,901,077, 0.000%-4.375%,
     10/15/06-10/15/16; with total
     market value $6,588,670)                            6,459          6,459
   UBS Paine Webber
     3.050%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $36,174,865
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $1,509,656-
     $9,714,970, 0.000%-8.875%,
     04/15/07-05/15/30; with total
     market value $36,895,362)                          36,172         36,172
                                                                   ----------
Total Repurchase Agreements
   (Cost $50,763) ($ Thousands)                                        50,763
                                                                   ----------
Total Investments -- 109.6%
   (Cost $3,616,237) ($ Thousands)                                  3,869,135
                                                                   ----------

OTHER ASSETS AND LIABILITIES -- (9.6)%
Payable upon Return on Securities Loaned                             (343,814)
Payable for Investment Securities Purchased                           (87,090)
Payable for Fund Shares Redeemed                                      (23,725)
Investment Advisory Fees Payable                                         (779)
Trustees' Fees Payable                                                    (11)
Other Assets and Liabilities, Net                                     117,645
                                                                   ----------
Total Other Assets and Liabilities                                   (337,774)
                                                                   ----------
Net Assets -- 100.0%                                               $3,531,361
                                                                   ==========

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            27

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Disciplined Equity Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $3,226,016
Undistributed net investment income                                     9,088
Accumulated net realized gain on investments
   and futures contracts                                               42,564
Net unrealized appreciation on investments                            252,898
Net unrealized appreciation on futures contracts                          795
                                                                   ----------
Net Assets                                                         $3,531,361
                                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,531,360,879 / 29,309,976 shares)                               $120.48
                                                                      =======

A summary of the open futures contracts held by the fund at May 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                        CONTRACT                    UNREALIZED
    TYPE OF              NUMBER OF       VALUE       EXPIRATION    APPRECIATION
   CONTRACT              CONTRACTS    ($ THOUSANDS)     DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index     421          $125,490      06/18/05         $795
                                                                        ----

* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2005 (see Note 9). The total value of securities on loan at May 31, 2005 was $333,290 ($Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2005 was $343,814 ($Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2005.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
28            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------


Large Cap Index Fund
May 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)++
24.2%   Financials
13.7%   Information Technology
12.3%   Health Care
10.5%   Consumer Discretionary
 9.6%   Industrials
 8.4%   Consumer Staples
 6.9%   Energy
 3.1%   Utilities
 3.0%   Short-Term Investments
 2.7%   Materials
 2.7%   Telecommunication Services
 2.4%   Asset-Backed Securities
 0.4%   Certificates of Deposit
 0.1%   U.S. Treasury Obligations
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
CONSUMER DISCRETIONARY -- 11.8%
   7-Eleven*                                               577       $     17
   Abercrombie & Fitch, Cl A                             2,330            134
   Adesa                                                 2,372             54
   Advance Auto Parts*                                   1,992            118
   Amazon.Com (B)*                                       7,935            282
   American Axle & Manufacturing
     Holdings                                              950             20
   American Eagle Outfitters                             3,264             92
   AnnTaylor Stores*                                     1,847             48
   Applebees International                               2,175             59
   Autoliv                                               2,483            115
   Autonation*                                           4,490             90
   Autozone*                                             1,448            131
   Barnes & Noble*                                       1,422             54
   Bed Bath & Beyond*                                    8,031            326
   Belo, Cl A                                            2,660             65
   Best Buy                                              7,077            385
   Big Lots*                                             2,988             38
   BJ's Wholesale Club*                                  1,872             56
   Black & Decker                                        2,117            185
   Blockbuster, Cl A (B)                                 4,725             43
   Borders Group                                         2,009             51
   BorgWarner                                            1,422             76
   Brinker International*                                2,310             87
   Brunswick                                             2,484            107
   Cabela's, Cl A (B)*                                     211              4
   Cablevision Systems, Cl A*                            4,492            115
   Caesars Entertainment (B)*                            8,222            177
   Carmax*                                               2,827             72
   Centex                                                3,287            215
   Cheesecake Factory (B)*                               2,046             72
   Chico's FAS (B)*                                      4,765            163
   Choice Hotels International                             522             34
   Circuit City Stores                                   5,249             86
   Citadel Broadcasting*                                 1,300             15


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Claire's Stores                                       2,327       $     55
   Clear Channel Communications (B)                     13,243            387
   Coach*                                               10,060            292
   Columbia Sportswear (B)*                                438             20
   Comcast, Cl A (B)*                                   57,217          1,842
   Cox Radio, Cl A*                                        916             15
   Dana                                                  4,058             55
   Darden Restaurants                                    4,327            141
   Delphi                                               12,843             56
   Dex Media                                             1,520             33
   Dillard's, Cl A                                       1,675             40
   DIRECTV Group (B)*                                   17,134            256
   Dollar General                                        7,812            153
   Dollar Tree Stores*                                   3,088             77
   Dow Jones                                             1,547             55
   DR Horton (B)                                         8,306            287
   DreamWorks Animation SKG, Cl A*                         825             24
   E.W. Scripps, Cl A                                    1,628             83
   Eastman Kodak (B)                                     7,661            201
   eBay*                                                27,752          1,055
   EchoStar Communications, Cl A (B)*                    6,024            176
   Entercom Communications*                                982             33
   Family Dollar Stores (B)                              4,062            104
   Federated Department Stores (B)                       4,522            305
   Foot Locker                                           4,163            110
   Ford Motor                                           47,017            469
   Fortune Brands                                        3,909            338
   Fossil*                                               1,098             23
   Gannett                                               6,821            508
   Gap                                                  16,601            349
   Gemstar-TV Guide International*                       6,756             23
   General Motors (B)                                   12,374            390
   Gentex                                                3,932             70
   Genuine Parts                                         4,645            200
   Getty Images (B)*                                     1,177             88
   GTECH Holdings                                        3,078             87
   Harley-Davidson (B)                                   7,887            387
   Harman International Industries                       1,568            130
   Harrah's Entertainment                                3,016            217
   Harte-Hanks                                           1,489             44
   Hasbro                                                3,967             80
   Hearst-Argyle Television                                863             22
   Hilton Hotels                                        10,192            247
   Home Depot                                           59,898          2,357
   Hovnanian Enterprises, Cl A (B)*                        932             58
   IAC/InterActive (B)*                                  8,647            212
   International Game Technology                         9,327            263
   International Speedway, Cl A                            912             50
   Interpublic Group (B)*                               11,221            138
   JC Penney                                             6,511            324
   John Wiley & Sons, Cl A                               1,242             48
   Johnson Controls                                      5,079            288
   Jones Apparel Group                                   3,394            108

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            29

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Index Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   KB Home                                               1,888       $    128
   Knight-Ridder                                         2,106            133
   Kohl's*                                               8,020            390
   Lamar Advertising, Cl A*                              2,140             90
   Las Vegas Sands                                         833             30
   Lear (B)                                              1,825             69
   Lee Enterprises                                       1,187             49
   Leggett & Platt                                       5,136            137
   Lennar, Cl A                                          3,517            204
   Liberty Media, Cl A*                                 72,082            749
   Liberty Media International, Cl B (B)*                4,320            181
   Limited Brands                                        9,539            196
   Liz Claiborne (B)                                     2,982            112
   Lowe's                                               21,006          1,202
   Marriott International, Cl A                          5,145            347
   Marvel Enterprises (B)*                               1,806             38
   Mattel                                               11,237            204
   May Department Stores                                 7,752            296
   Maytag (B)                                            2,001             29
   McClatchy, Cl A                                         474             33
   McDonald's                                           33,651          1,041
   McGraw-Hill                                          10,238            447
   MDC Holdings                                            816             59
   Media General, Cl A                                     601             37
   Meredith                                                966             48
   MGM Mirage (B)*                                       3,154            120
   Michaels Stores                                       3,681            155
   Mohawk Industries*                                    1,395            116
   MSC Industrial Direct, Cl A                             844             26
   Neiman-Marcus Group, Cl A                             1,125            109
   New York Times, Cl A                                  3,902            122
   Newell Rubbermaid                                     7,347            167
   Nike, Cl B                                            4,367            359
   Nordstrom                                             2,896            177
   NTL*                                                  1,782            115
   NVR (B)*                                                140            106
   O'Reilly Automotive*                                  1,253             70
   Office Depot*                                         8,267            163
   OfficeMax                                             2,150             65
   Omnicom Group                                         5,052            414
   Outback Steakhouse                                    1,580             70
   Pacific Sunwear of California*                        2,085             44
   Petco Animal Supplies*                                1,125             34
   Petsmart (B)                                          3,875            123
   Pier 1 Imports (B)                                    2,316             39
   Polaris Industries (B)                                1,172             62
   Polo Ralph Lauren (B)                                 1,046             41
   Pulte Homes                                           2,808            215
   Radio One, Cl D*                                      2,020             25
   RadioShack                                            4,223            106
   Reebok International (B)                              1,387             56
   Regal Entertainment Group, Cl A (B)                   1,188             24
   Regis                                                 1,185             45

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Rent-A-Center*                                        1,780       $     42
   Ross Stores                                           4,029            114
   Ruby Tuesday (B)                                      1,765             45
   Ryland Group (B)                                      1,371             94
   Saks                                                  3,536             61
   Sears Holdings (B)*                                   2,830            415
   Sherwin-Williams                                      3,190            142
   Sirius Satellite Radio (B)*                          35,300            213
   Snap-On                                               1,491             51
   Standard-Pacific                                        917             73
   Stanley Works                                         1,822             81
   Staples                                              19,940            429
   Starbucks (B)*                                       10,596            580
   Starwood Hotels & Resorts Worldwide                   5,532            310
   Station Casinos                                       1,198             78
   Talbots                                                 413             12
   Target                                               24,395          1,310
   Tiffany                                               3,929            122
   Timberland, Cl A (B)*                                 1,146             42
   Time Warner*                                        117,191          2,039
   TJX                                                  13,275            304
   Toll Brothers*                                        1,292            120
   Toys "R" Us*                                          5,680            149
   Tribune (B)                                           6,648            241
   TRW Automotive Holdings*                                600             12
   UnitedGlobalCom, Cl A*                                9,177             84
   Univision Communications, Cl A (B)*                   6,130            163
   Urban Outfitters*                                     1,200             64
   VF                                                    2,274            128
   Viacom, Cl B                                         38,227          1,311
   Walt Disney                                          54,831          1,505
   Washington Post, Cl B                                   147            122
   Wendy's International                                 3,051            138
   Westwood One*                                         1,983             39
   Whirlpool (B)                                         1,830            126
   Williams-Sonoma*                                      2,421             95
   Wynn Resorts*                                         1,124             53
   XM Satellite Radio Holdings, Cl A (B)*                4,286            138
   Yum! Brands                                           7,734            397
                                                                     --------
                                                                       37,818
                                                                     --------
CONSUMER STAPLES -- 9.4%
   Alberto-Culver                                        1,824             81
   Albertson's (B)                                       9,832            206
   Altria Group                                         54,791          3,679
   Anheuser-Busch                                       21,488          1,007
   Aramark, Cl B (B)                                     2,678             70
   Archer-Daniels-Midland                               15,564            309
   Avon Products                                        12,609            501
   Brown-Forman, Cl B                                    1,464             87
   Campbell Soup (B)                                     6,139            191
   Church & Dwight                                       1,632             59
   Clorox                                                2,895            169

--------------------------------------------------------------------------------
30            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Coca-Cola                                            56,355       $  2,515
   Coca-Cola Enterprises                                 6,205            136
   Colgate-Palmolive                                    14,218            711
   ConAgra Foods                                        14,122            369
   Constellation Brands, Cl A*                           4,918            137
   Costco Wholesale                                     12,265            557
   CVS                                                  10,617            582
   Dean Foods*                                           3,878            151
   Del Monte Foods*                                      4,825             50
   Energizer Holdings*                                   1,935            122
   Estee Lauder, Cl A                                    2,877            112
   General Mills                                         7,747            384
   Gillette                                             26,811          1,414
   Hershey                                               4,624            297
   HJ Heinz                                              9,410            342
   Hormel Foods                                          1,939             57
   JM Smucker                                            1,457             73
   Kellogg                                               6,520            297
   Kimberly-Clark                                       13,395            862
   Kraft Foods, Cl A                                     7,129            231
   Kroger*                                              19,707            331
   Loews--Carolina Group                                 1,511             45
   McCormick                                             3,677            124
   Molson Coors Brewing, Cl B                            1,131             66
   NBTY*                                                 1,511             34
   Pepsi Bottling Group                                  4,098            116
   PepsiAmericas                                         1,912             46
   PepsiCo                                              45,607          2,566
   Pilgrim's Pride (B)                                     351             12
   Procter & Gamble (B)                                 68,679          3,788
   Reynolds American (B)                                 4,009            332
   Rite Aid (B)*                                        11,114             44
   Safeway*                                             11,930            263
   Sara Lee                                             21,120            429
   Smithfield Foods*                                     2,275             68
   Supervalu                                             3,645            119
   Sysco (B)                                            17,087            635
   Tootsie Roll Industries                                 625             19
   Tyson Foods, Cl A                                     5,884            109
   UST                                                   4,403            196
   Wal-Mart Stores                                      68,521          3,236
   Walgreen                                             27,375          1,241
   Whole Foods Market (B)                                1,745            208
   WM Wrigley Jr                                         4,196            286
                                                                     --------
                                                                       30,071
                                                                     --------
ENERGY -- 7.7%
   Amerada Hess                                          2,070            192
   Anadarko Petroleum                                    6,330            479
   Apache                                                8,691            511
   Ashland                                               1,882            129
   Baker Hughes                                          8,902            411
   BJ Services (B)                                       4,301            217

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Burlington Resources                                 10,602       $    537
   Chesapeake Energy (B)                                 8,398            172
   ChevronTexaco                                        57,177          3,075
   ConocoPhillips                                       18,324          1,976
   Cooper Cameron*                                       1,400             83
   Devon Energy                                         12,812            588
   Diamond Offshore Drilling (B)                         1,595             75
   El Paso                                              17,137            177
   ENSCO International                                   3,978            132
   EOG Resources (B)                                     6,231            311
   Exxon Mobil                                         174,727          9,820
   FMC Technologies*                                     1,780             56
   Grant Prideco*                                        3,347             80
   Halliburton                                          13,502            577
   Kerr-McGee                                            3,862            285
   Kinder Morgan                                         2,557            199
   Marathon Oil                                          9,231            448
   Murphy Oil                                            2,186            214
   National Oilwell Varco*                               4,462            201
   Newfield Exploration*                                 3,362            129
   Noble Energy                                          2,368            176
   NRG Energy*                                           2,488             89
   Occidental Petroleum                                 10,453            764
   Patterson-UTI Energy                                  4,357            115
   Pioneer Natural Resources                             3,851            155
   Pogo Producing                                        1,669             82
   Premcor                                               1,048             71
   Pride International*                                  3,756             85
   Rowan*                                                2,759             76
   Smith International                                   2,775            163
   Sunoco                                                1,916            197
   Tidewater                                             1,642             57
   Unocal                                                7,043            401
   Valero Energy                                         6,880            472
   Western Gas Resources                                 1,449             46
   Williams                                             14,873            274
   XTO Energy                                            9,832            306
                                                                     --------
                                                                       24,603
                                                                     --------
FINANCIALS -- 20.6%
   A.G. Edwards (B)                                      2,109             87
   Aflac                                                13,591            565
   Alleghany (B)*                                          128             36
   Allied Capital (B)                                    3,486             96
   Allmerica Financial*                                  1,453             51
   Allstate                                             18,774          1,093
   AMB Property+                                         2,144             86
   AMBAC Financial Group                                 2,898            209
   American Capital Strategies (B)                       2,336             82
   American Express                                     30,148          1,623
   American Financial Group                                915             30
   American International Group                         61,392          3,410
   American National Insurance                             222             26

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            31

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Index Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   AmeriCredit (B)*                                      4,028       $    100
   Ameritrade Holding*                                   6,243             93
   AmSouth Bancorp (B)                                   9,416            251
   Annaly Mortgage Management+ (B)                       3,111             59
   AON (B)                                               8,456            211
   Apartment Investment & Management,
     Cl A+                                               2,441             91
   Archstone-Smith Trust+                                5,241            193
   Arden Realty+                                         1,731             59
   Arthur J Gallagher                                    2,468             68
   Associated Banccorp                                   3,432            115
   Assurant                                              2,100             74
   Astoria Financial                                     3,042             84
   AvalonBay Communities+                                1,915            143
   Bank of America                                     108,940          5,046
   Bank of Hawaii                                        1,456             71
   Bank of New York                                     20,777            599
   BB&T (B)                                             14,822            592
   Bear Stearns                                          3,028            300
   BlackRock, Cl A                                         485             38
   BOK Financial*                                          475             21
   Boston Properties+ (B)                                2,183            146
   BRE Properties, Cl A+                                 1,320             51
   Brown & Brown                                         1,412             63
   Camden Property Trust+                                1,304             67
   Capital One Financial (B)                             6,813            514
   CapitalSource (B)*                                    1,787             34
   Capitol Federal Financial (B)                           527             17
   Catellus Development+                                 2,709             79
   CBL & Associates Properties+ (B)                        603             49
   Centerpoint Properties Trust+                         1,447             60
   Charles Schwab                                       26,630            302
   Chicago Mercantile Exchange Holdings                    883            191
   Chubb (B)                                             5,070            427
   Cincinnati Financial                                  4,161            164
   CIT Group                                             5,660            240
   Citigroup                                           138,165          6,509
   City National                                         1,098             78
   CNA Financial (B)*                                      745             21
   Colonial BancGroup                                    4,143             92
   Comerica                                              4,631            259
   Commerce Bancorp (B)                                  3,693            102
   Commerce Bancshares (B)                               1,663             81
   Compass Bancshares                                    3,274            146
   Conseco*                                              3,877             78
   Countrywide Financial                                15,859            589
   Crescent Real Estate Equity EQT+                      2,004             37
   Cullen/Frost Bankers                                  1,409             63
   Developers Diversified Realty+                        2,900            132
   Doral Financial (B)                                   2,226             26
   Duke Realty+ (B)                                      3,658            113
   E*Trade Financial*                                    9,774            121
   Eaton Vance                                           3,692             90

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Equity Office Properties Trust+                      10,787       $    350
   Equity Residential+                                   7,489            269
   Erie Indemnity, Cl A                                    747             39
   Fannie Mae                                           25,893          1,534
   Federal Realty Investment Trust+                      1,375             76
   Federated Investors, Cl B                             2,158             64
   Fidelity National Financial                           4,255            153
   Fifth Third Bancorp (B)                              12,623            538
   First American                                        2,361             91
   First Horizon National (B)                            3,312            140
   First Marblehead*                                       517             23
   FirstMerit                                            2,232             57
   Forest City Enterprises, Cl A                           784             50
   Franklin Resources                                    4,270            308
   Freddie Mac                                          18,395          1,196
   Fremont General                                       1,743             37
   Friedman Billings Ramsey Group,
     Cl A+ (B)                                           3,635             47
   Fulton Financial (B)                                  3,197             69
   General Growth Properties+ (B)                        6,350            247
   Genworth Financial, Cl A                              3,876            112
   Golden West Financial                                 6,665            417
   Goldman Sachs Group                                   8,742            852
   Hartford Financial Services Group (B)                 7,804            584
   HCC Insurance Holdings                                1,735             68
   Health Care+                                          1,383             50
   Health Care Property Investors+ (B)                   3,489             95
   Hibernia, Cl A                                        4,149            133
   Hospitality Properties Trust+ (B)                     1,766             78
   Host Marriott+ (B)                                    9,232            155
   HRPT Properties Trust+                                5,285             63
   Hudson City Bancorp (B)                               1,681             58
   Hudson United Bancorp                                 1,222             42
   Huntington Bancshares                                 6,134            143
   Independence Community Bank                           2,152             81
   IndyMac Bancorp                                       1,599             66
   Instinet Group*                                       3,479             18
   International Bancshares                                949             34
   Investors Financial Services                          1,755             73
   iStar Financial+                                      2,954            124
   Janus Capital Group (B)                               6,120             94
   Jefferies Group (B)                                   1,357             48
   Jefferson-Pilot                                       3,722            188
   JPMorgan Chase                                       95,202          3,403
   Keycorp                                              10,966            359
   Kimco Realty+                                         2,598            150
   Legg Mason                                            2,799            230
   Lehman Brothers Holdings                              7,399            682
   Leucadia National                                     2,095             84
   Liberty Property Trust+ (B)                           2,403             99
   Lincoln National                                      4,659            212
   Loews                                                 3,971            299
   M&T Bank (B)                                          2,007            205

--------------------------------------------------------------------------------
32            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Macerich+                                             1,544       $     97
   Mack-Cali Realty+                                     1,598             70
   Markel*                                                 228             78
   Marsh & McLennan                                     13,985            406
   Marshall & Ilsley                                     5,938            258
   MBIA (B)                                              3,760            210
   MBNA                                                 30,351            640
   Mellon Financial                                     11,345            315
   Mercantile Bankshares                                 2,222            116
   Mercury General                                         696             38
   Merrill Lynch                                        25,599          1,389
   Metlife                                              10,746            479
   MGIC Investment                                       2,626            161
   Mills+ (B)                                            1,412             81
   MoneyGram International                               2,406             45
   Moody's                                               6,714            290
   Morgan Stanley                                       29,369          1,438
   National City                                        14,975            518
   Nationwide Financial Services, Cl A                   1,461             56
   New Plan Excel Realty Trust+                          2,695             73
   New York Community Bancorp (B)                        7,070            129
   NewAlliance Bancshares                                2,493             34
   North Fork Bancorporation                            11,537            314
   Northern Trust                                        5,220            240
   Nuveen Investments, Cl A (B)                          1,770             64
   Odyssey Re Holdings (B)                                 384              9
   Old Republic International                            4,791            119
   Pan Pacific Retail Properties+                        1,011             65
   Peoples Bank                                          1,589             45
   Plum Creek Timber+ (B)                                4,889            171
   PMI Group                                             2,456             93
   PNC Financial Services Group                          7,734            423
   Popular                                               7,075            167
   Principal Financial Group                             8,006            319
   Progressive                                           5,350            514
   Prologis+                                             4,856            198
   Protective Life                                       1,809             73
   Providian Financial (B)*                              7,745            138
   Prudential Financial                                 14,108            893
   Public Storage+                                       2,190            132
   Radian Group                                          2,526            116
   Raymond James Financial                               1,714             46
   Rayonier+                                             1,342             70
   Reckson Associates Realty+                            2,092             66
   Regency Centers+                                      1,590             89
   Regions Financial (B)                                12,320            415
   Reinsurance Group of America                            799             37
   Safeco                                                3,400            183
   SEI Investments (F)                                   1,723             60
   Shurgard Storage Centers, Cl A+                       1,246             54
   Simon Property Group+                                 4,477            308
   Sky Financial Group                                   2,822             81
   SL Green Realty+                                      1,032             64
   SLM                                                  11,730            566

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   South Financial Group                                 1,800       $     49
   Sovereign Bancorp                                     9,814            219
   St. Joe (B)                                           1,444            114
   St. Paul Travelers                                   17,826            675
   Stancorp Financial Group                                721             54
   State Street                                          8,977            431
   Student Loan                                            102             22
   SunTrust Banks                                        8,763            645
   Synovus Financial (B)                                 8,099            235
   T Rowe Price Group (B)                                2,898            173
   TCF Financial                                         3,626             94
   TD Banknorth (B)                                      2,313             69
   Thornburg Mortgage+ (B)                               2,443             74
   Torchmark                                             2,971            157
   Toronto-Dominion Bank                                     1             --
   Transatlantic Holdings                                  655             37
   Trizec Properties+                                    2,349             46
   UCBH Holdings                                         2,422             41
   UnionBanCal                                           1,447             91
   United Dominion Realty Trust+                         3,582             83
   Unitrin                                               1,260             63
   UnumProvident (B)                                     7,743            142
   US Bancorp                                           50,641          1,485
   Valley National Bancorp                               2,686             64
   Ventas+                                               2,210             63
   Vornado Realty Trust+ (B)                             2,564            202
   W Holding                                             3,009             27
   Wachovia                                             42,969          2,181
   Waddell & Reed Financial, Cl A                        2,170             42
   Washington Federal                                    2,263             52
   Washington Mutual                                    23,270            961
   Webster Financial                                     1,323             62
   Weingarten Realty Investors+                          2,067             79
   Wells Fargo                                          45,087          2,724
   Wesco Financial                                          41             15
   Westcorp                                                532             26
   WFS Financial*                                          207             10
   Whitney Holding                                       1,521             48
   Wilmington Trust                                      1,663             60
   WR Berkley                                            2,742             97
   Zions Bancorporation                                  2,388            169
                                                                     --------
                                                                       66,064
                                                                     --------
HEALTH CARE -- 13.7%
   Abbott Laboratories                                  41,671          2,010
   Accredo Health*                                       1,373             62
   Aetna                                                 8,144            635
   Affymetrix (B)*                                       1,721             92
   Allergan                                              3,511            271
   American Pharmaceutical Partners (B)*                   564             25
   AmerisourceBergen                                     2,905            188
   Amgen*                                               34,618          2,166
   Amylin Pharmaceuticals (B)*                           2,830             45

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            33

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Index Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Andrx (B)*                                            1,901       $     38
   Applera--Applied Biosystems Group (B)                 5,435            116
   Barr Pharmaceuticals*                                 2,358            120
   Bausch & Lomb (B)                                     1,368            107
   Baxter International                                 16,379            604
   Beckman Coulter                                       1,626            114
   Becton Dickinson (B)                                  6,769            389
   Biogen Idec (B)*                                      9,081            355
   Biomet                                                6,801            256
   Boston Scientific*                                   17,674            479
   Bristol-Myers Squibb                                 51,951          1,318
   C.R. Bard                                             2,790            190
   Cardinal Health                                      11,501            666
   Caremark Rx*                                         12,389            553
   Celgene*                                              4,512            191
   Cephalon (B)*                                         1,448             61
   Charles River Laboratories International*             1,575             76
   Chiron (B)*                                           2,933            110
   Cigna                                                 3,588            349
   Community Health Systems (B)*                         1,803             66
   Cooper (B)                                            1,058             70
   Covance*                                              1,658             72
   Coventry Health Care (B)*                             2,811            196
   Cytyc*                                                2,903             68
   Dade Behring Holdings*                                1,121             75
   DaVita (B)*                                           2,577            119
   Dentsply International                                2,108            120
   Edwards Lifesciences (B)*                             1,507             69
   Eli Lilly                                            26,044          1,518
   Endo Pharmaceuticals Holdings*                        1,297             26
   Eon Labs*                                               765             23
   Express Scripts*                                      1,656            153
   Eyetech Pharmaceuticals (B)*                            216              3
   Fisher Scientific International (B)*                  3,152            197
   Forest Laboratories*                                  9,829            379
   Gen-Probe*                                            1,327             52
   Genentech*                                           11,851            939
   Genzyme*                                              6,543            408
   Gilead Sciences*                                     12,036            491
   Guidant                                               8,381            619
   HCA                                                  11,344            613
   Health Management Associates, Cl A                    6,414            162
   Health Net*                                           2,930            100
   Henry Schein*                                         2,292             92
   Hillenbrand Industries (B)                            1,424             72
   Hospira*                                              4,189            160
   Humana*                                               4,326            157
   ICOS*                                                 1,404             30
   Idexx Laboratories*                                     949             55
   ImClone Systems (B)*                                  1,697             56
   IMS Health                                            6,247            153
   Inamed*                                                 954             59
   Invitrogen (B)*                                       1,370            109

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   IVAX (B)*                                             5,293       $    104
   Johnson & Johnson                                    79,311          5,322
   Kinetic Concepts*                                       685             44
   King Pharmaceuticals*                                 6,419             61
   Laboratory of America Holdings (B)*                   3,780            183
   Lincare Holdings (B)*                                 2,570            113
   Manor Care                                            2,527             98
   Martek Biosciences (B)*                                 700             26
   McKesson (B)                                          7,779            313
   Medco Health Solutions*                               7,244            362
   Medicis Pharmaceutical, Cl A (B)                      1,472             42
   Medimmune*                                            6,652            176
   Medtronic                                            32,388          1,741
   Merck                                                59,370          1,926
   Mettler Toledo International*                         1,136             56
   MGI Pharma (B)*                                       1,916             45
   Millennium Pharmaceuticals*                           7,816             65
   Millipore*                                            1,286             66
   Mylan Laboratories (B)                                7,172            118
   Nektar Therapeutics (B)*                              2,345             43
   Neurocrine Biosciences*                                 952             36
   Omnicare (B)                                          2,725            104
   OSI Pharmaceuticals*                                  1,259             47
   Pacificare Health Systems (B)*                        2,303            145
   Patterson (B)*                                        3,242            147
   PerkinElmer                                           3,334             64
   Pfizer                                              203,863          5,688
   Pharmaceutical Product
     Development (B)*                                    1,323             64
   Protein Design Labs (B)*                              3,127             60
   Quest Diagnostics                                     2,167            228
   Renal Care Group*                                     1,831             85
   Resmed (B)*                                             900             56
   Respironics*                                            920             62
   Schering-Plough                                      39,329            767
   Sepracor (B)*                                         2,810            171
   St. Jude Medical*                                     9,416            378
   Stryker                                               7,647            372
   Tenet Healthcare*                                    12,466            151
   Thermo Electron*                                      4,642            122
   Triad Hospitals (B)*                                  2,270            115
   UnitedHealth Group                                   33,994          1,651
   Universal Health Services, Cl B                       1,333             78
   Varian Medical Systems*                               3,630            137
   VCA Antech*                                           1,747             43
   Waters (B)*                                           3,387            132
   Watson Pharmaceuticals*                               2,792             84
   WellChoice*                                             540             31
   WellPoint*                                            7,863          1,046
   Wyeth                                                35,629          1,545
   Zimmer Holdings*                                      6,521            499
                                                                     --------
                                                                       44,079
                                                                     --------

--------------------------------------------------------------------------------
34            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 10.7%
   3M                                                   20,897       $  1,602
   AGCO (B)*                                             2,394             44
   Alliant Techsystems (B)*                                971             70
   Allied Waste Industries (B)*                          7,205             56
   American Power Conversion                             4,535            115
   American Standard                                     4,948            212
   Ametek                                                1,765             68
   AMR (B)*                                              4,400             57
   Apollo Group, Cl A (B)*                               3,880            305
   Avery Dennison                                        2,924            153
   BearingPoint (B)*                                     3,976             26
   Boeing                                               22,527          1,439
   Briggs & Stratton                                     1,419             48
   Brink's                                               1,538             48
   Burlington Northern Santa Fe                          9,911            490
   C.H. Robinson Worldwide                               2,297            131
   Career Education (B)*                                 2,595             90
   Carlisle                                                833             58
   Caterpillar                                           9,136            860
   Cendant                                              27,256            578
   ChoicePoint*                                          2,271             89
   Cintas                                                3,301            133
   CNF                                                   1,323             59
   Copart*                                               1,813             45
   Corinthian Colleges*                                  2,527             39
   Corporate Executive Board                             1,187             83
   Crane                                                 1,288             34
   CSX                                                   5,738            239
   Cummins (B)                                           1,102             75
   Danaher                                               6,330            349
   Deere                                                 6,653            440
   Deluxe                                                1,372             55
   DeVry*                                                1,480             30
   Donaldson                                             1,972             63
   Dover                                                 5,400            205
   Eaton                                                 4,025            241
   Education Management*                                 1,856             60
   Emerson Electric                                     11,273            749
   Equifax (B)                                           3,522            122
   Expeditors International Washington                   2,792            142
   Fastenal (B)                                          1,599             93
   FedEx (B)                                             7,982            714
   Fluor (B)                                             2,175            125
   General Dynamics                                      5,319            574
   General Electric                                    281,975         10,286
   Goodrich                                              3,145            132
   Graco                                                 1,824             64
   H&R Block (B)                                         4,408            220
   Harsco                                                1,196             69
   Herman Miller                                         1,893             55
   Hewitt Associates, Cl A*                              1,063             27
   HNI                                                   1,500             77

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Honeywell International                              22,958       $    832
   Hubbell, Cl B (B)                                     1,592             72
   Hughes Supply                                         1,823             47
   IKON Office Solutions                                 3,176             31
   Illinois Tool Works                                   6,671            563
   Iron Mountain*                                        2,868             82
   ITT Educational Services (B)*                         1,221             55
   ITT Industries                                        2,476            235
   Jacobs Engineering Group*                             1,431             75
   JB Hunt Transport Services (B)                        2,920             59
   JetBlue Airways (B)*                                  2,396             52
   L-3 Communications Holdings                           2,756            195
   Lafarge North America (B)                               839             51
   Laureate Education*                                     989             46
   Lockheed Martin                                      10,014            650
   Manpower                                              2,420             96
   Masco                                                11,706            375
   Monster Worldwide*                                    2,581             68
   Navistar International*                               1,607             49
   Norfolk Southern                                     10,478            334
   Northrop Grumman                                      9,607            535
   Oshkosh Truck                                           949             76
   Paccar                                                4,689            332
   Pall                                                  3,258             95
   Parker Hannifin                                       3,183            192
   Pentair                                               2,811            125
   PHH*                                                  1,331             32
   Pitney Bowes                                          6,178            276
   Precision Castparts                                   1,728            134
   Raytheon                                             12,055            472
   Republic Services                                     3,857            137
   Robert Half International                             3,862             96
   Rockwell Automation                                   4,968            255
   Rockwell Collins                                      4,740            234
   Roper Industries                                      1,100             77
   RR Donnelley & Sons                                   5,812            193
   Ryder System                                          1,706             63
   Service International                                 9,291             70
   ServiceMaster                                         7,440             97
   SIRVA*                                                  500              4
   Southwest Airlines                                   21,119            307
   SPX                                                   2,065             92
   Steelcase, Cl A                                       1,403             18
   Stericycle*                                           1,113             55
   Teleflex                                                940             53
   Textron                                               3,149            243
   Timken                                                1,729             41
   Union Pacific                                         6,925            464
   United Defense Industries                             1,250             93
   United Parcel Service, Cl B                          15,269          1,125
   United Technologies                                  13,732          1,465
   Viad                                                    526             15
   Waste Management                                     15,514            458
   Weight Watchers International*                        1,046             51
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            35

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Index Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   WW Grainger                                           2,053       $    112
   Yellow Roadway (B)*                                   1,623             86
                                                                     --------
                                                                       34,278
                                                                     --------
INFORMATION TECHNOLOGY -- 15.4%
   3Com*                                                10,696             39
   Activision*                                           4,810             76
   Acxiom                                                2,560             47
   Adobe Systems (B)                                    12,760            422
   Advanced Micro Devices (B)*                          10,531            173
   Affiliated Computer Services, Cl A (B)*               3,270            169
   Agere Systems*                                        4,614             63
   Agilent Technologies*                                12,850            308
   Akamai Technologies*                                  2,918             41
   Alliance Data Systems (B)*                            1,210             46
   Altera*                                               9,953            221
   American Tower, Cl A*                                 5,568            100
   Amkor Technology (B)*                                 2,401              8
   Amphenol, Cl A                                        1,808             77
   Analog Devices                                       10,045            372
   Andrew (B)*                                           4,379             58
   Apple Computer (B)*                                  21,486            853
   Applied Materials*                                   45,046            739
   Applied Micro Circuits*                               7,514             22
   Arrow Electronics*                                    2,989             83
   Ask Jeeves (B)*                                       1,596             48
   Atmel*                                               10,166             30
   Autodesk                                              6,351            251
   Automatic Data Processing                            15,778            691
   Avaya*                                               12,094            111
   Avid Technology (B)*                                    872             51
   Avnet*                                                3,029             63
   Avocent*                                              1,366             38
   AVX (B)                                               1,424             17
   BEA Systems*                                          9,519             80
   BMC Software*                                         6,353            108
   Broadcom, Cl A (B)*                                   6,989            248
   Cadence Design Systems (B)*                           7,207            101
   CDW                                                   1,653             96
   Ceridian*                                             3,775             72
   Certegy                                               1,663             62
   Checkfree (B)*                                        2,154             80
   Ciena*                                               14,989             33
   Cisco Systems*                                      180,648          3,501
   Citrix Systems*                                       4,450            112
   Cogent*                                                 543             11
   Cognizant Technology Solutions, Cl A*                 3,453            166
   Computer Associates International (B)                12,459            340
   Computer Sciences*                                    5,014            232
   Compuware*                                           10,463             72
   Comverse Technology (B)*                              5,089            120
   Conexant Systems*                                    11,207             16
   Convergys*                                            3,669             50

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Corning (B)*                                         36,671       $    575
   Cree (B)*                                             1,922             58
   Cypress Semiconductor*                                3,933             51
   Dell*                                                67,639          2,698
   Diebold                                               1,922             96
   Dolby Laboratories, Cl A*                             1,095             22
   DST Systems (B)*                                      1,913             92
   Dun & Bradstreet*                                     1,915            118
   Electronic Arts (B)*                                  7,988            420
   Electronic Data Systems                              13,605            268
   EMC*                                                 64,666            909
   Fair Isaac                                            1,939             66
   Fairchild Semiconductor International*                3,040             43
   First Data                                           21,427            811
   Fiserv*                                               5,212            224
   Flir Systems*                                         1,776             48
   Foundry Networks*                                     3,169             29
   Freescale Semiconductor, Cl B*                       10,395            210
   Global Payments (B)                                     777             54
   Google, Cl A*                                           544            151
   Harris                                                3,440             99
   Hewlett-Packard                                      77,364          1,741
   Ingram Micro, Cl A*                                   3,159             50
   Integrated Circuit Systems (B)*                       1,909             40
   Intel                                               172,805          4,654
   International Business Machines                      45,028          3,402
   International Rectifier (B)*                          1,804             86
   Intersil, Cl A                                        3,810             71
   Intuit*                                               4,572            198
   Jabil Circuit*                                        4,261            124
   Jack Henry & Associates (B)                           1,642             29
   JDS Uniphase (B)*                                    36,420             56
   Juniper Networks*                                    14,164            363
   Kla-Tencor (B)*                                       5,255            239
   Lam Research*                                         3,525            108
   Lexmark International, Cl A*                          3,473            238
   Linear Technology                                     8,270            310
   LSI Logic*                                           10,368             76
   Lucent Technologies (B)*                            114,541            322
   Macromedia*                                           2,096             93
   Maxim Integrated Products                             8,612            339
   Maxtor*                                               6,334             35
   McAfee*                                               4,376            125
   MEMC Electronic Materials (B)*                        2,238             31
   Mercury Interactive (B)*                              2,194             99
   Microchip Technology                                  5,556            165
   Micron Technology (B)*                               15,459            170
   Microsoft                                           245,139          6,325
   Molex                                                 3,534             94
   Motorola                                             62,636          1,088
   National Instruments                                  1,436             33
   National Semiconductor                                9,581            193
   NAVTEQ (B)*                                           1,100             42
   NCR*                                                  4,974            182
--------------------------------------------------------------------------------
36            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   NetFlix (B)*                                            800       $     11
   Network Appliance*                                    8,730            251
   Novell*                                              10,248             60
   Novellus Systems (B)*                                 3,630             97
   Nvidia*                                               4,640            126
   Oracle*                                             100,910          1,294
   Paychex                                               8,832            255
   Pixar (B)*                                            1,286             68
   Plantronics                                           1,277             44
   PMC - Sierra*                                         4,905             43
   Polycom*                                              2,531             43
   QLogic*                                               2,442             78
   Qualcomm                                             43,294          1,613
   Rambus (B)*                                           2,168             33
   Red Hat (B)*                                          4,349             55
   Reynolds & Reynolds, Cl A                             1,637             45
   Sabre Holdings, Cl A                                  3,580             72
   SanDisk*                                              4,836            126
   Sanmina-SCI*                                         14,017             72
   Scientific-Atlanta                                    4,049            135
   Semtech*                                              2,053             37
   Siebel Systems*                                      11,132            103
   Silicon Laboratories*                                   981             27
   Solectron (B)*                                       24,097             88
   Storage Technology*                                   2,870             93
   Sun Microsystems*                                    88,891            339
   Sungard Data Systems*                                 7,754            269
   Sybase (B)*                                           2,689             55
   Symantec (B)*                                        18,962            429
   Symbol Technologies                                   6,324             73
   Synopsys*                                             4,213             76
   Tech Data*                                            1,550             56
   Tektronix                                             2,433             55
   Tellabs*                                             11,933             98
   Teradyne (B)*                                         5,201             68
   Texas Instruments (B)                                46,253          1,278
   TIBCO Software*                                       5,516             35
   Total System Services (B)                               969             24
   Unisys*                                               8,532             62
   Utstarcom (B)*                                        2,346             17
   VeriSign*                                             7,251            235
   Veritas Software*                                    11,429            284
   Vishay Intertechnology*                               4,813             62
   WebMD (B)*                                            8,942             84
   Western Digital*                                      5,568             84
   Xerox (B)*                                           25,549            347
   Xilinx                                                9,215            256
   Yahoo!*                                              30,586          1,138
   Zebra Technologies, Cl A (B)*                         1,467             63
                                                                     --------
                                                                       49,236
                                                                     --------
MATERIALS -- 3.0%
   Air Products & Chemicals                              6,074            366
   Alcoa                                                23,231            630


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Arch Coal                                             1,693       $     82
   Ball                                                  3,014            113
   Bemis                                                 2,774             75
   Bowater (B)                                           1,478             46
   Cabot                                                 1,673             49
   Celanese, Cl A*                                       1,824             28
   Consol Energy                                         2,360            113
   Dow Chemical                                         25,014          1,133
   E.I. Du Pont de Nemours                              26,725          1,243
   Eastman Chemical                                      2,071            122
   Ecolab                                                4,921            159
   Engelhard                                             3,190             94
   Florida Rock Industries (B)                             765             50
   Freeport-McMoRan Copper & Gold,
     Cl B (B)                                            4,027            142
   Georgia-Pacific                                       6,815            226
   Huntsman*                                             1,990             38
   International Flavors & Fragrances                    2,222             82
   International Paper                                  12,974            418
   Louisiana-Pacific                                     2,846             72
   Lubrizol                                              1,800             71
   Lyondell Chemical                                     5,221            124
   Martin Marietta Materials                             1,252             76
   Massey Energy (B)                                     2,013             81
   MeadWestvaco                                          5,375            154
   Monsanto                                              7,097            405
   Nalco Holding*                                        1,167             21
   Neenah Paper (B)                                        400             12
   Newmont Mining                                       10,751            400
   Nucor (B)                                             4,220            223
   Owens-Illinois*                                       3,021             78
   Packaging of America (B)                              1,499             33
   Pactiv*                                               4,132             94
   Peabody Energy                                        3,428            164
   Phelps Dodge                                          2,499            218
   PPG Industries                                        4,586            300
   Praxair                                               8,685            407
   Rohm & Haas                                           4,278            200
   RPM International                                     2,969             52
   Scotts Miracle-Gro, Cl A*                               527             37
   Sealed Air*                                           2,268            117
   Sigma-Aldrich                                         1,862            112
   Smurfit-Stone Container*                              6,703             73
   Sonoco Products                                       2,612             70
   Southern Peru Copper (B)                                409             19
   Temple-Inland                                         2,900            104
   United States Steel                                   3,032            121
   Valspar                                               1,332             63
   Vulcan Materials                                      2,717            163
   Weyerhaeuser                                          6,399            410
   Worthington Industries                                1,629             27
                                                                     --------
                                                                        9,710
                                                                     --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            37

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Index Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.0%
   ADC Telecommunications*                               2,967       $     54
   Adtran                                                1,731             38
   Alltel (B)                                            8,235            479
   AT&T                                                 21,217            399
   BellSouth                                            49,012          1,312
   CenturyTel                                            3,729            122
   Citizens Communications (B)                           9,015            123
   Crown Castle International*                           5,018             89
   IDT, Cl B (B)*                                        1,749             24
   Level 3 Communications (B)*                          18,416             38
   Nextel Communications, Cl A*                         27,430            828
   Nextel Partners, Cl A (B)*                            3,299             78
   NII Holdings*                                         1,510             90
   Qwest Communications
     International (B)*                                 39,539            155
   SBC Communications                                   88,486          2,069
   Spectrasite*                                          1,049             67
   Sprint (B)                                           38,111            903
   Telephone & Data Systems (B)                          1,319             51
   Telephone & Data Systems,
     Special Shares*                                     1,319             50
   US Cellular*                                            431             20
   Verizon Communications                               74,016          2,619
   West*                                                   498             18
   Western Wireless, Cl A*                               2,347             93
                                                                     --------
                                                                        9,719
                                                                     --------
UTILITIES -- 3.5%
   AES*                                                 17,030            254
   AGL Resources                                         2,166             76
   Allegheny Energy (B)*                                 4,582            111
   Allete                                                  790             38
   Alliant Energy                                        2,940             81
   Ameren                                                5,193            284
   American Electric Power (B)                          10,574            377
   Aqua America (B)                                      2,565             70
   Centerpoint Energy (B)                                7,329             90
   Cinergy                                               5,117            211
   Consolidated Edison                                   6,440            293
   Constellation Energy Group                            4,848            259
   Dominion Resources                                    9,165            644
   DPL                                                   3,209             81
   DTE Energy                                            4,636            220
   Duke Energy (B)                                      24,447            672
   Dynegy, Cl A (B)*                                     7,511             35
   Edison International                                  8,708            320
   Energy East                                           4,120            115
   Entergy                                               5,693            409
   Equitable Resources                                   1,656            105
   Exelon                                               17,661            827
   FirstEnergy                                           8,815            391
   FPL Group                                            10,612            431
   Great Plains Energy (B)                               2,050             65
   Hawaiian Electric Industries                          2,146             55

--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   KeySpan                                               4,266       $    170
   MDU Resources Group                                   3,121             90
   National Fuel Gas                                     1,921             54
   NiSource                                              7,037            170
   Northeast Utilities                                   3,407             68
   NSTAR                                                 1,408             82
   OGE Energy (B)                                        2,268             63
   Oneok (B)                                             2,696             83
   Pepco Holdings                                        5,027            113
   PG&E (B)                                             10,110            362
   Pinnacle West Capital                                 2,760            122
   PPL                                                   5,049            290
   Progress Energy (B)                                   6,591            292
   Public Service Enterprise Group (B)                   6,323            351
   Puget Energy                                          2,661             61
   Questar                                               2,199            139
   Reliant Energy*                                       7,672             94
   SCANA                                                 2,987            126
   Sempra Energy                                         5,455            216
   Southern                                             19,706            669
   TECO Energy                                           5,663            100
   TXU                                                   6,407            514
   UGI                                                   2,752             73
   Vectren (B)                                           1,991             54
   Westar Energy                                         2,292             53
   Wisconsin Energy                                      3,140            114
   WPS Resources                                         1,002             55
   Xcel Energy (B)                                      10,627            196
                                                                     --------
                                                                       11,288
                                                                     --------
Total Common Stock
   (Cost $257,183) ($ Thousands)                                      316,866
                                                                     --------

CORPORATE OBLIGATIONS (C) (E) -- 5.3%
FINANCIALS -- 5.3%
   ASIF Global Financing XV (G)
        3.020%, 09/02/05                                $   54             54
   Allstate Life Global Funding II MTN (G)
        3.080%, 06/15/06                                   266            266
   American General Finance (G)
        3.090%, 06/15/06                                   521            521
   Bear Stearns EXL
        3.100%, 06/15/06                                 1,030          1,030
   CCN Bluegrass (G)
        3.170%, 02/21/06                                   376            376
   CIT Group MTN
        3.260%, 05/12/06                                 1,446          1,446
        3.199%, 07/29/05                                    66             66
        3.163%, 04/19/06                                   145            145
   Caterpillar Financial Services MTN, Ser F
        3.250%, 07/11/05                                   289            289
   Countrywide Home Loans MTN, Ser A
        3.509%, 03/21/06                                   474            474
--------------------------------------------------------------------------------
38            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans MTN, Ser M
        3.389%, 08/26/05                                $  174       $    174
        3.152%, 06/23/05                                   353            353
        3.040%, 11/30/05                                   659            659
        2.810%, 01/31/06                                   127            127
   Dekabank (G)
        3.206%, 05/19/06                                 1,070          1,070
   Five Finance MTN (G)
        3.100%, 09/22/05                                   821            821
   Harrier Finance Funding MTN (G)
        3.034%, 09/15/05                                   168            168
   Harrier Finance Funding MTN, Ser 1 (G)
        3.016%, 06/15/05                                   503            503
   Irish Life & Permanent MTN, Ser X (G)
        3.101%, 06/22/06                                   538            538
   Jackson National Life Funding (G)
        3.064%, 05/01/06                                 1,272          1,272
   K2 MTN (G)
        2.995%, 12/12/05                                    35             35
   Lakeside Funding
        3.120%, 06/08/05                                   289            289
   Liberty Lighthouse US Capital (G)
        3.118%, 05/10/06                                   578            578
   Morgan Stanley EXL
        3.089%, 05/04/06                                   202            202
   Morgan Stanley EXL, Ser S
        3.085%, 06/02/06                                   289            289
   Nationwide Building Society (G)
        3.090%, 01/06/06                                   578            578
        3.083%, 10/28/05                                   289            289
   Northern Rock (G)
        3.099%, 02/03/06                                   596            596
   Pacific Life Global Funding (G)
        3.080%, 06/13/06                                   434            434
   Premium Asset Trust, Ser 2004-01 (G)
        3.100%, 02/06/06                                   428            428
   Premium Asset Trust, Ser 2004-10 (G)
        3.100%, 04/14/06                                   810            810
   SLM EXL, Ser S (G)
        3.090%, 05/15/06                                   636            636
   SLM MTN, Ser X (G)
        3.090%, 06/20/06                                 1,157          1,157
   White Pine Finance MTN, Ser 1 (G)
        3.071%, 11/01/05                                   254            254
                                                                     --------
Total Corporate Obligations
   (Cost $16,927) ($ Thousands)                                        16,927
                                                                     --------

ASSET-BACKED SECURITIES (C) (E) (G) -- 2.7%
AUTOMOTIVE -- 0.5%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                                 1,399          1,399

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
        3.110%, 03/15/06                                $  138       $    138
                                                                     --------
                                                                        1,537
                                                                     --------
MORTGAGE RELATED SECURITIES -- 2.2%
   Aire Valley Mortgages, Ser 2004-1A, Cl 1A
        3.090%, 09/20/05                                   370            370
   Blue Heron Funding, Ser 6A, Cl A1
        3.129%, 06/21/05                                   116            116
   Blue Heron Funding, Ser 9A, Cl A1
        3.120%, 02/22/06                                   578            578
   CCN Independence IV
        3.160%, 10/17/05                                   318            318
        3.160%, 01/17/06                                   203            203
   Cheyne High Grade, Ser 2004-1A, Cl A1
        3.250%, 11/10/05                                   333            333
   Commodore, Ser 2003-2A, Cl A1MM
        3.100%, 12/12/38                                   266            266
   Duke Funding, Ser 2004-6B, Cl A1S1
        2.680%, 04/10/06                                   434            434
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
        3.140%, 09/20/05                                   821            821
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
        3.141%, 06/25/06                                   578            578
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
        3.370%, 11/18/05                                   565            565
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
        3.140%, 11/25/05                                   930            930
   RMAC, Ser 2004-NS2A, Cl A1
        3.080%, 06/13/05                                   103            103
   RMAC, Ser 2004-NS3A, Cl A1
        3.090%, 06/12/05                                   243            243
   Saturn Ventures II
        3.150%, 08/08/05                                   642            642
   TIAA Real Estate, Ser 2003 1A, Cl A1
        3.131%, 03/28/06                                   374            374
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
        3.040%, 06/15/05                                   145            145
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
        3.030%, 09/15/05                                   104            104
                                                                     --------
                                                                        7,123
                                                                     --------
Total Asset-Backed Securities
   (Cost $8,660) ($ Thousands)                                          8,660
                                                                     --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            39

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Index Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) (D) -- 1.2%
FINANCIALS -- 1.2%
   Ajax Bambino Funding
        3.119%, 07/06/05                                $  578       $    577
   Altimira Funding
        3.004%, 06/16/05                                    75             75
   Beethoven Funding
        3.109%, 07/05/05                                   289            288
        3.013%, 06/13/05                                   291            290
   Brahms Funding
        3.000%, 06/02/05                                   746            746
   Capital One Multi-Asset Funding
        3.025%, 06/20/05                                   231            231
        3.002%, 06/07/05                                   202            202
   Cobbler Funding
        3.057%, 06/28/05                                   106            106
   Cre-8 Funding
        3.106%, 06/23/05                                   202            202
   Golden Fish
        3.066%, 06/22/05                                   301            300
        3.065%, 06/20/05                                   188            188
        3.055%, 06/21/05                                    87             87
        3.053%, 06/14/05                                   233            232
   Rams Funding
        3.121%, 06/06/05                                   289            289
                                                                     --------
Total Commercial Paper
   (Cost $3,813) ($ Thousands)                                          3,813
                                                                     --------

CASH EQUIVALENT -- 0.9%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                   3,079,256          3,079
                                                                     --------
Total Cash Equivalent
   (Cost $3,079) ($ Thousands)                                          3,079
                                                                     --------

MASTER NOTES (C) -- 0.7%
   Bank of America Master Notes
        3.143%, 06/01/05                                 1,446          1,446
   Bear Stearns Master Notes
        3.234%, 06/01/05                                   694            694
                                                                     --------
Total Master Notes
   (Cost $2,140) ($ Thousands)                                          2,140
                                                                     --------

CERTIFICATES OF DEPOSIT (C) (E) -- 0.4%
   U.S. Trust
        3.215%, 09/12/05                                   578            578
   Washington Mutual Bank
        3.270%, 08/18/05                                   683            683
                                                                     --------
Total Certificates of Deposit
   (Cost $1,261) ($ Thousands)                                          1,261
                                                                     --------

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills (A)
     2.783%, 06/23/05                                   $  535       $    534
                                                                     --------
Total U.S. Treasury Obligation
   (Cost $534) ($ Thousands)                                              534
                                                                     --------

REPURCHASE AGREEMENTS (C) -- 1.8%
   Barclays Capital
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $910,255
     (collateralized by U.S. Government
     Obligation, par value $947,332,
     0.000%, 12/28/05; with total
     market value $928,386)                                910            910
   Lehman Brothers
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $723,030
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $8,762-
     $436,639, 0.000%-4.375%,
     10/15/06-10/15/16; with total
     market value $737,455)                                723            723
   UBS Paine Webber
     3.050%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $4,048,971
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $168,972-
     $1,087,374, 0.000%-8.875%,
     04/15/07-05/15/30; with total
     market value $4,129,614)                            4,049          4,049
                                                                     --------
Total Repurchase Agreements
   (Cost $5,682) ($ Thousands)                                          5,682
                                                                     --------
Total Investments -- 111.9%
   (Cost $299,279) ($ Thousands)                                      358,962
                                                                     --------

--------------------------------------------------------------------------------
40            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (11.9)%
Payable upon Return on Securities Loaned                             $(38,483)
Payable for Investment Securities Purchased                              (662)
Payable for Fund Shares Redeemed                                         (216)
Investment Advisory Fees Payable                                          (39)
Trustees' Fees Payable                                                     (1)
Other Assets and Liabilities, Net                                       1,142
                                                                     --------
Total Other Assets and Liabilities                                    (38,259)
                                                                     --------
Net Assets -- 100.0%                                                 $320,703
                                                                     ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                         $260,980
Undistributed net investment income                                     1,046
Accumulated net realized loss on investments
   and futures contracts                                               (1,062)
Net unrealized appreciation on investments                             59,683
Net unrealized appreciation on futures contracts                           56
                                                                     --------
Net Assets                                                           $320,703
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($320,703,005 / 3,018,640 shares)                                  $106.24
                                                                      =======

A summary of the open futures contracts held by the fund at May 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                        CONTRACT                    UNREALIZED
    TYPE OF              NUMBER OF       VALUE      EXPIRATION     APPRECIATION
   CONTRACT              CONTRACTS    ($ THOUSANDS)    DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-Mini        67           $3,994      06/17/05          $56
                                                                       ---

* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2005 (see Note 9). The total value of securities on loan at May 31, 2005 was $37,244 ($Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2005 was $38,483 ($Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2005.
(F) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark Index.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            41

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small Cap Fund
May 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)++
25.9%   Financials
14.1%   Information Technology
13.3%   Consumer Discretionary
11.7%   Industrials
 9.1%   Health Care
 7.9%   Short-Term Investments
 4.8%   Asset-Backed Securities
 4.3%   Energy
 3.7%   Materials
 1.9%   Consumer Staples
 1.6%   Utilities
 0.7%   Certificates of Deposit
 0.7%   Telecommunication Services
 0.2%   Exchange Traded Fund
 0.1%   U.S. Treasury Obligations
 0.0%   Rights
 0.0%   Warrants
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.7%
CONSUMER DISCRETIONARY -- 16.9%
   1-800 Contacts (B)*                                  90,400     $    1,766
   7-Eleven*                                            38,700          1,155
   Aaron Rents                                           8,900            201
   Abercrombie & Fitch, Cl A                            18,500          1,061
   AC Moore Arts & Crafts*                              38,800          1,155
   Adesa                                                59,400          1,353
   Advo (B)                                            163,365          5,072
   Aftermarket Technology*                              60,340            926
   Alliance Gaming (B)*                                162,940          2,117
   America's Car Mart*                                  85,750          1,835
   American Axle & Manufacturing
     Holdings (B)                                       28,430            589
   American Greetings, Cl A (B)                        102,910          2,674
   AnnTaylor Stores (B)*                                94,400          2,432
   Arctic Cat                                           84,800          1,832
   ArvinMeritor                                        152,500          2,196
   Bandag                                               22,900          1,060
   Belo, Cl A                                           35,840            881
   BJ's Restaurants*                                   396,900          7,303
   BJ's Wholesale Club*                                 76,800          2,316
   Blue Nile (B)*                                       40,300          1,205
   Brinker International*                               14,970            563
   Brown Shoe                                           83,000          2,913
   Buffalo Wild Wings (B)*                              29,500            948
   Build-A-Bear Workshop (B)*                          122,200          3,348
   Carmike Cinemas                                      42,240          1,382
   Carter's*                                            65,800          3,070
   Cato, Cl A                                           93,200          2,690
   CellStar (B)*                                       135,700            176
   Central Garden & Pet (B)*                            55,115          2,444
   Charming Shoppes*                                   195,400          1,764
   Cheesecake Factory (B)*                              66,900          2,362
   Christopher & Banks                                  57,100          1,045


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   CKE Restaurants*                                     70,600     $    1,165
   Claire's Stores                                      22,200            523
   Coach*                                              154,800          4,495
   Commercial Vehicle Group*                             8,600            158
   Cooper Tire & Rubber                                 46,770            891
   Cost Plus*                                           38,600            898
   CSK Auto*                                           106,650          1,806
   Ctrip.com International ADR (B)*                     42,310          2,149
   Dave & Buster's (B)*                                 13,300            239
   DiamondRock Hospitality+ (I)(J)*                    122,500          1,235
   Dick's Sporting Goods (B)*                           81,165          2,936
   Dollar Thrifty Automotive Group*                     78,300          2,818
   Dress Barn (B)*                                      60,890          1,102
   Ethan Allen Interiors (B)                            90,800          2,833
   Exide Technologies (B)*                             100,200            507
   Fairmont Hotels & Resorts                            86,100          2,970
   Fleetwood Enterprises (B)*                          143,400          1,372
   Foot Locker                                          46,030          1,216
   Fossil*                                              29,000            619
   Four Seasons Hotels                                  25,700          1,856
   Furniture Brands International                      202,100          4,064
   GameStop, Cl A (B)*                                  92,400          2,694
   Gaylord Entertainment (B)*                           57,100          2,400
   Genesco*                                             36,900          1,264
   Gildan Activewear*                                   35,400          1,795
   Great Wolf Resorts*                                  46,700          1,029
   Group 1 Automotive*                                  59,700          1,595
   GSI Commerce (B)*                                    62,100            922
   Guitar Center (B)*                                   43,800          2,496
   Handleman                                           214,247          3,889
   Hibbett Sporting Goods (B)*                         117,775          4,136
   HOT Topic (B)*                                      214,550          4,606
   Imax*                                               106,005          1,013
   Jakks Pacific (B)*                                   45,449            939
   Jarden (B)*                                          99,655          5,070
   Jo-Ann Stores*                                       56,600          1,514
   K2 (B)*                                              99,000          1,246
   Kellwood                                            201,710          5,075
   Kerzner International*                               19,400          1,195
   Kimball International, Cl B                          54,300            668
   Knoll                                               115,200          2,002
   La-Z-Boy                                             54,800            732
   Landry's Restaurants                                 34,800          1,043
   Leapfrog Enterprises (B)*                            81,100            899
   Liberty                                              31,570          1,140
   Life Time Fitness*                                   31,400            894
   Lin TV, Cl A (B)*                                   152,500          2,219
   Linens `N Things*                                    67,500          1,645
   Lions Gate Entertainment (B)*                       358,380          3,731
   Lone Star Steakhouse & Saloon (B)                    58,200          1,758
   Marchex, Cl B (B)*                                  239,100          3,567
   Marine Products                                      11,100            168
   Marvel Enterprises (B)*                              80,700          1,716


--------------------------------------------------------------------------------
42            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   MDC Holdings                                         28,080     $    2,028
   Men's Wearhouse*                                     16,960            871
   Meritage Homes*                                      28,300          2,058
   Mikohn Gaming*                                       71,785            905
   Movie Gallery (B)                                   199,680          6,382
   MTR Gaming Group*                                    87,700            900
   National Presto Industries                           11,630            498
   Nexstar Broadcasting Group, Cl A*                   110,400            617
   Nuco2 (B)*                                           28,800            682
   O'Reilly Automotive*                                  1,100             61
   Outdoor Channel Holdings*                            20,200            303
   Pantry*                                              38,400          1,486
   Parkervision (B)*                                   127,600            574
   Parkervision, PIPE (H) (I) (J)*                      30,000            132
   Payless Shoesource*                                 186,800          3,144
   PEP Boys-Manny Moe & Jack                            51,600            689
   Petco Animal Supplies*                               21,600            650
   Phillips-Van Heusen                                  70,935          2,198
   Pier 1 Imports (B)                                   51,900            871
   Polo Ralph Lauren                                    37,300          1,445
   Primedia (B)*                                       185,200            676
   Provide Commerce (B)*                                39,800            920
   Quiksilver*                                          44,500            708
   Rare Hospitality International (B)*                 106,400          3,302
   RC2*                                                 31,000          1,117
   Red Robin Gourmet Burgers*                           57,449          3,153
   Reebok International                                 16,590            675
   Regis                                               118,571          4,480
   Rent-A-Center*                                       44,300          1,048
   Ryan's Restaurant Group*                            132,000          1,843
   Ryland Group (B)                                     38,700          2,651
   Saks (B)                                             76,800          1,316
   Scholastic*                                          51,700          1,940
   Select Comfort (B)*                                  83,200          2,022
   Shoe Carnival*                                        4,700             86
   Shuffle Master (B)*                                  83,410          2,285
   Sonic (B)*                                           72,250          2,456
   Sonic Automotive                                    116,700          2,488
   Sonic Solutions (B)*                                 85,000          1,299
   Sotheby's Holdings, Cl A*                            71,900          1,009
   Sports Authority (B)*                                84,700          2,710
   Stage Stores*                                        21,600            843
   Standard Motor Products                              63,800            719
   Standard-Pacific                                     21,200          1,699
   Starwood Hotels & Resorts Worldwide                  72,200          4,041
   Superior Essex*                                      66,500          1,115
   Superior Industries International (B)               133,400          3,022
   Tekelec (B)*                                        113,200          1,541
   Tenneco Automotive*                                  63,900            958
   Texas Roadhouse, Cl A*                               13,700            420
   Theglobe.com*                                     1,143,200            131


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Thor Industries                                      36,000     $    1,093
   Timberland, Cl A (B)*                                49,700          1,832
   Titan International (B)                             107,200          1,583
   Too*                                                113,520          2,257
   Tractor Supply*                                      45,900          2,039
   Triarc, Cl A (B)                                     43,400            679
   TRM (B)*                                             47,100            764
   Unifi*                                               83,900            269
   Urban Outfitters*                                    86,500          4,614
   Vail Resorts*                                        30,400            836
   Valassis Communications (B)*                         69,720          2,419
   Value Line                                           13,000            472
   Visteon (B)                                         209,800          1,601
   Warnaco Group*                                       95,600          2,040
   Water Pik Technologies*                               8,500            158
   World Wrestling Entertainment                        98,400          1,067
   Yankee Candle (B)*                                   62,300          1,966
   Zale*                                               166,200          5,182
                                                                   ----------
                                                                      272,784
                                                                   ----------
CONSUMER STAPLES -- 2.4%
   American Italian Pasta, Cl A (B)                     13,500            311
   Casey's General Stores                               60,260          1,087
   Chattem*                                             72,100          3,093
   Chiquita Brands International (B)                   195,000          5,671
   Church & Dwight                                      22,700            821
   Corn Products International (B)                     105,450          2,329
   Del Monte Foods*                                     63,200            660
   Delta & Pine Land                                    24,900            672
   Elizabeth Arden*                                      5,100            107
   Gold Kist (B)*                                      118,400          2,472
   Hain Celestial Group*                                56,800          1,022
   John B. Sanfilippo & SON*                            19,600            414
   Lance                                                34,200            605
   Longs Drug Stores (B)                                57,200          2,347
   Molson Coors Brewing, Cl B                           38,700          2,263
   Nash Finch                                           19,200            683
   NBTY*                                                79,500          1,768
   Pathmark Stores*                                     87,995            788
   PepsiAmericas                                         3,500             85
   Pilgrim's Pride (B)                                  21,100            744
   Ralcorp Holdings                                     48,920          1,866
   Ruddick                                              29,800            716
   Sanderson Farms                                       6,400            243
   Spartan Stores*                                      18,000            232
   Tyson Foods, Cl A                                    33,800            624
   United Natural Foods (B)*                           119,970          3,892
   Universal                                            48,000          2,131
   Weis Markets                                         20,800            764
                                                                   ----------
                                                                       38,410
                                                                   ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            43

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small Cap Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 5.1%
   Atlas America (B)*                                   17,680     $      553
   Berry Petroleum, Cl A                                34,040          1,619
   Cabot Oil & Gas                                     105,400          3,304
   Cal Dive International (B)*                          42,600          1,934
   CARBO Ceramics (B)                                   12,895            924
   Carrizo Oil & Gas*                                   32,900            496
   Cimarex Energy (B)*                                  80,700          3,037
   Core Laboratories*                                   23,500            590
   Denbury Resources*                                   70,200          2,245
   Encore Acquisition*                                  33,500          1,250
   Forest Oil (B)*                                     118,700          4,719
   Holly                                                76,200          2,913
   Houston Exploration*                                  8,700            443
   Hydril*                                              63,395          3,291
   Input/Output (B)*                                    85,500            507
   KCS Energy*                                          56,300            791
   Laclede Group                                        12,300            368
   Meridian Resource*                                   94,400            428
   National Oilwell Varco*                              21,000            945
   Oceaneering International*                            4,700            172
   Penn Virginia                                        66,200          2,732
   Petroleum Development*                               30,200            789
   Pioneer Natural Resources                            35,540          1,426
   Plains Exploration & Production (B)*                165,746          5,063
   Range Resources (B)                                 113,000          2,610
   Remington Oil & Gas*                                 40,200          1,246
   SEMCO Energy (B)                                    115,600            633
   Southwestern Energy*                                 11,300            789
   Spinnaker Exploration*                               44,500          1,365
   St. Mary Land & Exploration (B)                     113,100          2,943
   Stone Energy*                                       147,500          6,347
   Superior Energy Services*                           146,500          2,293
   Swift Energy (B)*                                   200,640          6,852
   Syntroleum (B)*                                     104,600            907
   Tesoro*                                              89,200          3,889
   Tetra Technologies*                                  43,650          1,205
   Vintage Petroleum (B)                               188,430          5,204
   W&T Offshore                                          6,600            142
   W-H Energy Services*                                130,520          2,828
   Whiting Petroleum*                                   51,900          1,795
                                                                   ----------
                                                                       81,587
                                                                   ----------
FINANCIALS -- 18.2%
   Acadia Realty Trust+                                 95,200          1,614
   Accredited Home Lenders
     Holding (B)*                                       32,300          1,356
   Advance America Cash Advance
     Centers                                            64,200            784
   Affiliated Managers Group (B)*                       76,100          5,076
   Agree Realty+                                        33,300            957
   Allmerica Financial*                                 60,100          2,099
   AMB Property+ (B)                                    97,300          3,922


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   American Home Mortgage
     Investment+ (B)                                   114,200     $    3,718
   American Physicians Capital*                          8,600            298
   AmericanWest Bancorp*                                 3,400             67
   AmerUs Group (B)                                     46,300          2,203
   Apartment Investment & Management,
     Cl A+                                              94,600          3,510
   Arbor Realty Trust+                                  57,140          1,523
   Arch Capital Group*                                  25,900          1,156
   Archstone-Smith Trust+                              101,057          3,721
   Aspen Insurance Holdings                             54,900          1,510
   Asset Acceptance Capital*                            56,295          1,383
   Assured Guaranty                                     33,200            682
   AvalonBay Communities+ (B)                           60,000          4,492
   Bancfirst                                             2,100            165
   Bancorpsouth (B)                                     81,100          1,813
   Bank Mutual                                          93,260          1,011
   Bank of the Ozarks (B)                               10,400            329
   Brandywine Realty Trust+                             65,300          1,839
   BRE Properties, Cl A+                                56,600          2,181
   Brookline Bancorp                                    91,400          1,389
   Camden Property Trust+                               52,000          2,684
   Capital Southwest                                    16,700          1,374
   Capitol Bancorp                                       4,900            152
   Cardinal Financial (B)*                              92,800            844
   Cascade Bancorp (B)                                  42,162            872
   Cash America International                           24,000            413
   Cathay General Bancorp                               11,600            394
   CBL & Associates Properties+ (B)                     20,770          1,692
   Center Financial                                     16,500            353
   Central Pacific Financial                            26,500            941
   Chemical Financial                                    6,182            198
   Clark                                                15,200            220
   CNA Surety*                                          40,300            557
   Colonial BancGroup                                  101,100          2,253
   Commerce Group                                       49,600          2,956
   Commercial Capital Bancorp                          238,566          4,044
   Commercial Federal                                   65,000          1,626
   Commercial Net Lease Realty+                         37,700            731
   Community Bank System                                34,400            801
   Community Trust Bancorp                               2,500             74
   CompuCredit (B)*                                     54,100          1,706
   Corixa (B)*                                         197,100            838
   Corporate Office Properties Trust+                  149,800          4,184
   Corus Bankshares                                     11,800            606
   Crescent Real Estate Equity EQT+                    111,700          2,054
   Delphi Financial Group, Cl A                         94,501          4,007
   Downey Financial                                     46,700          3,503
   E*Trade Financial*                                  460,100          5,682
   Eagle Hospitality Properties Trust+                  70,800            644
   East West Bancorp                                    11,500            387
   Education Realty Trust+                              80,500          1,382
   Encore Capital Group*                                71,100          1,092


--------------------------------------------------------------------------------
44            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Equity Residential+ (B)                              76,800     $    2,757
   Essex Property Trust+ (B)                            24,000          1,920
   EuroBancshares*                                       4,300             60
   Euronet Worldwide*                                  120,675          3,384
   FBL Financial Group, Cl A                            28,100            752
   Federal Agricultural Mortgage, Cl C                   3,400             63
   Federal Realty Investment Trust+                     75,000          4,140
   FelCor Lodging Trust+*                               48,300            672
   First American                                       86,300          3,340
   First Bancorp Puerto Rico                            37,200          1,426
   First Cash Financial Services*                       80,900          1,408
   First Community Bancorp                              21,900            968
   First Financial Bancorp                              33,500            603
   First Financial Bankshares (B)                        2,300             96
   First Indiana (B)                                    52,432          1,413
   First Merchants                                       7,600            189
   First Niagara Financial Group                       143,700          1,871
   First Republic Bank                                  44,850          1,439
   FirstFed Financial*                                  47,300          2,563
   FirstMerit                                           40,180          1,025
   Flagstar Bancorp (B)                                161,700          3,195
   Flushing Financial                                   56,300            951
   Fpic Insurance Group (B)*                            43,400          1,292
   Frontier Financial                                    4,950            123
   Gabelli Asset Management (B)                         14,700            642
   Glacier Bancorp                                      24,589            574
   Gold Banc                                           119,600          1,661
   Gramercy Capital+                                     5,200            113
   Greater Bay Bancorp (B)                              81,400          2,046
   Greenhill (B)                                        43,300          1,545
   Hancock Holding                                      37,330          1,208
   Hanmi Financial                                      29,500            474
   HCC Insurance Holdings (B)                           45,700          1,792
   Highwoods Properties+                                39,700          1,093
   Hilb Rogal & Hobbs (B)                              141,400          4,820
   HomeBanc+                                            82,900            783
   Horace Mann Educators (B)                            50,770            924
   Host Marriott+ (B)                                  131,800          2,208
   HRPT Properties Trust+                              204,700          2,422
   Hub International                                   104,300          1,864
   Huron Consulting Group                               31,200            717
   IndyMac Bancorp                                      47,800          1,967
   Investment Technology Group*                         76,000          1,500
   IPC Holdings                                         37,100          1,418
   Irwin Financial                                     125,300          2,630
   ITLA Capital*                                         1,800             90
   Jones Lang LaSalle*                                  10,700            454
   Kansas City Life Insurance                           27,500          1,296
   KNBT Bancorp                                        121,300          1,809
   Knight Capital Group, Cl A*                          34,900            263
   LandAmerica Financial Group (B)                      49,900          2,804
   Lexington Corporate Properties Trust+                14,100            325
   Macatawa Bank                                         3,220            110


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Macerich+                                            58,700     $    3,700
   Mack-Cali Realty+                                    57,400          2,531
   MainSource Financial Group                            2,500             46
   Marlin Business Services*                             4,200             85
   Max Re Capital                                       98,800          2,184
   MB Financial                                          9,900            378
   MBT Financial                                         4,100             78
   Medical Properties Trust+                           128,000          1,286
   Mercantile Bank                                       3,600            147
   MeriStar Hospitality+*                               16,000            134
   MFA Mortgage Investments+                           120,700            856
   Midland                                               2,300             73
   Montpelier Re Holdings                               37,800          1,298
   Morningstar (B)*                                     15,200            334
   Nara Bancorp                                         25,700            357
   Nasdaq Stock Market*                                113,000          1,939
   National Health Investors+                           13,800            368
   NBT Bancorp (B)                                      79,900          1,894
   New Century Financial+ (B)                           32,200          1,641
   New Plan Excel Realty Trust+                         74,700          2,012
   NorthStar Realty Finance+                            75,500            785
   Novastar Financial+ (B)                              24,900            916
   OceanFirst Financial                                  2,800             60
   Odyssey Re Holdings (B)                              50,200          1,210
   Old Second Bancorp (B)                                5,200            146
   Omega Healthcare Investors+                          28,100            336
   Online Resources*                                    40,300            392
   optionsXpress Holdings (B)*                         125,700          1,697
   Oriental Financial Group                             31,100            436
   Pennsylvania Real Estate Investment
     Trust+                                             27,800          1,223
   PFF Bancorp                                          56,190          1,632
   Philadelphia Consolidated Holding (B)*                3,900            322
   Placer Sierra Bancshares                             32,300            834
   Platinum Underwriters Holdings                      109,250          3,321
   PMI Group                                            28,130          1,063
   Post Properties+                                     76,300          2,503
   Presidential Life                                    59,000            894
   ProAssurance*                                        73,430          2,873
   Prologis+                                            47,700          1,948
   Prosperity Bancshares                                11,800            320
   Public Storage+ (B)                                  31,500          1,894
   PXRE Group                                           84,120          2,013
   Rainier Pacific Financial Group                      44,620            763
   RAIT Investment Trust+ (B)                          106,500          3,046
   Reckson Associates Realty+                          112,400          3,551
   Redwood Trust+                                       11,500            595
   RenaissanceRe Holdings                               18,400            867
   Safety Insurance Group                               38,000          1,198
   Santander BanCorp                                     5,500            121
   Saxon Capital+                                       38,100            645
   Selective Insurance Group                            16,700            804
   Shurgard Storage Centers, Cl A+                     114,800          5,011


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            45

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small Cap Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Signature Bank*                                     128,980     $    3,163
   Simon Property Group+                                84,200          5,786
   Sizeler Property Investors+                          10,900            131
   SL Green Realty+                                     66,020          4,090
   Sterling Bancorp                                      5,900            125
   Sterling Financial, Pennsylvania Shares               3,400             88
   Sterling Financial, Washington Shares*               79,305          2,803
   Stewart Information Services                        122,000          4,788
   Sunstone Hotel Investors+                            86,800          1,997
   SVB Financial Group*                                 78,500          3,749
   Taubman Centers+                                     60,500          1,920
   TierOne                                              63,200          1,525
   Trustmark                                            63,200          1,806
   U-Store-It Trust+                                    97,000          1,833
   UCBH Holdings                                        10,300            176
   UICI                                                 46,900          1,179
   UMB Financial (B)                                    32,480          1,809
   United Fire & Casualty                                7,600            299
   United PanAm Financial*                              29,606            705
   Universal American Financial*                        52,500            994
   Vineyard National Bancorp                             5,100            161
   Washington Federal                                  104,360          2,381
   Washington Trust Bancorp                              2,700             76
   WesBanco                                             33,400            988
   Westcorp                                             92,000          4,456
   Wilshire Bancorp                                     21,000            280
   Winston Hotels+                                     135,660          1,424
   World Acceptance*                                    14,800            385
   WR Berkley                                           39,900          1,415
   Wright Express*                                     106,000          1,697
   Yardville National Bancorp                            1,900             64
   Zenith National Insurance (B)                        37,500          2,376
                                                                   ----------
                                                                      292,693
                                                                   ----------
HEALTH CARE -- 11.7%
   Abgenix (B)*                                        194,400          1,400
   Accelrys*                                           132,800            701
   Adeza Biomedical*                                     4,100             48
   Advanced Medical Optics (B)*                         18,000            695
   Albany Molecular Research*                           27,700            330
   Align Technology (B)*                               166,500          1,210
   Alkermes (B)*                                       177,200          2,056
   Alliance Imaging*                                   149,400          1,499
   Alpharma, Cl A                                      103,300          1,329
   Amedisys (B)*                                        39,200          1,184
   America Service Group*                               54,890          1,081
   American Healthways (B)*                             60,415          2,373
   American Medical Systems Holdings*                  170,830          3,410
   Amsurg*                                              61,000          1,645
   Amylin Pharmaceuticals (B)*                          80,900          1,293
   Analogic                                             17,100            727
   Andrx*                                               45,500            909


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Animas (B)*                                         107,400     $    1,924
   Applera--Celera Genomics Group*                     302,600          3,002
   Apria Healthcare Group (B)*                          28,200            888
   Ariad Pharmaceuticals*                              280,300          1,690
   Array Biopharma*                                    185,200          1,156
   Arthrocare (B)*                                      33,500          1,080
   Aspect Medical Systems*                              21,700            698
   Bio-Rad Laboratories, Cl A (B)*                      57,200          3,082
   BioScrip*                                            93,200            487
   Biosite (B)*                                         40,000          2,188
   Cardiodynamics International*                        72,900            162
   Cell Genesys (B)*                                   413,300          2,401
   Cephalon (B)*                                        84,400          3,580
   Cerner (B)*                                          46,000          3,006
   Chemed                                               36,520          1,544
   Community Health Systems (B)*                        51,400          1,869
   Conceptus (B)*                                      140,800            750
   Connetics (B)*                                       74,800          1,666
   Conor Medsystems*                                    52,100            780
   Cooper                                               20,290          1,340
   Cross Country Healthcare*                            62,300          1,056
   Crucell ADR (B)*                                     35,700            700
   Cubist Pharmaceuticals*                             251,900          2,522
   CV Therapeutics (B)*                                249,100          5,037
   Datascope                                             4,600            140
   Dendreon (B)*                                        41,200            218
   Depomed (B)*                                        120,900            534
   Digene (B)*                                          58,700          1,477
   DJ Orthopedics*                                     115,300          3,200
   Dyax*                                               152,700            710
   Encysive Pharmaceuticals (B)*                       478,900          4,885
   Enzon Pharmaceuticals*                               48,400            294
   Exact Sciences*                                     124,400            361
   Exelixis (B)*                                       203,818          1,431
   First Horizon Pharmaceutical (B)*                   117,500          2,209
   Flamel Technologies ADR (B)*                         10,500            191
   Gen-Probe*                                           35,400          1,376
   Genesis HealthCare*                                  37,800          1,644
   Genitope (B)*                                        43,400            565
   Guilford Pharmaceuticals (B)*                       276,300            696
   Health Net*                                          64,800          2,218
   HealthTronics*                                       83,200          1,056
   Henry Schein*                                        15,000            604
   Human Genome Sciences*                              157,800          1,780
   Immucor (B)*                                         62,975          2,110
   Impax Laboratories (B)*                              92,900          1,524
   Incyte (B)*                                         247,900          1,891
   IRIS International*                                  14,040            268
   Isis Pharmaceuticals (B)*                           360,600          1,320
   Isolagen (B)*                                       191,100            778
   Ista Pharmaceuticals*                                46,400            368
   Kindred Healthcare*                                  15,000            579


--------------------------------------------------------------------------------
46            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Kos Pharmaceuticals (B)*                             43,500     $    2,511
   Kosan Biosciences*                                  123,700            585
   LabOne*                                              23,500            906
   Lifecore Biomedical*                                 12,900            165
   LifePoint Hospitals (B)*                            121,200          5,452
   Magellan Health Services (B)*                        36,500          1,185
   Martek Biosciences (B)*                              49,300          1,843
   Medarex (B)*                                        395,900          3,001
   Medcath*                                             53,300          1,381
   Medical Action Industries*                            4,200             74
   Medicis Pharmaceutical, Cl A (B)                     63,500          1,789
   Mentor (B)                                           62,400          2,553
   Mettler Toledo International*                        31,110          1,524
   MGI Pharma (B)*                                     142,500          3,306
   Myriad Genetics (B)*                                 43,100            709
   Nabi Biopharmaceuticals (B)*                        101,500          1,247
   National Dentex*                                     79,935          1,499
   Nektar Therapeutics (B)*                            293,400          5,363
   Neose Technologies*                                 194,800            512
   NitroMed (B)*                                        99,000          1,895
   Nu Skin Enterprises, Cl A                            53,300          1,204
   Option Care (B)                                      72,670            967
   OraSure Technologies*                               150,100          1,247
   Orthofix International*                              22,030          1,010
   Owens & Minor                                        38,170          1,183
   Pain Therapeutics*                                   93,000            488
   PainCare Holdings*                                   74,800            307
   Par Pharmaceutical*                                  11,200            358
   Parexel International*                               69,900          1,276
   PerkinElmer                                         111,300          2,129
   Pharmacopeia Drug Discovery*                         86,129            417
   Pharmion*                                            48,600            988
   PolyMedica (B)                                       51,400          1,804
   Pozen*                                              129,500            954
   Prestige Brands Holdings*                            86,200          1,465
   Protein Design Labs (B)*                             99,500          1,900
   PSS World Medical*                                  140,700          1,652
   Psychiatric Solutions (B)*                           57,165          2,341
   Quality Systems (B)*                                 20,825          1,252
   Radiation Therapy Services (B)*                       8,300            172
   Res-Care*                                            88,110          1,175
   Rigel Pharmaceuticals*                               66,600          1,191
   Rotech Healthcare*                                   56,000          1,411
   Salix Pharmaceuticals*                               36,300            636
   SeraCare Life Sciences*                              42,200            571
   Serologicals*                                        17,000            365
   SFBC International*                                  65,965          2,309
   SurModics (B)*                                       26,375          1,040
   Sybron Dental Specialties*                          153,050          5,674
   Symmetry Medical*                                    38,300            856
   Taro Pharmaceuticals Industries (B)*                 34,000          1,112
   Techne (B)*                                          12,300            573
   Telik*                                              153,500          2,189


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Third Wave Technologies*                            374,800     $    1,409
   Transgenomic*                                       321,635            219
   Triad Hospitals (B)*                                 15,280            775
   United Therapeutics (B)*                             67,800          3,387
   Vasogen*                                            183,600            821
   Viasys Healthcare*                                   74,400          1,730
   West Pharmaceutical Services                         20,700            576
   Zymogenetics*                                        17,700            308
                                                                   ----------
                                                                      187,866
                                                                   ----------
INDUSTRIALS -- 14.8%
   Active Power*                                       107,400            288
   Actuant, Cl A (B)*                                   15,100            679
   Acuity Brands                                        77,770          1,909
   Administaff*                                         35,300            754
   Advisory Board*                                      58,300          2,633
   AGCO (B)*                                           107,600          1,976
   Airtran Holdings (B)*                                81,100            792
   Albany International, Cl A                           91,670          2,867
   Alliant Techsystems (B)*                             19,300          1,384
   American Ecology                                     30,400            385
   AMN Healthcare Services*                             47,600            687
   AO Smith                                             96,390          3,023
   Applied Industrial Technologies                      99,000          3,014
   Arlington Tankers                                    75,000          1,475
   Armor Holdings*                                      32,400          1,223
   Aviall*                                              19,400            597
   Banta (B)                                           138,440          6,080
   Beacon Roofing Supply*                               17,200            411
   BearingPoint (B)*                                   411,400          2,695
   Blount International*                               125,690          2,220
   BlueLinx Holdings                                    21,300            259
   Briggs & Stratton                                    63,600          2,153
   Brink's                                              95,500          2,981
   Bucyrus International, Cl A                          31,400          1,120
   Calgon Carbon                                        93,400            832
   Cascade                                              43,300          1,525
   CDI                                                  58,200          1,242
   Ceradyne*                                            54,800          1,265
   Chicago Bridge & Iron                                40,800            881
   CIRCOR International                                 50,290          1,245
   Clean Harbors (B)*                                   19,100            396
   CNH Global                                           94,240          1,680
   Collectors Universe*                                 89,500          1,423
   Columbus McKinnon*                                   16,000            151
   Consolidated Graphics*                                9,900            419
   Corinthian Colleges (B)*                            114,700          1,773
   Corporate Executive Board                            21,796          1,521
   Corrections of America*                              37,400          1,350
   CoStar Group*                                        33,200          1,334
   Courier                                              24,465            857
   CPI Aerostructures*                                  46,690            436


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            47

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small Cap Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   CRA International (B)*                               35,600     $    2,029
   DiamondCluster International*                        67,700            886
   Duratek*                                             39,640            869
   Dycom Industries*                                    20,800            408
   Eagle Materials                                      14,600          1,280
   EDO                                                  50,950          1,451
   Education Management (B)*                            53,000          1,720
   EGL*                                                 59,200          1,127
   EMCOR Group*                                         26,500          1,259
   Engineered Support Systems                           90,900          3,545
   ESCO Technologies*                                   18,655          1,581
   Esterline Technologies*                               8,400            327
   ExpressJet Holdings*                                 74,500            643
   Federal Signal                                       47,620            744
   Flowserve (B)*                                       30,000            884
   Franklin Electric                                     6,600            254
   Freightcar America*                                  34,700            683
   FTI Consulting (B)*                                  36,200            796
   GATX (B)                                            153,000          5,106
   General Cable (B)*                                  121,700          1,705
   General Maritime*                                    26,020          1,087
   Genlyte Group*                                       13,800            615
   Geo Group*                                            8,800            214
   Global Power Equipment Group*                        32,500            249
   GrafTech International*                             249,860          1,099
   Griffon*                                            133,570          2,662
   Grupo TMM ADR, Cl A (B)*                            142,600            354
   Harsco                                               39,800          2,310
   HUB Group, Cl A (B)*                                 51,800          1,423
   IKON Office Solutions                               135,800          1,316
   Innovative Solutions & Support (B)*                  77,995          2,702
   Insituform Technologies, Cl A*                       48,700            723
   Integrated Electrical Services (B)*                  84,260            128
   Intermagnetics General*                              87,165          2,516
   iPayment*                                            21,200            809
   Iron Mountain*                                       53,150          1,525
   JLG Industries (B)                                   54,600          1,392
   John H. Harland                                      38,700          1,458
   Joy Global                                           58,177          2,184
   Kadant*                                              44,070            903
   Kansas City Southern (B)*                           135,690          2,712
   Kaydon (B)                                           98,040          2,798
   Kennametal                                           50,200          2,209
   Kirby*                                               54,200          2,312
   Knight Transportation                                89,150          2,180
   Korn/Ferry International*                             4,500             71
   Labor Ready (B)*                                     70,100          1,447
   Laidlaw International (B)*                          178,500          3,970
   Laureate Education*                                  36,700          1,714
   Lennox International (B)                            110,700          2,351
   Levitt, Cl A*                                         7,600            219
   Lincoln Electric Holdings (B)                        61,700          2,021
   LSI Industries                                       46,163            627


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   M/I Homes                                            74,500     $    3,761
   Manitowoc                                            46,800          1,897
   Marten Transport*                                     7,900            155
   Medical Staffing Network Holdings (B)*              100,100            544
   Mercury Computer Systems*                            49,000          1,416
   Mesa Air Group (B)*                                  64,300            410
   Milacron (B)*                                       241,948            527
   Mine Safety Appliances                               31,065          1,423
   Moog, Cl A*                                          62,413          1,894
   Mueller Industries                                   24,300            656
   Navigant Consulting (B)*                            276,400          6,341
   Navistar International (B)*                          47,700          1,455
   NCO Group*                                           21,300            423
   Nordson                                              15,800            491
   Old Dominion Freight Line (B)*                       65,200          1,987
   Orbital Sciences (B)*                                75,800            736
   Overnite                                             45,700          1,948
   Pall (B)                                             95,800          2,796
   PHH*                                                 37,100            890
   Pinnacle Airlines (B)*                               31,600            310
   PRA International*                                    5,000            130
   Quality Distribution*                                33,360            265
   Quanta Services (B)*                                150,800          1,362
   R.H. Donnelley*                                      12,100            744
   RailAmerica*                                         26,300            307
   Regal-Beloit                                         46,590          1,197
   Rent-Way*                                            16,100            149
   Republic Airways Holdings*                           23,600            301
   Resources Connection (B)*                            87,000          1,733
   Ritchie Bros. Auctioneers                            52,000          1,934
   Robbins & Myers                                      52,150          1,233
   Rofin-Sinar Technologies*                            32,020          1,034
   Ryder System                                        101,300          3,722
   Sauer-Danfoss                                         7,100            139
   School Specialty (B)*                                34,340          1,347
   SCS Transportation*                                  16,410            299
   Simpson Manufacturing                                92,700          2,664
   Skywest (B)                                          59,400          1,083
   Source Interlink*                                    71,370            696
   Sourcecorp*                                          63,900          1,368
   Stericycle*                                          18,900            938
   Stewart Enterprises, Cl A*                          268,900          1,592
   Strayer Education                                    19,300          1,679
   Surebeam, Cl A (B)*                                 513,125              5
   Sypris Solutions                                     89,500            943
   Tecumseh Products, Cl A                              39,500          1,080
   Teledyne Technologies*                               33,400          1,056
   Terex (B)*                                           23,500            929
   Tetra Tech*                                         171,400          2,065
   Thomas & Betts*                                      38,200          1,180
   TNS*                                                  7,100            155
   Toro (B)                                             49,400          2,127
   Triumph Group*                                       10,100            358


--------------------------------------------------------------------------------
48            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Unifirst                                             51,500     $    1,885
   United Rentals (B)*                                 219,000          4,398
   United Stationers*                                   23,500          1,152
   Universal Display (B)*                               30,400            286
   Universal Forest Products                            80,900          3,220
   Universal Truckload Services*                        65,800          1,099
   USA Truck*                                           10,800            219
   Valmont Industries                                   38,800            929
   Ventiv Health*                                       93,080          1,890
   Volt Information Sciences*                            8,200            161
   Wabash National (B)                                   9,700            242
   Wabtec                                               53,500          1,107
   Walter Industries (B)                               137,800          5,843
   Washington Group International (B)*                  86,600          4,158
   Watson Wyatt Holdings                               119,600          3,148
   WCI Communities*                                     56,300          1,683
   Woodward Governor                                    27,400          2,120
   Yellow Roadway (B)*                                   7,517            397
   York International                                   47,800          1,969
                                                                   ----------
                                                                      239,312
                                                                   ----------
INFORMATION TECHNOLOGY -- 18.0%
   Adaptec*                                            585,600          2,331
   Advanced Digital Information*                       177,700          1,221
   Aeroflex*                                           197,490          1,580
   Agile Software (B)*                                 146,900            947
   Agilysys                                             64,900            998
   Akamai Technologies*                                153,000          2,148
   Alliance Semiconductor*                             122,400            206
   Altera*                                             175,500          3,894
   Altiris*                                             36,100            679
   American Reprographics*                             103,200          1,538
   Ansys*                                               40,840          1,362
   aQuantive (B)*                                      352,000          5,417
   Arris Group (B)*                                    280,800          2,432
   Asyst Technologies*                                 308,300          1,298
   Atari*                                              307,705            760
   ATMI (B)*                                            83,859          2,356
   Avid Technology (B)*                                 37,300          2,187
   Avnet (B)*                                           44,440            930
   Axcelis Technologies*                                94,000            625
   BEI Technologies                                     15,700            404
   Belden CDT (B)                                      126,140          2,538
   Bell Microproducts*                                  22,000            180
   BISYS Group (B)*                                    156,310          2,384
   Black Box (B)                                        68,800          2,365
   Blackbaud (B)                                        82,200          1,131
   Borland Software*                                   238,700          1,528
   Brooks Automation (B)*                              261,700          3,946
   Cabot Microelectronics (B)*                          14,100            442
   Checkpoint Systems (B)*                              66,100          1,165
   Ciber*                                              111,100            905


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   CNET Networks*                                      120,400     $    1,250
   Cognex (B)                                          105,664          2,743
   Coherent*                                            54,650          1,794
   Comtech Telecommunications*                          12,900            467
   Corillian*                                          328,700          1,057
   Credence Systems (B)*                               636,320          5,040
   Cryptologic                                          30,025          1,012
   CSG Systems International (B)*                       55,800          1,061
   Cymer (B)*                                          182,300          5,179
   Daktronics*                                           8,000            186
   Digimarc*                                           299,600          1,528
   Digital River*                                        9,000            248
   Digitas (B)*                                        189,800          2,101
   Diodes*                                              19,100            635
   DoubleClick*                                         70,800            583
   E.piphany*                                          190,800            666
   Earthlink*                                          454,700          4,824
   Emulex (B)*                                         123,400          2,332
   Epicor Software*                                     24,400            301
   F5 Networks (B)*                                     54,700          2,801
   Fairchild Semiconductor
     International (B)*                                139,600          1,996
   FARO Technologies*                                   49,910          1,388
   FEI (B)*                                            147,800          3,077
   Foundry Networks*                                    86,300            797
   Gartner, Cl A*                                      154,200          1,530
   Genesis Microchip (B)*                              242,500          4,013
   Harmonic*                                           101,600            633
   Homestore*                                          539,200          1,127
   Hutchinson Technology (B)*                          100,600          4,162
   Hypercom*                                           187,900          1,193
   Hyperion Solutions*                                  43,000          1,898
   Identix (B)*                                         95,700            525
   Imation                                              52,200          1,971
   Immersion (B)*                                      448,948          2,631
   InFocus*                                            121,100            504
   InPhonic (B)*                                        51,700            764
   Integrated Circuit Systems (B)*                      63,700          1,350
   Inter-Tel                                            25,400            521
   Intermix Media (B)*                                 101,900            604
   International Rectifier (B)*                         36,700          1,754
   Internet Security Systems*                           65,500          1,454
   InterVoice*                                          39,500            354
   Interwoven*                                         140,100          1,115
   Intrado*                                             22,800            292
   Iomega                                              348,800          1,078
   Itron*                                               16,500            678
   iVillage*                                           357,800          2,158
   IXYS*                                                20,500            283
   Jack Henry & Associates (B)                         105,900          1,873
   Jupitermedia*                                       335,780          6,128
   Kanbay International*                                59,000          1,225
   Keane*                                               64,000            859


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            49

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small Cap Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Keynote Systems*                                     94,900     $    1,101
   KFX (B)*                                             98,500          1,297
   Komag*                                              172,100          4,965
   Lattice Semiconductor*                              941,500          3,973
   Lawson Software*                                    186,500          1,104
   Leadis Technology*                                  228,600          1,566
   LeCroy*                                              15,700            258
   Lionbridge Technologies*                            163,800            816
   Littelfuse*                                          29,560            889
   LivePerson*                                         127,400            306
   LTX (B)*                                            176,000            843
   Macrovision*                                         87,900          1,847
   Magma Design Automation*                             10,500             84
   Majesco Entertainment (B)*                           76,450            670
   Manhattan Associates*                               147,300          3,129
   Matrixone*                                          254,700          1,164
   Mattson Technology*                                 162,500          1,271
   MAXIMUS (B)                                          91,300          3,131
   Maxtor (B)*                                         406,500          2,232
   Mentor Graphics*                                    175,400          1,803
   Merix (B)*                                          105,600            766
   Methode Electronics                                 164,030          1,959
   Micromuse (B)*                                      149,500            939
   Micros Systems (B)*                                  75,785          3,409
   Microsemi*                                           15,365            317
   Motive*                                             144,500          1,256
   MTS Systems                                          18,900            603
   Multi-Fineline Electronix*                           49,315            805
   Mykrolis*                                           137,000          1,848
   Napster (B)*                                        193,300            820
   Netease.com ADR (B)*                                 18,400            950
   Netgear (B)*                                         14,200            279
   Newport*                                             53,600            753
   Niku*                                                38,500            579
   O2Micro International*                              199,500          2,486
   Omnivision Technologies (B)*                        138,000          2,183
   Onyx Software*                                       92,549            310
   Open Solutions*                                      37,000            657
   OSI Systems (B)*                                    117,100          1,745
   Packeteer*                                           73,800            876
   PalmOne (B)*                                         20,700            588
   Parametric Technology (B)*                          215,400          1,297
   Paxar*                                               41,600            733
   Performance Technologies*                            38,220            257
   Perot Systems, Cl A*                                 62,000            801
   Photronics (B)*                                     183,800          4,233
   Pinnacle Systems*                                   123,800            732
   Pixelworks*                                         462,000          3,959
   Plantronics (B)                                      32,000          1,101
   PLX Technology*                                     191,000          1,455
   Polycom*                                            417,700          7,147
   Pomeroy IT Solutions (B)*                            52,920            666
   Power Integrations*                                  73,700          1,756
   ProQuest*                                            89,600          2,876


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Quantum*                                            758,600     $    1,972
   Radisys*                                            116,200          1,879
   RADWARE*                                             31,200            697
   Redback Networks*                                    70,000            399
   Richardson Electronics                              115,690          1,030
   RightNow Technologies*                               95,800            895
   RSA Security*                                       119,300          1,467
   Rudolph Technologies*                               138,800          2,001
   ScanSoft (B)*                                       547,400          2,222
   Schawk                                                4,000             96
   Seachange International*                            177,500          1,402
   Secure Computing*                                   166,700          1,870
   Serena Software (B)*                                110,015          2,153
   Sigmatel*                                            38,900            881
   Sina (B)*                                            38,800          1,080
   Sirf Technology Holdings*                           318,200          4,506
   Skyworks Solutions*                                 480,000          3,038
   Spatialight (B)*                                    300,000          1,821
   SRA International, Cl A*                             16,400            557
   SS&C Technologies                                    45,700          1,366
   STATS ChipPAC ADR (B)*                              162,923          1,176
   Storage Technology*                                  51,700          1,669
   Stratasys (B)*                                       42,600          1,379
   SupportSoft*                                        189,000            979
   Sybase (B)*                                         175,300          3,576
   SYKES Enterprises*                                  127,248          1,054
   Synaptics*                                           33,800            650
   Synopsys*                                            45,560            823
   Tech Data*                                           32,100          1,152
   Tessera Technologies (B)*                           128,800          3,792
   THQ (B)*                                             19,210            536
   TIBCO Software (B)*                                 427,200          2,708
   Titan*                                              103,700          2,281
   TradeStation Group*                                 162,900          1,201
   Trident Microsystems*                                21,800            462
   Triquint Semiconductor*                             690,100          2,339
   Ultra Clean Holdings*                               128,838            850
   Unisys*                                             292,700          2,119
   United Online                                        61,900            801
   Utstarcom (B)*                                       68,800            506
   Verint Systems*                                      38,225          1,338
   WatchGuard Technologies*                             75,400            274
   Wavecom ADR (B)*                                     87,637            748
   WebEx Communications*                                45,200          1,214
   webMethods*                                         161,400            812
   Western Digital*                                    213,700          3,208
   Wind River Systems*                                  50,200            823
   Zoran*                                               55,100            680
                                                                   ----------
                                                                      289,712
                                                                   ----------
MATERIALS -- 4.6%
   Airgas                                               26,300            631
   AK Steel Holding (B)*                               166,700          1,275


--------------------------------------------------------------------------------
50            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Albemarle                                           101,800     $    3,873
   Alpha Natural Resources (B)*                         42,900          1,025
   Apex Silver Mines (B)*                              142,500          1,917
   Aptargroup                                           62,890          3,145
   Arch Chemicals                                       46,720          1,101
   Arch Coal                                            75,200          3,643
   Buckeye Technologies*                                87,700            725
   Carpenter Technology (B)                             42,865          2,315
   Cleveland-Cliffs (B)                                 26,900          1,577
   Constar International*                               91,398            293
   Crown Holdings*                                     270,400          4,026
   Cytec Industries                                    100,465          4,185
   Ferro                                                80,100          1,541
   FMC*                                                 16,900            937
   Foundation Coal Holdings                             47,600          1,213
   Georgia Gulf                                         20,020            636
   Greif, Cl A (B)                                      15,800          1,148
   H.B. Fuller                                          35,900          1,163
   Headwaters (B)*                                      58,100          1,922
   Hercules (B)*                                       121,700          1,687
   Jacuzzi Brands*                                     362,600          3,702
   Libbey                                                9,700            185
   Massey Energy (B)                                    40,500          1,637
   Mosaic (B)*                                          70,700            925
   NCI Building Systems*                                45,700          1,579
   Neenah Paper (B)                                     30,200            904
   NewMarket*                                          102,549          1,394
   NS Group*                                            30,100            868
   Octel                                                38,000            686
   Olin (B)                                             71,710          1,346
   OM Group*                                            57,700          1,454
   Packaging of America                                 25,800            563
   Quanex                                               44,700          2,320
   Rock-Tenn, Cl A                                      71,600            824
   Schnitzer Steel Industries, Cl A                     34,600            800
   Schweitzer-Mauduit International                     80,558          2,414
   Silgan Holdings                                      60,675          3,459
   Steel Dynamics (B)                                  128,800          3,463
   Symyx Technologies (B)*                             101,300          2,581
   USG (B)*                                             10,900            500
   Wellman                                              19,000            214
   Wheeling-Pittsburgh (B)*                            100,700          1,786
                                                                   ----------
                                                                       73,582
                                                                   ----------
TELECOMMUNICATION SERVICES -- 0.9%
   Adtran                                               38,700            850
   Alamosa Holdings (B)*                               131,620          1,626
   Aspect Communications*                              145,200          1,394
   Commonwealth Telephone Enterprises*                  13,620            712
   Fairpoint Communications (B)*                       171,000          2,662
   IDT*                                                 46,500            627
   IDT, Cl B (B)*                                       50,700            695
   Jamdat Mobile (B)*                                    6,900            195


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   New Skies Satellites Holdings (B)*                   88,000     $    1,558
   NMS Communications*                                 178,900            581
   North Pittsburgh Systems                              4,700             88
   Novatel Wireless (B)*                               145,000          1,808
   Premiere Global Services*                            71,100            800
   Saga Communications, Cl A*                            6,300             87
   Talk America Holdings*                               55,500            493
   US Unwired*                                         189,200            957
                                                                   ----------
                                                                       15,133
                                                                   ----------
UTILITIES -- 2.1%
   AGL Resources                                        68,870          2,427
   Allete                                               24,566          1,179
   Avista                                              106,200          1,872
   Cascade Natural Gas                                  38,890            748
   Centerpoint Energy (B)                               97,300          1,193
   Cleco                                                52,700          1,101
   CMS Energy (B)*                                     125,600          1,662
   El Paso Electric (B)*                                67,000          1,345
   Energen                                              29,100          1,897
   Idacorp                                              38,840          1,100
   Nicor (B)                                            53,300          2,105
   NorthWestern                                         59,300          1,719
   Oneok (B)                                            34,400          1,061
   Pico Holdings (B)*                                   76,958          1,992
   PNM Resources                                       168,700          4,916
   UGI                                                  60,200          1,596
   UIL Holdings (B)                                     42,000          2,177
   Westar Energy                                        68,070          1,570
   WGL Holdings                                         21,480            699
   Wisconsin Energy                                     35,400          1,285
                                                                   ----------
                                                                       33,644
                                                                   ----------
Total Common Stock
   (Cost $1,358,066) ($ Thousands)                                  1,524,723
                                                                   ----------

FOREIGN STOCK -- 0.9%
   Canaccord Capital                                   135,000          1,051
   Compton Petroleum*                                   90,000            771
   Deer Creek Energy*                                  107,000          1,182
   Dundee+                                              66,500          1,400
   Dundee Wealth Management                            160,210          1,188
   First Quantum Minerals*                             109,000          1,811
   Granded Cache Coal*                                 213,000          1,749
   OPTI Canada*                                        111,500          2,263
   Railpower Technologies*                             310,900          1,388
   Western Oil Sands, Cl A*                            118,500          1,826
                                                                   ----------
Total Foreign Stock
   (Cost $13,476) ($ Thousands)                                        14,629
                                                                   ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            51

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small Cap Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS (B) -- 0.3%
   iShares Russell 2000 Index Fund                      19,940     $    2,446
   iShares Russell 2000 Value Index
     Fund                                                6,600          1,222
   Nasdaq-100 Index Tracking Stock                      19,800            754
                                                                   ----------
Total Exchange Traded Funds
   (Cost $4,051) ($ Thousands)                                          4,422
                                                                   ----------

                                                     Number of
                                                      Warrants
                                                     ---------
WARRANTS -- 0.0%
   Washington Mutual (D)*                              279,461             42
                                                                   ----------
Total Warrants
   (Cost $43) ($ Thousands)                                                42
                                                                   ----------

                                                     Number of
                                                        Rights
                                                     ---------
RIGHTS -- 0.0%
   Bank United (G)*                                     27,200             --
                                                                   ----------
Total Rights
   (Cost $4) ($ Thousands)                                                 --
                                                                   ----------

CORPORATE OBLIGATIONS (C) (F) -- 11.9%
FINANCIALS -- 11.9%
   ASIF Global Financing XV (H)
        3.026%, 09/02/05                               $   610            610
   Allstate Life Global Funding II MTN (H)
        3.210%, 06/15/06                                 3,023          3,023
   American General Finance (H)
        3.090%, 06/15/06                                 5,915          5,915
   Bear Stearns EXL
        3.100%, 06/15/06                                11,699         11,699
   CCN Bluegrass (H)
        3.170%, 02/21/06                                 4,272          4,272
   CIT Group MTN
        3.260%, 05/12/06                                16,431         16,431
        3.199%, 07/29/05                                   749            750
        3.163%, 04/19/06                                 1,643          1,644
   Caterpillar Financial Services MTN,
     Ser F
        3.250%, 07/11/05                                 3,286          3,286
   Countrywide Home Loans MTN, Ser A
        3.509%, 03/21/06                                 5,389          5,389
   Countrywide Home Loans MTN, Ser M
        3.389%, 08/26/05                                 1,972          1,972
        3.270%, 01/31/06                                 1,446          1,446
        3.152%, 06/23/05                                 4,009          4,009
        3.040%, 11/30/05                                 7,493          7,493
   Dekabank (H)
        3.206%, 05/19/06                                12,159         12,157


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Five Finance MTN (H)
        3.100%, 09/22/05                               $ 9,333     $    9,332
   Harrier Finance Funding MTN (H)
        3.034%, 09/15/05                                 1,906          1,906
   Harrier Finance Funding MTN, Ser 1 (H)
        3.016%, 06/15/05                                 5,718          5,718
   Irish Life & Permanent MTN, Ser X (H)
        3.101%, 06/22/06                                 6,112          6,112
   Jackson National Life Funding (H)
        3.064%, 05/01/06                                14,459         14,459
   K2 MTN (H)
        2.995%, 12/12/05                                   394            394
   Lakeside Funding
        3.120%, 06/08/05                                 3,286          3,286
   Liberty Lighthouse US Capital MTN (H)
        3.118%, 05/10/06                                 6,572          6,568
   Morgan Stanley EXL
        3.089%, 05/04/06                                 2,300          2,300
   Morgan Stanley EXL, Ser S
        3.085%, 06/02/06                                 3,286          3,286
   Nationwide Building Society (H)
        3.090%, 01/06/06                                 6,573          6,573
        3.083%, 10/28/05                                 3,286          3,286
   Northern Rock (H)
        3.099%, 02/03/06                                 6,770          6,770
   Pacific Life Global Funding (H)
        3.080%, 06/13/06                                 4,929          4,929
   Premium Asset Trust, Ser 2004-01 (H)
        3.270%, 02/06/06                                 4,864          4,867
   Premium Asset Trust, Ser 2004-10 (H)
        3.100%, 04/14/06                                 9,201          9,201
   SLM EXL, Ser S (H)
        3.090%, 06/15/06                                 7,230          7,230
   SLM MTN, Ser X (H)
        3.090%, 06/20/06                                13,145         13,145
   White Pine Finance MTN, Ser 1 (H)
        3.071%, 11/01/05                                 2,892          2,892
                                                                   ----------
Total Corporate Obligations
   (Cost $192,350) ($ Thousands)                                      192,350
                                                                   ----------

ASSET-BACKED SECURITIES (C) (F) (H) -- 6.1%
AUTOMOTIVE -- 1.1%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                                15,900         15,900
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
        3.110%, 03/15/06                                 1,566          1,566
                                                                   ----------
                                                                       17,466
                                                                   ----------


--------------------------------------------------------------------------------
52            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 5.0%
   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
        3.090%, 09/20/05                               $ 4,206     $    4,206
   Blue Heron Funding,
     Ser 6A, Cl A1
        3.129%, 06/21/05                                 1,314          1,315
   Blue Heron Funding, Ser 9A, Cl A1
        3.120%, 02/22/06                                 6,573          6,573
   CCN Independence IV
        3.160%, 10/17/05                                 3,615          3,615
        3.160%, 01/17/06                                 2,300          2,300
   Cheyne High Grade, Ser 2004-1A, Cl A1
        3.250%, 11/10/05                                 3,779          3,779
   Commodore, Ser 2003-2A, Cl A1MM
        3.470%, 12/12/38                                 3,023          3,023
   Duke Funding, Ser 2004-6B, Cl A1S1
        2.680%, 04/10/06                                 4,929          4,929
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
        3.140%, 09/20/05                                 9,333          9,333
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
        3.140%, 06/25/06                                 6,572          6,572
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
        3.370%, 11/18/05                                 6,424          6,424
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
        3.140%, 11/25/05                                10,570         10,570
   RMAC, Ser 2004-NS2A, Cl A1
        3.210%, 12/12/25                                 1,171          1,171
   RMAC, Ser 2004-NS3A, Cl A1
        3.210%, 03/12/25                                 2,762          2,762
   Saturn Ventures II
        3.150%, 08/08/05                                 7,295          7,295
   TIAA Real Estate, Ser 2003 1A, Cl A1
        3.130%, 03/28/06                                 4,244          4,244
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
        3.040%, 06/15/05                                 1,643          1,643
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
        3.030%, 09/15/05                                 1,183          1,183
                                                                   ----------
                                                                       80,937
                                                                   ----------
Total Asset-Backed Securities
   (Cost $98,403) ($ Thousands)                                        98,403
                                                                   ----------


--------------------------------------------------------------------------------
                                                  Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.5%
   First Union Cash Management
     Program                                         1,203,281     $    1,203
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                  71,684,150         71,684
                                                                   ----------
Total Cash Equivalents
   (Cost $72,887) ($ Thousands)                                        72,887
                                                                   ----------

COMMERCIAL PAPER (C) (E) -- 2.7%
FINANCIALS -- 2.7%
   Ajax Bambino Funding
        3.119%, 07/06/06                               $ 6,572          6,553
   Altimira Funding
        3.004%, 06/16/05                                   856            855
   Beethoven Funding
        3.109%, 07/05/05                                 3,286          3,277
        3.013%, 06/13/05                                 3,304          3,300
   Brahms Funding
        3.000%, 06/02/05                                 8,476          8,475
   Capital One Multi-Asset Funding
        3.025%, 06/20/05                                 2,629          2,625
        3.002%, 06/07/05                                 2,300          2,299
   Cobbler Funding
        3.057%, 06/28/05                                 1,203          1,200
   Cre-8 Funding
        3.106%, 06/23/05                                 2,300          2,296
   Golden Fish
        3.065%, 06/20/05                                 2,134          2,131
        3.065%, 06/22/05                                 3,421          3,414
        3.055%, 06/21/05                                   986            984
        3.053%, 06/14/05                                 2,643          2,640
   Rams Funding
        3.121%, 06/06/05                                 3,286          3,285
                                                                   ----------
Total Commercial Paper
   (Cost $43,334) ($ Thousands)                                        43,334
                                                                   ----------

MASTER NOTES (C) -- 1.5%
   Bank of America Master Notes
        3.143%, 06/01/05                                16,431         16,431
   Bear Stearns Master Notes
        3.234%, 06/01/05                                 7,887          7,887
                                                                   ----------
Total Master Notes
   (Cost $24,318) ($ Thousands)                                        24,318
                                                                   ----------

CERTIFICATES OF DEPOSIT (C) (F) -- 0.9%
   U.S. Trust
        3.215%, 09/14/05                                 6,572          6,572
   Washington Mutual Bank
        3.270%, 08/18/05                                 7,756          7,756
                                                                   ----------
Total Certificates of Deposit
   (Cost $14,328) ($ Thousands)                                        14,328
                                                                   ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            53

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small Cap Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
        2.900%, 08/25/05                               $ 2,865     $    2,846
                                                                   ----------
Total U.S. Treasury Obligation
   (Cost $2,846) ($ Thousands)                                          2,846
                                                                   ----------

REPURCHASE AGREEMENTS (C) -- 4.0%
   Barclays Capital
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $10,343,762
     (collateralized by U.S. Government
     Obligation, par value $10,765,101,
     0.000%, 12/28/05; with total market
     value $10,549,799)                                 10,343         10,343
   Lehman Brothers
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $8,216,221
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $99,572-
     $4,961,784, 0.000%-4.375%,
     10/15/06-10/15/16; with total
     market value $8,380,137)                            8,215          8,215
   UBS Paine Webber
     3.050%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $46,010,850
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $1,920,133-
     $12,356,481, 0.000%-8.875%,
     04/15/07-05/15/30; with total
     market value $46,927,250)                          46,007         46,007
                                                                   ----------
Total Repurchase Agreements
   (Cost $64,565) ($ Thousands)                                        64,565
                                                                   ----------
Total Investments -- 127.7%
   (Cost $1,888,671) ($ Thousands)                                  2,056,847
                                                                   ----------

OTHER ASSETS AND LIABILITIES -- (27.7)%
Payable upon Return on Securities Loaned                             (437,298)
Payable for Investment Securities Purchased                           (15,638)
Payable for Fund Shares Redeemed                                         (916)
Investment Advisory Fees Payable                                         (688)
Trustees' Fees Payable                                                     (5)
Other Assets and Liabilities, Net                                       8,680
                                                                   ----------
Total Other Assets and Liabilities                                   (445,865)
                                                                   ----------
Net Assets -- 100.0%                                               $1,610,982
                                                                   ==========


--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $1,415,425
Undistributed net investment income                                     1,594
Accumulated net realized gain on investments
   and futures contracts                                               26,246
Net unrealized appreciation on investments                            168,176
Net unrealized depreciation on futures contracts                         (459)
                                                                   ----------
Net Assets                                                         $1,610,982
                                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,610,876,231 / 112,893,492 shares)                               $14.27
                                                                       ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($105,367 / 7,437 shares)                                           $14.17
                                                                       ======

A summary of the open futures contracts held by the fund at May 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                        CONTRACT                    UNREALIZED
    TYPE OF              NUMBER OF       VALUE      EXPIRATION     APPRECIATION
   CONTRACT              CONTRACTS    ($ THOUSANDS)    DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini   875          $54,009     06/17/05         $(459)

* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2005 (see Note 9). The total value of securities on loan at May 31, 2005 was $422,437($Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2005 was $437,298 ($Thousands).
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E)  The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2005.
(G) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(H) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2005 was $1,367 ($ Thousands) and represented 0.08% of Net Assets.
(J) Securities considered illiquid. The total value of such securities as of May 31, 2005 was $1,367 ($ Thousands) and represents 0.08% of Net Assets.
ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
PIPE -- Private Investment in Public Equity
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
54            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




Small/Mid Cap Equity Fund
May 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)++
28.5%   Financials
13.1%   Consumer Discretionary
13.9%   Information Technology
 9.5%   Health Care
 9.1%   Industrials
 7.1%   Short-Term Investments
 5.0%   Asset-Backed Securities
 3.7%   Materials
 3.4%   Energy
 2.6%   Utilities
 1.9%   Consumer Staples
 1.4%   Telecommunication Services
 0.7%   Certificates of Deposit
 0.1%   U.S. Treasury Obligations
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.9%
CONSUMER DISCRETIONARY -- 16.9%
   1-800 Contacts (B)*                                  17,000       $    332
   Abercrombie & Fitch, Cl A                            13,700            785
   Aeropostale*                                          9,000            245
   Aftermarket Technology*                              32,640            501
   America's Car Mart*                                  28,980            620
   American Axle & Manufacturing
     Holdings (B)                                        1,900             39
   American Eagle Outfitters                            58,100          1,644
   American Greetings, Cl A (B)                         26,700            694
   American Woodmark                                     1,100             37
   Ameristar Casinos                                     3,900            200
   AnnTaylor Stores (B)*                                61,650          1,588
   Arctic Cat                                           22,900            495
   Autoliv                                              58,900          2,734
   Autonation (B)*                                      29,500            590
   Barnes & Noble*                                      16,300            617
   BJ's Wholesale Club*                                 73,200          2,207
   Black & Decker                                        8,600            751
   Bluegreen*                                            2,800             47
   Borders Group                                        56,500          1,429
   BorgWarner                                           27,700          1,481
   Brown Shoe                                           15,700            551
   Brunswick                                            21,200            912
   Build-A-Bear Workshop (B)*                            3,800            104
   Cablevision Systems, Cl A (B)*                       25,200            645
   Cache*                                               46,788            612
   Carter's (B)*                                        20,500            956
   Catalina Marketing (B)                               13,500            324
   Cato, Cl A                                           47,800          1,380
   CEC Entertainment*                                    6,650            270
   Charming Shoppes*                                    77,000            695
   Cheesecake Factory (B)*                              40,600          1,434
   Chico's FAS (B)*                                     33,654          1,151
   CKE Restaurants*                                     23,900            394
   Coach*                                              103,600          3,009


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Coca-Cola Bottling Consolidated                         200       $     10
   Columbia Sportswear (B)*                              3,500            158
   Comfort Systems USA*                                 70,935            446
   Commercial Vehicle Group*                             1,800             33
   Darden Restaurants (B)                               36,200          1,176
   Dave & Buster's (B)*                                  3,100             56
   Design Within Reach*                                101,700          1,426
   DiamondRock Hospitality+ (G) (H)*                    38,700            390
   Dick's Sporting Goods (B)*                           30,100          1,089
   Dollar Thrifty Automotive Group*                     24,100            867
   Dollar Tree Stores (B)*                              32,000            794
   DreamWorks Animation SKG, Cl A*                      24,100            709
   Fairmont Hotels & Resorts                            38,800          1,338
   Fleetwood Enterprises (B)*                          108,900          1,042
   Fossil*                                              18,500            395
   Four Seasons Hotels                                  22,900          1,653
   Furniture Brands International                       31,600            635
   GameStop, Cl A (B)*                                  36,000          1,050
   GameStop, Cl B*                                         498             13
   Gaylord Entertainment*                               20,200            849
   Genesco*                                             11,800            404
   Gentex                                               49,000            876
   Getty Images*                                        29,800          2,230
   Gildan Activewear*                                   14,000            710
   Goodyear Tire & Rubber (B)*                         106,000          1,525
   Gray Television                                      51,023            600
   Great Wolf Resorts*                                  22,184            489
   Group 1 Automotive*                                  25,800            689
   GSI Commerce (B)*                                    64,600            959
   GTECH Holdings                                       32,000            904
   Handleman                                           122,300          2,220
   HOT Topic (B)*                                       79,417          1,705
   Hovnanian Enterprises, Cl A (B)*                     20,300          1,261
   Jack in the Box*                                     33,700          1,398
   Jakks Pacific*                                       14,000            289
   Jarden (B)*                                          38,100          1,939
   Jo-Ann Stores*                                        3,500             94
   K2 (B)*                                              73,600            927
   KB Home                                              21,200          1,432
   Kerzner International (B)*                           35,810          2,205
   La Quinta (B)*                                      107,050            928
   Lamar Advertising, Cl A*                             42,400          1,773
   Lear (B)                                              7,100            268
   Lin TV, Cl A (B)*                                    28,500            415
   Lions Gate Entertainment (B)*                       131,824          1,372
   Lodgenet Entertainment*                                 500              8
   Lone Star Steakhouse & Saloon (B)                    61,640          1,862
   MarineMax*                                           31,300            861
   Maytag (B)                                           24,200            353
   Media General, Cl A                                  10,065            615
   Movie Gallery                                         8,000            256
   MSC Industrial Direct, Cl A                          35,400          1,102
   MTR Gaming Group*                                    66,300            680
   New York (B)*                                        35,900            653

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            55

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Nexstar Broadcasting Group, Cl A (B)*                23,400       $    131
   NVR (B)*                                              1,400          1,063
   O'Reilly Automotive*                                    400             22
   Orange 21*                                           72,500            417
   Panera Bread, Cl A (B)*                              13,900            878
   Pantry*                                               8,600            333
   Parkervision (B)*                                    22,900            103
   Parkervision, PIPE (G)(H)*                           25,000            110
   PDI*                                                  2,400             29
   Penn National Gaming (B)*                            19,956            650
   Petco Animal Supplies*                               14,100            424
   Petsmart (B)                                         56,000          1,779
   PF Chang's China Bistro (B)*                         25,500          1,511
   Pinnacle Entertainment*                              58,732          1,024
   Polaris Industries (B)                               12,300            645
   Polo Ralph Lauren (B)                                20,200            783
   Primedia (B)*                                       126,100            460
   RC2*                                                 15,400            555
   Red Robin Gourmet Burgers*                           12,900            708
   Reebok International (B)                             60,973          2,482
   Regis                                                37,800          1,428
   Rent-A-Center*                                       43,900          1,039
   Rinker Group ADR                                     26,200          1,225
   Royal Caribbean Cruises (B)                          27,600          1,273
   Ruby Tuesday                                         18,930            479
   Ryland Group (B)                                     39,300          2,692
   Saks (B)                                             70,800          1,214
   Scholastic*                                          19,100            717
   Shoe Carnival*                                        1,500             28
   ShopKo Stores*                                       24,900            590
   Sonic (B)*                                           44,400          1,510
   Sonic Solutions (B)*                                 51,200            782
   Sotheby's Holdings, Cl A*                             7,300            102
   Sports Authority (B)*                                53,700          1,718
   Standard Motor Products                              24,400            275
   Standard-Pacific                                      8,800            705
   Stanley Works                                        25,300          1,129
   Starwood Hotels & Resorts Worldwide                  32,800          1,836
   Stein Mart*                                           5,500            132
   Stride Rite                                          60,500            719
   Talbots                                              12,520            371
   Technical Olympic USA                                47,500          1,040
   Tekelec (B)*                                         74,600          1,015
   Tenneco Automotive*                                  18,000            270
   Theglobe.com*                                       184,900             21
   Timberland, Cl A (B)*                                19,200            708
   Tractor Supply*                                      21,800            968
   Trans World Entertainment (B)*                       53,000            689
   Triarc, Cl A (B)                                     42,400            664
   Tupperware (B)                                       32,700            739
   Urban Outfitters*                                    34,400          1,835
   Value Line                                            6,900            251
   Warnaco Group*                                       86,820          1,853


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   WESCO International*                                  6,300       $    184
   West Marine (B)*                                     31,550            523
   Whirlpool (B)                                        21,400          1,472
   Williams-Sonoma*                                     41,500          1,632
   Wolverine World Wide                                 17,300            398
   Wynn Resorts (B)*                                    30,100          1,410
   XM Satellite Radio Holdings, Cl A (B)*                9,800            315
   Yankee Candle*                                       24,100            760
   Zale*                                                45,520          1,419
                                                                     --------
                                                                      129,841
                                                                     --------
CONSUMER STAPLES -- 2.4%
   Chattem*                                              7,700            330
   Chiquita Brands International (B)                    44,900          1,306
   Church & Dwight                                      20,900            756
   Corn Products International (B)                      17,500            387
   Dean Foods*                                          31,800          1,239
   Del Monte Foods*                                     40,100            419
   Energizer Holdings*                                  36,100          2,270
   Gold Kist (B)*                                       46,000            960
   J&J Snack Foods*                                     13,735            678
   JM Smucker                                           10,300            513
   Loews--Carolina Group                                20,600            615
   Longs Drug Stores (B)                                37,200          1,527
   Molson Coors Brewing, Cl B                           12,900            754
   Nash Finch                                           14,748            525
   NBTY*                                                31,600            703
   PepsiAmericas                                        32,400            785
   Pilgrim's Pride (B)                                  34,800          1,227
   Ralcorp Holdings                                     23,900            911
   Ruddick                                              18,979            456
   Sanderson Farms (B)                                   8,300            315
   Spectrum Brands*                                      6,500            240
   Supervalu                                            29,100            953
   Tyson Foods, Cl A                                    44,100            814
                                                                     --------
                                                                       18,683
                                                                     --------
ENERGY -- 4.0%
   Ashland                                              48,200          3,292
   BJ Services (B)                                      26,719          1,345
   Cabot Oil & Gas                                      19,350            607
   Cal Dive International*                              15,300            695
   Callon Petroleum*                                     3,700             52
   Denbury Resources*                                   17,000            544
   Encore Acquisition*                                  16,000            597
   Energy Partners*                                     19,609            448
   ENSCO International                                  12,500            416
   EOG Resources (B)                                    21,700          1,083
   Forest Oil (B)*                                      39,100          1,555
   Frontier Oil                                         13,100            641
   Giant Industries*                                    25,800            743
   Houston Exploration*                                 16,200            826


--------------------------------------------------------------------------------
56            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Hydril*                                              18,500       $    960
   KCS Energy*                                          30,460            428
   Laclede Group                                         3,200             96
   National Oilwell Varco*                              22,097            994
   Patterson-UTI Energy                                  9,000            238
   Penn Virginia                                        15,600            644
   Petroleum Development*                               12,500            327
   Rowan*                                               29,100            800
   Smith International                                  10,200            599
   Spinnaker Exploration*                                    3             --
   Stone Energy*                                        25,200          1,084
   Sunoco                                               15,800          1,621
   Superior Energy Services*                             5,500             86
   Swift Energy*                                        55,500          1,895
   Syntroleum (B)*                                      40,800            354
   Tesoro*                                              36,800          1,604
   Ultra Petroleum*                                     23,400            637
   Unit (B)*                                            19,436            758
   Universal Compression Holdings*                       4,800            164
   Veritas DGC*                                         60,560          1,635
   Vintage Petroleum (B)                                73,000          2,016
   W-H Energy Services*                                  9,100            197
   Whiting Petroleum (B)*                               26,410            913
                                                                     --------
                                                                       30,894
                                                                     --------
FINANCIALS -- 21.1%
   A.G. Edwards (B)                                     80,300          3,317
   Aames Investment+*                                   48,400            447
   ABC Bancorp                                             600             11
   Acadia Realty Trust+                                 36,200            614
   Accredited Home Lenders Holding (B)*                 42,800          1,796
   ACE Cash Express*                                       300              7
   Advance America Cash Advance
     Centers                                            15,500            189
   Advanta, Cl B                                        52,299          1,290
   Affiliated Managers Group (B)*                       61,802          4,122
   Affirmative Insurance Holdings                        1,000             13
   Alexandria Real Estate Equities+                     14,480          1,003
   Allmerica Financial*                                 56,000          1,956
   AMB Property+ (B)                                    43,900          1,770
   Amcore Financial                                     27,655            770
   Amegy Bancorp (B)                                    51,650            920
   American Financial Group                             20,100            652
   American Home Mortgage
     Investment+ (B)                                    36,100          1,175
   American Physicians Capital*                          2,400             83
   AmericanWest Bancorp*                                   900             18
   AmerUs Group (B)                                     38,936          1,853
   Anchor Bancorp Wisconsin                              2,200             61
   Apartment Investment & Management,
     Cl A+                                              59,900          2,222
   Arbor Realty Trust+                                   2,800             75
   Archstone-Smith Trust+                               45,500          1,675


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Argonaut Group (B)*                                  27,778       $    582
   Asset Acceptance Capital*                             2,800             69
   Associated Banccorp                                  17,200            575
   Associated Estates Realty+                           56,200            486
   Astoria Financial                                    33,900            934
   AvalonBay Communities+ (B)                           27,500          2,059
   Bancfirst                                               500             39
   BancTrust Financial Group                               500             10
   Bank of Hawaii                                       25,200          1,228
   Bank of the Ozarks (B)                                2,300             73
   BioMed Realty Trust+*                                 5,700            127
   Brandywine Realty Trust+                             30,200            850
   BRE Properties, Cl A+                                25,500            983
   Calamos Asset Management, Cl A*                      15,700            380
   Camden Property Trust+                               20,100          1,037
   Capital Automotive+ (B)                              12,904            462
   Capital Crossing Bank*                                1,400             45
   Capital Trust, Cl A+                                  1,800             63
   CapitalSource (B)*                                   48,450            924
   Cash America International                            9,700            167
   CBL & Associates Properties+ (B)                      8,800            717
   Cedar Shopping Centers+                               3,000             41
   Center Financial                                      4,500             96
   Central Coast Bancorp*                                  500              8
   Central Pacific Financial                            34,670          1,231
   Ceres Group*                                         92,260            529
   Chemical Financial                                   17,300            553
   CIT Group                                            27,700          1,175
   City National                                        35,600          2,529
   Clark                                                 4,900             71
   Colonial BancGroup                                   30,700            684
   Columbia Banking System                               1,050             26
   Commerce Bancshares (B)                              24,400          1,189
   Commerce Group                                        3,900            232
   Commercial Capital Bancorp                              800             14
   Commercial Federal                                   25,600            640
   Commercial Net Lease Realty+                          8,600            167
   Community Bank System (B)                            24,200            564
   Community Trust Bancorp                                 600             18
   CompuCredit (B)*                                     26,900            848
   Corporate Office Properties Trust+                  102,851          2,873
   Corus Bankshares                                      2,700            139
   Crescent Real Estate Equity EQT+                     29,500            542
   Delphi Financial Group, Cl A                         23,958          1,016
   DiamondRock Hospitality+*                            10,000            112
   Dime Community Bancshares                            63,868            964
   Downey Financial                                     36,200          2,716
   E*Trade Financial*                                  221,800          2,739
   East West Bancorp                                    23,300            784
   ECC Capital+                                         45,500            273
   Education Realty Trust+                              31,500            541
   Entertainment Properties Trust+                       2,500            111
   Equity Inns+                                         60,120            721
   Equity Residential+ (B)                              35,400          1,271

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            57

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Essex Property Trust+                                10,800       $    864
   Federal Realty Investment Trust+                     34,400          1,899
   FelCor Lodging Trust+*                               11,500            160
   First American                                        8,800            341
   First Bancorp Puerto Rico                             1,000             38
   First Busey                                             400              7
   First Community Bancorp                               1,800             80
   First Community Bancshares                              600             18
   First Financial Bankshares (B)                          500             21
   First Financial Holdings                              1,100             31
   First Indiana (B)                                     1,000             27
   First Industrial Realty Trust+                        5,800            225
   First Midwest Bancorp                                33,670          1,168
   First Niagara Financial Group                         6,734             88
   First Potomac Realty Trust+                          23,195            525
   First Republic Bank                                  17,700            568
   FirstFed Financial*                                  35,525          1,925
   Flagstar Bancorp (B)                                 81,500          1,610
   Fremont General                                      23,200            499
   Friedman Billings Ramsey Group,
     Cl A+ (B)                                         134,900          1,760
   Frontier Financial                                      300              7
   Gold Banc                                            86,700          1,204
   Gramercy Capital+                                     1,400             30
   Greater Bay Bancorp (B)                              38,548            969
   Hancock Holding                                       1,200             39
   Hanmi Financial                                       8,200            132
   HCC Insurance Holdings (B)                           18,700            733
   Hibernia, Cl A                                       41,000          1,318
   Highwoods Properties+                                34,700            955
   Horace Mann Educators (B)                            60,600          1,103
   Horizon Financial                                       600             12
   Host Marriott+ (B)                                  116,500          1,951
   HRPT Properties Trust+                              154,500          1,828
   Huntington Bancshares                                47,500          1,108
   Huron Consulting Group                               36,200            832
   IMPAC Mortgage Holdings+ (B)                         17,400            346
   Independent Bank                                     25,748            725
   IndyMac Bancorp (B)                                  62,100          2,555
   Innkeepers USA Trust+                                11,500            155
   Instinet Group*                                     193,735          1,023
   Investment Technology Group*                         22,885            452
   Investors Financial Services (B)                     14,500            602
   Irwin Financial                                      69,200          1,452
   ITLA Capital*                                           600             30
   Jones Lang LaSalle*                                  10,000            424
   Kansas City Life Insurance                            9,500            448
   KNBT Bancorp                                         47,500            708
   LandAmerica Financial Group (B)                      27,700          1,557
   LaSalle Hotel Properties+                             5,100            158
   Lazard Cl A (B)*                                     44,100            955
   LTC Properties+                                       5,500            109
   Macatawa Bank                                           805             28
   Macerich+                                            26,400          1,664


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Mack-Cali Realty+                                    25,900       $  1,142
   MAF Bancorp                                          22,517            958
   Maguire Properties+                                  11,800            309
   MainSource Financial Group                              600             11
   Marlin Business Services*                            71,132          1,443
   Max Re Capital                                       78,700          1,740
   Medical Properties Trust+                            55,500            558
   Mercantile Bank                                       1,000             41
   Mercury General                                         700             39
   MeriStar Hospitality+ (B)*                          121,707          1,021
   MFA Mortgage Investments+                            50,600            359
   Mid-America Apartment Communities+                    2,700            109
   Mid-State Bancshares                                  1,300             35
   MoneyGram International                              10,400            193
   Montpelier Re Holdings                               26,200            900
   Nara Bancorp                                          7,400            103
   Nasdaq Stock Market*                                 39,200            673
   National Financial Partners (B)                      16,440            629
   National Health Investors+                            2,600             69
   Navigators Group*                                    24,505            815
   New Century Financial+ (B)                           23,500          1,197
   New Plan Excel Realty Trust+                         33,600            905
   Novastar Financial+ (B)                               9,000            331
   Nuveen Investments, Cl A (B)                         24,200            872
   Ocwen Financial (B)*                                  8,200             59
   Ohio Casualty                                        49,606          1,186
   Old Second Bancorp (B)                                1,400             39
   Omega Healthcare Investors+                          10,900            130
   Online Resources*                                   129,826          1,264
   optionsXpress Holdings (B)*                          49,100            663
   Pacific Capital Bancorp                               4,500            152
   PartnerRe                                            22,600          1,493
   Pennsylvania Real Estate Investment
     Trust+                                              8,200            361
   PFF Bancorp                                          27,650            803
   Philadelphia Consolidated Holding (B)*                2,300            190
   Placer Sierra Bancshares                              2,100             54
   Platinum Underwriters Holdings                       20,410            620
   Post Properties+                                     29,200            958
   Preferred Bank*                                      25,900          1,002
   Prentiss Properties Trust+                           15,140            522
   Presidential Life                                    23,200            351
   Prologis+                                            22,700            927
   Prosperity Bancshares                                 1,600             43
   Protective Life                                       9,300            374
   Provident Financial Holdings                            400             11
   Providian Financial (B)*                             31,100            554
   Public Storage+                                      15,200            914
   RAIT Investment Trust+ (B)                           41,700          1,193
   Ramco-Gershenson Properties+                          3,600            100
   Raymond James Financial                              19,015            512
   Reckson Associates Realty+                           51,100          1,614
   Regency Centers+                                     13,100            732
   Reinsurance Group of America (B)                     12,700            581

--------------------------------------------------------------------------------
58            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Republic Bancorp                                     80,210       $  1,107
   Royal Bancshares of Pennsylvania                        600             14
   Santander BanCorp                                     1,200             26
   Selective Insurance Group                             2,100            101
   Shurgard Storage Centers, Cl A+                      50,600          2,209
   Simon Property Group+                                33,700          2,316
   SL Green Realty+                                     30,600          1,896
   Sovereign Bancorp                                   148,781          3,321
   Stancorp Financial Group                             12,600            943
   Sterling Financial, Pennsylvania Shares                 900             23
   Sterling Financial, Washington Shares*               29,700          1,050
   Stewart Information Services                         15,200            597
   Sunstone Hotel Investors+                            58,700          1,351
   SVB Financial Group*                                 45,300          2,164
   Taubman Centers+                                     24,400            774
   TierOne                                              28,000            675
   Tompkins Trustco                                        300             12
   Triad Guaranty*                                      11,291            612
   Trustmark                                            51,672          1,476
   U-Store-It Trust+                                    58,200          1,100
   UICI                                                 16,000            402
   United Fire & Casualty                                2,000             79
   Unitrin                                              24,400          1,215
   Universal American Financial*                        53,695          1,017
   UnumProvident                                        45,700            839
   Urstadt Biddle Properties, Cl A+                      2,200             36
   Vineyard National Bancorp (B)                         2,269             72
   Virginia Commerce Bancorp*                           31,685            708
   W Holding                                             7,344             66
   Washington Federal                                   22,780            520
   Westcorp                                              3,700            179
   Western Sierra Bancorp*                                 300             10
   Whitney Holding                                      35,649          1,130
   Wilshire Bancorp                                      6,200             83
   Winston Hotels+                                       6,500             68
   Wintrust Financial                                   11,800            591
   World Acceptance*                                     3,700             96
   Zenith National Insurance (B)                        17,200          1,090
                                                                     --------
                                                                      162,554
                                                                     --------
HEALTH CARE -- 12.3%
   Abgenix (B)*                                        178,700          1,287
   Adeza Biomedical*                                     1,400             16
   Affymetrix (B)*                                       5,800            310
   Albany Molecular Research*                            7,500             89
   Alderwoods Group*                                     4,400             61
   Alliance Imaging*                                    12,000            120
   Alpharma, Cl A                                       72,000            927
   American Medical Systems Holdings*                    3,800             76
   AMERIGROUP (B)*                                      26,898          1,055
   Amsurg (B)*                                          21,750            586
   Amylin Pharmaceuticals (B)*                          68,400          1,093
   Andrx (B)*                                           60,945          1,218
   Animas (B)*                                          65,700          1,177


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Applera--Applied Biosystems Group                    51,200       $  1,096
   Applera--Celera Genomics Group*                      42,500            422
   Apria Healthcare Group (B)*                          15,900            501
   Ariad Pharmaceuticals*                              106,500            642
   Array Biopharma*                                     66,800            417
   Barr Pharmaceuticals (B)*                            50,500          2,566
   Bausch & Lomb (B)                                    32,700          2,554
   Beckman Coulter                                      16,600          1,163
   Bio-Rad Laboratories, Cl A (B)*                      13,700            738
   Biosite (B)*                                         15,300            837
   Caraco Pharmaceutical Laboratories*                   2,000             14
   Cephalon (B)*                                        62,600          2,655
   Cerner (B)*                                          16,200          1,059
   Community Health Systems (B)*                        72,600          2,640
   Conmed*                                               6,500            204
   Connetics (B)*                                       50,100          1,116
   Cooper                                                6,600            436
   Cubist Pharmaceuticals*                             109,300          1,094
   CV Therapeutics (B)*                                161,400          3,264
   Dade Behring Holdings*                               11,300            755
   Dendreon (B)*                                       116,500            616
   Depomed (B)*                                        100,500            444
   DJ Orthopedics*                                      79,300          2,201
   Encysive Pharmaceuticals (B)*                       173,000          1,765
   Endo Pharmaceuticals Holdings*                       57,100          1,159
   Endologix*                                          113,600            494
   Enzon Pharmaceuticals*                                9,700             59
   EPIX Pharmaceuticals (B)*                           104,500            829
   Exelixis*                                            80,000            562
   Express Scripts*                                     12,200          1,127
   First Horizon Pharmaceutical (B)*                    81,300          1,528
   Fisher Scientific International (B)*                 38,400          2,398
   Gen-Probe*                                           21,200            824
   Genesis HealthCare*                                  11,400            496
   Genitope (B)*                                        37,100            483
   Henry Schein*                                         4,200            169
   Hillenbrand Industries (B)                            1,800             91
   Human Genome Sciences*                               95,700          1,079
   ICOS*                                                 3,500             76
   IDX Systems*                                         37,400          1,193
   II-VI*                                                5,400             89
   Immucor (B)*                                         41,400          1,387
   Inamed*                                               2,700            168
   Incyte (B)*                                         101,200            772
   InterMune (B)*                                       14,700            177
   Invacare                                             14,345            640
   Invitrogen (B)*                                      25,100          1,991
   Kindred Healthcare (B)*                              45,907          1,771
   King Pharmaceuticals (B)*                            79,500            752
   Kos Pharmaceuticals (B)*                             12,400            716
   LabOne*                                              15,500            597
   Laboratory of America Holdings (B)*                  23,700          1,148
   Lifecore Biomedical*                                  3,100             40
   LifePoint Hospitals*                                 12,400            558

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            59

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Ligand Pharmaceuticals, Cl B*                       135,700       $    792
   Manor Care                                           34,000          1,321
   Martek Biosciences (B)*                              32,500          1,215
   Medarex (B)*                                         12,500             95
   Medcath*                                             20,800            539
   Medical Action Industries*                            1,000             18
   Medicis Pharmaceutical, Cl A (B)                     45,100          1,271
   Mentor (B)                                           13,000            532
   Mettler Toledo International*                         8,400            412
   MGI Pharma (B)*                                      79,200          1,837
   Millipore*                                           12,800            659
   Nektar Therapeutics (B)*                             99,369          1,816
   Neurocrine Biosciences*                              16,300            614
   Neurometrix (B)*                                     65,437          1,050
   NitroMed (B)*                                        76,000          1,455
   Nu Skin Enterprises, Cl A                            25,700            581
   Nutraceutical International*                          2,400             32
   NuVasive*                                            66,148          1,039
   Orthovita*                                          130,965            416
   Parexel International*                               20,880            381
   PerkinElmer                                          46,800            895
   Pharmion*                                            25,200            512
   PolyMedica (B)                                       21,000            737
   Pozen*                                               72,700            536
   Prestige Brands Holdings*                            67,300          1,144
   Protein Design Labs (B)*                             58,900          1,125
   Res-Care*                                             3,900             52
   Rigel Pharmaceuticals*                               39,800            712
   Rotech Healthcare*                                   23,000            580
   Sepracor (B)*                                         1,000             61
   Serologicals*                                         6,700            144
   Sierra Health Services (B)*                           6,800            449
   Sybron Dental Specialties*                           78,970          2,927
   Symmetry Medical*                                    30,500            681
   Syneron Medical (B)*                                 17,300            583
   Techne (B)*                                           3,600            168
   Telik*                                               59,100            843
   Third Wave Technologies*                              7,300             27
   Triad Hospitals (B)*                                 43,200          2,191
   Trimeris*                                            77,100            783
   United Surgical Partners
     International (B)*                                  1,800             87
   United Therapeutics (B)*                              3,100            155
   Universal Health Services, Cl B                       7,100            415
   Varian Medical Systems*                              18,900            711
   Watson Pharmaceuticals (B)*                          34,500          1,037
   West Pharmaceutical Services                          4,900            136
   Zymogenetics*                                         1,300             23
                                                                     --------
                                                                       94,376
                                                                     --------
INDUSTRIALS -- 11.6%
   Actuant, Cl A (B)*                                   27,395          1,233
   Acuity Brands                                        50,750          1,246


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Advisory Board*                                       4,400       $    199
   AGCO (B)*                                            42,000            771
   Airtran Holdings (B)*                                53,600            523
   Alaska Air Group (B)*                                38,000          1,122
   Albany International, Cl A                           24,700            772
   Alliant Techsystems (B)*                              7,400            531
   Ametek                                               17,030            651
   AMN Healthcare Services*                              3,800             55
   Arkansas Best                                         6,700            219
   Arlington Tankers (B)                                29,500            580
   Armor Holdings (B)*                                  12,500            472
   Artesyn Technologies (B)*                            87,112            717
   Aviall*                                               5,732            176
   Banta (B)                                            51,680          2,270
   BE Aerospace*                                        41,532            601
   Blount International*                                40,600            717
   BlueLinx Holdings                                     6,000             73
   Briggs & Stratton                                    30,800          1,043
   Bright Horizons Family Solutions*                    38,500          1,425
   Brink's                                              35,900          1,120
   Bucyrus International, Cl A                          21,000            749
   Chicago Bridge & Iron                                16,900            365
   Clean Harbors (B)*                                    4,600             95
   Columbus McKinnon*                                    4,300             41
   Consolidated Graphics*                                2,700            114
   Corinthian Colleges (B)*                             44,000            680
   Corporate Executive Board                            26,400          1,842
   CoStar Group*                                        21,700            872
   Crane                                                12,700            334
   Cummins (B)                                          30,100          2,045
   Curtiss-Wright                                       15,677            857
   Deluxe                                               12,400            501
   Duratek*                                                800             18
   EDO                                                  41,893          1,193
   Education Management*                                61,900          2,009
   EGL*                                                 24,800            472
   Engineered Support Systems                           25,550            996
   EnPro Industries*                                    28,100            761
   Esterline Technologies*                               6,600            257
   ExpressJet Holdings*                                 88,800            766
   Franklin Electric                                     1,600             62
   Frozen Food Express Industries*                       2,700             29
   GATX (B)                                             28,600            954
   Genesee & Wyoming, Cl A*                             29,219            816
   Geo Group*                                            2,400             58
   Goodrich                                             60,700          2,541
   Graco                                                 5,900            206
   GrafTech International*                             225,450            992
   Griffon*                                             39,500            787
   Harsco                                                1,200             70
   Herman Miller                                        49,100          1,429
   HUB Group, Cl A*                                     27,964            768
   Infospace (B)*                                       22,200            753

--------------------------------------------------------------------------------
60            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   infoUSA                                               3,400       $     41
   Integrated Electrical Services (B)*                  38,300             58
   Iron Mountain (B)*                                   22,000            631
   ITT Educational Services (B)*                        43,500          1,974
   JB Hunt Transport Services (B)                       57,900          1,163
   JLG Industries                                       33,800            862
   John H. Harland                                      24,400            919
   Kennametal                                           34,370          1,512
   Korn/Ferry International*                             1,200             19
   Labor Ready*                                         25,459            526
   Laidlaw International (B)*                          119,000          2,647
   Landstar System*                                      7,900            267
   Laureate Education*                                  24,260          1,133
   Lennox International                                 48,000          1,020
   M/I Homes                                            14,000            707
   Mercury Computer Systems*                            19,500            564
   Mesa Air Group (B)*                                  17,800            114
   Molecular Devices*                                    5,500            106
   Monster Worldwide (B)*                               48,600          1,282
   Moog, Cl A*                                           5,900            179
   Mueller Industries                                   38,600          1,042
   Navigant Consulting*                                 73,300          1,682
   NCO Group*                                            4,700             93
   NN                                                    1,800             23
   Nordson                                               4,000            124
   Oshkosh Truck                                        10,900            869
   Pacer International*                                 22,406            511
   Perini*                                               6,800            103
   PHH*                                                 22,400            537
   Pinnacle Airlines (B)*                               10,500            103
   Power-One*                                           32,700            179
   PRA International*                                    1,300             34
   Quanta Services (B)*                                 91,370            825
   R.H. Donnelley*                                      25,484          1,567
   RailAmerica*                                          7,200             84
   Republic Airways Holdings*                            1,900             24
   Resources Connection (B)*                            69,900          1,392
   Ritchie Bros. Auctioneers                            20,600            766
   Ryder System                                         48,000          1,764
   Sauer-Danfoss                                         1,700             33
   School Specialty (B)*                                17,680            693
   Shiloh Industries*                                      900             10
   Skywest                                              15,800            288
   Sourcecorp*                                          11,600            248
   SPX (B)                                              18,400            817
   Steelcase, Cl A                                      24,075            311
   Stericycle*                                           8,000            397
   Stewart Enterprises, Cl A*                          104,974            621
   Swift Transportation (B)*                             9,000            221
   Sypris Solutions                                     31,900            336
   TeleTech Holdings*                                   13,700            112
   Terex (B)*                                           16,500            652
   Thomas & Betts*                                      46,700          1,442
   Timken                                                7,200            169


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   TNS*                                                  3,700       $     81
   TurboChef Technologies (B)*                          58,700            652
   Unifirst                                              3,000            110
   United Rentals (B)*                                 127,340          2,557
   United Stationers*                                   16,005            785
   Universal Forest Products                            14,100            561
   USA Truck*                                            2,700             55
   UTI Worldwide                                        17,900          1,320
   Ventiv Health*                                          800             16
   Wabash National (B)                                  28,296            705
   Wabtec                                               47,708            988
   Walter Industries (B)                                37,300          1,582
   Washington Group International (B)*                  35,300          1,695
   Watts Water Technologies, Cl A                       21,593            752
   Werner Enterprises                                   30,635            576
   Wright Express*                                      41,500            664
   York International                                   33,850          1,395
                                                                     --------
                                                                       89,238
                                                                     --------
INFORMATION TECHNOLOGY -- 18.0%
   Acxiom                                               18,000            332
   Adaptec*                                            176,000            700
   Advanced Micro Devices*                              11,000            180
   Aeroflex*                                            47,831            383
   Agere Systems*                                       52,370            712
   Agilysys                                             46,800            720
   Akamai Technologies*                                 71,400          1,002
   Altera*                                             105,300          2,337
   American Reprographics*                              40,400            602
   American Science & Engineering*                       2,300             88
   American Tower, Cl A*                                37,500            676
   AMIS Holdings*                                       64,300            772
   Amkor Technology (B)*                                60,900            216
   Amphenol, Cl A                                       60,000          2,543
   answerthink*                                         80,208            318
   Anteon International*                                10,530            465
   aQuantive (B)*                                       90,300          1,390
   Arris Group (B)*                                    155,865          1,350
   Arrow Electronics*                                    4,500            126
   Aspen Technology (B)*                                88,900            466
   Asyst Technologies*                                 111,500            469
   ATI Technologies*                                    44,600            672
   ATMI (B)*                                            55,432          1,558
   Avaya*                                              241,500          2,210
   Avid Technology (B)*                                 29,600          1,736
   Avocent*                                             40,700          1,140
   Axcelis Technologies*                                62,200            414
   Belden CDT (B)                                        9,800            197
   Benchmark Electronics*                               19,600            621
   BISYS Group (B)*                                     30,200            461
   Black Box                                            14,900            512
   Blackbaud                                            35,900            494
   BMC Software (B)*                                    61,100          1,040

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            61

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Brooks Automation*                                  136,400       $  2,057
   C-COR*                                              149,100          1,026
   CACI International, Cl A*                             7,260            468
   Cadence Design Systems (B)*                          59,000            824
   CCC Information Services Group*                       2,400             56
   Ceridian*                                            42,800            816
   Certegy                                              15,500            582
   Check Point Software Technologies*                   47,400          1,076
   Checkfree (B)*                                       36,000          1,344
   Citrix Systems (B)*                                  67,200          1,691
   CNET Networks*                                      136,400          1,416
   Cognex (B)                                           63,848          1,657
   CommScope*                                           34,340            581
   Conexant Systems*                                   165,500            237
   Convergys*                                           42,800            583
   Credence Systems (B)*                                87,500            693
   Cree (B)*                                            31,700            952
   CSG Systems International*                            8,600            164
   Cymer (B)*                                           86,088          2,446
   Cypress Semiconductor*                               59,919            775
   Digital River*                                        3,000             83
   Digitas (B)*                                        111,200          1,231
   Diodes*                                               4,600            153
   Dionex*                                               3,600            161
   Dolby Laboratories, Cl A (B)*                        27,300            544
   Earthlink*                                          161,800          1,717
   Emulex (B)*                                          67,500          1,276
   Entegris*                                            78,770            764
   eResearch Technology*                                38,700            474
   F5 Networks*                                          3,300            169
   FARO Technologies*                                   36,800          1,024
   FEI (B)*                                             72,100          1,501
   Filenet*                                             22,650            631
   Flir Systems*                                         8,900            239
   Foundry Networks*                                    46,200            427
   Genesis Microchip (B)*                               11,900            197
   Global Payments (B)                                  10,500            728
   Harris                                                5,400            155
   Hutchinson Technology (B)*                           50,600          2,093
   Imation                                              11,500            434
   Informatica*                                        152,328          1,307
   Ingram Micro, Cl A*                                  45,200            715
   Integrated Device Technology*                        75,060            918
   Inter-Tel                                             7,600            156
   Intermix Media (B)*                                  73,000            433
   International Rectifier (B)*                         14,200            678
   Intersil, Cl A                                       93,600          1,756
   Intervideo*                                          30,188            458
   Intrado (B)*                                          3,800             49
   Iomega                                              153,500            474
   Itron (B)*                                            6,500            267
   IXYS*                                                 4,400             61
   j2 Global Communications (B)*                         5,500            193
   Jack Henry & Associates                              67,700          1,198


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Kanbay International*                                34,811       $    723
   KFX (B)*                                             38,500            507
   Komag (B)*                                            9,600            277
   Lam Research (B)*                                    43,100          1,322
   Lattice Semiconductor (B)*                          288,300          1,217
   Leadis Technology (B)*                               72,400            496
   LeCroy*                                               2,800             46
   LSI Logic*                                          215,800          1,588
   Magma Design Automation (B)*                          1,900             15
   Manhattan Associates*                                72,300          1,536
   MAXIMUS (B)                                          49,200          1,687
   Maxtor (B)*                                         337,014          1,850
   McAfee*                                              14,700            422
   MEMC Electronic Materials (B)*                       61,900            848
   Mentor Graphics*                                    105,900          1,089
   Mercury Interactive (B)*                             26,400          1,191
   Micrel (B)*                                         117,000          1,357
   Micromuse (B)*                                      160,740          1,009
   MicroStrategy, Cl A (B)*                                900             50
   MPS Group*                                          112,126          1,052
   MTS Systems                                             700             22
   Napster (B)*                                        123,600            524
   Netease.com ADR (B)*                                  8,600            444
   NetIQ*                                               85,660            946
   Novellus Systems*                                    46,500          1,239
   O2Micro International*                               86,300          1,075
   Omnivision Technologies (B)*                         52,800            835
   Openwave Systems (B)*                                60,300            938
   OSI Systems (B)*                                     46,300            690
   Parametric Technology (B)*                          236,684          1,425
   Paxar*                                               65,900          1,161
   Per-Se Technologies*                                  5,100             97
   Perot Systems, Cl A*                                 14,200            183
   Photronics (B)*                                      19,500            449
   Pixelworks*                                         175,000          1,500
   Plantronics                                          48,000          1,652
   PMC - Sierra*                                        39,500            346
   Polycom*                                            169,300          2,897
   Power Integrations*                                   8,500            202
   Progress Software*                                    4,600            134
   ProQuest*                                            26,000            835
   QAD                                                   2,100             15
   Red Hat (B)*                                        118,600          1,499
   Reynolds & Reynolds, Cl A                            41,600          1,135
   RF Micro Devices*                                   240,100          1,116
   RightNow Technologies*                               60,900            569
   Rogers*                                               5,500            228
   RSA Security*                                        74,500            916
   S1*                                                  96,100            431
   Sabre Holdings, Cl A                                105,400          2,115
   SafeNet (B)*                                         31,000            974
   Satyam Computer Services                             60,100          1,485
   ScanSoft (B)*                                       227,800            925
   Seachange International*                             69,500            549

--------------------------------------------------------------------------------
62            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Serena Software (B)*                                 22,500       $    440
   Sigmatel*                                            10,700            242
   Silicon Image*                                        6,900             81
   Sina (B)*                                            15,295            426
   Sirf Technology Holdings*                           110,800          1,569
   Spatialight (B)*                                    117,000            710
   SRA International, Cl A*                             10,752            365
   SS&C Technologies                                    31,700            948
   Standard Microsystems*                               27,992            455
   Storage Technology*                                  36,100          1,165
   Stratasys (B)*                                       30,601            990
   Sybase (B)*                                          43,400            885
   Synopsys*                                            18,700            338
   Tech Data*                                           29,700          1,066
   Teradyne (B)*                                        85,400          1,111
   Tessera Technologies*                                26,100            768
   TIBCO Software*                                     204,600          1,297
   Titan*                                               83,700          1,841
   Trident Microsystems*                                 4,700            100
   TTM Technologies*                                    84,100            668
   Ultratech*                                           31,998            561
   Unisys*                                              27,900            202
   United Online                                        30,600            396
   Veeco Instruments (B)*                                5,900             89
   Western Digital*                                    250,100          3,754
   Zebra Technologies, Cl A (B)*                        18,034            770
                                                                     --------
                                                                      138,080
                                                                     --------
MATERIALS -- 4.6%
   Airgas                                               40,221            965
   AK Steel Holding (B)*                                48,600            372
   AMCOL International                                  45,335            880
   Apex Silver Mines (B)*                               53,500            720
   Aptargroup                                           21,400          1,070
   Arch Coal                                            39,400          1,909
   Buckeye Technologies*                                84,700            700
   Century Aluminum*                                    31,317            702
   Cleveland-Cliffs (B)                                 11,900            698
   Commercial Metals                                    19,110            500
   Crown Holdings*                                     101,100          1,505
   Cytec Industries                                     33,684          1,403
   Eastman Chemical (B)                                 51,400          3,021
   Ferro                                                31,400            604
   Florida Rock Industries (B)                           9,076            594
   FMC*                                                 30,200          1,675
   Foundation Coal Holdings                             44,100          1,124
   Greif, Cl A (B)                                      21,800          1,584
   Headwaters (B)*                                      24,400            807
   Jacuzzi Brands*                                      57,400            586
   Louisiana-Pacific                                    21,700            546
   Lubrizol                                             27,800          1,095
   Lyondell Chemical                                       300              7
   Massey Energy (B)                                    15,400            623


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   NS Group*                                            18,400       $    530
   OM Group*                                            15,200            383
   Owens-Illinois*                                      22,500            579
   Peabody Energy                                       11,600            554
   PolyOne*                                             80,100            538
   Quanex (B)                                           16,350            848
   RPM International                                    34,500            607
   RTI International Metals*                            19,450            533
   Schweitzer-Mauduit International                     16,400            492
   Silgan Holdings                                       3,400            194
   Steel Dynamics (B)                                   15,700            422
   Trex (B)*                                            26,600          1,025
   United States Steel (B)                              34,900          1,388
   USG (B)*                                             21,100            967
   WCA Waste*                                           86,930            773
   Wellman                                              75,500            849
   Wheeling-Pittsburgh (B)*                             39,600            703
                                                                     --------
                                                                       35,075
                                                                     --------
TELECOMMUNICATION SERVICES -- 1.7%
   ADC Telecommunications*                              28,287            514
   Adtran                                               35,500            780
   Alaska Communications Systems
     Group (B)                                           8,500             80
   Amdocs*                                              57,100          1,556
   Aspect Communications*                               17,700            170
   Brightpoint*                                         64,300          1,209
   Centennial Communications*                            6,600             86
   CenturyTel                                           53,300          1,748
   Fairpoint Communications (B)*                        67,000          1,043
   General Communication, Cl A*                          9,300             77
   Iowa Telecommunications Services                     32,852            618
   New Skies Satellites Holdings*                       34,000            602
   Nextel Partners, Cl A (B)*                           48,400          1,149
   North Pittsburgh Systems                                800             15
   Novatel Wireless (B)*                               109,800          1,369
   Premiere Global Services*                           104,520          1,176
   Saga Communications, Cl A*                            1,800             25
   Spectrasite*                                         11,800            753
   Talk America Holdings*                               44,200            393
   West*                                                 2,100             74
                                                                     --------
                                                                       13,437
                                                                     --------
UTILITIES -- 3.3%
   AGL Resources                                        46,528          1,640
   Allete                                               19,853            953
   Avista                                               32,400            571
   Centerpoint Energy (B)                               76,300            935
   Cleco                                                 9,100            190
   CMS Energy (B)*                                      80,400          1,064
   DPL                                                  21,900            554
   Duquesne Light Holdings (B)                          45,900            873
   El Paso Electric*                                     2,500             50

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            63

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                       ($Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Energen                                              48,126       $  3,137
   Idacorp                                              17,007            482
   National Fuel Gas                                     5,000            140
   New Jersey Resources                                 18,223            822
   Northeast Utilities                                  29,800            590
   Northwest Natural Gas                                12,695            460
   NorthWestern                                         43,900          1,272
   OGE Energy (B)                                       20,500            569
   Pepco Holdings                                        7,000            158
   Pinnacle West Capital                                13,500            596
   PNM Resources                                        59,250          1,726
   Puget Energy                                         23,700            539
   Reliant Energy*                                      85,700          1,054
   Sempra Energy                                        15,000            595
   Southern Union (B)*                                  21,000            514
   UGI                                                  48,156          1,277
   UIL Holdings                                         10,100            524
   Unisource Energy                                     18,400            529
   Vectren (B)                                          21,244            580
   Westar Energy                                        24,200            558
   WGL Holdings                                         42,100          1,370
   Wisconsin Energy                                     28,000          1,016
                                                                     --------
                                                                       25,338
                                                                     --------
Total Common Stock
   (Cost $681,879) ($ Thousands)                                      737,516
                                                                     --------

FOREIGN STOCK -- 0.8%
   Canaccord Capital                                    52,000            405
   Compton Petroleum*                                   35,000            300
   Deer Creek Energy*                                   39,000            431
   Dundee+                                              27,000            568
   Dundee Wealth Management                             62,200            461
   First Quantum Minerals*                              44,500            739
   Granded Cache Coal*                                  85,000            698
   OPTI Canada*                                         43,500            883
   Railpower Technologies*                             109,600            490
   Western Oil Sands, Cl A*                             48,000            740
                                                                     --------
Total Foreign Stock
   (Cost $5,270) ($ Thousands)                                          5,715
                                                                     --------

CORPORATE OBLIGATIONS (C) (E) -- 12.6%
FINANCIALS -- 12.6%
   ASIF Global Financing XV (F)
        3.020%, 09/02/05                               $   308            307
   Allstate Life Global Funding II MTN (F)
        3.080%, 06/15/06                                 1,524          1,524
   American General Finance (F)
        3.090%, 06/15/06                                 2,982          2,982
   Bear Stearns EXL
        3.100%, 06/15/06                                 5,898          5,898


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                       ($Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   CCN Bluegrass (F)
        3.170%, 02/21/06                               $ 2,154       $  2,154
   CIT Group MTN
        3.260%, 05/12/06                                 8,284          8,284
        3.199%, 07/29/05                                   378            378
        3.163%, 04/19/06                                   828            829
   Caterpillar Financial Services MTN,
     Ser F
        3.250%, 07/11/05                                 1,657          1,657
   Countrywide Home Loans MTN, Ser A
        3.509%, 03/21/06                                 2,717          2,717
   Countrywide Home Loans MTN, Ser M
        3.389%, 08/26/05                                   994            994
        3.152%, 06/23/05                                 2,021          2,021
        3.040%, 11/30/05                                 3,777          3,777
        2.810%, 01/31/06                                   729            729
   Dekabank (F)
        3.206%, 05/19/06                                 6,130          6,129
   Five Finance MTN (F)
        3.100%, 09/22/05                                 4,705          4,704
   Harrier Finance Funding MTN (F)
        3.034%, 09/15/05                                   961            961
   Harrier Finance Funding MTN, Ser 1 (F)
        3.016%, 06/15/05                                 2,883          2,883
   Irish Life & Permanent MTN, Ser X (F)
        3.101%, 06/22/06                                 3,082          3,081
   Jackson National Life Funding (F)
        3.064%, 05/01/06                                 7,289          7,289
   K2 MTN (F)
        2.995%, 12/12/05                                   199            199
   Lakeside Funding
        3.120%, 06/08/05                                 1,657          1,657
   Liberty Lighthouse US Capital MTN (F)
        3.118%, 05/10/06                                 3,313          3,311
   Morgan Stanley EXL
        3.089%, 05/04/06                                 1,160          1,160
   Morgan Stanley EXL, Ser S
        3.085%, 06/02/06                                 1,657          1,656
   Nationwide Building Society (F)
        3.090%, 01/06/06                                 3,313          3,313
        3.083%, 10/28/05                                 1,657          1,657
   Northern Rock (F)
        3.099%, 02/03/06                                 3,413          3,413
   Pacific Life Global Funding (F)
        3.080%, 06/13/06                                 2,485          2,485
   Premium Asset Trust, Ser 2004-01 (F)
        3.100%, 02/06/06                                 2,452          2,454
   Premium Asset Trust, Ser 2004-10 (F)
        3.100%, 04/14/06                                 4,639          4,639
   SLM EXL, Ser S
        3.090%, 05/15/06                                 3,645          3,645
   SLM MTN, Ser X (F)
        3.090%, 06/20/06                                 6,627          6,627


--------------------------------------------------------------------------------
64            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                       ($Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   White Pine Finance MTN, Ser 1
        3.071%, 11/01/05                               $ 1,458       $  1,458
                                                                     --------
Total Corporate Obligations
   (Cost $96,972) ($ Thousands)                                        96,972
                                                                     --------

ASSET-BACKED SECURITIES (C) (E) (F) -- 6.5%
AUTOMOTIVE -- 1.2%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                                 8,016          8,016
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
        3.110%, 03/15/06                                   790            790
                                                                     --------
                                                                        8,806
                                                                     --------
MORTGAGE RELATED SECURITIES -- 5.3%
   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
        3.090%, 09/20/05                                 2,121          2,121
   Blue Heron Funding, Ser 6A, Cl A1
        3.120%, 06/21/06                                   663            663
   Blue Heron Funding, Ser 9A, Cl A1
        3.129%, 02/22/06                                 3,314          3,314
   CCN Independence IV
        3.160%, 10/17/05                                 1,822          1,822
        3.160%, 01/17/06                                 1,160          1,160
   Cheyne High Grade,
     Ser 2004-1A, Cl A1
        3.250%, 11/10/05                                 1,905          1,905
   Commodore, Ser 2003-2A, Cl A1MM
        3.100%, 12/12/38                                 1,524          1,524
   Duke Funding, Ser 2004-6B, Cl A1S1
        2.680%, 04/10/06                                 2,485          2,485
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
        3.140%, 09/20/05                                 4,705          4,705
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
        3.141%, 06/25/06                                 3,313          3,313
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
        3.370%, 11/18/05                                 3,239          3,239
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
        3.140%, 11/25/05                                 5,329          5,329
   RMAC, Ser 2004-NS2A, Cl A1
        3.080%, 06/13/05                                   590            590
   RMAC, Ser 2004-NS3A, Cl A1
        3.090%, 06/12/05                                 1,392          1,392
   Saturn Ventures II
        3.150%, 08/08/05                                 3,678          3,678
   TIAA Real Estate, Ser 2003 1A, Cl A1
        3.131%, 03/28/06                                 2,140          2,140


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
        3.040%, 06/15/05                               $   828       $    828
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
        3.030%, 09/15/05                                   596            596
                                                                     --------
                                                                       40,804
                                                                     --------
Total Asset-Backed Securities
   (Cost $49,610) ($ Thousands)                                        49,610
                                                                     --------

CASH EQUIVALENT -- 3.3%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                  25,650,085         25,650
                                                                     --------
Total Cash Equivalent
   (Cost $25,650) ($ Thousands)                                        25,650
                                                                     --------

COMMERCIAL PAPER (C) (D) -- 2.8%
FINANCIALS -- 2.8%
   Ajax Bambino Funding
        3.119%, 07/06/05                                 3,313          3,304
   Altimira Funding
        3.004%, 06/16/05                                   432            431
   Beethoven Funding
        3.109%, 07/05/05                                 1,657          1,652
        3.013%, 06/13/05                                 1,666          1,664
   Brahms Funding
        3.000%, 06/02/05                                 4,273          4,273
   Capital One Multi-Asset Funding
        3.025%, 06/20/05                                 1,325          1,323
        3.002%, 06/07/05                                 1,160          1,159
   Cobbler Funding
        3.057%, 06/28/05                                   606            605
   Cre-8 Funding
        3.106%, 06/23/05                                 1,160          1,158
   Golden Fish
        3.066%, 06/22/05                                 1,724          1,721
        3.065%, 06/20/05                                 1,076          1,074
        3.055%, 06/21/05                                   497            496
        3.053%, 06/14/05                                 1,332          1,331
   Rams Funding
        3.121%, 06/06/05                                 1,657          1,656
                                                                     --------
Total Commercial Paper
   (Cost $21,847) ($ Thousands)                                        21,847
                                                                     --------

MASTER NOTES (C) -- 1.6%
   Bank of America Master Notes
        3.143%, 06/01/05                                 8,284          8,284
   Bear Stearns Master Notes
        3.234%, 06/01/05                                 3,976          3,976
                                                                     --------
Total Master Notes
   (Cost $12,260) ($ Thousands)                                        12,260
                                                                     --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            65

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (C) (E) -- 0.9%
   U.S. Trust
        3.325%, 09/12/05                               $ 3,313       $  3,313
   Washington Mutual Bank
        3.270%, 08/18/05                                 3,910          3,910
                                                                     --------
Total Certificates of Deposit
   (Cost $7,223) ($ Thousands)                                          7,223
                                                                     --------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
        2.986%, 08/25/05                                 1,360          1,351
                                                                     --------
Total U.S. Treasury Obligation
   (Cost $1,351) ($ Thousands)                                          1,351
                                                                     --------

REPURCHASE AGREEMENTS (C) -- 4.2%
   Barclays Capital
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $5,214,773
     (collateralized by U.S. Government
     Obligation, par value $5,427,189,
     0.000%, 12/28/05; with total market
     value $5,318,646)                                   5,214          5,214
   Lehman Brothers
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $4,142,180
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $50,199-
     $2,501,466, 0.000%-4.375%,
     10/15/06-10/15/16; with total
     market value $4,224,818)                            4,142          4,142
   UBS Paine Webber
     3.050%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $23,196,215
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $968,028-
     $6,229,478, 0.000%-8.875%,
     04/15/07-05/15/30; with total
     market value $23,658,215)                          23,194         23,194
                                                                     --------
Total Repurchase Agreements
   (Cost $32,550) ($ Thousands)                                        32,550
                                                                     --------
Total Investments -- 128.8%
   (Cost $934,612) ($ Thousands)                                      990,694
                                                                     --------


--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (28.8)%
Payable upon Return on Securities Loaned                            $(220,462)
Payable for Investment Securities Purchased                            (3,623)
Payable for Fund Shares Redeemed                                         (942)
Investment Advisory Fees Payable                                         (356)
Trustees' Fees Payable                                                     (2)
Other Assets and Liabilities, Net                                       3,588
                                                                    ---------
Total Other Assets and Liabilities                                   (221,797)
                                                                    ---------
Net Assets -- 100.0%                                                $ 768,897
                                                                    =========

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)                        $ 692,619
Undistributed net investment income                                       796
Accumulated net realized gain on investments
   and futures contracts                                               18,620
Net unrealized appreciation on investments                             56,082
Net unrealized appreciation on futures contracts                          780
                                                                    ---------
Net Assets                                                          $ 768,897
                                                                    =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($768,896,720 / 6,428,048 shares)                                  $119.62
                                                                      =======

A summary of the open futures contracts held by the fund at May 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                        CONTRACT                    UNREALIZED
    TYPE OF              NUMBER OF       VALUE      EXPIRATION     APPRECIATION
   CONTRACT              CONTRACTS    ($ THOUSANDS)    DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P Mid 400 Index E-Mini    101          $ 6,774     06/17/05          $306
Russell 2000 Index E-Mini   188           11,604     06/17/05           474
                                                                       ----
                                                                       $780
                                                                       ----

* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2005 (see Note 9). The total value of securities on loan at May 31, 2005 was $213,744 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2005 was $220,462 ($ Thousands).
(D)  The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2005.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
     Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2005 was $500 ($ Thousands) and represented 0.07% of Net Assets.
(H) Securities considered illiquid. The total value of such securities as of May 31, 2005 was $500 ($ Thousands) and represents 0.07% of Net Assets.
ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
PIPE -- Private Investment in Public Equity
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
66            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund
May 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS PREPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Sector Weightings (unaudited)++

20.3% U.S. Treasury Obligations
19.9% Financials
17.8% Asset-Backed Securities
15.2% U.S. Government Mortgage Backed
10.0% Short-Term Investments
 7.7% U.S. Government Agency Obligations
 1.9% Industrials
 1.4% Utilities
 1.3% Consumer Discretionary
 1.2% Telecommunication Services
 0.9% Energy
 0.8% Certificate of Deposit
 0.8% Regional Agencies
 0.3% Consumer Staples
 0.2% Foreign Bonds
 0.2% Health Care
 0.1% Materials
 0.0% Information Technology
 0.0% Municipal Bond
 0.0% Options
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 35.1%
CONSUMER DISCRETIONARY -- 1.8%
   COX Communications
        7.875%, 08/15/09                              $    440     $      491
        7.125%, 10/01/12                                 1,540          1,717
        4.625%, 06/01/13                                   280            270
   Comcast
        7.050%, 03/15/33 (K)                             1,185          1,417
        6.500%, 01/15/15 (K)                             1,380          1,539
        5.850%, 01/15/10 (K)                             1,255          1,325
        5.500%, 03/15/11                                 1,830          1,911
   Comcast Cable Communications
        8.375%, 03/15/13                                 1,810          2,217
        6.750%, 01/30/11                                 5,950          6,569
        6.375%, 01/30/06                                   360            365
   Continental Cablevision
        9.000%, 09/01/08                                   710            804
        8.300%, 05/15/06                                   875            909
   DaimlerChrysler
        8.500%, 01/18/31                                   615            754
        7.450%, 03/01/27                                   705            778
        7.300%, 01/15/12                                 1,995          2,195
        6.500%, 11/15/13                                   845            895
   Federated Department Stores
        6.900%, 04/01/29                                   135            154
        6.790%, 07/15/27                                   580            648
   Ford Motor
        7.450%, 07/16/31 (K)                             9,776          8,175
        6.375%, 02/01/29                                 5,500          4,249

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   General Motors
        8.375%, 07/15/33 (K)                          $  8,480     $    6,496
        8.250%, 07/15/23                                 9,780          7,438
   Liberty Media
        5.700%, 05/15/13 (K)                               705            655
        4.510%, 09/17/06 (F)                             2,281          2,292
   May Department Stores
        6.700%, 07/15/34 (K)                               375            414
        5.750%, 07/15/14                                   500            525
   News America
        7.300%, 04/30/28                                   475            545
        7.280%, 06/30/28                                   725            831
        6.200%, 12/15/34 (K)                             1,665          1,722
   News America Holdings
        7.750%, 01/20/24                                   395            469
   Pulte Homes
        5.200%, 02/15/15                                   815            799
   TCI Communications
        7.875%, 02/15/26                                   565            713
   Target
        4.000%, 06/15/13                                   355            344
   Time Warner
        8.375%, 07/15/33 (K)                             1,670          2,212
        8.180%, 08/15/07                                   500            539
        7.700%, 05/01/32 (K)                             1,595          2,014
        7.700%, 05/01/32                                 5,000          6,313
        7.625%, 04/15/31                                   335            418
        7.570%, 02/01/24                                 1,630          1,984
        6.875%, 05/01/12                                   350            394

   Viacom
        7.875%, 07/30/30                                   450            533
        5.625%, 08/15/12                                   550            561
                                                                   ----------
                                                                       75,593
                                                                   ----------
CONSUMER STAPLES -- 0.5%
   Albertsons
        8.000%, 05/01/31                                   300            350
        7.750%, 06/15/26                                   870            966
   Altria Group
        7.750%, 01/15/27                                 1,765          2,069
        7.000%, 11/04/13 (K)                             1,770          1,965
   Delhaize America
        9.000%, 04/15/31                                   420            505
   General Mills
        5.125%, 02/15/07                                   800            814
   Kellogg
        2.875%, 06/01/08                                 2,085          2,006
   Kraft Foods
        6.500%, 11/01/31 (K)                               715            827
        6.250%, 06/01/12                                   395            432
        5.625%, 11/01/11                                   735            777
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            67

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Nabisco
        7.550%, 06/15/15                              $  2,675     $    3,247
   Philip Morris Capital
        7.500%, 07/16/09                                 1,155          1,247
   RJ Reynolds Tobacco Holdings, Ser B
        7.875%, 05/15/09                                 1,630          1,679
        7.750%, 05/15/06                                 3,760          3,840
   Sara Lee
        3.875%, 06/15/13                                   685            638
                                                                   ----------
                                                                       21,362
                                                                   ----------
ENERGY -- 1.3%
   Alberta Energy
        7.375%, 11/01/31                                 1,070          1,331
   Amerada Hess
        7.300%, 08/15/31                                 5,725          6,659
        7.125%, 03/15/33                                   640            734
   Anadarko Finance, Ser B
        7.500%, 05/01/31                                 2,383          2,979
   Apache
        6.250%, 04/15/12                                   945          1,054
   BP Canada Finance
        3.625%, 01/15/09                                 2,740          2,710
   Canadian National Resources (K)
        4.900%, 12/01/14                                 1,145          1,146
   Conoco (K)
        6.950%, 04/15/29                                 4,955          6,119
   Conoco Funding
        7.250%, 10/15/31                                   885          1,141
        6.350%, 10/15/11                                 1,540          1,699
   ConocoPhillips (K)
        5.900%, 10/15/32                                   665            734
        4.750%, 10/15/12                                 2,310          2,350
   Consolidated Natural Gas, Ser A
        5.000%, 03/01/14                                   625            629
   Devon Energy
        7.950%, 04/15/32                                 3,725          4,827
   Devon Financing
        7.875%, 09/30/31                                 1,240          1,591
   El Paso
        6.950%, 06/01/28                                 2,250          1,901
   El Paso MTN
        7.800%, 08/01/31                                 2,100          1,966
        7.750%, 01/15/32                                 3,375          3,147
   Encana
        6.500%, 08/15/34                                   500            569
   Kinder Morgan Energy Partners
        5.800%, 03/15/35                                   350            350
        5.125%, 11/15/14                                   615            618
   Occidental Petroleum
        6.750%, 01/15/12                                 1,000          1,126
   Pemex Master Trust
        7.375%, 12/15/14                                 1,080          1,210


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Pioneer Natural Resources (K)
        5.875%, 07/15/16                              $    540     $      538
   Valero Energy
        7.500%, 04/15/32                                   515            615
   XTO Energy
        7.500%, 04/15/12                                   630            721
        6.250%, 04/15/13                                 3,195          3,451
        4.900%, 02/01/14 (K)                             1,020          1,005
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07                                 3,000          3,135
                                                                   ----------
                                                                       56,055
                                                                   ----------
FINANCIALS -- 23.7%
   ASIF Global Financing XIX (C)
        4.900%, 01/17/13                                   910            918
   ASIF Global Financing XV (F) (J) (L)
        3.020%, 09/02/05                                 1,825          1,825
   Allstate Financial Global Funding (C)
        6.150%, 02/01/06                                 1,800          1,827
   Allstate Life Global Funding II
     MTN (F) (J) (L)
        3.080%, 06/15/06                                 9,044          9,045
   American Express Bank (F)
        3.170%, 11/21/07                                 3,825          3,827
   American Express Centurion
        4.375%, 07/30/09                                   145            146
   American General Finance
        3.875%, 10/01/09                                 1,445          1,406
        3.090%, 06/15/06 (F) (J) (L)                    17,696         17,696
   American International Group
        4.250%, 05/15/13                                   900            866
   Apache Finance Canada
        4.375%, 05/15/15                                 2,980          2,943
   Arch Capital Group
        7.350%, 05/01/34                                 4,525          5,189
   Archstone-Smith Operating Trust (K)
        5.625%, 08/15/14                                   975          1,018
   Associates
        6.250%, 11/01/08                                   895            953
   Avalonbay Communities MTN
        7.500%, 12/15/10                                 1,025          1,166
   BAC Capital Trust VI
        5.625%, 03/08/35                                 1,710          1,751
   Bank One
        7.875%, 08/01/10                                 4,440          5,134
        3.700%, 01/15/08                                 3,850          3,818
   Bank of America
        7.400%, 01/15/11                                 3,300          3,771
        5.875%, 02/15/09                                 1,835          1,938
        4.375%, 12/01/10 (K)                               810            812
        3.875%, 01/15/08 (K)                               845            841
   Bank of Scotland Treasury Services (C)
        3.500%, 11/30/07                                 1,680          1,658

--------------------------------------------------------------------------------
68            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Bankamerica Capital (F)
        3.711%, 01/15/27                              $  1,400     $    1,358
   Banponce Trust I, Ser A
        8.327%, 02/01/27                                 2,410          2,624
   Barclays Bank PLC (C)
        8.550%, 09/29/49                                   935          1,123
   Bear Stearns EXL (F) (L)
        3.100%, 06/15/06                                34,998         34,998
   Berkshire Hathaway Financial
        3.400%, 07/02/07                                 2,935          2,899
        4.125%, 01/15/10 (C)                               650            644
   Boeing Capital
        6.500%, 02/15/12                                   340            378
        5.800%, 01/15/13l (K)                              315            340
   CCN Bluegrass (F) (J) (L)
        3.170%, 02/21/06                                12,780         12,780
   CIT Group MTN (F) (L)
        3.260%, 05/12/06                                49,154         49,154
        3.199%, 07/29/05                                 2,240          2,242
        3.163%, 04/19/06                                 4,915          4,919
   Capital One Bank
        6.700%, 05/15/08                                 1,000          1,063
        4.875%, 05/15/08                                 4,520          4,566
   Capital One Financial
        8.750%, 02/01/07                                 1,646          1,760
        5.500%, 06/01/15                                   730            736
   Caterpillar Financial Services MTN,
     Ser F (F) (L)
        3.250%, 07/11/05                                 9,831          9,831
   Chase Capital II, Ser B (F)
        3.710%, 02/01/27                                   500            466
   Chase Capital III, Ser C (F)
        3.460%, 03/01/27                                   840            789
   Citicorp
        7.750%, 06/15/06 (B)                             2,800          2,902
        7.200%, 06/15/07                                   740            789
   Citifinancial
        6.250%, 01/01/08                                 1,350          1,424
   Citigroup
        6.500%, 01/18/11                                 1,420          1,567
        6.200%, 03/15/09                                   300            320
        5.500%, 08/09/06                                   865            880
        5.000%, 03/06/07                                   915            930
        5.000%, 09/15/14                                 3,250          3,314
        4.650%, 07/01/10 (C)                             1,215          1,219
        4.125%, 02/22/10 (K)                             5,345          5,303
        3.625%, 02/09/09 (K)                             9,360          9,183
   Colonial Realty MTN
        6.980%, 09/26/05                                 5,300          5,341

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans MTN,
     Ser A (F) (L)
        3.120%, 03/21/06                              $ 16,123     $   16,123
   Countrywide Home Loans MTN,
     Ser L
        2.875%, 02/15/07                                 2,440          2,389
   Countrywide Home Loans MTN,
     Ser M (F) (L)
        3.389%, 08/26/05                                 5,899          5,899
        3.152%, 06/23/05                                11,994         11,993
        3.040%, 11/30/05                                22,414         22,414
        2.810%, 01/31/06                                 4,326          4,326
   Credit Suisse First Boston London
     (C) (F)
        9.650%, 03/24/10                                 8,339          8,075
   Credit Suisse First Boston USA
        4.700%, 06/01/09                                 1,025          1,038
   Danske Bank (C) (F)
        5.914%, 12/29/49                                 4,000          4,298
   Dekabank (F) (L)
        3.206%, 05/19/06                                36,374         36,368
   Depfa ACS Bank
        4.250%, 08/16/10                                 5,700          5,716
   Deutsche Bank (F)
        3.843%, 03/15/07                                 2,325          2,314
   Developers Diversified Realty MTN
        7.000%, 03/19/07                                 1,100          1,145
   Dryden Investor Trust (C) (H)
        7.157%, 07/23/08                                 2,799          2,923
   Duke Capital
        7.500%, 10/01/09                                 1,180          1,313
   EOP Operating
        7.000%, 07/15/11                                 1,780          1,987
        4.650%, 10/01/10                                 1,849          1,840
   Eksportsfinans MTN
        3.375%, 01/15/08                                 4,950          4,880
   Equity One
        3.875%, 04/15/09                                 7,100          6,864
   Equity Residential Properties Trust
        6.625%, 03/15/12                                 1,705          1,898
   Farmers Exchange Capital (C)
        7.200%, 07/15/48                                 2,550          2,729
        7.050%, 07/15/28                                 1,563          1,655
   Farmers Insurance Exchange Capital (C)
        8.625%, 05/01/24                                 4,518          5,585
   First Industrial
        7.600%, 07/15/28                                 3,400          3,919
   First Industrial MTN
        7.500%, 12/01/17                                 2,765          3,156
   Five Finance MTN (F) (J) (L)
        3.100%, 09/22/05                                27,920         27,915

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            69

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Ford Motor Credit
     7.875%, 06/15/10                                 $  8,500     $    8,261
     7.375%, 10/28/09                                    1,530          1,480
     7.375%, 02/01/11 (K)                                4,650          4,429
     7.250%, 10/25/11                                    3,778          3,569
     7.000%, 10/01/13 (K)                                  490            456
     6.875%, 02/01/06                                    4,090          4,136
     6.500%, 01/25/07                                    1,660          1,663
     5.700%, 01/15/10 (K)                                1,585          1,442
     4.950%, 01/15/08                                    1,470          1,393
Ford Motor Credit MTN
     7.750%, 02/15/07                                    4,435          4,496
GE Capital Franchise MTN
     6.860%, 06/15/07                                    1,100          1,164
General Electric Capital
     4.125%, 03/04/08                                    2,970          2,969
General Electric Capital MTN, Ser A
     5.875%, 02/15/12 (K)                                  645            696
     5.450%, 01/15/13                                      400            423
     4.875%, 03/04/15 (K)                                2,375          2,417
     3.600%, 10/15/08                                    2,775          2,723
     3.450%, 07/16/07 (K)                                1,030          1,018
     3.450%, 01/15/08 (F)                               16,125         16,005
General Motors Acceptance
     8.000%, 11/01/31                                    2,567          2,147
     7.750%, 01/19/10 (K)                                2,370          2,236
     7.250%, 03/02/11                                    4,205          3,748
     6.875%, 09/15/11                                    2,193          1,913
     6.150%, 04/05/07                                    1,080          1,060
     6.125%, 09/15/06                                    1,905          1,898
     6.125%, 02/01/07 (K)                                2,180          2,147
     6.125%, 08/28/07 (K)                                9,860          9,643
     6.125%, 01/22/08                                      415            397
     5.625%, 05/15/09 (K)                                4,210          3,802
     5.110%, 12/01/14 (F)                                2,732          2,218
     4.203%, 09/23/08 (F)                                  575            515
     4.100%, 07/16/07 (F) (K)                            3,340          3,141
General Motors Acceptance MTN (F)
     4.145%, 05/18/06                                      860            847
Genworth Financial
     5.750%, 06/15/14                                      360            385
Goldman Sachs Capital I
     6.345%, 02/15/34                                      705            754
Goldman Sachs Group
     6.600%, 01/15/12                                    2,630          2,909
     5.125%, 01/15/15                                      840            854
     5.000%, 10/01/14                                    3,207          3,234
HBOS (C)
     3.125%, 01/12/07                                    1,200          1,186
HBOS Treasury Services (C)
     3.600%, 08/15/07                                    1,020          1,011
HSBC Finance
     4.750%, 04/15/10                                      870            879

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Harrier Finance Funding
     MTN (F) (J) (L)
        3.034%, 09/15/05                              $  5,702     $    5,701
   Harrier Finance Funding MTN,
     Ser 1 (F) (J) (L)
        3.016%, 06/15/05                                17,106         17,105
   Highwoods Realty
        7.500%, 04/15/18                                 1,550          1,724
   Household Finance
        8.000%, 07/15/10                                 2,330          2,691
        7.000%, 05/15/12                                 1,975          2,243
        6.375%, 11/27/12                                   365            403
        5.875%, 02/01/09                                 3,480          3,654
   Irish Life & Permanent MTN,
     Ser X (F) (J) (L)
        3.101%, 06/22/06                                18,285         18,283
   Istar Financial
        5.375%, 04/15/10                                 1,645          1,659
   JP Morgan Capital Trust II
        7.950%, 02/01/27                                   180            197
   JP Morgan Chase
        6.750%, 02/01/11                                 2,798          3,099
        5.750%, 01/02/13 (K)                             3,670          3,922
        5.250%, 05/30/07                                   375            384
        5.125%, 09/15/14                                 1,520          1,548
        4.000%, 02/01/08                                 1,225          1,220
   JP Morgan Chase Capital XV
        5.875%, 03/15/35                                   600            608
   Jackson National Life
     Funding (F) (J) (L)
        3.064%, 05/01/06                                43,256         43,256
   Japan Finance
        4.625%, 04/21/15                                 2,400          2,430
   K2 MTN (F) (J) (L)
        2.995%, 12/12/05                                 1,180          1,179
   Korea Development Bank
        4.250%, 11/13/07                                   560            560
   Lakeside Funding (F) (J) (L)
        3.120%, 06/08/05                                 9,831          9,831
   Lazard (C)
        7.125%, 05/15/15                                 1,375          1,381
   Lehman Brothers
        7.000%, 02/01/08                                 3,615          3,871
   Liberty Lighthouse US Capital
     MTN (F) (J) (L)
        3.118%, 05/10/06                                19,662         19,649
   Liberty Mutual Group (C)
        6.500%, 03/15/35                                   780            771
   MBNA
        6.125%, 03/01/13                                   715            762
   Massmutual Global Funding II (C)
        2.550%, 07/15/08                                 2,570          2,453

--------------------------------------------------------------------------------
70            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch
        7.430%, 09/01/22                              $     21     $       22
   Merrill Lynch MTN, Cl C
        4.250%, 02/08/10                                 2,995          2,979
   Merrill Lynch MTN, Ser B
        3.375%, 09/14/07                                 1,650          1,635
   Merrill Lynch MTN, Ser C (F)
        3.808%, 03/12/07                                 2,420          2,411
   Met Life Global Funding (C)
        4.750%, 06/20/07                                   800            812
        4.500%, 05/05/10                                   475            477
        4.250%, 07/30/09                                   750            752
   Monumental Global Funding (C)
        5.200%, 01/30/07                                   750            765
   Monumental Global Funding II (C) (K)
        4.375%, 07/30/09                                 1,575          1,575
   Morgan Stanley
        6.750%, 04/15/11 (K)                             1,150          1,285
        5.300%, 03/01/13                                 5,728          5,912
        4.000%, 01/15/10                                 1,050          1,028
   Morgan Stanley EXL (F) (L)
        3.089%, 05/04/06                                 6,882          6,882
   Morgan Stanley EXL, Ser S (F) (L)
        3.085%, 06/02/06                                 9,831          9,830
   NB Capital Trust IV (C)
        8.250%, 04/15/27                                 4,655          5,119
   National Capital Trust II (C) (F)
        5.486%, 12/29/49                                 3,207          3,317
   National City Bank
        3.375%, 10/15/07                                 1,450          1,435
        3.300%, 05/15/07                                   700            692
   NationsBank Capital Trust III (F)
        3.691%, 01/15/27                                 5,080          4,780
   Nationwide Building Society
        4.250%, 02/01/10 (C)                                10             10
        3.500%, 07/31/07 (C)                             2,700          2,670
        3.090%, 01/06/06 (F) (J) (L)                    19,662         19,662
        3.083%, 10/28/05 (F) (J) (L)                     9,831          9,831
   Nationwide Mutual Insurance (C)
        8.250%, 12/01/31                                 2,000          2,593
        6.600%, 04/15/34                                 5,263          5,471
   New York Life Global Funding (C)
        3.875%, 01/15/09                                 2,550          2,535
   North Front Pass-Through Trust (C)
        5.810%, 12/15/24                                 3,900          4,113
   Northern Rock (F) (J) (L)
        3.099%, 02/03/06                                20,252         20,252
   Odyssey Re Holdings
        6.875%, 05/01/15                                 2,900          2,964
   PNC Funding
        5.250%, 11/15/15                                 1,250          1,288

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Pacific Life Global
     Funding  (F) (J) (L)
        3.080%, 06/13/06                              $ 14,746     $   14,746
   Pemex Finance
        9.690%, 08/15/09                                 2,125          2,390
   Permanent Financing PLC, Ser 2A (F)
        4.200%, 06/10/07                                10,800         10,801
   Platinum Underwriters Finance (C)
        7.500%, 06/01/17                                 1,100          1,110
   Power Receivables Financial
        6.290%, 01/01/12                                 4,730          4,964
        6.290%, 01/01/12 (C) (K)                           507            527
   Premium Asset Trust,
     Ser 2004-01 (F) (J) (L)
        3.100%, 02/06/06                                14,550         14,560
   Premium Asset Trust,
     Ser 2004-10 (F) (J) (L)
        3.100%, 04/14/06                                27,526         27,526
   Prime Property Funding (C)
        5.600%, 06/15/11                                 3,380          3,522
   Progress Capital Holdings MTN (C)
        6.750%, 12/10/07                                 3,000          3,151
   Protective Life MTN
        3.700%, 11/24/08                                 1,015          1,009
   RBS Capital Trust I (F)
        4.709%, 12/29/49                                 1,090          1,067
   Rabobank Capital Fund II (C)
        5.260%, 12/29/49                                   210            215
   Rabobank Capital Fund Trust III (C) (F)
        5.254%, 10/21/16                                   440            447
   Rouse
        5.375%, 11/26/13                                 1,315          1,269
        3.625%, 03/15/09                                   705            665
   Royal Bank of Scotland Group
        5.000%, 11/12/13                                   640            658
   SLM EXL, Ser S (F) (J) (L)
        3.090%, 05/15/06                                21,628         21,628
   SLM MTN
        3.625%, 03/17/08                                 1,735          1,707
   SLM MTN, Ser A
        5.000%, 10/01/13                                   851            867
   SLM MTN, Ser X (F) (J) (L)
        3.090%, 06/20/06                                39,323         39,323
   SLM, Ser CPI (F)
        4.130%, 04/01/09                                 4,050          4,007
   Simon Property Group
        5.625%, 08/15/14                                   420            435
   Spieker Properties
        7.650%, 12/15/10                                 1,910          2,211

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            71

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   SunTrust Banks
        4.000%, 10/15/08                              $  1,390     $    1,383
        3.625%, 10/15/07                                   320            316
   TIAA Global Markets (C)
        5.000%, 03/01/07                                 1,500          1,524
        3.875%, 01/22/08                                 1,625          1,617
   Toyota Motor Credit
        2.875%, 08/01/08                                 1,970          1,911
   UBS Preferred Funding Trust I
        8.622%, 10/29/49                                   410            487
   US Bancorp MTN, Ser N
        3.950%, 08/23/07                                   250            250
        3.125%, 03/15/08                                 1,520          1,480
   US Bank
        2.870%, 02/01/07                                   720            709
        2.400%, 03/12/07                                 1,425          1,391
   USAA Capital MTN, Ser B (C)
        4.000%, 12/10/07                                 1,500          1,500
   Wachovia Bank
        6.300%, 04/15/28 (F)                             1,520          1,615
        4.875%, 02/01/15 (K)                             1,985          2,014
   Washington Mutual
        4.000%, 01/15/09                                 2,623          2,590
   Washington Mutual Bank
        5.125%, 01/15/15                                   895            907
   Wells Fargo
        7.800%, 06/15/10                                   450            451
        5.000%, 11/15/14                                 2,935          3,008
        4.200%, 01/15/10 (K)                             6,210          6,185
   Westfield Capital (C)
        4.375%, 11/15/10                                 3,900          3,890
   White Pine Finance MTN,
     Ser 1 (F) (J) (L)
        3.071%, 11/01/05                                 8,651          8,650
   Woodbourne Pass-Through Trust (C) (F)
        4.190%, 04/08/49                                 2,500          2,494
   World Savings Bank
        4.125%, 03/10/08                                 1,325          1,324
   XL Capital
        6.375%, 11/15/24                                   705            758
   Zions Bancorporation
        6.000%, 09/15/15                                 1,420          1,538
   Zurich Capital Trust I (C)
        8.376%, 06/01/37                                 3,000          3,278
                                                                   ----------
                                                                    1,012,572
                                                                   ----------
HEALTH CARE -- 0.4%
   Boston Scientific
        5.450%, 06/15/14                                   640            670
   Bristol-Myers Squibb
        6.875%, 08/01/97                                   425            517
        5.750%, 10/01/11                                   550            587

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   HCA (K)
        5.750%, 03/15/14                              $  6,320     $    6,189
   Merck
        4.750%, 03/01/15                                 1,325          1,326
        4.375%, 02/15/13                                 1,225          1,212
   Nationwide Health Properties
        6.000%, 05/20/15                                   610            604
   Schering-Plough
        6.750%, 12/01/33                                   650            773
   Tenet Healthcare (K)
        7.375%, 02/01/13                                   221            217
   Wellpoint
        6.375%, 06/15/06                                 1,100          1,124
        5.950%, 12/15/34                                   955          1,020
   Wyeth
        5.500%, 02/01/14                                   610            640
                                                                   ----------
                                                                       14,879
                                                                   ----------
INDUSTRIALS -- 2.5%
   Air 2 US (C)
        8.027%, 10/01/19                                 4,040          3,610
   Albemarle
        5.100%, 02/01/15                                   305            302
   America West Airlines, Ser 99-1
        7.930%, 01/02/19                                 5,549          6,047
   American Airlines, Ser 01-2 (K)
        7.858%, 10/01/11                                 2,000          2,071
   American Airlines, Ser 99-1 (K)
        7.024%, 10/15/09                                 2,320          2,392
   Belvoir Land (C)
        5.270%, 12/15/47                                   900            897
   Boeing (K)
        5.125%, 02/15/13                                 1,650          1,718
   Burlington North Santa Fe
        7.290%, 06/01/36                                   280            357
   Canadian National Railways
        7.375%, 10/15/31                                 1,370          1,774
        6.900%, 07/15/28                                   625            755
        6.250%, 08/01/34                                   250            284
   Citicorp Lease (C)
        7.220%, 06/15/05                                 3,656          3,661
   Continental Airlines, Ser 00-1
        8.048%, 11/01/20                                   927            919
   Continental Airlines, Ser 00-2
        7.707%, 04/02/21                                 1,987          1,959
        7.487%, 10/02/10                                 1,270          1,273
   Continental Airlines, Ser 02-1
        6.563%, 02/15/12                                 1,400          1,485
   Continental Airlines, Ser 971A
        7.461%, 04/01/15                                   300            278
   Continental Airlines, Ser 974A
        6.900%, 01/02/18                                 5,515          5,513

--------------------------------------------------------------------------------
72            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Continental Airlines, Ser 99-2
        7.256%, 03/15/20                              $    915     $      928
   Continental Airlines, Ser AMBC
        6.236%, 03/15/20                                 2,675          2,831
   Delta Air Lines (F)
        3.911%, 01/25/08                                 3,821          3,826
   Delta Air Lines, Ser 01-1, Cl A-2 (K)
        7.111%, 09/18/11                                   480            453
   Delta Air Lines, Ser 02-1, Cl G-1
        6.718%, 01/02/23                                 4,170          4,334
   Delta Air Lines, Ser 02-1, Cl G-2
        6.417%, 07/02/12                                 3,740          3,870
   Delta Air Lines, Ser 00-1, Cl A2
        7.570%, 11/18/10                                 1,720          1,623
   Eastman Kodak (K)
        7.250%, 11/15/13                                 2,445          2,542
   Enterprise Products Operations
        4.950%, 06/01/10                                   990            993
   Enterprise Products Operations, Ser B
        5.600%, 10/15/14                                   950            971
        4.000%, 10/15/07                                   800            787
   General Electric
        5.000%, 02/01/13                                 1,920          1,974
   Lennar (C)
        5.600%, 05/31/15                                   560            573
   Lockheed Martin
        8.500%, 12/01/29                                 2,955          4,207
   Newmont Mining
        5.875%, 04/01/35                                   735            738
   Norfolk Southern
        7.050%, 05/01/37                                 1,450          1,777
   Northrop Grumman
        7.750%, 02/15/31                                   590            781
   Northwest Airlines, Ser 01-1, Cl A-1 (K)
        7.041%, 04/01/22                                 1,764          1,700
   Ohana Military LLC, Ser 04I
        6.193%, 04/01/49                                   750            866
   Raytheon
        6.000%, 12/15/10                                    18             19
        5.500%, 11/15/12                                    40             42
        5.375%, 04/01/13 (K)                               405            420
        4.500%, 11/15/07                                   208            209
   Ryland Group
        5.375%, 05/15/12                                   980            990
   Southwest Airlines
        5.125%, 03/01/17                                   500            490
   Tyco International Group
        7.000%, 06/15/28                                 1,775          2,121
        6.875%, 01/15/29 (K)                             5,420          6,439
        6.375%, 10/15/11 (K)                             7,470          8,196
        6.000%, 11/15/13                                 1,945          2,104

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   US Airways, Cl B (H) (I)
        7.500%, 04/15/08                              $  3,348     $       --
   Union Pacific
        6.250%, 05/01/34                                   700            776
   United Technologies
        6.500%, 06/01/09                                 1,670          1,810
        5.400%, 05/01/35 (K)                             1,115          1,147
        4.875%, 05/01/15                                   655            666
        4.375%, 05/01/10 (K)                             2,000          2,011
   Waste Management
        7.375%, 05/15/29                                   895          1,068
        7.125%, 12/15/17                                 4,840          5,639
        7.100%, 08/01/26                                 1,375          1,608
                                                                   ----------
                                                                      106,824
                                                                   ----------
INFORMATION TECHNOLOGY -- 0.1%
   Electronic Data Systems (K)
        7.125%, 10/15/09                                 2,990          3,218
                                                                   ----------
MATERIALS -- 0.1%
   Codelco (C)
        4.750%, 10/15/14                                   900            873
   International Paper
        6.750%, 09/01/11                                   420            461
        5.500%, 01/15/14                                 1,975          2,028
   Lubrizol (K)
        5.500%, 10/01/14                                   615            631
   Weyerhaeuser
        7.375%, 03/15/32                                   310            362
        6.750%, 03/15/12                                 1,830          2,011
                                                                   ----------
                                                                        6,366
                                                                   ----------
SOVEREIGN -- 1.1%
   Aid-Israel
        5.500%, 09/18/23                                 5,950          6,570
   Quebec Province
        5.000%, 07/17/09                                   175            181
   Russian Federation
        5.000%, 03/31/30                                11,200         12,242
   United Mexican States
        8.375%, 01/14/11                                 5,370          6,264
        8.125%, 12/30/19                                   405            495
   United Mexican States MTN
        6.375%, 01/16/13                                   890            952
   United Mexican States MTN, Ser A
        8.000%, 09/24/22 (K)                             2,290          2,782
        7.500%, 04/08/33                                13,799         15,828
        6.750%, 09/27/34                                   580            613
                                                                   ----------
                                                                       45,927
                                                                   ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            73

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SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.7%
   AT&T
        9.750%, 11/15/31                              $  1,080     $    1,372
   AT&T Wireless Services
        8.125%, 05/01/12                                 1,255          1,501
        7.350%, 03/01/06                                 2,000          2,051
   America Movil
        6.375%, 03/01/35                                   605            589
   BellSouth
        6.550%, 06/15/34                                   450            506
        5.200%, 09/15/14 (K)                             1,405          1,444
        4.750%, 11/15/12                                   730            732
        4.258%, 04/26/06 (C)                             4,750          4,768
        4.200%, 09/15/09                                   920            913
   British Telecommunications PLC
        8.875%, 12/15/30                                   920          1,281
        8.375%, 12/15/10                                 1,310          1,548
   Clear Channel Communications (K)
        4.250%, 05/15/09                                 1,040            995
   Deutsche Telekom International
        8.750%, 06/15/30                                   500            679
        5.250%, 07/22/13                                 2,135          2,204
   France Telecom
        8.750%, 03/01/31 (F)                               625            869
        8.000%, 03/01/11                                 1,280          1,489
        7.950%, 03/01/06 (F)                             1,675          1,719
   General Electric Capital  MTN, Ser A (K)
        3.750%, 12/15/09                                   574            562
   New England Telephone & Telegraph
        7.875%, 11/15/29                                 1,175          1,440
   New Jersey Bell Telephone
        7.850%, 11/15/29                                   740            915
   SBC Communications
        6.450%, 06/15/34 (K)                             1,535          1,700
        5.100%, 09/15/14 (K)                             1,850          1,878
        4.389%, 06/01/21                                 4,170          4,170
        4.389%, 06/01/21 (C)                             4,450          4,450
        4.125%, 09/15/09                                   410            406
   Sprint Capital
        8.750%, 03/15/32l (K)                            2,030          2,791
        8.375%, 03/15/12l (K)                            1,900          2,279
        7.125%, 01/30/06                                 2,300          2,346
        6.875%, 11/15/28                                   335            380
        6.000%, 01/15/07                                 2,035          2,092
        4.780%, 08/17/06                                 9,025          9,098
   Telecom Italia Capital
        6.000%, 09/30/34 (C) (K)                         1,375          1,395
        5.250%, 11/15/13                                 2,770          2,805
        4.950%, 09/30/14 (C)                             1,645          1,624
   Telefonica Europe
        7.750%, 09/15/10                                   775            891
   Verizon Global Funding
        7.750%, 12/01/30 (K)                                30             38
        6.875%, 06/15/12                                 3,355          3,793


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Verizon Maryland
        5.125%, 06/15/33                              $    315     $      290
   Verizon Maryland, Ser A
        6.125%, 03/01/12                                    70             75
   Verizon Pennsylvania, Ser A
        5.650%, 11/15/11                                    45             47
   Vodafone Group (K)
        5.000%, 12/16/13                                   955            979
                                                                   ----------
                                                                       71,104
                                                                   ----------
UTILITIES -- 1.9%
   American Electric Power, Ser C
        5.375%, 03/15/10                                 1,762          1,821
   Arizona Public Services
        8.000%, 12/30/15                                   890            987
   Centerpoint Energy, Ser B
        6.850%, 06/01/15                                 1,085          1,205
   Cleveland Electric Illumination
        5.650%, 12/15/13                                   330            346
   Cogentrix Energy (C)
        8.750%, 10/15/08                                 6,200          7,094
   Conectiv MTN, Ser A
        6.730%, 06/01/06                                   710            720
   Dominion Resources
        5.700%, 09/17/12                                 2,640          2,778
        4.125%, 02/15/08                                   250            249
   Dominion Resources, Cl A
        7.195%, 09/15/14                                   830            966
   Dominion Resources, Ser D
        5.125%, 12/15/09                                 1,525          1,563
   Duke Energy
        6.250%, 01/15/12                                 1,565          1,706
        5.625%, 11/30/12 (K)                             1,405          1,487
   Exelon
        6.750%, 05/01/11                                   310            344
   FPL Energy American Wind (C)
        6.639%, 06/20/23                                 5,501          5,894
   FirstEnergy, Ser A
        5.500%, 11/15/06                                 2,050          2,087
   FirstEnergy, Ser B
        6.450%, 11/15/11                                   380            413
   FirstEnergy, Ser C (K)
        7.375%, 11/15/31                                 7,140          8,654
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11                                 1,050          1,158
   Oncor Electric Delivery
        6.375%, 01/15/15                                   460            508
   PSEG Power
        8.625%, 04/15/31                                   470            649
   Pacific Gas & Electric
        6.050%, 03/01/34 (K)                             5,345          5,876
        3.820%, 04/03/06 (F)                               168            168

--------------------------------------------------------------------------------
74            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Pinnacle West Energy (C)
        3.630%, 04/01/07                              $  6,000     $    5,999
   Power Contract Financing (C)
        5.200%, 02/01/06                                 2,539          2,560
   Progress Energy
        7.750%, 03/01/31                                   610            756
        6.850%, 04/15/12                                   730            804
   Public Service
        7.875%, 10/01/12                                 1,030          1,241
   SP Powerassets (C)
        5.000%, 10/22/13                                   150            155
   Scottish Power
        4.910%, 03/15/10                                 1,300          1,314
   Sempra Energy (F) (K)
        3.754%, 05/21/08                                 4,185          4,185
   Sonat
        7.625%, 07/15/11                                 2,880          2,851
   Southern California Edison (K)
        6.000%, 01/15/34                                   975          1,086
   TXU (C)
        6.550%, 11/15/34 (K)                             4,705          4,529
        4.800%, 11/15/09                                 2,500          2,436
   TXU Energy
        7.000%, 03/15/13                                   460            508
        3.920%, 01/17/06 (C) (F)                           615            615
   Valero Logistics
        6.050%, 03/15/13                                 1,070          1,120
   Virginia Electric & Power, Ser A
        5.750%, 03/31/06                                 1,325          1,345
   Williams
        8.750%, 03/15/32                                 2,840          3,330
        7.750%, 06/15/31 (K)                               740            790
   Williams, Ser A
        7.500%, 01/15/31                                   310            325
                                                                   ----------
                                                                       82,622
                                                                   ----------
Total Corporate Obligations
   (Cost $1,473,888) ($ Thousands)                                  1,496,522
                                                                   ----------

U.S. TREASURY OBLIGATIONS -- 28.7%
   U.S. Treasury Bonds
       10.375%, 11/15/12 (K)                             5,655          6,536
        8.875%, 08/15/17 (K)                             3,800          5,493
        8.750%, 08/15/20 (K)                             3,405          5,088
        8.500%, 02/15/20 (K)                            11,925         17,370
        8.125%, 08/15/19 (K)                            44,077         62,011
        7.125%, 02/15/23 (K)                             4,442          5,938
        6.750%, 08/15/26 (K)                            11,340         14,975
        6.250%, 08/15/23 to 05/15/30 (K)                66,367         84,314
        6.125%, 11/15/27 (K)                            34,352         42,715
        6.000%, 02/15/26 (K)                            16,995         20,645
        5.500%, 08/15/28 (K)                               530            614

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
        5.375%, 02/15/31 (K)                          $  6,780     $    7,852
        3.875%, 04/15/29 (D)                             3,315          4,667
        3.625%, 04/15/28 (D) (K)                        29,990         40,355
        3.000%, 02/15/08 (K)                            32,010         31,496
        2.375%, 01/15/25 (D) (K)                        24,370         26,748
   U.S. Treasury Notes
        6.500%, 10/15/06                                   330            343
        4.250%, 01/15/10 (D) (K)                         2,607          2,958
        4.250%, 08/15/13 to 11/15/14 (K)                 7,473          7,619
        4.125%, 05/15/15 (K)                            24,402         24,638
        4.000%, 06/15/09 to 02/15/15 (K)                89,355         89,687
        3.875%, 05/15/10 (K)                             7,707          7,749
        3.750%, 03/31/07 to 05/15/08                    10,611         10,640
        3.625%, 04/30/07                                76,990         77,026
        3.625%, 01/15/10 (K)                            14,110         14,042
        3.500%, 05/31/07                                42,333         42,254
        3.500%, 08/15/09 to 02/15/10 (K)               117,460        116,295
        3.375%, 01/15/07 to 01/15/12 (D)                 1,970          2,072
        3.375%, 02/28/07 to 10/15/09 (K)               134,060        132,832
        3.125%, 01/31/07 to 10/15/08 (K)                92,420         91,735
        3.000%, 12/31/06 (K)                           139,337        138,134
        2.500%, 10/31/06                                 7,790          7,680
        2.000%, 07/15/14 (D) (K)                        24,517         25,372
        1.875%, 07/15/13 (D) (K)                         4,819          4,946
        1.625%, 01/15/15 (D) (K)                        13,299         13,309
        0.875%, 04/15/10 (D) (K)                        20,524         20,127
   U.S. Treasury STRIPS (A) (K)
        5.970%, 11/15/21                                23,570         11,351
        5.830%, 02/15/23                                10,290          4,655
                                                                   ----------
Total U.S. Treasury Obligations
   (Cost $1,191,549) ($ Thousands)                                  1,222,281
                                                                   ----------
ASSET-BACKED SECURITIES  -- 25.1%
AUTOMOTIVE  -- 2.8%
   AESOP Funding, Ser 2003-4A,
     Cl A1 (C) (F)
        3.320%, 08/20/07                                12,000         12,025
   Capital Auto Receivables Asset Trust,
     Ser 2002-2, Cl A4
        4.500%, 10/15/07                                 5,479          5,484
   Capital Auto Receivables Asset Trust,
     Ser 2002-3, Cl A3
        3.580%, 10/16/06                                 5,549          5,550
   Capital Auto Receivables Asset Trust,
     Ser 2004-1, Cl A3
        2.000%, 11/15/07                                 1,588          1,565
   Capital Auto Receivables Asset Trust,
     Ser 2004-2, Cl A2
        3.350%, 02/15/08                                   781            774
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1 (F) (J) (L)
        3.327%, 05/15/06                                47,564         47,564

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            75

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SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A3
        2.080%, 05/15/08                              $  3,790     $    3,741
   Chesapeake Funding, Ser 2003-1,
     Cl A1 (F)
        3.340%, 08/07/08                                 8,109          8,112
   DaimlerChrysler Auto Trust,
     Ser 2004-B, Cl A3
        3.180%, 09/08/08                                 2,041          2,025
   DaimlerChrysler Auto Trust,
     Ser 2005-B, Cl A2
        3.750%, 12/08/07                                 1,498          1,498
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1 (F) (J) (L)
        3.110%, 03/15/06                                 4,686          4,686
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A4B (F)
        3.210%, 11/15/06                                10,039         10,043
   Ford Credit Auto Owner Trust,
     Ser 2005-A, Cl A2
        3.080%, 07/15/07                                   170            170
   Ford Credit Auto Owner Trust,
     Ser 2005-A, Cl A3
        3.480%, 11/15/08                                10,666         10,600
   Ford Credit Auto Owner Trust,
     Ser 2005-B, Cl A3
        4.170%, 01/15/09                                 1,657          1,662
   Honda Auto Receivables Trust,
     Ser 2003-5, Cl  A3
        2.300%, 10/18/07                                 1,580          1,564
   Nissan Auto Receivables Owner Trust,
     Ser 2005-B, Cl A2
        3.750%, 09/17/07                                   852            852
   USAA Auto Owner Trust,
     Ser 2004-3, Cl A3
        3.160%, 02/17/09                                 1,145          1,133
                                                                   ----------
                                                                      119,048
                                                                   ----------
CREDIT CARDS -- 2.5%
   American Express Credit Account
     Master, Ser 2004-3, Cl A
        4.350%, 12/15/11                                 1,339          1,352
   Capital One Master Trust,
     Ser 2001-3A, Cl A
        5.450%, 03/16/09                                 4,416          4,486
   Capital One Multi-Asset Execution
     Trust, Ser 2005, Cl A2
        4.050%, 02/15/11                                 1,904          1,901
   Chase Credit Card Master Trust,
     Ser 2001-1, Cl A (F)
        3.230%, 06/16/08                                10,550         10,561

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Chase Issuance Trust,
     Ser 2004-A9, Cl A9
        3.220%, 06/15/10                              $  7,925     $    7,798
   Chase Issuance Trust,
     Ser 2005-A4, Cl A4
        4.230%, 01/15/13                                 1,215          1,215
   Citibank Credit Card Issuance Trust,
     Ser 2000-A1, Cl A1
        6.900%, 10/15/07                                 7,445          7,535
   Citibank Credit Card Issuance Trust,
     Ser 2002-A5, Cl A5 (F)
        3.050%, 09/17/07                                21,915         21,915
   Citibank Credit Card Issuance Trust,
     Ser 2003-A6, Cl A6
        2.900%, 05/17/10                                 6,251          6,058
   Citibank Credit Card Issuance Trust,
     Ser 2004-A1, Cl A1
        2.550%, 01/20/09                                 9,724          9,520
   Citibank Credit Card Issuance Trust,
     Ser 2004-A4, Cl A4
        3.200%, 08/24/09                                 9,950          9,792
   Citibank OMNI Master Trust,
     Ser 2002-4, Cl A (F)
        3.220%, 08/18/09                                 8,639          8,642
   Discover Card Master Trust,
     Ser 2004-2, Cl A1 (F)
        3.110%, 05/15/10                                   969            968
   MBNA Credit Card Master Note Trust,
     Ser 2003-A6, Cl A6
        2.750%, 10/15/10                                 5,750          5,553
   MBNA Credit Card Master Note Trust,
     Ser 2004-A4, Cl A4
        2.700%, 09/15/09                                 7,075          6,923
   MBNA Credit Card Master Note Trust,
     Ser 2005-A1, Cl A1
        4.200%, 09/15/10                                 1,609          1,619
   Metris Master Trust, Ser 2000-3,
     Cl A (F)
        3.350%, 09/21/09                                 2,455          2,457
                                                                   ----------
                                                                      108,295
                                                                   ----------
MORTGAGE RELATED SECURITIES -- 19.1%
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (F)
        3.360%, 11/15/31                                 1,055          1,056
   AFC Home Equity Loan Trust,
     Ser 2000-1, Cl 2A (F)
        3.330%, 03/25/30                                 7,003          7,013
   ARSI, Ser 2004-W5, Cl AF1 (F)
        3.200%, 04/25/34                                   506            506

--------------------------------------------------------------------------------
76            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Aire Valley Mortgages, Ser 2004-1A,
     Cl 1A (F) (J) (L)
        3.090%, 09/20/05                              $ 12,583     $   12,583
   Ameriquest Mortgage Securities,
     Ser 2004-R12, Cl A3 (F)
        3.370%, 01/25/35                                 1,188          1,192
   Amortizing Residential Collateral Trust
     CMO, Ser 2002-BC1, Cl A (F)
        3.430%, 01/25/32                                 1,620          1,622
   Asset Backed Funding Certificates,
     Ser 2005-WF1,  Cl A2B (F)
        3.270%, 01/25/35                                 1,291          1,291
   Asset Securitization, Ser 1996-D2,
     Cl A1
        6.920%, 02/14/29                                 6,218          6,307
   Atlantic City Electric Transition Funding,
     Ser 2003-1 Cl A1
        2.890%, 07/20/11                                   358            349
   Banc of America Commercial Mortgage,
     Ser 2004-5, Cl A3
        4.561%, 11/10/41                                 5,370          5,390
   Banc of America Commercial Mortgage,
     Ser 2004-6, Cl A3
        4.512%, 12/10/42                                 5,620          5,619
   Banc of America Commercial Mortgage,
     Ser 2005-1, Cl A5 (F)
        4.976%, 11/10/42                                 1,412          1,470
   Banc of America Funding, Ser 2005-B,
     Cl 2A1 (F)
        5.145%, 04/20/35                                 9,375          9,468
   Bank of America Commercial Mortgage,
     Ser 2004-1  Cl A4
        4.760%, 11/10/39                                   949            955
   Bank of America Mortgage Securities,
     Ser 2003-1, Cl 2A4
        5.000%, 02/25/18                                 6,419          6,453
   Bank of America Mortgage Securities,
     Ser 2004-5, Cl 4A1
        5.000%, 06/25/19                                 2,757          2,797
   Bank of America Mortgage Securities,
     Ser 2004-6, Cl 4A1
        5.000%, 07/25/19                                 3,026          3,057
   Bayview Financial Acquisition Trust,
     Ser 2005-B, Cl 1A1 (F)
        4.443%, 04/28/39                                10,030         10,030
   Bear Stearns Asset-Backed Securities,
     Ser 2001-A, Cl AI4
        6.820%, 02/15/31                                 2,271          2,292
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-WPR6,
     Cl A6 (K)
        4.825%, 11/11/41                                 5,995          6,080

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Blue Heron Funding, Ser 6A,
     Cl A1 (F) (J) (L)
        3.129%, 06/21/05                              $  3,932     $    3,932
   Blue Heron Funding, Ser 9A,
     Cl A1 (F) (J) (L)
        3.120%, 02/22/06                                19,662         19,662
   CCN Independence IV (F) (J) (L)
        3.160%, 10/17/05                                10,814         10,814
        3.160%, 01/17/06                                 6,882          6,882
   CDC Mortgage Capital Trust,
     Ser 2003-HE2, Cl A (F)
        3.440%, 10/25/33                                 2,416          2,418
   CIGNA CBO, Ser 1996-1, Cl A2 (C)
        6.460%, 11/15/08                                 6,493          6,574
   CSFB, Ser 1997-C2, Cl AX, IO (F)
        1.129%, 01/17/35                                22,024            537
   CSFB, Ser 1998-C2, Cl A2
        6.300%, 11/11/30                                 9,210          9,796
   CSFB, Ser 2001-MH29, Cl A
        5.600%, 09/25/31                                 1,597          1,584
   Carrington Mortgage Loan Trust,
     Ser 2005-OPT2, Cl A1B (F)
        3.240%, 05/25/35                                 1,216          1,216
   Chase Commercial Mortgage Securities,
      Ser 2000-1, Cl A2
        7.757%, 04/15/32                                 2,390          2,649
   Chase Commercial Mortgage Securities,
     Ser 2000-2,  Cl A2
        7.631%, 07/15/32                                   314            360
   Chase Funding Mortgage Loan,
     Ser 2002-1, Cl 2A2 (F)
        3.340%, 03/25/32                                 2,522          2,531
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (F) (J) (L)
        3.250%, 11/10/05                                11,305         11,305
   Citigroup Commercial Mortgage Trust,
     Ser 2004-C1, Cl A3 (F)
        5.251%, 04/15/40                                 1,353          1,406
   Citigroup Home Equity Loan Trust,
     Ser 2002-1, Cl AF4
        5.970%, 03/25/29                                 1,233          1,246
   Commercial Mortgage Pass-Through
     Certificate, Ser 1999-1, Cl E (F)
        7.094%, 05/15/32                                   784            850
   Commercial Mortgage Pass-Through
     Certificate, Ser 2000-C1, Cl A2
        7.416%, 08/15/33                                 4,753          5,312
   Commercial Mortgage Pass-Through
     Certificate, Ser 2005-LP5, Cl ASB
        4.867%, 05/10/43                                   960            976
   Commodore, Ser 2003-2A,
     Cl A1MM (F) (J) (L)
        3.100%, 12/12/38                                 9,044          9,044

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            77

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Conseco Finance Home Loan Trust,
     Ser 2000-E, Cl M1
        8.130%, 08/15/31                              $  5,600     $    5,609
   Conseco Finance Securitization,
     Ser 2000-4, Cl A5
        7.970%, 05/01/32                                 2,800          2,311
   Conseco Finance Securitization,
     Ser 2000-4, Cl A6
        8.310%, 05/01/32                                   950            804
   Conseco Finance, Ser 2001-A, Cl IIB1
       10.300%, 03/15/32                                 2,800          2,962
   Contimortgage Home Equity Loan Trust,
     Ser 1997-3, Cl A9
        7.120%, 08/15/28                                   137            138
   Contimortgage Home Equity Loan Trust,
     Ser 1997-5, Cl A6
        6.870%, 03/15/24                                   592            595
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28                                   238            240
   Countrywide Alternative Loan Trust,
     Ser 2004-27CB, Cl A1
        6.000%, 12/25/34                                 6,572          6,775
   Countrywide Alternative Loan Trust,
     Ser 2004-J1, Cl 1A1
        6.000%, 02/25/34                                 1,801          1,826
   Countrywide Alternative Loan Trust,
     Ser 2004-J6, Cl 2A1
        6.500%, 11/25/31                                 7,540          7,736
   Countrywide Alternative Loan Trust,
     Ser 2005-J4, Cl 2A1B (F)
        3.210%, 05/25/34                                 2,141          2,141
   Countrywide Asset-Backed Certificates,
     Ser 2001-BC3, Cl A (F)
        3.330%, 12/25/31                                   232            232
   Countrywide Asset-Backed Certificates,
     Ser 2003-C2, Cl 2A1 (F)
        3.390%, 06/25/33                                 4,997          5,007
   Countrywide Asset-Backed Certificates,
     Ser 2004-13, Cl AV4 (F)
        3.380%, 06/25/35                                 7,639          7,646
   Countrywide Asset-Backed Certificates,
     Ser 2004-15, Cl AF1 (F)
        3.290%, 04/25/22                                 9,623          9,624
   Countrywide Asset-Backed Certificates,
     Ser 2004-3N, Cl NOTE (C) (F)
        3.290%, 05/25/09                                 4,054          4,053
   Countrywide Home Equity Loan Trust,
     Ser 2001-A, Cl A (F)
        3.330%, 04/15/27                                 3,134          3,137
   Countrywide Home Equity Loan Trust,
     Ser 2004-K, Cl A2 (F)
        3.390%, 02/15/34                                 7,870          7,886

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2 (C)
        7.000%, 06/02/33                              $  4,200     $    4,412
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32                                 3,175          3,399
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32                                 3,600          3,984
   DSLA Mortgage Loan Trust,
     Ser 2004-AR1, Cl A2A (F)
        3.500%, 09/19/44                                11,035         11,046
   DSLA Mortgage Loan Trust,
     Ser 2004-AR2, Cl A2B (F)
        3.490%, 11/19/44                                14,197         14,195
   Delta Funding Home Equity Loan,
     Ser 1999-3, Cl A1A (F)
        3.500%, 09/15/29                                   969            970
   Detroit Edison Securitization,
     Ser 2001-1, Cl A4
        6.190%, 03/01/13                                   824            893
   Deutsche Mortgage & Asset
     Receiving, 1998-C1, CL A2
        6.538%, 06/15/31                                 8,362          8,777
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (F) (J) (L)
        2.680%, 04/10/06                                14,746         14,746
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (C) (F)
        3.560%, 05/25/39                                 2,668          2,684
   EQCC Trust, Ser 2002-1, Cl 2A (F)
        3.390%, 11/25/31                                 1,118          1,120
   Equity One, Ser 2002-2, Cl AF3
        5.773%, 10/25/32                                 3,629          3,667
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3 (F)
        7.775%, 07/25/28                                   769            767
   First Horizon, Ser 2004-HE2, Cl A (F)
        3.310%, 02/25/34                                 6,881          6,886
   First Union National Bank,
     Ser 2000-C2, Cl A2
        7.202%, 10/15/32                                 2,912          3,283
   First Union-Lehman Brothers,
     Ser 1997-C2, Cl X, IO (F)
        1.419%, 11/18/29                                 1,247             56
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (F)
        3.300%, 05/20/31                                   412            412
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27                                 1,087          1,084
   GE Capital Mortgage, Ser 2003-C2,
     Cl A4
        5.145%, 07/10/37                                   477            496

--------------------------------------------------------------------------------
78            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
        6.945%, 09/15/33                              $  4,100     $    4,466
   GMAC Commercial Mortgage
     Securities, Ser 1999-C3, Cl A2
        7.179%, 08/15/36                                 4,918          5,384
   GMAC Commercial Mortgage
     Securities, Ser 2000-C2, Cl A2
        7.455%, 08/16/33                                 5,180          5,842
   GMAC Commercial Mortgage
     Securities, Ser 2002-C2, Cl A3
        5.713%, 10/15/38                                   615            658
   GMAC Commercial Mortgage
     Securities, Ser 2003-FL1A,
     Cl A (C) (F)
        3.450%, 03/11/15                                   284            284
   GMAC Commercial Mortgage
     Securities, Ser 2004-C1, Cl A1
        3.118%, 03/10/38                                   968            950
   GMAC Commercial Mortgage
     Securities, Ser 2004-C2, Cl A1
        3.896%, 08/10/38                                   407            405
   GMAC Mortgage Loan Trust,
     Ser 2004-HE5, Cl A1 (F)
        3.230%, 09/25/34                                 6,601          6,601
   GS Mortgage Securities, Ser 1998-GLII,
     Cl A2
        6.562%, 04/13/31                                 1,220          1,292
   GSAMP Trust, Ser 2003-SEA, Cl A1 (F)
        3.490%, 02/25/33                                 5,477          5,508
   Green Tree Financial, Ser 1996-5, Cl A6
        7.750%, 07/15/27                                 1,480          1,607
   Green Tree Financial, Ser 1998-6, Cl A6
        6.270%, 06/01/30                                   921            934
   Greenwich Capital Commercial Funding,
     Ser 2004-GG1, Cl A3
        4.344%, 06/10/36                                   484            485
   Harborview Mortgage Loan Trust,
     Ser 2004-8, Cl 2A4A (F)
        3.490%, 11/19/34                                10,706         10,724
   Harborview Mortgage Loan Trust,
     Ser 2005-1, Cl X, IO (F)
        1.243%, 03/19/35                                44,451          1,542
   Harwood Street Funding I, Ser 2004-1A,
     Cl NOTE (F) (J) (L)
        3.140%, 09/20/05                                27,920         27,920
   Harwood Street Funding II, Ser 2005-1A,
     Cl NOTE (F) (J) (L)
        3.141%, 06/25/06                                19,662         19,662
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl C (F)
        6.897%, 05/15/31                                   239            261

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   IMPAC CMB Trust, CMO, Ser 2002-2,
     Cl A1 (F)
        3.370%, 08/25/32                              $  2,107     $    2,108
   IMPAC CMB Trust, Ser 2003-12,
     Cl A1 (F)
        3.470%, 12/25/33                                 6,101          6,109
   IMPAC CMB Trust, Ser 2005-1,
     Cl 1A1 (F)
        3.350%, 04/25/35                                 1,416          1,418
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO (F)
        0.810%, 12/25/34                                32,774          1,188
   JP Morgan Chase Commercial Mortgage,
     Ser 1997-C5, Cl X, IO (F)
        1.442%, 09/15/29                                 4,710            175
   JP Morgan Chase Commercial Mortgage,
     Ser 2001-CIBC, Cl A3
        6.260%, 03/15/33                                 5,735          6,247
   JP Morgan Chase Commercial Mortgage,
     Ser 2004-C3, Cl A2
        4.223%, 01/15/42                                12,948         12,915
   JP Morgan Chase Commercial Mortgage,
     Ser 2004-CB9, Cl A4 (F)
        5.381%, 06/12/41                                 2,018          2,139
   JP Morgan Mortgage Trust,
     Ser 2004-A5, Cl 4A2
        4.850%, 12/25/34                                12,363         12,407
   JP Morgan Mortgage Trust,
     Ser 2004-A5, Cl 4A4 (F)
        4.902%, 12/25/34                                11,500         11,516
   LB Commercial Conduit Mortgage,
     Ser 1998-C4, Cl A1B
        6.210%, 10/15/35                                 4,800          5,085
   LB Commercial Conduit Mortgage,
     Ser 1999-C2, Cl A1
        7.105%, 10/15/32                                   515            533
   LB Commercial Conduit Mortgage,
     Ser 2000-C4, Cl A2
        7.370%, 08/15/26                                 7,907          8,926
   LB-UBS Commercial Mortgage Trust,
     Ser 1999-C2, Cl B
        7.425%, 10/15/32                                   361            404
   LB-UBS Commercial Mortgage Trust,
     Ser 2003-C5, Cl A4
        4.685%, 07/15/32                                 1,009          1,015
   LB-UBS Commercial Mortgage Trust,
     Ser 2003-C7, Cl A4
        4.931%, 09/15/35                                 1,785          1,826
   LB-UBS Commercial Mortgage Trust,
     Ser 2005-C2, Cl AAB (F)
        5.007%, 04/15/30                                 1,200          1,235

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            79

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   MLCC Mortgage Investors, Ser 2004-B,
     Cl A3 (F)
        4.642%, 05/25/29                              $  4,673     $    4,922
   Master Adjustable Rate Mortgages
     Trust,  Ser 2004-1, Cl 2A1 (F)
        3.494%, 01/25/34                                 5,829          5,814
   Master Adjustable Rate Mortgages
     Trust,  Ser 2004-13, Cl 3A7A (F)
        3.787%, 11/21/34                                11,650         11,378
   Master Alternative Loans Trust,
     Ser 2004-4, Cl 1A1
        5.500%, 05/25/34                                 4,310          4,287
   Master Reperforming Loan Trust,
     Ser 2005-1, Cl 1A1 (C)
        6.000%, 08/25/34                                 7,827          8,035
   Mellon Residential Funding,
     Ser 2001-HEIL, Cl A4
        6.615%, 02/25/21                                 3,280          3,314
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28                                 3,027          3,111
   Merrill Lynch Mortgage Investors,
     Ser 1998-C1, Cl A1
        6.310%, 11/15/26                                   433            438
   Merrill Lynch Mortgage Investors,
     Ser 2003-WMC1, Cl A2 (F)
        3.450%, 11/25/33                                    40             40
   Merrill Lynch Mortgage Investors,
     Ser 2004-A1, Cl 4A
        5.365%, 02/25/34                                12,073         12,172
   Merrill Lynch Mortgage Trust,
     Ser 2003-KEY1, Cl A3
        4.893%, 11/12/35                                   480            490
   Merrill Lynch Mortgage Trust,
     Ser 2005-GGP1, Cl A
        4.099%, 11/15/10                                 2,225          2,228
   Metropolitan Asset Funding,
     Ser 1997-B, Cl A1D (C)
        7.130%, 03/20/12                                   806            805
   Mid-State Trust, Ser 11, Cl A1
        4.864%, 07/15/38                                 4,284          4,222
   Money Store SBA Loan Trust,
     Ser 1999-1, Cl A (F)
        2.932%, 07/15/25                                   378            375
   Morgan Stanley Capital I,
     Ser 2004-HQ4, Cl A2
        3.920%, 04/14/40                                 1,380          1,370
   Morgan Stanley Dean Witter Capital,
     Ser 2000-LIFE, Cl A2
        7.570%, 11/15/36                                 3,500          3,928
   Morgan Stanley, Ser 2003-NC8,
     Cl A2 (F)
        3.450%, 09/25/33                                 3,986          4,004


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Nationslink Funding,
     Ser 1999-1, Cl 2
        6.316%, 01/20/31                              $  6,553     $    6,923
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39                                 3,000          3,076
   Novastar Home Equity Loan,
     Ser 1998-2, Cl A2 (F)
        3.420%, 08/25/28                                   496            496
   Novastar Home Equity Loan,
     Ser 2005-2, Cl A2B (F)
        3.240%, 06/27/35                                 1,218          1,218
   Oakwood Mortgage Investors,
     Ser 2002-C, Cl A, IO (H)
        6.000%, 08/15/10                                 9,031          1,662
   Oncor Electric Delivery
     Transition Bond,
     Ser 2003-1, Cl A2
        4.030%, 02/15/12                                 3,130          3,120
   Option One Mortgage Loan Trust,
     Ser 2001-4, Cl A (F)
        3.390%, 01/25/32                                 1,587          1,587
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (F) (J) (L)
        3.370%, 11/18/05                                19,217         19,217
   Origen Manufactured Housing,
     Ser 2002-A, Cl A1 (F)
        3.330%, 05/15/32                                   120            120
   PNC Mortgage Acceptance,
     Ser 2000-C2, Cl A2
        7.300%, 10/12/33                                 2,016          2,258
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (F) (J) (L)
        3.140%, 11/25/05                                31,620         31,620
   RMAC, Ser 2004-NS2A,
     Cl A1 (F) (J) (L)
        3.080%, 06/13/05                                 3,503          3,503
   RMAC, Ser 2004-NS3A,
     Cl A1 (F) (J) (L)
        3.090%, 06/12/05                                 8,261          8,261
   Renaissance Home Equity Loan Trust,
     Ser 2004-3, Cl AF-2
        3.574%, 11/25/34                                 7,000          6,925
   Residential Asset Mortgage Products,
     Ser 2003-RS3, Cl AII (F)
        3.450%, 04/25/33                                   781            784
   Residential Asset Mortgage Products,
     Ser 2003-RZ4, Cl A1 (F)
        3.240%, 06/25/24                                   361            361
   Residential Asset Mortgage Products,
     Ser 2004-SL1, Cl A8
        6.500%, 11/25/31                                 4,718          4,870
   Residential Asset Mortgage Products,
     Ser 2004-SL3, Cl A2
        6.500%, 12/25/31                                 7,066          7,267

--------------------------------------------------------------------------------
80            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Residential Asset Securities,
     Ser 2002-KS7, Cl A2 (F)
        3.460%, 11/25/32                              $  4,777     $    4,792
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 2A1 (F)
        5.257%, 12/25/34                                 9,207          9,316
   Residential Funding Mortgage Securities,
     Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25                                 5,669          5,741
   SASC, Ser 2003-AL2, Cl A (C)
        3.357%, 01/25/31                                 3,595          3,410
   Salomon Brothers Mortgage Securities
     VII, Ser 2002-KEY2, Cl A3
        4.865%, 03/18/36                                   597            607
   Salomon Brothers Mortgage Securities,
     Ser 2000-C3, Cl A2
        6.592%, 12/18/33                                 4,190          4,578
   Saturn Ventures II (F) (J) (L)
        3.150%, 08/08/05                                21,825         21,825
   Start, Ser 2003-1, Cl X
        1.620%, 01/21/10                                 5,961          5,943
   Start, Ser 2003-2, Cl X (F)
        2.480%, 01/21/09                                 6,950          6,909
   Structured Asset Investment Loan Trust,
     Ser 2005-1, Cl A4 (C) (F)
        3.320%, 02/25/35                                 2,247          2,250
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (F) (J) (L)
        3.131%, 03/28/06                                12,696         12,696
   Terwin Mortgage Trust, Ser 2004-9HE,
     Cl A2 (C) (F)
        3.250%, 09/25/34                                 5,926          5,925
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C6, Cl A4
        5.125%, 08/15/35                                 1,728          1,784
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C12, Cl A2
        5.001%, 07/15/41                                 1,890          1,942
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C16, Cl APB
        4.692%, 10/15/41                                 1,658          1,674
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C17, Cl A4
        5.083%, 03/15/42                                 2,788          2,881
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C18, Cl APB
        4.807%, 04/15/42                                 1,226          1,246
   Washington Mutual Mortgage,
     Ser 2003-MS1, Cl 1A
        5.000%, 02/25/18                                 2,248          2,256
   Washington Mutual Mortgage,
     Ser 2003-MS2, Cl 3A1
        5.000%, 03/25/18                                 7,515          7,548


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual, Ser 2002-AR18,
     Cl A (F)
        4.140%, 01/25/33                              $  4,261     $    4,263
   Washington Mutual, Ser 2004-AR10,
     Cl A2A (F)
        3.313%, 07/25/44                                 9,431          9,413
   Wells Fargo, Ser 2003-3, Cl 1A21
        5.250%, 04/25/33                                 2,705          2,717
   Wells Fargo, Ser 2004-H, Cl A-1 (F)
        4.532%, 06/25/34                                 8,132          8,077
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMMB (F) (J) (L)
        3.040%, 06/15/05                                 4,915          4,915
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMMC (F) (J) (L)
        3.030%, 09/15/05                                 3,539          3,539
                                                                   ----------
                                                                      816,442
                                                                   ----------
OTHER ASSET-BACKED SECURITIES -- 0.7%
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (C) (F)
        3.570%, 08/15/25                                 4,800          2,824
   MSDWCC Heloc Trust, Ser 2005-1,
     Cl A (F)
        3.280%, 07/25/17                                 2,157          2,157
   Massachusetts RRB Special Purpose
     Trust, Ser 2005-1, Cl A2
        3.780%, 09/15/10                                 1,340          1,334
   Peco Energy Transition Trust,
     Ser 1999-A, Cl A6
        6.050%, 03/01/09                                 1,034          1,059
   SLM Student Loan Trust, Ser 2003-4,
     Cl A2 (F)
        3.050%, 12/17/12                                 7,182          7,182
   SLM Student Loan Trust, Ser 2003-4,
     Cl A5B (C)
        3.390%, 03/15/33                                 1,175          1,140
   SLM Student Loan Trust, Ser 2004-1,
     Cl A2 (F)
        3.301%, 07/25/18                                 1,529          1,535
   SLM Student Loan Trust, Ser 2004-9,
     Cl A1 (F)
        3.151%, 10/26/09                                 5,394          5,392
   Stingray Pass-Through Trust (C)
        5.902%, 01/12/15                                 4,300          4,367
   Structured Asset Investment Loan
     Trust, Ser 2005-5, Cl A2 (F)
        3.180%, 06/25/35                                 1,216          1,216
                                                                   ----------
                                                                       28,206
                                                                   ----------
Total Asset-Backed Securities
   (Cost $1,077,484) ($ Thousands)                                  1,071,991
                                                                   ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            81

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 21.5%
   FHLMC
        9.750%, 10/01/14                              $     22     $       22
        8.500%, 09/01/08 to 04/01/09                       158            164
        7.500%, 11/01/17 to 06/01/32                     1,897          2,035
        7.000%, 11/01/15 to 06/01/32                     2,288          2,417
        6.500%, 10/01/16 to 05/01/18                     6,494          6,768
        6.000%, 03/01/11 to 06/13/35                    12,349         12,799
        5.500%, 09/01/13 to 04/01/34                    56,261         57,591
        5.000%, 06/01/11 to 06/13/35                    36,322         36,621
        4.500%, 04/01/19 to 05/01/20                    15,292         15,237
        4.000%, 05/01/19 to 10/01/33                     2,651          2,511
   FHLMC TBA
        5.500%, 06/16/20 to 06/01/25                     6,116          6,267
        5.000%, 06/15/18                                35,900         36,304
   FNMA
        8.000%, 04/01/08 to 07/01/31                     1,596          1,709
        7.500%, 06/01/27 to 04/01/31                        26             28
        7.000%, 03/01/09 to 07/01/32                     9,155          9,643
        6.500%, 12/01/12 to 04/01/34                    16,614         17,297
        6.000%, 11/01/12 to 09/01/34                    17,970         18,513
        5.500%, 05/01/13 to 08/01/34                    92,196         93,755
        5.000%, 08/01/11 to 03/01/34                    40,643         40,886
        4.890%, 04/01/12                                 3,218          3,296
        4.518%, 04/01/09                                 1,941          1,964
        4.500%, 11/25/14 to 09/01/33                    16,816         16,775
        4.000%, 08/01/10 to 10/01/18                     2,364          2,335
        3.500%, 10/25/31                                 5,815          5,543
   FNMA TBA
        6.500%, 06/01/32 to 07/14/35                    86,852         90,208
        6.000%, 06/16/20 to 06/13/35                    49,200         50,541
        5.500%, 06/01/18 to 06/13/35                    59,996         61,024
        5.000%, 07/01/18 to 06/25/35                    57,284         57,386
        4.000%, 06/16/20                                   600            586
   GNMA
        9.500%, 12/15/20                                    33             37
        7.000%, 04/15/26 to 09/15/34                    15,545         16,481
        6.500%, 06/15/11 to 11/15/31                     1,794          1,885
        6.000%, 03/15/14 to 02/15/35                   120,185        124,292
        5.500%, 04/15/14 to 12/15/32                     2,057          2,125
        5.000%, 05/15/33 to 02/15/35                    35,836         36,147
   GNMA TBA
        6.500%, 06/19/33                                28,800         30,159
        6.000%, 06/01/33 to 06/20/35                    32,000         33,040
        5.500%, 06/20/35                                 4,600          4,696
        5.000%, 06/01/33                                20,000         20,138
                                                                   ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $915,393) ($ Thousands)                                      919,225
                                                                   ----------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.9%
   FHLB
        3.625%, 11/14/08                              $    100     $       99
        2.967%, 06/17/05 (E) (K)                        13,150         13,134
        2.967%, 06/22/05 (E)                            10,480         10,467
        2.950%, 06/01/05 (E)                            15,400         15,400
   FHLMC
        6.625%, 09/15/09 (K)                            18,219         20,109
        5.000%, 07/15/14 (K)                             6,609          6,957
        4.625%, 05/28/13 (K)                             2,450          2,419
        4.500%, 12/16/10 (K)                             5,075          5,068
        3.567%, 02/01/37 (F)                             6,844          6,828
        3.034%, 07/26/05 (E)                             3,000          2,986
        2.970%, 06/29/05 (E) (K)                         4,765          4,754
   FHLMC CMO, Ser 1, Cl Z
        9.300%, 04/15/19                                    64             63
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21                                 1,156          1,158
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21                                   670            671
   FHLMC CMO, Ser 1611, Cl Z
        6.500%, 11/15/23                                 8,753          9,294
   FHLMC CMO, Ser 1983, Cl Z
        6.500%, 12/15/23                                 1,661          1,723
   FHLMC CMO, Ser 2043, Cl CJ
        6.500%, 04/15/28                                 4,933          5,158
   FHLMC CMO, Ser 2389, Cl CD
        6.000%, 03/15/16                                 6,277          6,420
   FHLMC CMO, Ser 2480, Cl QJ
        6.000%, 02/15/30                                   639            640
   FHLMC CMO, Ser 2542, Cl ES
        5.000%, 12/15/17                                 3,680          3,763
   FHLMC CMO, Ser 2544, Cl IW, IO
        5.500%, 03/15/26                                 4,400            308
   FHLMC CMO, Ser 2579, Cl PI, IO
        5.500%, 03/15/27                                 3,162            234
   FHLMC CMO, Ser 2588, Cl IG, IO
        5.500%, 03/15/32                                 7,425            947
   FHLMC CMO, Ser 2621, Cl LJ, IO
        5.500%, 12/15/26                                 2,975            320
   FHLMC CMO, Ser 2625, Cl Z, IO
        5.000%, 12/15/31                                 3,152            400
   FHLMC CMO, Ser 2631, Cl IJ, IO
        5.000%, 10/15/26                                 2,150            341
   FHLMC CMO, Ser 2645, Cl MK
        3.500%, 07/15/22                                 1,946          1,918
   FHLMC CMO, Ser 2682, Cl WK
        3.000%, 01/15/21                                 2,089          2,060
   FHLMC CMO, Ser 2692, Cl YB
        3.500%, 05/15/16                                 3,016          2,988
   FHLMC CMO, Ser 2731, Cl PK
        3.500%, 05/15/26                                 3,655          3,600

--------------------------------------------------------------------------------
82            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2733, Cl ME
        5.000%, 01/15/34                              $  6,302     $    6,291
   FHLMC CMO, Ser 2736, Cl DB
        3.300%, 11/15/26                                 3,986          3,893
   FHLMC CMO, Ser 2808, Cl PG
        5.500%, 04/15/33                                 4,729          4,836
   FHLMC CMO, Ser 2809, Cl HX, IO
        6.000%, 10/15/24                                 5,150            440
   FHLMC CMO, Ser 2825, Cl PM
        5.500%, 03/15/30                                10,671         10,885
   FHLMC CMO, Ser 2825, Cl QM
        5.500%, 03/15/30                                 2,544          2,599
   FHLMC CMO, Ser 2833, Cl JD
        5.500%, 09/15/29                                   113            116
   FHLMC CMO, Ser 2841, Cl YA
        5.500%, 07/15/27                                 9,057          9,251
   FHLMC CMO, Ser 2845, Cl PI, IO
        5.500%, 02/15/32                                 6,488            692
   FHLMC CMO, Ser 2864, Cl NA
        5.500%, 01/15/31                                 5,400          5,565
   FHLMC CMO, Ser 2957, Cl KJ
        4.500%, 10/15/24                                 8,261          8,284
   FHLMC CMO, Ser 2958, Cl MD
        5.500%, 01/15/31                                 2,842          2,930
   FHLMC CMO, Ser 2960, Cl EH
        4.500%, 05/15/24                                 1,963          1,969
   FHLMC CMO, Ser 2961, Cl PW
        5.500%, 10/15/30                                 1,082          1,137
   FHLMC CMO, Ser 2962, Cl CJ
        5.500%, 11/15/23                                11,490         11,741
   FHLMC CMO, Ser 2963, Cl Wl
        4.500%, 07/15/25                                 3,754          3,765
   FHLMC CMO, Ser 2966, Cl XC
        5.500%, 01/15/31                                 1,523          1,586
   FHLMC CMO, Ser 2968, Cl PD
        5.500%, 01/15/31                                 1,772          1,879
   FHLMC CMO, Ser 2971, Cl KR
        5.500%, 05/15/34                                 2,880          2,957
   FHLMC CMO, Ser 2971, Cl PE
        4.500%, 05/15/34                                 9,219          9,294
   FHLMC CMO, Ser 2972, Cl UD
        5.500%, 05/15/34                                 1,792          1,830
   FHLMC CMO, Ser 2972, Cl UG
        5.500%, 05/15/34                                 4,305          4,377
   FHLMC CMO, Ser 2972, Cl WK
        4.500%, 04/15/29                                 3,862          3,867
   FHLMC CMO, Ser 2973, Cl EB
        5.500%, 04/15/35                                 4,975          5,159
   FHLMC CMO, Ser 2975, Cl OA
        5.500%, 06/15/26                                12,384         12,667
   FHLMC CMO, Ser 2975, Cl OE
        5.500%, 10/15/31                                 7,421          7,564

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2975, Cl PB
        5.500%, 02/15/24                              $  4,709     $    4,810
   FHLMC CMO, Ser 2975, Cl PJ
        5.500%, 05/01/35                                 2,371          2,427
   FHLMC CMO, Ser 2982, Cl LC
        4.500%, 01/15/25                                 5,448          5,463
   FHLMC, Ser 2544, Cl Ml
        5.000%, 04/15/12                                 1,458          1,475
   FHLMC, Ser 2631, Cl MT
        3.500%, 01/15/22                                 2,392          2,362
   FHLMC, Ser 2825, Cl QN
        5.500%, 09/15/32                                 8,628          8,813
   FNMA
        7.125%, 06/15/10 (K)                             5,300          6,029
        6.625%, 09/15/09 (K)                             7,255          7,990
        6.125%, 03/15/12 (K)                             5,220          5,814
        6.000%, 05/15/11 (K)                             4,760          5,219
        5.500%, 03/15/11 (K)                             4,650          4,971
        5.125%, 05/27/15                                 3,950          3,995
        3.250%, 01/15/08 (K)                             8,397          8,283
        3.125%, 03/16/09 (K)                             3,090          2,991
        3.100%, 04/04/07 (K)                             9,703          9,581
        3.000%, 03/02/07 (K)                            11,125         10,975
        2.920%, 08/15/07 (E)                             3,100          3,098
        2.875%, 04/26/07                                 1,928          1,895
        2.783%, 06/29/05 (B) (E)                         1,840          1,836
        2.750%, 03/15/07 (F)                             4,645          4,571
        2.710%, 01/30/07                                16,675         16,389
        2.350%, 04/29/06                                 1,625          1,606
        2.350%, 04/05/07 (A) (K)                         8,070          7,861
        2.200%, 12/04/06 (K)                            12,026         11,755
        1.750%, 06/16/06                                   960            941
   FNMA CMO, Ser 1999-11, Cl Z
        5.500%, 03/25/29                                 6,059          6,102
   FNMA CMO, Ser 2001-60, Cl JZ
        6.000%, 03/25/31                                   892            903
   FNMA CMO, Ser 2002-22, Cl PE
        6.500%, 11/25/30                                   877            882
   FNMA CMO, Ser 2002-94, Cl BJ, IO
        5.500%, 04/25/16                                 1,121            103
   FNMA CMO, Ser 2003-113, Cl PN
        3.500%, 02/25/13                                 2,656          2,635
   FNMA CMO, Ser 2003-35, Cl BC
        5.000%, 05/25/18                                 1,750          1,785
   FNMA CMO, Ser 2003-76, Cl DE
        4.000%, 09/25/31                                 8,148          7,931
   FNMA CMO, Ser 2003-87, Cl TJ
        4.500%, 09/25/18                                 2,475          2,443
   FNMA CMO, Ser 2003-92, Cl KQ
        3.500%, 06/25/23                                 4,485          4,411
   FNMA CMO, Ser 2004-88, Cl HA
        6.500%, 07/25/34                                 3,363          3,536

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            83

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2004-99, Cl AO
        5.500%, 01/25/34                              $  5,325     $    5,468
   FNMA CMO, Ser 2005-3, Cl AP
        5.500%, 02/25/35                                 4,420          4,570
   FNMA CMO, Ser 2005-92, Cl NM
        3.500%, 04/25/13                                 1,993          1,966
   FNMA CMO, Ser 342, Cl 2, IO
        6.000%, 09/01/33                                 4,326            753
   GNMA (F)
        3.750%, 05/20/34                                 8,275          8,161
   GNMA CMO, Ser  2001-18, Cl WH (F)
       18.246%, 04/20/31                                   537            634
   GNMA CMO, Ser  2002-51, Cl SG (F)
       19.110%, 04/20/31                                   485            601
   GNMA CMO, Ser 2003-58, Cl LG, IO
        5.500%, 05/17/29                                 3,000            550
   GNMA CMO, Ser 2003-66, Cl WU
        3.750%, 03/20/26                                 2,025          2,003
   GNMA CMO, Ser 2003-82, Cl IO, IO
        5.500%, 03/20/29                                 8,897            808
   GNMA CMO, Ser 2004-80, Cl IP, IO
        5.500%, 07/20/34                                10,512          1,183
   GNMA CMO, Ser 2004-87, Cl LI, IO
        5.000%, 12/20/28                                10,699          1,078
   SBA CMO,
     Ser 2003-P10A, Cl 1
        4.524%, 02/10/13                                 4,315          4,333
   TVA (K)
        7.125%, 05/01/30                                 3,440          4,634
                                                                   ----------
Total U.S. Government Agency Obligations
   (Cost $462,566) ($ Thousands)                                      464,424
                                                                   ----------

COMMERCIAL PAPER -- 4.4%
FINANCIALS -- 4.3%
   Ajax Bambino Funding (A) (L)
        3.119%, 07/06/05                                19,662         19,602
   Altimira Funding (A) (L)
        3.004%, 06/16/05                                 2,561          2,558
   Beethoven Funding (L)
        3.109%, 07/05/05                                 9,831          9,802
        3.013%, 06/13/05                                 9,883          9,873
   Brahms Funding (A) (L)
        3.000%, 06/02/05                                25,356         25,354
   Capital One Multi-Asset Funding (A) (L)
        3.025%, 06/20/05                                 7,865          7,852
        3.002%, 06/07/05                                 6,882          6,878
   Cobbler Funding (A) (L)
        3.057%, 06/28/05                                 3,598          3,590
   Cre-8 Funding (A) (L)
        3.106%, 06/23/05                                 6,882          6,869
   Danske (A)
        3.040%, 06/01/05                                 7,728          7,728


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   General Electric Capital (A)
        3.020%, 06/24/05                              $ 14,950     $   14,921
   Golden Fish (A) (L)
        3.066%, 06/22/05                                10,233         10,215
        3.065%, 06/20/05                                 6,385          6,375
        3.055%, 06/21/05                                 2,949          2,944
        3.053%, 06/14/05                                 7,907          7,898
   IBM
        3.923%, 06/27/01                                 8,465          8,464
   National Rural Utilities (A)
        3.038%, 06/16/05                                12,550         12,534
   Rams Funding (A) (L)
        3.121%, 06/06/05                                 9,831          9,827
   UBS Finance Delaware (A)
        3.040%, 06/01/05                                11,040         11,040
                                                                   ----------
                                                                      184,324
                                                                   ----------
INDUSTRIALS -- 0.1%
   Alcoa (A)
        3.048%, 06/21/05                                 4,805          4,797
                                                                   ----------
Total Commercial Paper
   (Cost $189,094) ($ Thousands)                                      189,121
                                                                   ----------

MASTER NOTES (L) -- 1.7%
   Bank of America Master Notes
        3.143%, 06/01/05                                49,154         49,154
   Bear Stearns Master Notes
        3.234%, 06/01/05                                23,594         23,594
                                                                   ----------
Total Master Notes
   (Cost $72,748) ($ Thousands)                                        72,748
                                                                   ----------

CERTIFICATES OF DEPOSIT -- 1.1%
   State Street Bank & Trust (F)
        2.920%, 12/11/06                                 2,325          2,325
   SunTrust Bank
        4.415%, 06/15/09                                 1,285          1,292
        3.040%, 06/02/09 (F)                             1,350          1,351
   U.S. Trust (F) (L)
        3.215%, 09/14/05                                19,662         19,662
   Washington Mutual Bank (F) (L)
        3.270%, 08/18/05                                23,201         23,201
                                                                   ----------
Total Certificates of Deposit
   (Cost $47,824) ($ Thousands)                                        47,831
                                                                   ----------

FOREIGN BONDS -- 0.3%
   Bundesrepub Deutschland
        4.750%, 07/04/34                                 1,375          1,974
        4.000%, 01/04/37                                 5,450          6,968
   Petro-Canada
        5.950%, 05/15/35                                 1,650          1,683
                                                                   ----------
Total Foreign Bonds
   (Cost $10,617) ($ Thousands)                                        10,625
                                                                   ----------

--------------------------------------------------------------------------------
84            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                         Shares/Face Amount     Market Value
Description                          ($ Thousands)/Contracts    ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS  -- 0.1%
   Evergreen Select Money
     Market Fund                                       528,714     $      529
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+                       41,770             42
                                                                   ----------
Total Cash Equivalents
   (Cost $571) ($ Thousands)                                              571
                                                                   ----------

MUNICIPAL BOND -- 0.0%
   Fort Irwin, California, GO (C)
        5.300%, 12/15/35                               $ 1,395          1,395
   Los Angeles County, California Taxable
     Pension Obligation, Ser D, RB,
     MBIA (E)
        8.029%, 06/30/10                                   650            518
                                                                   ----------
Total Municipal Bond
   (Cost $1,830) ($ Thousands)                                          1,913
                                                                   ----------

PURCHASED OPTIONS -- 0.0%
   90 Days Euro Futures Call, Expires
     9/19/05, Strike Price $96                             152            104
   September 2005 Ten Year Treasury Note
     Futures Call Expires 08/26/05,
     Strike Price $115                                     330            155
                                                                   ----------
Total Purchased Options
   (Cost $443) ($ Thousands)                                              259
                                                                   ----------

REPURCHASE AGREEMENTS -- 12.4%
   Barclays Capital
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $30,943,896
     (collateralized by U.S. Government
     Obligation, par value $32,204,353,
     0.000%, 12/28/05; with total market
     value $31,560,266) (L)                             30,941         30,941
   Lehman Brothers
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $24,579,248
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $297,875-
     $14,843,432, 0.000%-4.375%,
     10/15/06-10/15/16; with total
     market value $25,069,610)(L)                       24,577         24,577

--------------------------------------------------------------------------------
                                                 Face Amount     Market Value
Description                          ($ Thousands)/Contracts    ($ Thousands)
--------------------------------------------------------------------------------
   Nomura
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $337,628,508
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $15,000,000-
     $50,000,000, 0.000%-7.000%,
     06/07/05-05/15/11; with total
     market value $344,352,000)                       $337,600     $  337,600
   UBS Paine Webber
     3.050%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $137,643,825
    (collateralized by various
     U.S. Government Obligations,
     ranging in par value $5,744,177-
     $36,965,050, 0.000%-8.875%,
     04/15/07-05/15/30; with total
     market value $140,385,283)(L)                     137,632        137,632
                                                                   ----------
Total Repurchase Agreements
   (Cost $530,750) ($ Thousands)                                      530,750
                                                                   ----------
Total Investments -- 141.3%
   (Cost $5,974,757) ($ Thousands)                                 $6,028,261
                                                                   ----------

WRITTEN OPTIONS -- 0.0%
   September 2005 90 Day Euro Call,
     Expires 09/19/05, Strike Price $96.25                (176)           (47)
   September 2005 90 Day Euro Put,
     Expires 09/19/05, Strike Price $96.25                (176)           (41)
   September 2005 Ten Year Treasury
     Note Call, Expires 08/26/05,
     Strike Price $110                                    (130)          (451)
   September 2005 Ten Year Treasury Note
     Call, Expires 08/26/05,
     Strike Price $112                                    (176)          (333)
   September 2005 Ten Year Treasury Note
     Call, Expires 08/26/05,
     Strike Price $113                                    (125)          (158)
   September 2005 Ten Year Treasury Note
     Put, Expires 08/26/05,
     Strike Price $105                                     (43)            (1)
   September 2005 Ten Year Treasury Note
     Put, Expires 08/26/05,
     Strike Price $110                                    (126)           (27)
   September 2005 Ten Year Treasury Note
     Put, Expires 08/26/05,
     Strike Price $106                                    (192)            (3)
                                                                   ----------
Total Written Options
   (Premium Received $(627)) ($ Thousands)                         $   (1,061)
                                                                   ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            85

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

A summary of the open futures contracts held by the fund at May 31, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                  UNREALIZED
                                          CONTRACT               APPRECIATION
    TYPE OF                  NUMBER OF     VALUE     EXPIRATION (DEPRECIATION)
   CONTRACT                  CONTRACTS  ($ THOUSANDS)   DATE     ($ THOUSANDS)
--------------------------------------------------------------------------------
Euro-BOBL                       (244)     $ 27,989    06/08/05    $  (721)
90 Day Euro$                   1,225       294,812    09/21/05       (759)
90 Day Euro$                      60        14,408    03/15/06         77
U.S. 10 Year Agency Note         (32)       (3,611)   06/23/05        (36)
U.S. 10 Year Agency Note         188        21,294    09/23/05         72
U.S. 5 Year Note                 (96)      (10,472)   06/23/05         40
U.S. 5 Year Note                (259)      (28,170)   09/23/05        (54)
U.S. Long Treasury Bond           18         2,114    06/23/05        111
U.S. Long Treasury Bond         (588)      (69,053)   09/23/05       (524)
                                                                  -------
                                                                  $(1,794)

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at May 31, 2005 (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
               Currency to      Currency to                          Unrealized
Maturity           Deliver          Receive    Contract Value      Appreciation
  Date         (Thousands)     ($ Thousands)    ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
07/26/05  EUR        6,923    USD     $9,085          $8,562              $523


At May 31, 2005 there was the following Credit Default Swap agreements outstanding (See Note 2 in Notes to Financial Statements).
--------------------------------------------------------------------------------
                                                       Notional   Net Unrealized
                                      Expiration         Amount     Depreciation
Description                                 Date  ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Receive fixed rate of 1.900% and
     pay floating par in event of
     default on GSAMP Trust,
     Ser 2005-HE1, Cl B2,
     5.014%, 02/02/13
     (Counter Party: Citibank)          02/02/13            600             (15)
   Receive fixed rate of 1.900% and
     pay floating par in event of
     default on ACE Securities Corp.,
     Ser 2004-RM2, Cl B1,
     5.014%, 01/25/35
     (Counter Party: Citibank)          01/25/35            600             (15)
   Receive fixed rate of 3.350% and
     pay floating par in event of
     default on Aegis Asset Backed
     Securities Trust, Ser 2004-5,
     Cl B3, 6.814%, 12/25/34
     (Counter Party: Citibank)          12/25/34            600             (30)
   Receive fixed rate of 2.050% and
     pay floating par in event of
     default on Ameriquest Mortgage
     Securities Inc., Ser 2004-R6,
     Cl M3, 5.464%, 07/25/34
     (Counter Party: Citibank)          07/25/34            600             (12)
   Receive fixed rate of 1.950% and
     pay floating par in event of
     default on CDC Mortgage Capital
     Trust, Ser 2004-HE3, Cl B2,
     5.264%, 11/25/34
     (Counter Party: Citibank)          11/25/34            600             (12)
   Receive fixed rate of 1.900% and
     pay floating par in event of
     default on Countrywide Asset-
     Backed  Certificates, Ser 2004-12,
     Cl MV8, 5.114%, 11/25/34
     (Counter Party: Citibank)          11/25/34            600             (15)
   Receive fixed rate of 2.050% and
     pay floating par in event of
     default on Countrywide Asset-
     Backed Certificates, Ser 2004-6,
     Cl M8, 5.514%, 05/25/34
     (Counter Party: Citibank)          05/25/34            600             (18)
   Receive fixed rate of 2.000% and
     pay floating par in event of
     default on Countrywide Asset-
     Backed Certificates, Ser 2004-ECC2,
     Cl M8, 5.464%, 06/25/34
     (Counter Party: Citibank)          06/25/34          1,000             (25)
   Receive fixed rate of 3.000% and
     pay floating par in event of
     default on Countrywide Asset-
     Backed Certificates, Ser 2004-ECC1,
     Cl B, 4.814%, 01/25/34
     (Counter Party: Citibank)          01/25/34          1,000             (35)
   Receive fixed rate of 3.050% and
     pay floating par in event of
     default on Home Equity Asset
     Trust, Ser 2004-8, Cl B3,
     6.414%, 03/25/35
     (Counter Party: Citibank)          03/25/35            600             (25)


--------------------------------------------------------------------------------
                                                       Notional   Net Unrealized
                                      Expiration         Amount    Depreciation
Description                                 Date  ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Receive fixed rate of 2.030% and
     pay floating par in event of
     default on Long Beach Mortgage
     Loan Trust, Ser 2004-2, Cl M6,
     5.564%, 06/25/34
     (Counter Party: Citibank)          06/25/34            600             (13)

   Receive fixed rate of 2.100% and
     pay floating par in event of
     default on Masters Asset Backed
     Securities Trust, Ser 2004-WMC2,
     Cl M5, 5.714%, 04/25/34
     (Counter Party: Citibank)          04/25/34            600             (10)

   Receive fixed rate of 2.050% and
     pay floating par in event of
     default on Morgan Stanley ABS
     Equity I, Ser 2004-HE6, Cl B2,
     5.264%, 08/25/34
     (Counter Party: Citibank)          08/25/34            600             (17)

   Receive fixed rate of 2.070% and
     pay floating par in event of
     default on Morgan Stanley ABS
     Equity I, Ser 2004-NC5, Cl B2,
     5.564%, 05/25/34
     (Counter Party: Citibank)          05/25/34            600             (12)

   Receive fixed rate of 2.900% and
     pay floating par in event of
     default on New Century Home
     Equity Loan Trust, Ser 2004-4,
     Cl M9, 6.014%, 02/25/35
     (Counter Party: Citibank)          02/25/35          1,000             (39)

   Receive fixed rate of 1.900% and
     pay floating par in event of
     default on Residential Asset
     Securities Corporation,
     Ser 2004-KS10, Cl M5,
     5.164%, 11/25/34
     (Counter Party: Citibank)          11/25/34            600             (13)
--------------------------------------------------------------------------------

                                                                          $(306)
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $4,265,249,459.

+ See Note 3 in Notes to Financial Statements.
(A)  The rate reflected is th effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(D)  Treasury Inflation Index Notes.
(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2005.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on May 31, 2005. The coupon on a step bond changes on a specified date.
(H) Securities considered illiquid. The total value of such securities as of May 31, 2005 was $4,585 ($ Thousands) and represents 0.1% of Net Assets.
(I)  Security in default on interest payments.
(J) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
     Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(K) This security or a partial position of this security is on loan at May 31, 2005 (see Note 9). The total value of securities on loan at May 31, 2005 was $1,265,666 ($ Thousands).
(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of May 31, 2005 was $1,308,199 ($ Thousands). (See Note 9).
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
EXL -- Extendable Maturity
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
IO -- Interest Only Security
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Limited Company
RB -- Revenue Bond
SBA -- Small Business Administration
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TVA -- Tennessee Valley Authority
USD -- U.S. Dollar
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part. of the financial statements.

--------------------------------------------------------------------------------
86            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




Long Duration Fund
May 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)++:
52.2%   Asset-Backed Securities
15.5%   Financials
13.4%   U.S Government Agency Obligations
 5.7%   U.S. Treasury Obligations
 5.0%   Consumer Discretionary
 2.3%   Utilities
 1.9%   Industrials
 1.9%   U.S. Government Mortgage-Backed Obligations
 1.3%   Telecommunication Services
 0.8%   Short-Term Investments
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 52.4%
MORTGAGE RELATED SECURITIES -- 52.4%
   Ace Securities, Ser 2004-FM2,
     Cl A2A (B)
        3.250%, 06/25/34                                $  924        $   924
   Ameriquest Mortgage Securities,
     Ser 2003-1, Cl M2 (B)
        4.940%, 02/25/33                                 1,000          1,014
   Amortizing Residential Collateral Trust,
     Ser 2000-BC2,  Cl A2 (B)
        3.330%, 04/25/30                                   535            534
   Amortizing Residential Collateral Trust,
     Ser 2002-BC4, Cl M2 (B)
        4.240%, 07/25/32                                 1,000          1,013
   Bayview Financial Acquisition Trust,
     Ser 2005-A, Cl A1 (B)
        3.560%, 02/28/40                                   700            700
   Bayview Financial Acquisition Trust,
     Ser 2005-B, Cl 1A1 (B)
        4.443%, 04/28/39                                   935            935
   Bear Stearns Asset-Backed Securities,
     Ser 2004-FR3, Cl 1A1 (B)
        3.340%, 02/25/30                                 1,071          1,072
   Centex Home Equity, Ser 2002-C,
     Cl M2 (B)
        4.240%, 09/25/32                                 1,000          1,005
   Centex Home Equity, Ser 2002-D,
     Cl M2 (B)
        5.140%, 12/25/32                                   635            645
   Centex Home Equity, Ser 2005-A,
     Cl AV1 (B)
        3.210%, 08/25/27                                 1,143          1,143
   Chase Funding Mortgage Loan,
     Ser 2001-4, Cl 2M2 (B)
        4.490%, 11/25/31                                   171            173
   Citigroup Mortgage Loan Trust,
     Ser 2003-1, Cl WA2
        6.500%, 10/25/33                                   197            202


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup Mortgage Loan Trust,
     Ser 2004-2, Cl 2A1
        6.500%, 08/25/33                                $  870        $   891
   Countrywide Alternative Loan Trust,
     Ser 2005-24, Cl 1A1 (B)
        3.814%, 07/20/35                                 1,095          1,106
   Countrywide Asset-Backed Certificates,
     Ser 2003-BC1, Cl M1 (B)
        4.010%, 12/25/32                                 1,150          1,150
   Countrywide Asset-Backed Certificates,
     Ser 2005-1, Cl 3AV1 (B)
        3.180%, 07/25/35                                 1,307          1,308
   Countrywide Asset-Backed Certificates,
     Ser 2005-16, Cl 1A1 (B)
        3.992%, 06/25/35                                   974            990
   DSLA Mortgage Loan Trust,
     Ser 2004-AR1, Cl A2A (B)
        3.500%, 09/19/44                                   502            503
   Fremont Home Loan Trust,
     Ser 2004-4, Cl 2A1 (B)
        3.250%, 03/25/35                                 1,063          1,063
   Fremont Home Loan Trust,
     Ser 2004-4, Cl 2A2 (B)
        3.370%, 03/25/35                                   945            948
   GMAC Mortgage, Ser 2003-HE2, Cl A2
        3.140%, 06/25/25                                   654            650
   Greenpoint Mortgage Funding Trust,
     Ser 2005-HE2,  Cl A1 (B)
        3.264%, 04/15/30                                 1,075          1,075
   Harborview Mortgage Loan Trust,
     Ser 2004-8, Cl 2A4A (B)
        3.490%, 11/19/34                                   456            457
   Harborview Mortgage Loan Trust,
     Ser 2005-1, Cl X, IO (C)
        1.243%, 03/19/35                                 3,849            133
   Home Equity Asset Trust, Ser 2002-1,
     Cl M2 (B)
        4.490%, 11/25/32                                   680            690
   Household Mortgage Loan Trust,
     Ser 2002-HC1, Cl M (B)
        3.740%, 05/20/32                                   325            325
   Indymac Home Equity Loan Asset-Backed
     Trust, Ser 2002-A, Cl M1 (B)
        3.840%, 05/25/33                                   475            477
   Indymac Home Equity Loan Asset-Backed
     Trust, Ser 2002-A, Cl M2 (B)
        4.340%, 05/25/33                                   550            555
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2 IO (C)
        0.810%, 12/25/34                                 2,778            101
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR5, Cl 2A1B (B)
        3.490%, 08/25/34                                   574            575

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            87

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Long Duration Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR6, Cl 6A1 (B)
        5.528%, 10/25/34                                $  528        $   539
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR7, Cl A2 (B)
        3.520%, 09/25/34                                   568            569
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR8, Cl 2A2A (B)
        3.490%, 11/25/34                                   443            443
   Irwin Home Equity, Ser 2003-A,
     Cl M2 (B)
        5.240%, 10/25/27                                   475            486
   Irwin Home Equity, Ser 2005-A,
     Cl A1 (B)
        3.260%, 09/25/17                                 1,027          1,027
   Master Alternative Loans Trust,
     Ser 2003-3, Class 2A1
        8.500%, 05/25/33                                   761            790
   Master Seasoned Securities Trust,
     Ser 2005-1, Cl 4A1 (B)
        5.902%, 10/25/32                                 1,031          1,049
   Mid-State Trust, Ser 2004-1, Cl B
        8.900%, 08/15/37                                   627            678
   Morgan Stanley Capital I,
     Ser 2004-HE4, Cl A3 (B)
        3.290%, 05/25/34                                   598            598
   Morgan Stanley Dean Witter Capital,
     Ser 2002-HE1, Cl M2 (B)
        4.390%, 07/25/32                                 1,000          1,017
   Morgan Stanley Dean Witter Capital,
     Ser 2002-HE2, Cl M2 (B)
        4.340%, 08/25/32                                 1,000          1,007
   Ownit Mortgage Loan, Ser 2005-1,
     Cl A1 (B)
        3.220%, 09/25/35                                 1,243          1,243
   Residential Asset Mortgage Products,
     Ser 2004-RS11, Cl A2 (B)
        3.360%, 12/25/33                                   925            928
   Residential Funding Mortgage Securities,
     Ser 1999-HI8, Cl AI7 (D)
        7.970%, 11/25/29                                   838            848
   Saxon Asset Securities Trust, Ser 2004-3,
     Cl A3 (B)
        3.430%, 12/26/34                                   500            502
   Structure Adjustable Rate Mortgage Loan,
     Ser 2005-9, Cl 2A2A (B)
        3.747%, 05/25/35                                     1              1
   Washington Mutual, Ser 2000-1,
     Cl M2 (B)
        3.890%, 01/25/40                                   954            959
   Washington Mutual, Ser 2002-AR17,
     Cl 2A (B)
        3.566%, 11/25/42                                   747            754


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual, Ser 2004-AR10,
     Cl A2A (B)
        3.313%, 07/25/44                                $  454        $   453
   Washington Mutual, Ser 2004-AR12,
     Cl A4A (B)
        3.313%, 10/25/44                                   280            279
   Washington Mutual, Ser 2005-AR1,
     Cl A2A2 (B)
        3.313%, 01/25/45                                   676            676
   Washington Mutual, Ser 2005-AR2,
     Cl 2A21 (B)
        3.393%, 01/25/45                                   726            728
   Washington Mutual, Ser 2005-AR2,
     Cl 2A22 (B)
        3.283%, 01/25/45                                   956            956
   Washington Mutual, Ser 2005-AR6,
     Cl 2AB1 (B)
        3.280%, 04/25/45                                   990            990
                                                                      -------
Total Asset-Backed Securities
   (Cost $39,868) ($ Thousands)                                        39,877
                                                                      -------

CORPORATE OBLIGATIONS -- 21.4%
CONSUMER DISCRETIONARY -- 5.0%
   Alltel
        4.656%, 05/17/07                                   525            529
   DaimlerChrysler (B)
        3.200%, 03/07/07                                 1,375          1,367
   Ford Motor
        8.900%, 01/15/32                                   590            530
        7.450%, 07/16/31                                   360            301
   General Motors
        8.375%, 07/15/33                                   353            270
        8.250%, 07/15/23                                   870            662
   Rockwell Automation
        5.200%, 01/15/98                                   136            128
                                                                      -------
                                                                        3,787
                                                                      -------
FINANCIALS -- 10.9%
   Bank of America, Ser A (A)
        8.070%, 12/31/26                                 1,267          1,383
   BankBoston Capital Trust I, Ser B
        8.250%, 12/15/26                                   145            159
   Chase Capital II, Ser B (B)
        3.710%, 02/01/27                                   170            159
   Chase Capital III, Ser C (B)
        3.880%, 03/01/27                                   330            310
   Countrywide Financial (B)
        3.469%, 05/05/08                                   200            200
   Countrywide Home Loans MTN, Ser E
        6.935%, 07/16/07                                   690            726

--------------------------------------------------------------------------------
88            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston London (A) (B)
        9.650%, 03/24/10                                $  669        $   648
   Deutsche Bank Luxembourg (A)
        6.825%, 12/28/07                                   281            296
   EOP Operating (B)
        3.700%, 10/01/10                                   510            512
   Farmers Insurance Exchange Capital (A)
        8.625%, 05/01/24                                   160            198
   HSBC Capital Trust II (A)
        8.380%, 05/15/27                                     9             10
   Meridian Funding (A) (B)
        3.320%, 10/06/08                                   444            444
   Nationwide Mutual Insurance (A)
        6.600%, 04/15/34                                   305            317
   Pemex Finance
        8.020%, 05/15/07                                   600            624
   Power Receivables Financial (A)
        6.290%, 01/01/12                                   461            480
   Simon Property Group
        7.375%, 01/20/06                                   710            724
   Spieker Properties
        7.650%, 12/15/10                                   360            417
   Zurich Capital Trust I (A)
        8.376%, 06/01/37                                   600            655
                                                                      -------
                                                                        8,262
                                                                      -------
INDUSTRIALS -- 1.9%
   America West Airlines, Ser 01-1
        7.100%, 04/02/21                                   181            195
   American Airlines, Ser AMBC
        3.857%, 07/09/10                                   268            262
   Continental Airlines, Ser 00-2
        7.707%, 04/02/21                                   176            174
   Continental Airlines, Ser 2202-1,
     Cl G1 (B)
        3.718%, 08/15/11                                   142            142
   Continental Airlines, Ser AMBC
        6.236%, 03/15/20                                   110            117
   Delta Air Lines (B)
        3.911%, 01/25/08                                   509            510
   Delta Air Lines, Ser 02-1, Cl G-1
        6.718%, 01/02/23                                    41             42
   Northwest Airlines, Ser 00-1
        8.072%, 10/01/19                                    38             42
                                                                      -------
                                                                        1,484
                                                                      -------
TELECOMMUNICATION SERVICES -- 1.3%
   New England Telephone & Telegraph
        7.650%, 06/15/07                                   900            953
                                                                      -------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 2.3%
   Entergy Gulf States (B)
        3.310%, 12/01/09                                $  525        $   526
   Power Contract Financing (A)
        5.200%, 02/01/06                                   536            541
   Sempra Energy
        4.621%, 05/17/07                                   525            527
        3.754%, 05/21/08 (B)                               190            190
                                                                      -------
                                                                        1,784
                                                                      -------
Total Corporate Obligations
   (Cost $16,715) ($ Thousands)                                        16,270
                                                                      -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.5%
   FHLB (C)
        2.961%, 06/15/05                                   860            859
   FHLMC
        6.500%, 08/01/29                                   991          1,030
        2.970%, 06/29/05 (C)                             2,445          2,439
   FHLMC CMO, Ser 2459, Cl GE
        6.500%, 04/15/31                                   628            633
   FHLMC CMO, Ser 2469, Cl AK
        6.000%, 04/15/30                                   700            710
   FHLMC CMO, Ser 2748, Cl ZT
        5.500%, 02/15/24                                    77             79
   FHLMC, Ser 2391, Cl XE
        6.000%, 05/15/27                                   521            530
   FHLMC, Ser 2911, Cl Z
        5.000%, 06/15/32                                   826            830
   FNMA CMO, Ser 2001-13, Cl SA (B)
       11.424%, 11/25/17                                   687            715
   FNMA CMO, Ser 2001-48,  Cl PD
        6.500%, 06/25/20                                   783            795
   FNMA CMO, Ser 2003-122, Cl ZQ
        6.000%, 12/25/33                                   102            113
   FNMA CMO, Ser 2004-12, Cl ZX
        6.000%, 03/25/34                                   110            122
   FNMA CMO, Ser 2004-31, Cl MZ
        4.250%, 05/25/34                                   104             89
   FNMA CMO, Ser 2004-80, Cl XZ
        5.000%, 11/25/34                                   205            187
   FNMA, Ser 2003-33, Cl PC
        4.500%, 03/25/27                                   840            839
   GNMA CMO, Ser 2003-112, Cl SG (B)
        4.295%, 12/16/33                                   355            283
                                                                      -------
Total U.S. Government Agency Obligations
   (Cost $10,155) ($ Thousands)                                        10,253
                                                                      -------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            89

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Long Duration Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 5.7%
   U.S. Treasury Bonds
     Forward Commitments
        6.250%, 08/15/23
     (Forward Settlement Date
       09/21/05)                                        $3,534        $ 4,329
                                                                      -------
Total U.S. Treasury Obligation
   (Cost $4,173) ($ Thousands)                                          4,329
                                                                      -------

COMMERCIAL PAPER -- 4.7%
FINANCIALS -- 4.7%
   Alcoa (C)
        3.112%, 07/15/05                                   665            662
   General Electric Capital (C)
        3.020%, 06/24/05                                 1,090          1,088
   IBM
        3.923%, 06/27/01                                   745            745
   National Rural Utilities (C)
        3.038%, 06/16/05                                 1,090          1,089
                                                                      -------
Total Commercial Paper
   (Cost $3,582) ($ Thousands)                                          3,584
                                                                      -------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 1.9%
   FNMA
        7.000%, 04/01/34                                   859            906
        5.500%, 10/01/17 to 02/01/18                       552            560
                                                                      -------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,459) ($ Thousands)                                          1,466
                                                                      -------

CASH EQUIVALENT -- 0.8%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+                      586,729            587
                                                                      -------
Total Cash Equivalent
   (Cost $587) ($ Thousands)                                              587
                                                                      -------
Total Investments -- 100.4%
   (Cost $76,539) ($ Thousands)                                       $76,366
                                                                      =======


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

As of May 31, 2005 there were the following Interest Rate Swap agreements outstanding (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                         Notional Net Unrealized
                                         Expiration        Amount   Depreciation
Description                                    Date ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Receive fixed rate of 4.840% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Barclays Capital)     05/04/20         1,510             38

   Receive fixed rate of 5.143% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Barclays Capital)     04/11/20         1,850            108

   Receive fixed rate of 4.771% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Deutsche Bank)        02/02/20         6,360            117

   Receive fixed rate of 4.993%  and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Deutsche Bank)        03/03/20         3,070            130

   Receive fixed rate of 4.995% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Deutsche Bank)        01/10/20        19,675            838

   Receive fixed rate of 5.148% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Deutsche Bank)        04/04/20         2,900            171

   Receive fixed rate of 4.905% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Credit Suisse
     First Boston)                         12/14/19        12,440            413

   Receive fixed rate of 5.118% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Credit Suisse
     First Boston)                         12/02/19        13,500            753
--------------------------------------------------------------------------------
   Total                                                                  $2,568
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $76,053,851.
+ See Note 3 in Notes to Financial Statements.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2005.
(C) The rate reported is the effective yield at time of purchase.
(D) Security, or portion of this security, has been pledged as collateral on open Swap Contracts.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
90            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------

Extended Duration Fund


May 31, 2005
--------------------------------------------------------------------------------

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)++
46.0%   Asset-Backed Securities:
15.5%   Financials
15.1%   U.S. Treasury Obligations
13.0%   U.S. Government Agency Obligations
 3.2%   Consumer Discretionary
 2.3%   Utilities
 1.9%   Industrials Information Technology
 1.2%   Telecommunication Services
 1.0%   Short-Term Investments
 0.8%   U.S. Government Mortgage Backed Obligations
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES  -- 45.7%
MORTGAGE RELATED SECURITIES -- 45.7%
   Ace Securities, Ser 2004-FM2, Cl A2A
        3.250%, 06/25/34 (D)                           $   796       $    796
   Ameriquest Mortgage Securities,
     Ser 2003-1, Cl M2 (D)
        4.940%, 02/25/33                                   850            862
   Amortizing Residential Collateral Trust,
     Ser 2002-BC4, Cl M2 (D)
        4.240%, 07/25/32                                   850            861
   Bayview Financial Acquisition Trust,
     Ser 2005-A, Cl A1 (A) (D)
        3.560%, 02/28/40                                   600            600
   Bayview Financial Acquisition Trust,
     Ser 2005-B, Cl 1A1 (D)
        4.443%, 04/28/39                                 2,000          2,000
   Bear Stearns Asset-Backed Securities,
     Ser 2004-FR3, Cl 1A1 (D)
        3.340%, 02/25/30                                   937            938
   Centex Home Equity, Ser 2002-C,
     Cl M2 (D)
        4.240%, 09/25/32                                   875            880
   Centex Home Equity, Ser 2005-A,
     Cl AV1 (D)
        3.210%, 08/25/27                                   979            980
   Chase Funding Mortgage Loan,
     Ser 2001-4, Cl 2M2 (D)
        4.490%, 11/25/31                                   193            195
   Citigroup Mortgage Loan Trust,
     Ser 2003-1, Cl WA2 (A)
        6.500%, 10/25/33                                   352            361
   Citigroup Mortgage Loan Trust,
     Ser 2004-2, Cl 2A1
        6.500%, 08/25/33                                   791            810
   Countrywide Alternative Loan Trust,
     Ser 2005-24, Cl 1A1 (D)
        3.814%, 07/20/35                                 2,080          2,100
   Countrywide Asset-Backed Certificates,
     Ser 2003-BC1, Cl M1 (D)
        4.010%, 12/25/32                                 2,200          2,200


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed Certificates,
     Ser 2005-1, Cl 3AV1 (D)
        3.180%, 07/25/35                               $ 1,114       $  1,114
   Countrywide Asset-Backed Certificates,
     Ser 2005-16, Cl 1A1 (D)
        1.069%, 06/25/35                                 1,291          1,313
   DSLA Mortgage Loan Trust,
     Ser 2004-AR1, Cl A2A (D)
        3.500%, 09/19/44                                   561            562
   EQCC Home Equity Loan Trust,
     Ser 1999-2, Cl A4F
        6.753%, 08/25/27                                   307            310
   Equifirst Mortgage Loan Trust,
     Ser 2004-3, Cl A1 (D)
        3.420%, 12/25/34                                 2,300          2,306
   Fremont Home Loan Trust,
     Ser 2004-4, Cl 2A1 (D)
        3.250%, 03/25/35                                   916            916
   Fremont Home Loan Trust,
     Ser 2004-4, Cl 2A2 (D)
        3.370%, 03/25/35                                 2,750          2,760
   GMAC Mortgage, Ser 2003-HE2, Cl A2
        3.140%, 06/25/25                                   534            531
   Greenpoint Mortgage Funding Trust,
     Ser 2005-HE2,  Cl A1 (D)
        3.264%, 04/15/30                                 2,620          2,620
   Harborview Mortgage Loan Trust,
     Ser 2004-8, Cl 2A4A (D)
        3.490%, 11/19/34                                   509            510
   Harborview Mortgage Loan Trust,
     Ser 2005-1, Cl X, IO (D)
        1.243%, 03/19/35                                 3,334            116
   Home Equity Asset Trust, Ser 2002-1,
     Cl M2 (D)
        4.490%, 11/25/32                                   575            583
   Household Mortgage Loan Trust,
     Ser 2002-HC1, Cl M (D)
        3.740%, 05/20/32                                   354            354
   Indymac Home Equity Loan Asset-Backed
     Trust, Ser 2002-A, Cl M1 (D)
        3.840%, 05/25/33                                   550            553
   Indymac Home Equity Loan Asset-Backed
     Trust, Ser 2002-A, Cl M2 (D)
        4.340%, 05/25/33                                   600            606
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO (D)
        0.810%, 12/25/34                                 5,227            189
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR5, Cl 2A1B (D)
        3.490%, 08/25/34                                   647            648
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR6, Cl 6A1 (D)
        5.528%, 10/25/34                                   454            464

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            91

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Extended Duration Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR7, Cl A2 (D)
        3.520%, 09/25/34                               $   774       $    775
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR8, Cl 2A2A (D)
        3.490%, 11/25/34                                   620            620
   Irwin Home Equity, Ser 2001-2, Cl M2
        4.340%, 07/25/26 (D)                             1,330          1,332
   Irwin Home Equity, Ser 2003-A, Cl M2
        5.240%, 10/25/27 (D)                               525            537
   Irwin Home Equity, Ser 2005-A, Cl A1
        3.260%, 09/25/17 (D)                               864            865
   Master Alternative Loans Trust,
     Ser 2003-3, Class 2A1
        8.500%, 05/25/33                                   634            658
   Master Seasoned Securities Trust,
     Ser 2005-1, Cl 4A1 (D)
        5.902%, 10/25/32                                 2,239          2,278
   Mid-State Trust, Ser 2004-1, Cl B
        8.900%, 08/15/37                                   519            561
   Morgan Stanley Capital I,
     Ser 2002-HE3, Cl M2 (D)
        5.290%, 12/27/32                                 2,125          2,161
   Morgan Stanley Capital I,
     Ser 2004-HE4, Cl A3 (D)
        3.290%, 05/25/34                                   509            509
   Morgan Stanley Dean Witter Capital,
     Ser 2002-HE1, Cl M2 (D)
        4.390%, 07/25/32                                   850            865
   Morgan Stanley Dean Witter Capital,
     Ser 2002-HE2, Cl M2 (D)
        4.340%, 08/25/32                                   850            856
   Novastar Home Equity Loan,
     Ser 2004-4, Cl A2A (D)
        3.280%, 03/25/35                                 2,282          2,282
   Novastar Home Equity Loan,
     Ser 2004-4, Cl A2B (D)
        3.430%, 03/25/35                                 2,600          2,609
   Ownit Mortgage Loan, Ser 2005-1,
     Cl A1 (D)
        3.220%, 09/25/35                                 1,065          1,065
   People's Choice Home Loan Securities
     Trust, Ser 2005-1, Cl 1A2 (D)
        3.360%, 10/25/31                                 2,500          2,506
   Residential Asset Mortgage Products,
     Ser 2004-RS11, Cl A2 (D)
        3.360%, 12/25/33                                 2,750          2,760
   Residential Asset Securities,
     Ser 2004-KS11, Cl AI2  (D)
        3.360%, 01/25/34                                 2,750          2,760
   Residential Funding Mortgage
     Securities, Ser 1999-HI8, Cl AI7
        7.970%, 11/25/29                                   684            693


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Saxon Asset Securities Trust,
     Ser 2004-3, Cl A3 (D)
        3.430%, 12/26/34                               $ 2,500       $  2,512
   Specialty Underwriting & Residential
     Finance, Ser 2004-BC3, Cl A2B (D)
        3.400%, 07/25/35                                 2,500          2,509
   Structure Adjustable Rate Mortgage
     Loan, Ser 2005-9, Cl 2A2A  (D)
        3.747%, 05/25/35                                     3              3
   Washington Mutual, Ser 2000-1,
     Cl M2 (D)
        3.890%, 01/25/40                                   839            843
   Washington Mutual, Ser 2002-AR17,
     Cl 2A (D)
        3.566%, 11/25/42                                 1,245          1,257
   Washington Mutual, Ser 2003-AR6,
     Cl A1 (D)
        4.359%, 06/25/33                                 2,273          2,272
   Washington Mutual, Ser 2004-AR12,
     Cl A4A (D)
        3.340%, 10/25/44                                   233            233
   Washington Mutual, Ser 2004-AR3,
     Cl A2
        4.243%, 06/25/34                                 1,462          1,456
   Washington Mutual, Ser 2005-AR1,
     Cl A2A2 (D)
        3.313%, 01/25/45                                   579            579
   Washington Mutual, Ser 2005-AR2,
     Cl 2A21 (D)
        3.393%, 01/25/45                                   629            631
   Washington Mutual, Ser 2005-AR2,
     Cl 2A22 (D)
        3.283%, 01/25/45                                   827            827
   Washington Mutual, Ser 2005-AR6,
     Cl 2AB1 (D)
        3.280%, 04/25/45                                   841            841
                                                                     --------
Total Asset-Backed Securities
   (Cost $70,690) ($ Thousands)                                        70,693
                                                                     --------

CORPORATE OBLIGATIONS  -- 17.9%
CONSUMER DISCRETIONARY -- 3.2%
   Alltel
        4.656%, 05/17/07                                   725            731
   DaimlerChrysler (D)
        3.200%, 03/07/07                                   855            850
   Ford Motor
        8.900%, 01/15/32                                   549            493
        7.450%, 07/16/31                                 1,302          1,089
   General Motors
        8.375%, 07/15/33                                 1,311          1,004
        8.250%, 07/15/23                                   730            555
   Rockwell Automation
        5.200%, 01/15/98                                   164            154
                                                                     --------
                                                                        4,876
                                                                     --------

--------------------------------------------------------------------------------
92            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 9.4%
   Bank of America, Ser A (A)
        8.070%, 12/31/26                               $ 1,728       $  1,886
   BankBoston Capital Trust I, Ser B
        8.250%, 12/15/26                                   655            718
   Chase Capital III, Ser C (D)
        3.460%, 03/01/27                                   555            521
   Countrywide Financial (D)
        3.469%, 05/05/08                                 1,200          1,199
   Countrywide Home Loans MTN, Ser E
        6.935%, 07/16/07                                   597            628
   Credit Suisse First Boston London (A) (D)
        9.650%, 03/24/10                                   569            551
   Deutsche Bank Luxembourg (A)
        6.825%, 12/28/07                                   304            321
   EOP Operating (D)
        3.700%, 10/01/10                                   430            432
   Farmers Insurance Exchange Capital (A)
        8.625%, 05/01/24                                   175            216
   HSBC Capital Trust II (A)
        8.380%, 05/15/27                                    41             46
   MBNA (D)
        3.640%, 05/05/08                                 1,400          1,401
   Meridian Funding (A) (D)
        3.320%, 10/06/08                                   496            496
   Nationwide Mutual Insurance (A)
        6.600%, 04/15/34                                   522            543
   Pemex Finance
        8.020%, 05/15/07                                 1,153          1,200
   Power Receivables Financial (A)
        6.290%, 01/01/12                                   369            384
   Simon Property Group
        7.375%, 01/20/06                                 1,310          1,337
   Spieker Properties
        7.650%, 12/15/10                                   660            764
   Woodbourne Pass-Through Trust (A) (D)
        4.190%, 04/08/49                                   700            698
   Zurich Capital Trust I (A)
        8.376%, 06/01/37                                 1,150          1,256
                                                                     --------
                                                                       14,597
                                                                     --------
INDUSTRIALS -- 1.8%
   America West Airlines, Ser 01-1
        7.100%, 04/02/21                                   186            201
   American Airlines, Ser AMBC
        3.857%, 07/09/10                                 1,140          1,114
   Continental Airlines, Ser 00-2
        7.707%, 04/02/21                                   176            174
   Continental Airlines, Ser 2202-1,
     Cl G1 (D)
        3.718%, 08/15/11                                   497            496
   Continental Airlines, Ser AMBC
        6.236%, 03/15/20                                   140            148


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Delta Air Lines (D)
        3.911%, 01/25/08                               $   340       $    340
   Delta Air Lines, Ser 02-1, Cl G-1
        6.718%, 01/02/23                                   184            191
   Northwest Airlines, Ser 00-1
        8.072%, 10/01/19                                   169            187
                                                                     --------
                                                                        2,851
                                                                     --------
TELECOMMUNICATION SERVICES -- 1.2%
   New England Telephone & Telegraph
        7.650%, 06/15/07                                 1,786          1,891
                                                                     --------
UTILITIES -- 2.3%
   Entergy Gulf States (D)
        3.310%, 12/01/09                                   450            451
   Pinnacle West Energy (A) (D)
        3.630%, 04/01/07                                 1,300          1,300
   Power Contract Financing (A)
        5.200%, 02/01/06                                   447            451
   Sempra Energy
        4.621%, 05/17/07                                   450            451
        3.754%, 05/21/08 (D)                               870            870
                                                                     --------
                                                                        3,523
                                                                     --------
Total Corporate Obligations
   (Cost $28,131) ($ Thousands)                                        27,738
                                                                     --------

U.S. TREASURY OBLIGATIONS -- 15.0%
   U.S. Treasury Bills (B) (C)
        3.013%, 09/08/05                                 2,270          2,252
   U.S. Treasury Bonds
        6.250%, 08/15/23                                 3,961          4,880
   U.S. Treasury Bonds
     Forward Commitments
        6.250%, 08/15/23
     (Forward Settlement Date
       09/21/05)                                        13,142         16,102
                                                                     --------
Total U.S. Treasury Obligations
   (Cost $22,648) ($ Thousands)                                        23,234
                                                                     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.9%
   FHLB (B)
        2.961%, 06/15/05                                 1,250          1,249
   FHLMC
        6.500%, 08/01/29                                   858            891
        2.998%, 07/05/05 (B)                             3,200          3,191
        2.920%, 06/28/05 (B)                             7,500          7,483
   FHLMC CMO, Ser 2459, Cl GE
        6.500%, 04/15/31                                   558            563
   FHLMC CMO, Ser 2469, Cl AK
        6.000%, 04/15/30                                   600            608
   FHLMC CMO, Ser 2748, Cl ZT
        5.500%, 02/15/24                                   327            336

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            93

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Extended Duration Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2820, Cl ZM
        6.000%, 06/15/34                               $   141       $    141
   FHLMC, Ser 2391, Cl XE
        6.000%, 05/15/27                                   487            495
   FHLMC, Ser 2911, Cl Z
        5.000%, 06/15/32                                 1,790          1,797
   FNMA CMO, Ser 2001-13, Cl SA (D)
       11.424%, 11/25/17                                   595            620
   FNMA CMO, Ser 2001-48,  Cl PD
        6.500%, 06/25/20                                   677            688
   FNMA CMO, Ser 2003-122, Cl ZQ
        6.000%, 12/25/33                                   444            491
   FNMA CMO, Ser 2004-12, Cl ZX
        6.000%, 03/25/34                                   404            446
   FNMA CMO, Ser 2004-80, Cl XZ
        5.000%, 11/25/34                                   112            102
   FNMA, Ser 2003-33, Cl PC
        4.500%, 03/25/27                                   715            714
   GNMA CMO, Ser 2003-112, Cl SG (D)
        4.515%, 12/16/33                                   302            241
                                                                     --------
Total U.S. Government Agency Obligations
   (Cost $19,816) ($ Thousands)                                        20,056
                                                                     --------

COMMERCIAL PAPER (B) -- 6.0%
FINANCIALS -- 6.0%
   Alcoa
        3.112%, 07/15/05                                 3,655          3,641
   General Electric Capital
        3.020%, 06/24/05                                 2,515          2,510
   National Rural Utilities
        3.038%, 06/16/05                                 3,105          3,101
                                                                     --------
Total Commercial Paper
   (Cost $9,252) ($ Thousands)                                          9,252
                                                                     --------

CASH EQUIVALENT  -- 1.0%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+                    1,475,775          1,476
                                                                     --------
Total Cash Equivalent
   (Cost $1,476) ($ Thousands)                                          1,476
                                                                     --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 0.8%
   FNMA
        7.000%, 04/01/34                                   727            766
        5.500%, 10/01/17 to 02/01/18                       466            473
                                                                     --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,233) ($ Thousands)                                          1,239
                                                                     --------
Total Investments -- 99.3%
   (Cost $153,246) ($ Thousands)                                     $153,688
                                                                     ========


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

As of May 31, 2005 there were the following Interest Rate Swap agreements outstanding (See Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                         Notional Net Unrealized
                                         Expiration        Amount   Depreciation
Description                                    Date ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Receive fixed rate of 4.706% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Barclays Capital)     06/02/25         9,720            (2)

   Receive fixed rate of 4.938% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Citibank)             05/04/25        17,660           535

   Receive fixed rate of 5.085% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Deutsche Bank)        12/14/24        14,035           693

   Receive fixed rate of 5.098% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Deutsche Bank)        03/03/25         8,175           418

   Receive fixed rate of 5.143% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Deutsche Bank)        01/07/25        21,660         1,229

   Receive fixed rate of 5.216% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Barclays Capital)     04/04/25        49,000         3,252

   Receive fixed rate of 5.216% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Deutsche Bank)        04/04/25        43,000         2,853

   Receive fixed rate of 4.795% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Credit Suisse
     First Boston)                         02/14/25         6,890            81

   Receive fixed rate of 4.965% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Credit Suisse
     First Boston)                         01/21/25        27,755           941

   Receive fixed rate of 5.084% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Credit Suisse
     First Boston)                         12/14/24        21,050         1,038

   Receive fixed rate of 5.216% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Credit Suisse
     First Boston)                         04/04/25        50,000         3,318

   Receive fixed rate of 5.293% and pay
     floating rate based on 3 month LIBOR
     (Counter Party: Credit Suisse
     First Boston)                         12/02/24         4,000           304
--------------------------------------------------------------------------------
   Total                                                                 $14,660
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $154,779,164.
+ See Note 3 in Notes to Financial Statements.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(B) The rate reported is the effective yield at time of purchase.
(C) Security, or portion of this security, has been pledged as collateral on open swap contracts.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2005.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
94            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


International Equity Fund
May 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)++:
28.3%   Financials
10.7%   Consumer Discretionary
 9.4%   Industrials
 9.2%   Telecommunication Services
 7.3%   Consumer Staples
 7.3%   Energy
 6.2%   Health Care
 5.7%   Short-Term Investments
 5.5%   Material
 3.8%   Asset-Backed Securities
 3.2%   Information Technology
 2.7%   Utilities
 0.6%   Certificate of Deposit
 0.1%   U.S. Treasury Obligations
 0.0%   Foreign Convertible Bonds
 0.0%   Rights
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.0%
AUSTRALIA -- 2.5%
   Amcor (B)                                           170,487     $      876
   BHP Billiton                                        660,900          8,354
   BlueScope Steel                                     258,500          1,587
   Brambles Industries                               1,095,815          6,602
   Foster's Group                                      141,637            580
   Insurance Australia Group                           260,931          1,157
   Macquarie Airports                                  294,200            816
   National Australia Bank                             225,000          5,363
   Newcrest Mining                                     346,630          3,494
   Orica                                                19,646            234
   Promina Group                                       165,194            638
   Qantas Airways                                      293,778            717
   QBE Insurance Group                                 449,870          5,002
   Rinker Group                                        185,691          1,734
   Telstra                                             531,317          2,021
   Wesfarmers (B)                                       40,486          1,127
   Woolworths                                          101,658          1,238
                                                                   ----------
                                                                       41,540
                                                                   ----------
AUSTRIA -- 0.7%
   Erste Bank der Oesterreichischen
     Sparkassen                                         28,610          1,412
   OMV                                                   9,000          3,167
   Raiffeisen International Bank Holding*                6,831            409
   Telekom Austria (B)                                 389,653          7,289
                                                                   ----------
                                                                       12,277
                                                                   ----------
BELGIUM -- 0.7%
   Delhaize Group (B)                                   42,600          2,507
   Fortis (B)                                          120,242          3,278
   KBC Groep (B)                                        65,350          5,318
   UCB                                                  14,057            644
                                                                   ----------
                                                                       11,747
                                                                   ----------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
BRAZIL -- 0.1%
   Cia de Saneamento Basico do Estado
     de Sao Paulo                                    6,170,000     $      370
   Gerdau ADR                                           46,950            472
   Uniao de Bancos Brasileiros GDR                      23,300            836
                                                                   ----------
                                                                        1,678
                                                                   ----------
CANADA -- 2.1%
   Abitibi-Consolidated                                107,000            472
   Alcan                                               148,100          4,464
   Bank of Nova Scotia                                  86,400          2,738
   Cameco                                               40,100          1,652
   Great-West Lifeco                                     2,200             47
   Inco                                                 55,500          2,142
   Manulife Financial                                   82,700          3,803
   Methanex                                             37,900            696
   Noranda                                              23,573            376
   Potash Saskatchewan                                  37,900          3,407
   Research In Motion*                                  47,200          3,909
   Rogers Communications, Cl B                         114,700          3,475
   Royal Bank of Canada                                 35,131          2,101
   Teck Cominco, Cl B                                   54,300          1,766
   TELUS                                                49,300          1,583
   Thomson                                              46,200          1,559
   Toronto-Dominion Bank                                21,500            919
                                                                   ----------
                                                                       35,109
                                                                   ----------
CHINA -- 0.0%
   China Petroleum & Chemical                        1,106,000            405
                                                                   ----------
DENMARK -- 0.3%
   Danske Bank                                          61,300          1,764
   Novo-Nordisk, Cl B                                   30,000          1,548
   TDC                                                  48,400          2,144
                                                                   ----------
                                                                        5,456
                                                                   ----------
FINLAND -- 0.6%
   Fortum (B)                                          180,250          2,742
   Nokia                                               396,750          6,682
   UPM-Kymmene                                          36,900            715
                                                                   ----------
                                                                       10,139
                                                                   ----------
FRANCE -- 10.8%
   Accor (B)                                            46,825          2,168
   Air Liquide (B)                                      12,595          2,197
   Assurances Generales de France (B)                  110,500          8,896
   AXA                                                 421,665         10,314
   BNP Paribas (B)                                     169,856         11,462
   Bouygues (B)                                        236,482          9,131
   Carrefour                                            19,799            985

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            95

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


International Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Cie Generale D'Optique Essilor
     International (B)                                  13,760     $      947
   Compagnie Generale des
     Etablissements Michelin, Cl B (B)                  12,968            822
   Credit Agricole (B)                                  87,918          2,287
   Dassault Systemes (B)                               130,652          6,082
   France Telecom (B)*                                 668,703         19,214
   Groupe Danone (B)                                   112,542         10,387
   L'Oreal (B)                                          20,195          1,470
   Lafarge (B)                                           9,999            912
   Lagardere S.C.A. (B)                                 68,050          4,865
   Publicis Groupe                                     143,600          4,225
   Renault (B)                                          42,303          3,633
   Sanofi-Aventis (B)                                  385,981         34,933
   Schneider Electric (B)                               48,211          3,560
   Societe Generale (B)                                 73,787          7,275
   Total (B)                                           113,658         25,191
   Vinci                                                57,570          4,326
   Vivendi Universal (B)                               207,345          6,339
                                                                   ----------
                                                                      181,621
                                                                   ----------
GERMANY -- 6.4%
   Allianz                                              22,076          2,610
   BASF                                                 60,100          4,001
   Bayer                                               130,926          4,412
   Bayerische Hypo-und Vereinsbank*                    410,696         10,157
   Bayerische Motoren Werke (B)                        103,958          4,518
   Continental                                          55,500          3,945
   DaimlerChrysler                                     126,906          5,110
   Deutsche Bank                                        15,245          1,189
   Deutsche Boerse (B)                                  18,799          1,387
   Deutsche Telekom                                    501,214          9,345
   E.ON                                                 76,960          6,687
   HeidelbergCement                                     34,569          2,222
   Hypo Real Estate Holding (B)                         45,750          1,812
   Infineon Technologies (B)*                          447,485          3,934
   Lanxess*                                                465             10
   Linde                                                41,950          2,859
   MAN (B)                                              53,100          2,353
   Merck KGaA (B)                                       72,800          5,651
   Muenchener Rueckversicherungs                        39,380          4,324
   SAP                                                  61,005         10,093
   Siemens*                                            234,649         17,196
   Volkswagen (B)                                       67,395          2,974
                                                                   ----------
                                                                      106,789
                                                                   ----------
HONG KONG -- 1.2%
   China Mobile                                      1,804,800          6,600
   CNOOC                                             7,359,100          4,068
   Esprit Holdings                                     128,500            921
   Hang Lung Group                                     255,000            436
   Hang Lung Properties                                525,000            763


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Hutchison Whampoa                                   433,800     $    3,778
   Li & Fung                                         1,026,000          1,965
   PCCW                                              1,111,000            678
   Sun Hung Kai Properties                              86,000            821
   Swire Pacific, Cl A                                  84,500            722
                                                                   ----------
                                                                       20,752
                                                                   ----------
HUNGARY -- 0.0%
   Mol Magyar Olaj- es Gazipari                          7,600            569
                                                                   ----------
INDIA -- 0.2%
   Canara Bank                                         100,000            456
   ICICI Bank                                           50,069            448
   Infosys Technologies ADR (B)                         15,700          1,136
   Punjab National Bank                                 46,000            402
                                                                   ----------
                                                                        2,442
                                                                   ----------
IRELAND -- 0.4%
   Anglo Irish Bank                                    231,080          2,711
   CRH                                                  78,234          1,982
   Depfa Bank                                          115,100          1,853
                                                                   ----------
                                                                        6,546
                                                                   ----------
ISRAEL -- 0.1%
   Bank Hapoalim                                       280,300            984
                                                                   ----------
ITALY -- 2.9%
   Banca Popolare di Milano (B)                        258,705          2,631
   Enel (B)                                            432,500          3,898
   ENI - Ente Nazionale Idrocarburi (B)                721,748         18,501
   Fiat*                                                20,590            118
   Sanpaolo IMI (B)                                    538,400          7,486
   Telecom Italia                                    1,050,514          3,385
   Telecom Italia RNC*                               3,100,655          8,231
   UniCredito Italiano (B)                             803,091          4,170
                                                                   ----------
                                                                       48,420
                                                                   ----------
JAPAN -- 21.7%
   Advantest                                            23,400          1,776
   Aeon                                                218,000          3,390
   Aiful                                                37,025          2,745
   Asatsu-DK                                            30,800            894
   Bridgestone                                          55,000          1,095
   Canon                                               427,341         23,394
   Central Japan Railway                                    83            674
   Chubu Electric Power                                 33,900            793
   Dai Nippon Printing                                 600,000          9,575
   Daito Trust Construction                             22,200            842
   Daiwa Securities Group                               78,000            499
   East Japan Railway                                      574          2,871
   Fanuc                                               145,000          9,068
   Fast Retailing                                       32,200          1,715

--------------------------------------------------------------------------------
96            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Fuji Photo Film (B)                                 152,000     $    4,767
   Furukawa Electric*                                  211,000            883
   Hirose Electric                                      20,700          2,216
   Hitachi                                           1,962,100         11,870
   Honda Motor                                          74,800          3,706
   Hoya                                                  7,200            810
   Ibiden                                               73,000          1,903
   Isetan                                              142,900          1,855
   Ito-Yokado                                          158,400          5,423
   Itochu                                              357,100          1,746
   Japan Airlines (B)                                  308,000            892
   Japan Tobacco                                           155          2,042
   JFE Holdings                                        104,100          2,642
   Kansai Electric Power                               379,000          7,420
   Kao                                                 293,000          6,837
   Kobe Steel                                          550,300            970
   Komatsu                                           1,597,000         12,077
   Kyocera                                             151,600         11,717
   Lawson                                               66,700          2,451
   Matsushita Electric Industrial                      668,000         10,053
   Millea Holdings                                       1,012         13,521
   Mitsubishi                                          394,000          5,261
   Mitsubishi Electric                                 714,000          3,922
   Mitsubishi Estate                                   720,000          7,830
   Mitsubishi Tokyo Financial Group                        328          2,754
   Mitsui                                               96,000            868
   Mitsui OSK Lines                                    577,500          3,510
   Mitsui Sumitomo Insurance                           410,000          3,778
   Mitsui Trust Holdings                               454,400          4,499
   Mizuho Financial Group                                  343          1,636
   Murata Manufacturing                                 14,600            750
   NEC                                               1,275,000          7,134
   Nidec                                                 9,800          1,082
   Nikon (B)                                            97,000          1,088
   Nintendo                                              9,700          1,039
   Nippon Electric Glass                               140,000          2,188
   Nippon Meat Packers                                 115,200          1,438
   Nippon Mining Holdings                              284,400          1,573
   Nippon Telegraph & Telephone                          1,178          4,853
   Nissan Motor                                      1,277,201         12,645
   Nitto Denko                                          20,700          1,174
   Nomura Holdings                                     312,000          3,980
   NTT DoCoMo                                            2,754          4,165
   OJI Paper                                            43,000            230
   Oriental Land                                        94,800          5,665
   ORIX                                                 90,300         13,129
   Osaka Gas                                           875,000          2,728
   Promise                                              41,050          2,579
   Ricoh                                                83,000          1,367
   Rohm                                                 50,400          4,761
   Sankyo                                              114,200          2,347
   Sanyo Shinpan Finance                                21,600          1,513
   Sega Sammy Holdings                                  19,400          1,129
   Sekisui House                                       134,000          1,327


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Shimamura                                             9,300     $      725
   Shionogi                                             59,000            818
   SMC (B)                                              19,400          2,079
   Softbank                                             39,500          1,433
   Sompo Japan Insurance                                76,000            778
   Sony                                                238,300          8,977
   Square Enix                                         108,400          3,138
   Sumitomo                                            296,000          2,392
   Sumitomo Chemical                                   253,000          1,197
   Sumitomo Forestry                                    82,000            722
   Sumitomo Heavy Industries                           369,000          1,842
   Sumitomo Mitsui Financial Group                       2,868         18,761
   Suzuki Motor                                        184,700          3,042
   T&D Holdings                                         14,900            755
   Takeda Pharmaceutical                                65,500          3,178
   TDK                                                  14,000          1,029
   Tohoku Electric Power                                35,600            720
   Tokyo Electric Power                                 91,000          2,149
   Tokyo Electron                                       46,300          2,612
   Tokyo Gas (B)                                     1,481,000          5,854
   Toyota Motor                                        107,000          3,832
   UFJ Holdings*                                         1,261          6,447
   Uni-Charm                                            17,400            714
   Yahoo! Japan                                            327            664
   Yamada Denki                                         29,900          1,642
   Yamanouchi Pharmaceutical                           167,500          6,030
   Yamato Transport                                    172,100          2,427
                                                                   ----------
                                                                      363,031
                                                                   ----------
LUXEMBOURG -- 0.3%
   Arcelor                                             180,320          3,605
   SES GLOBAL FDR                                       65,337            895
                                                                   ----------
                                                                        4,500
                                                                   ----------
MEXICO -- 0.7%
   America Movil, Ser L ADR (B)                        151,985          8,615
   Fomento Economico Mexicano ADR                       52,750          2,888
                                                                   ----------
                                                                       11,503
                                                                   ----------
NETHERLANDS -- 6.6%
   ABN AMRO Holding (B)                                790,034         18,398
   Aegon                                               216,148          2,773
   Akzo Nobel                                           84,775          3,340
   CSM                                                  94,004          2,764
   Euronext                                             22,571            765
   European Aeronautic Defense and Space                34,510          1,024
   Heineken                                            115,738          3,681
   Heineken Holding, Cl A                               49,045          1,397
   ING Groep (B)                                       613,191         17,021
   Koninklijke Ahold*                                   86,225            653
   Koninklijke Philips Electronics                      34,600            885
   Reed Elsevier                                        35,143            487

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            97

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


International Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Royal Dutch Petroleum                               444,871     $   25,982
   Royal Dutch Petroleum
     (New York Shares)                                  34,500          2,021
   Royal KPN                                           815,376          6,494
   Royal Numico*                                        15,245            610
   TNT                                                 180,100          4,614
   Unilever                                            235,236         15,656
   VNU                                                  77,535          2,115
                                                                   ----------
                                                                      110,680
                                                                   ----------
NEW ZEALAND -- 0.2%
   Telecom (B)                                         860,217          3,621
                                                                   ----------
NORWAY -- 1.0%
   DNB (B)                                             108,700          1,060
   Norsk Hydro (B)                                     102,950          8,417
   Norske Skogindustrier                                37,200            576
   Statoil (B)                                         176,150          3,106
   Tandberg                                            269,150          2,897
                                                                   ----------
                                                                       16,056
                                                                   ----------
PHILIPPINES -- 0.0%
   Philippine Long Distance Telephone*                  19,800            538
                                                                   ----------
PORTUGAL -- 0.2%
   Portugal Telecom                                    361,623          3,706
                                                                   ----------
SINGAPORE -- 0.7%
   Flextronics International*                          107,100          1,368
   Singapore Telecommunications                      4,200,360          6,569
   United Overseas Bank                                364,000          3,131
                                                                   ----------
                                                                       11,068
                                                                   ----------
SOUTH AFRICA -- 0.5%
   ABSA Group                                           95,800          1,170
   Sanlam                                              421,700            700
   Sasol                                               220,483          5,492
   Telkom                                               30,700            505
                                                                   ----------
                                                                        7,867
                                                                   ----------
SOUTH KOREA -- 1.1%
   Honam Petrochemical                                  12,900            508
   Hyundai Motor                                        17,600            990
   Industrial Bank of Korea                             47,100            418
   INI Steel                                            29,790            442
   Kookmin Bank                                          9,600            422
   Nong Shim                                             1,170            353
   POSCO                                                 4,200            750
   Samsung Electronics                                   3,250          1,576
   Samsung Electronics GDR                              38,634          9,291
   Shinhan Financial Group                             142,300          3,640
                                                                   ----------
                                                                       18,390
                                                                   ----------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
SPAIN -- 3.9%
   ACS Actividades                                     179,685     $    4,792
   Altadis                                              27,500          1,132
   Banco Bilbao Vizcaya Argentaria                     614,593          9,668
   Banco Santander Central Hispano (B)                 918,035         10,508
   Endesa                                              130,200          2,841
   Iberdrola                                            53,161          1,362
   Inditex                                              65,535          1,864
   Repsol (B)                                          561,298         14,076
   Telefonica (B)                                    1,155,764         19,423
                                                                   ----------
                                                                       65,666
                                                                   ----------
SWEDEN -- 1.8%
   Atlas Copco, Cl A*                                  127,800          1,552
   Nordea Bank                                         392,866          3,608
   Sandvik                                              20,000            793
   SKF*                                                 59,462            200
   SKF, Cl B                                           300,659          3,106
   Svenska Cellulosa, Cl B                              57,600          1,968
   Telefonaktiebolaget LM Ericsson
     ADR (B)                                           117,450          3,691
   Telefonaktiebolaget LM Ericsson,
     Cl B                                            1,071,000          3,385
   Volvo, Cl B (B)                                     287,700         11,773
                                                                   ----------
                                                                       30,076
                                                                   ----------
SWITZERLAND -- 7.5%
   Adecco (B)                                           12,698            603
   Compagnie Financiere Richemont,
     Cl A*                                             137,883          4,208
   Credit Suisse Group (B)                             193,494          7,771
   Geberit                                               1,262            831
   Holcim (B)                                          187,698         11,443
   Micronas Semiconductor Holdings*                     12,000            451
   Nestle                                               99,754         26,321
   Novartis                                            579,402         28,365
   Roche Holding                                        59,518          7,525
   Serono, Cl B                                          1,061            649
   SGS                                                   3,885          2,735
   Swiss Reinsurance (B)                                50,367          3,127
   Swisscom                                              6,991          2,347
   Syngenta*                                             8,814            915
   Synthes                                               8,728            961
   UBS                                                 310,750         24,024
   Xstrata*                                            200,388          3,601
                                                                   ----------
                                                                      125,877
                                                                   ----------
TAIWAN -- 0.6%
   China Steel                                         574,000            560
   Chunghwa Telecom ADR (B)                            164,088          3,416
   Compal Electronics                                1,312,000          1,259

--------------------------------------------------------------------------------
98            SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Far EasTone Telecommunications GDR                   19,700     $      378
   HON HAI Precision Industry GDR (B)                  128,840          1,334
   Taiwan Semiconductor Manufacturing                  486,000            882
   Taiwan Semiconductor Manufacturing
     ADR                                               257,977          2,376
                                                                   ----------
                                                                       10,205
                                                                   ----------
THAILAND -- 0.0%
   PTT                                                 101,300            491
                                                                   ----------
TURKEY -- 0.0%
   Ford Otomotiv Sanayi                                 67,750            425
                                                                   ----------
UNITED KINGDOM -- 19.2%
   Allied Domecq                                       812,036         10,256
   ARM Holdings                                        151,859            299
   AstraZeneca                                          85,821          3,652
   AstraZeneca (SEK)                                   135,318          5,784
   Aviva                                               247,727          2,781
   BAA                                                 157,109          1,782
   Barclays                                          1,373,611         13,056
   BHP Billiton                                        971,901         11,762
   BOC Group                                           328,856          6,030
   BP                                                2,772,656         27,844
   Bradford & Bingley                                  135,921            765
   Brambles Industries                                  82,265            451
   British American Tobacco                            255,420          4,860
   British Land                                         61,476            975
   BT Group                                          1,106,500          4,301
   Bunzl                                               220,899          2,166
   Cadbury Schweppes                                 1,714,770         16,751
   Carnival                                             50,500          2,766
   Diageo                                              121,170          1,746
   GlaxoSmithKline                                     816,439         20,237
   GUS                                                 488,111          7,531
   Hanson                                               73,653            682
   Hays                                              1,766,030          3,999
   HBOS                                                554,318          8,087
   HSBC Holdings                                       815,420         12,900
   Imperial Tobacco Group (B)                          434,753         11,798
   Intercontinental Hotels Group                       217,222          2,524
   ITV                                                 641,496          1,339
   J Sainsbury                                         329,825          1,718
   Lloyds TSB Group                                    168,886          1,394
   Mitchells & Butlers                                 262,000          1,542
   National Grid Transco                             1,169,078         11,453
   Next                                                 33,959            891
   O2                                                2,066,700          4,802
   Pearson                                             349,807          4,201
   Persimmon                                           123,500          1,683
   Punch Taverns                                       127,890          1,590
   Reckitt Benckiser                                   334,886         10,254
   Reed Elsevier                                     1,088,486         10,415


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Rio Tinto                                           183,300     $    5,452
   Rolls-Royce Group*                                  800,314          3,956
   Rolls-Royce Group, Cl B                          34,530,750             64
   Royal & Sun Alliance Insurance
     Group                                             527,000            740
   Royal Bank of Scotland Group                        563,988         16,611
   Scottish & Southern Energy                           63,060          1,128
   Scottish Power                                      315,900          2,669
   Shell Transport & Trading                           357,335          3,110
   Signet Group                                      1,259,700          2,359
   Standard Chartered                                  168,193          3,056
   Tate & Lyle                                         220,800          1,905
   Taylor Woodrow                                      218,200          1,260
   Trinity Mirror                                       64,100            728
   Unilever                                            396,180          3,874
   Vodafone Group                                   13,217,822         33,425
   Whitbread                                            98,985          1,642
   Wimpey George                                       176,600          1,370
   Wolseley                                            106,541          2,187
                                                                   ----------
                                                                      322,603
                                                                   ----------
Total Common Stock
   (Cost $1,378,098) ($ Thousands)                                  1,592,777
                                                                   ----------

CORPORATE OBLIGATIONS (C) (D) -- 8.8%
FINANCIALS -- 8.8%
   ASIF Global Financing XV (F)
        3.020%, 09/02/05                               $   470            471
   Allstate Life Global Funding II, MTN (F)
        3.080%, 06/15/06                                 2,331          2,331
   American General Finance (F)
        3.090%, 06/15/06                                 4,561          4,561
   Bear Stearns EXL
        3.100%, 06/15/06                                 9,021          9,021
   CCN Bluegrass (F)
        3.170%, 02/21/06                                 3,294          3,294
   CIT Group MTN
        3.260%, 05/12/06                                12,670         12,670
        3.199%, 07/29/05                                   577            578
        3.163%, 04/19/06                                 1,267          1,268
   Caterpillar Financial Services MTN, Ser F
        3.250%, 07/11/05                                 2,534          2,534
   Countrywide Home Loans MTN, Ser A
        3.120%, 03/21/06                                 4,156          4,156
   Countrywide Home Loans MTN, Ser M
        3.389%, 08/26/05                                 1,520          1,520
        3.152%, 06/23/05                                 3,091          3,091
        3.040%, 11/30/05                                 5,777          5,777
        2.810%, 01/31/06                                 1,115          1,115
   Dekabank (F)
        3.206%, 05/19/06                                 9,376          9,374

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005            99

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


International Equity Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Five Finance MTN (F)
        3.100%, 09/22/05                               $ 7,197     $    7,195
   Harrier Finance Funding MTN (F)
        3.034%, 09/15/05                                 1,470          1,470
   Harrier Finance Funding MTN, Ser 1 (F)
        3.016%, 06/15/05                                 4,409          4,409
   Irish Life & Permanent MTN, SerX (F)
        3.101%, 06/22/06                                 4,713          4,713
   Jackson National Life Funding (F)
        3.064%, 05/01/06                                11,150         11,150
   K2 MTN (F)
        2.995%, 12/12/05                                   304            304
   Lakeside Funding
        3.120%, 06/08/05                                 2,534          2,534
   Liberty Lighthouse US Capital MTN (F)
        3.118%, 05/10/06                                 5,068          5,065
   Morgan Stanley EXL
        3.089%, 05/04/06                                 1,774          1,774
   Morgan Stanley EXL, Ser S
        3.085%, 06/02/06                                 2,534          2,534
   Nationwide Building Society (F)
        3.090%, 01/06/06                                 5,068          5,068
        3.083%, 10/28/05                                 2,534          2,534
   Northern Rock (F)
        3.099%, 02/03/06                                 5,220          5,220
   Pacific Life Global Funding (F)
        3.080%, 06/13/06                                 3,801          3,801
   Premium Asset Trust, Ser 2004-01 (F)
        3.100%, 02/06/06                                 3,750          3,753
   Premium Asset Trust, Ser 2004-10 (F)
        3.100%, 04/14/06                                 7,095          7,095
   SLM EXL, Ser S (F)
        3.090%, 05/15/06                                 5,575          5,575
   SLM MTN, Ser X (F)
        3.090%, 06/20/06                                10,136         10,136
   White Pine Finance MTN, Ser 1 (F)
        3.071%, 11/01/05                                 2,230          2,230
                                                                   ----------
Total Corporate Obligations
   (Cost $148,321) ($ Thousands)                                      148,321
                                                                   ----------

ASSET-BACKED SECURITIES (C) (D) (F) -- 4.5%
AUTOMOTIVE -- 0.8%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                                12,260         12,260
   Drivetime Auto Owner Trust
        3.110%, 03/15/06                                 1,208          1,208
                                                                   ----------
                                                                       13,468
                                                                   ----------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 3.7%
   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
        3.090%, 09/20/05                               $ 3,244     $    3,244
   Blue Heron Funding, Ser 6A, Cl A1
        3.129%, 06/21/05                                 1,014          1,014
   Blue Heron Funding, Ser 9A, Cl A1
        3.120%, 02/22/06                                 5,068          5,068
   CCN Independence IV
        3.160%, 10/17/05                                 2,787          2,787
        3.160%, 01/17/06                                 1,774          1,774
   Cheyne High Grade, Ser 2004-1A,
     Cl A1
        3.250%, 11/10/05                                 2,914          2,914
   Commodore, Ser 2003-2A, Cl A1MM
        3.100%, 12/12/38                                 2,331          2,331
   Duke Funding
        2.680%, 04/10/06                                 3,801          3,801
   Harwood Street Funding I,
     Ser 2004-1A, Cl Note
        3.140%, 09/20/05                                 7,197          7,197
   Harwood Street Funding II,
     Ser 2005-A1, Cl NOTE
        3.141%, 06/25/06                                 5,068          5,068
   Orchard Structured Finance CDO,
     Ser 2003-1A, Cl A1MM
        3.370%, 11/18/05                                 4,953          4,953
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
        3.140%, 11/25/05                                 8,150          8,150
   RMAC, Ser 2004-NS2A, Cl A1
        3.080%, 06/13/05                                   903            903
   RMAC, Ser 2004-NS3A, Cl A1
        3.090%, 06/12/05                                 2,130          2,130
   Saturn Ventures II
        3.150%, 08/08/05                                 5,626          5,626
   TIAA Real Estate, Ser 2003-1A, Cl A1
        3.131%, 03/28/06                                 3,272          3,272
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMMB
        3.040%, 06/15/05                                 1,267          1,267
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMMC
        3.030%, 09/15/05                                   912            912
                                                                   ----------
                                                                       62,411
                                                                   ----------
Total Asset-Backed Securities
   (Cost $75,879) ($ Thousands)                                        75,879
                                                                   ----------


--------------------------------------------------------------------------------
100           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (E) -- 2.3%
FINANCIALS -- 2.3%
   Ajax Bambino Funding
        3.119%, 07/06/05 (C)                           $ 5,068     $    5,053
   Altimira Funding
        3.004%, 06/16/05 (C)                               660            659
   Beethoven Funding
        3.109%, 07/05/05 (C)                             2,534          2,527
        3.013%, 06/13/05 (C)                             2,547          2,545
   Brahms Funding
        3.000%, 06/02/05 (C)                             6,536          6,535
   Capital One Multi-Asset Funding
        3.025%, 06/20/05 (C)                             2,027          2,024
        3.002%, 06/07/05 (C)                             1,774          1,773
   Cobbler Funding
        3.057%, 06/28/05 (C)                               928            925
   Cre-8 Funding
        3.106%, 06/23/05 (C)                             1,774          1,770
   Golden Fish
        3.066%, 06/22/05 (C)                             2,638          2,633
        3.065%, 06/20/05 (C)                             1,646          1,643
        3.055%, 06/21/05 (C)                               760            759
        3.053%, 06/14/05 (C)                             2,038          2,036
   Rams Funding
        3.121%, 06/06/05 (C)                             2,534          2,533
   Wells Fargo
        2.940%, 06/06/05                                 4,253          4,251
                                                                   ----------
Total Commercial Paper
   (Cost $37,666) ($ Thousands)                                        37,666
                                                                   ----------

CASH EQUIVALENT -- 1.8%
   SEI Daily Income Trust,
     Prime Obligations Fund, Cl A+                  30,672,273         30,672
                                                                   ----------
Total Cash Equivalent
   (Cost $30,672) ($ Thousands)                                        30,672
                                                                   ----------

MASTER NOTES (C) -- 1.1%
   Bank of America Master Notes
        3.143%, 06/01/05                                12,670        12,670
   Bear Stearns Master Notes
        3.234%, 06/01/05                                 6,082         6,082
                                                                   ----------
Total Master Notes
   (Cost $18,752) ($ Thousands)                                        18,752
                                                                   ----------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
TIME DEPOSITS -- 0.8%
   Brown Brothers Harriman
        5.900%, 06/01/05                     NZD            82     $       58
        5.500%, 06/01/05                     ZAR           358             53
        4.600%, 06/01/05                     AUD           158            119
        3.869%, 06/01/05                     GBP           384            700
        2.520%, 06/01/05                               $12,202         12,202
        1.600%, 06/01/05                     CAD           201            160
        1.250%, 06/01/05                     DKK           774            129
        1.100%, 06/01/05                     SEK         1,485            201
        1.010%, 06/01/05                     SGD           137             82
        0.790%, 06/01/05                     NOK         1,999            312
                                                                   ----------
Total Time Deposits
   (Cost $14,016) ($ Thousands)                                        14,016
                                                                   ----------

CERTIFICATES OF DEPOSIT (C)(D) -- 0.7%
   U.S. Trust
        3.215%, 09/14/05                                 5,068          5,068
   Washington Mutual Bank
        3.270%, 08/18/05                                 5,980          5,980
                                                                   ----------
Total Certificates of Deposit
   (Cost $11,048) ($ Thousands)                                        11,048
                                                                   ----------




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           101

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


International Equity Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%
AUSTRALIA -- 0.0%
   News                                                 38,229     $      629
                                                                   ----------
BRAZIL -- 0.2%
   Braskem                                              62,280            593
   Petroleo Brasileiro                                  30,000          1,265
   Suzano Bahia Sul Papel e Celulose                    64,000            281
   Usinas Siderurgicas de Minas Gerais,
     Cl A                                               29,000            550
                                                                   ----------
                                                                        2,689
                                                                   ----------
GERMANY -- 0.4%
   Porsche                                               9,435          6,582
                                                                   ----------
Total Preferred Stock
   (Cost $8,541) ($ Thousands)                                          9,900
                                                                   ----------

U.S. TREASURY OBLIGATIONS -- 0.1%
   U.S. Treasury Bills (A)
        2.932%, 08/25/05                               $ 1,805          1,793
                                                                   ----------
Total U.S. Treasury Obligations
   (Cost $1,793) ($ Thousands)                                          1,793
                                                                   ----------

FOREIGN CONVERTIBLE BONDS -- 0.0%
   Credit Suisse Group CV to
     32.3311 Shares (CHF)
        6.000%, 12/23/05                                   317            350
                                                                   ----------
Total Foreign Convertible Bonds
   (Cost $229) ($ Thousands)                                              350
                                                                   ----------

                                                     Number of
                                                      Rights
                                                     ---------
RIGHTS -- 0.0%
SWEDEN -- 0.0%
   Sandvik, Expires 06/08/05* (B)                           20             12
                                                                   ----------
Total Rights
   (Cost $0) ($ Thousands)                                                 12
                                                                   ----------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 3.0%
   Barclays Capital
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $7,976,086
     (collateralized by U.S. Government
     Obligation, par value $8,300,981,
     0.000%, 12/28/05; with total
     market value $8,134,961)                          $ 7,975     $    7,975
   Lehman Brothers
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $6,335,537
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $76,780-
     $3,826,037, 0.000%-4.375%,
     10/15/06-10/15/16; with total
     market value $6,461,933)                            6,335          6,335
   UBS Paine Webber
     3.050%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $35,479,016
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $1,480,617-
     $9,528,096, 0.000%-8.875%,
     04/15/07-05/15/30; with total
     market value $36,185,653)                          35,476         35,476
                                                                   ----------
Total Repurchase Agreements
   (Cost $49,786) ($ Thousands)                                        49,786
                                                                   ----------
Total Investments -- 118.7%
   (Cost $1,774,801) ($ Thousands)                                  1,990,972
                                                                   ----------

OTHER ASSETS AND LIABILITIES -- (18.7)%
Payable upon Return on Securities Loaned                             (337,201)
Payable for Capital Shares Redeemed                                    (6,451)
Payable for Investment Securities Purchased                            (6,337)
Investment Advisory Fees Payable                                         (557)
Trustees' Fees Payable                                                     (6)
Other Assets and Liabilities, Net                                      36,834
                                                                   ----------
Total Other Assets and Liabilities                                   (313,718)
                                                                   ----------
Net Assets -- 100.0%                                               $1,677,254
                                                                   ==========



--------------------------------------------------------------------------------
102           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $1,576,912
Undistributed net investment income                                    14,517
Accumulated net realized loss on investments
   and futures contracts                                             (130,073)
Net unrealized appreciation on investments                            216,171
Net unrealized appreciation on futures contracts                          127
Net unrealized depreciation on foreign currencies
   and translation of other assets and liabilities
   denominated in foreign currencies                                     (400)
                                                                   ----------
Net Assets                                                         $1,677,254
                                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,677,254,020 / 150,362,442 shares)                               $11.15
                                                                       ======

A summary of the open futures contracts held by the fund at May 31, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                        CONTRACT                   APPRECIATION
    TYPE OF              NUMBER OF       VALUE      EXPIRATION    (DEPRECIATION)
   CONTRACT              CONTRACTS    ($ THOUSANDS)    DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
DJ Euro Stoxx               464          $17,703     06/20/05          $ 356
FTSE 100 Index              159           14,385     06/20/05             48
Hang Seng Index              13            1,162     06/30/05             21
SPI 200 Index                49            3,821     06/21/05            (10)
Topix Index                 108           11,439     06/13/05           (288)
                                                                       -----
                                                                       $ 127
                                                                       -----


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

* Non-Income Producing Security
+ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2005 (see Note 9) The total value of securities on loan at May 31, 2005 was $315,327 ($Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of May 31, 2005 was $337,201 ($Thousands). (See Note 9)
(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2005.
(E) The rate reported is the effective yield at time of purchase.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
ADR -- American Depositary Receipt
AUD -- Australian Dollar
CAD -- Canadian Dollar
Cl -- Class
CV -- Convertible
DKK -- Danish Krone
EXL -- Extendable Maturity
FDR -- Fiduciary Depositary Receipt
GBP -- Great Britain Pound
GDR -- Global Depositary Receipt
MTN -- Medium Term Note
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
ZAR -- South African Rand


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           103

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


World Equity Ex-US Fund
May 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)++:
27.1%   Financials
10.3%   Industrials
10.0%   Telecommunication Services
 9.4%   Consumer Discretionary
 7.6%   Energy
 6.6%   Health Care
 5.9%   Materials
 5.5%   Consumer Staples
 4.8%   Exchange Traded Fund
 3.7%   Information Technology
 3.5%   Short-Term Investments
 2.9%   Utilities
 2.2%   Asset-Backed Securities
 0.3%   Certificates of Deposit
 0.2%   U.S. Treasury Obligations
 0.0%   Foreign Convertible Bonds
 0.0%   Rights
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.9%
ARGENTINA -- 0.2%
   Telecom Argentina ADR*                               35,130       $    429
                                                                     --------
AUSTRALIA -- 2.8%
   Amcor                                                20,613            106
   BHP Billiton                                         90,400          1,143
   BlueScope Steel                                      50,300            309
   Brambles Industries (B)                             154,685            932
   Foster's Group                                       24,894            102
   Insurance Australia Group                            35,069            155
   Macquarie Airports                                  132,000            366
   National Australia Bank                              30,700            732
   Newcrest Mining                                      86,900            876
   News                                                  2,988             49
   Promina Group                                        28,206            109
   Qantas Airways                                       39,018             95
   QBE Insurance Group                                 103,861          1,155
   Rinker Group                                         23,332            218
   Wesfarmers                                            4,614            128
   Woolworths                                           13,209            161
                                                                     --------
                                                                        6,636
                                                                     --------
AUSTRIA -- 0.3%
   Erste Bank der Oesterreichischen
     Sparkassen                                          3,490            172
   OMV                                                   1,300            457
   Raiffeisen International Bank Holding*                  469             28
   Telekom Austria (B)                                   6,769            127
                                                                     --------
                                                                          784
                                                                     --------
BELGIUM -- 0.7%
   Delhaize Group (B)                                    7,600            447
   Fortis                                                3,052             83
   KBC Groep (B)                                        12,600          1,026
   UCB                                                   2,243            103
                                                                     --------
                                                                        1,659
                                                                     --------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
BRAZIL -- 1.4%
   Braskem                                              58,100      $     553
   Cia Brasileira de Distribuicao Grupo
     Pao de Acucar ADR                                  12,200            265
   Cia Vale do Rio Doce ADR                             17,700            514
   Gerdau ADR                                            8,850             89
   Petroleo Brasileiro                                   6,400            270
   Petroleo Brasileiro ADR                              11,800            557
   Tele Norte Leste Participacoes ADR                   28,000            427
   Uniao de Bancos Brasileiros GDR                      16,010            574
                                                                     --------
                                                                        3,249
                                                                     --------
CANADA -- 2.8%
   Abitibi-Consolidated                                 20,800             92
   Alcan                                                19,700            594
   Bank of Nova Scotia                                  17,600            558
   Cameco                                                4,800            198
   Canadian Natural Resources                           11,400            329
   Inco                                                  8,300            320
   Manulife Financial                                   14,800            681
   Methanex                                              4,000             73
   Noranda                                               3,277             52
   Potash Saskatchewan                                   5,000            450
   Research In Motion*                                  11,750            973
   Rogers Communications, Cl B                          28,625            867
   Teck Cominco, Cl B                                   22,710            739
   TELUS                                                 7,200            231
   Thomson                                               5,300            179
   Toronto-Dominion Bank                                 2,700            115
                                                                     --------
                                                                        6,451
                                                                     --------
CHILE -- 0.2%
   Empresa Nacional de Electricidad ADR                 21,400            492
                                                                     --------
CHINA -- 0.5%
   China Petroleum & Chemical                        1,216,000            445
   China Shipping Development                          430,000            343
   China Telecom                                     1,141,000            400
                                                                     --------
                                                                        1,188
                                                                     --------
COLOMBIA -- 0.0%
   BanColombia ADR                                       1,100             16
                                                                     --------
CZECH REPUBLIC -- 0.1%
   Cesky Telecom GDR                                    10,500            195
                                                                     --------
DENMARK -- 0.4%
   Danske Bank                                          12,700            366
   Novo-Nordisk, Cl B                                    4,000            206
   TDC                                                   6,400            283
                                                                     --------
                                                                          855
                                                                     --------


--------------------------------------------------------------------------------
104           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
FINLAND -- 1.0%
   Fortum                                               44,400       $    675
   Nokia                                                71,910          1,211
   Sampo                                                20,600            292
   UPM-Kymmene                                           5,100             99
                                                                     --------
                                                                        2,277
                                                                     --------
FRANCE -- 10.4%
   Accor                                                 6,575            304
   Air Liquide                                           1,830            319
   Assurances Generales de France (B)                   24,650          1,984
   AXA                                                  58,135          1,422
   BNP Paribas (B)                                      14,279            964
   Bouygues (B)                                         45,428          1,754
   Carrefour                                             2,401            120
   Cie Generale D'Optique Essilor
     International                                       1,940            134
   Compagnie Generale des
     Etablissements Michelin, Cl B                       1,732            110
   Credit Agricole (B)                                  17,830            464
   Dassault Systemes (B)                                18,248            849
   France Telecom (B)*                                   8,800            253
   Groupe Danone (B)                                    15,358          1,418
   L'Oreal                                               2,705            197
   Lafarge                                               1,201            110
   Lagardere S.C.A. (B)                                 17,050          1,219
   Publicis Groupe                                      19,100            562
   Renault (B)                                          11,497            987
   Sanofi-Aventis (B)                                   53,522          4,844
   Schneider Electric                                    6,489            479
   Societe Generale (B)                                  8,167            805
   Thomson (B)                                          10,800            274
   Total (B)                                            10,400          2,305
   Vinci                                                14,415          1,083
   Vivendi Universal                                    44,855          1,371
                                                                     --------
                                                                       24,331
                                                                     --------
GERMANY -- 5.6%
   Allianz                                               3,024            358
   BASF                                                  8,200            546
   Bayer                                                 6,499            219
   Bayerische Hypo-und Vereinsbank*                     55,604          1,375
   Continental                                          11,500            818
   DaimlerChrysler                                      17,118            689
   Deutsche Bank                                         2,155            168
   Deutsche Boerse                                       2,131            157
   Deutsche Telekom                                     21,000            392
   E.ON                                                 12,940          1,124
   Epcos*                                                7,500             97
   HeidelbergCement                                      7,900            508
   Hypo Real Estate Holding (B)                         11,300            448


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Infineon Technologies*                               59,515       $    523
   Lanxess*                                                  5             --
   MAN (B)                                               9,600            425
   Merck KGaA                                           16,485          1,280
   Muenchener Rueckversicherungs                         5,200            571
   SAP                                                   8,495          1,405
   Siemens*                                             20,964          1,536
   Volkswagen                                           11,405            503
                                                                     --------
                                                                       13,142
                                                                     --------
HONG KONG -- 1.6%
   China Mobile                                        243,700            891
   CNOOC                                             1,814,900          1,003
   Esprit Holdings                                      10,000             72
   Hang Lung Group                                      33,000             56
   Hang Lung Properties                                 64,000             93
   Hutchison Whampoa                                   109,200            951
   Li & Fung                                           136,000            261
   PCCW                                                 64,000             39
   Sun Hung Kai Properties                              12,000            115
   Swire Pacific, Cl A                                  13,500            115
   Wing Hang Bank                                       16,500            118
   Wing Lung Bank                                       13,700            104
                                                                     --------
                                                                        3,818
                                                                     --------
HUNGARY -- 0.2%
   Gedeon Richter                                        3,230            424
   Mol Magyar Olaj- es Gazipari                          1,400            105
                                                                     --------
                                                                          529
                                                                     --------
INDIA -- 1.0%
   GAIL India GDR                                       13,950            409
   Hindalco Industries GDR                              15,180            397
   ICICI Bank ADR                                       22,920            445
   Infosys Technologies ADR (B)                          2,000            145
   Ranbaxy Laboratories GDR                             20,830            546
   Reliance Industries GDR                              16,600            417
                                                                     --------
                                                                        2,359
                                                                     --------
INDONESIA -- 0.2%
   Astra International                                 141,500            174
   Telekomunikasi Indonesia                            700,300            343
                                                                     --------
                                                                          517
                                                                     --------
IRELAND -- 0.6%
   Anglo Irish Bank                                     58,000            680
   CRH                                                   9,994            253
   Depfa Bank                                           27,300            440
                                                                     --------
                                                                        1,373
                                                                     --------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           105

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


World Equity Ex-US Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
ISRAEL -- 0.2%
   Bank Hapoalim                                       109,400       $    384
   Bank Leumi Le-Israel                                 22,900             65
                                                                     --------
                                                                          449
                                                                     --------
ITALY -- 2.1%
   Banca Popolare di Milano (B)                         64,475            655
   Enel                                                 59,200            534
   ENI - Ente Nazionale Idrocarburi                     82,936          2,126
   Fiat*                                                17,770            102
   Sanpaolo IMI (B)                                     73,200          1,018
   Telecom Italia                                      141,000            454
                                                                     --------
                                                                        4,889
                                                                     --------
JAPAN -- 19.3%
   Advantest                                             3,200            243
   Aeon                                                 27,000            420
   Aiful                                                 4,250            315
   Bridgestone                                           9,000            179
   Canon                                                42,700          2,338
   Chubu Electric Power                                  4,300            101
   Circle K Sunkus                                       3,400             77
   Daito Trust Construction                              3,900            148
   East Japan Railway                                      139            695
   Fanuc                                                19,600          1,226
   Fast Retailing                                        4,200            224
   Furukawa Electric*                                   24,000            100
   Hirose Electric                                       2,700            289
   Hitachi                                             283,900          1,718
   Honda Motor                                          15,500            768
   Hoya                                                  1,200            135
   Ibiden                                               18,350            478
   Isetan                                               18,500            240
   Ito-Yokado                                           21,500            736
   Itochu                                               47,900            234
   Japan Airlines                                       38,000            110
   Japan Tobacco                                            54            711
   JFE Holdings                                         25,200            640
   Kansai Electric Power                                11,300            221
   Kobe Steel                                          198,700            350
   Komatsu                                             218,000          1,649
   Kyocera                                              11,000            850
   Leopalace21                                          18,800            289
   Matsushita Electric Industrial                       90,000          1,354
   Millea Holdings                                         116          1,550
   Mitsubishi                                           76,400          1,020
   Mitsubishi Estate                                    57,000            620
   Mitsubishi Tokyo Financial Group                         42            353
   Mitsui                                               12,000            109
   Mitsui Chemicals                                     56,000            321
   Mitsui OSK Lines                                    141,500            860
   Mitsui Sumitomo Insurance                             9,000             83
   Mitsui Trust Holdings                               113,200          1,121


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Mizuho Financial Group                                   49       $    234
   Murata Manufacturing                                  1,900             98
   NEC                                                  73,000            408
   Nidec                                                 1,300            144
   Nikon                                                12,000            135
   Nintendo                                              1,100            118
   Nippon Electric Glass                                11,000            172
   Nippon Meat Packers                                  23,800            297
   Nippon Mining Holdings                               65,600            363
   Nippon Telegraph & Telephone                             88            363
   Nissan Motor                                        201,400          1,994
   Nitto Denko                                           3,100            176
   Nomura Holdings                                      42,000            536
   Oriental Land                                         5,900            353
   ORIX                                                 16,400          2,384
   Promise                                               8,100            509
   Rengo                                                21,000            110
   Ricoh                                                11,000            181
   Rohm                                                  2,000            189
   Sankyo                                               15,200            312
   Sankyo Gunma                                          2,700            119
   Sanyo Shinpan Finance                                 4,800            336
   Sega Sammy Holdings                                   4,800            279
   Sekisui House                                        19,000            188
   Shimamura                                             1,400            109
   Shionogi                                              5,000             69
   SMC                                                   2,700            289
   Softbank                                              5,800            210
   Sompo Japan Insurance                                14,000            143
   Sony                                                 32,100          1,209
   Square Enix                                          27,100            785
   Sumitomo                                             37,000            299
   Sumitomo Chemical                                    21,000             99
   Sumitomo Forestry                                     6,000             53
   Sumitomo Heavy Industries                            78,000            389
   Sumitomo Metal Industries                           189,000            323
   Sumitomo Mitsui Financial Group                         441          2,885
   Suzuki Motor                                         24,700            407
   T&D Holdings                                          2,100            106
   Takeda Pharmaceutical                                15,300            742
   TDK                                                   2,000            147
   Tohoku Electric Power                                 5,900            119
   Tokyo Electric Power                                 21,400            505
   Tokyo Electron                                        6,400            361
   Tokyo Gas (B)                                        49,000            194
   Toyota Motor                                         23,700            849
   UFJ Holdings*                                           224          1,145
   Uni-Charm                                             2,500            103
   Yahoo! Japan                                             10             20
   Yamada Denki                                          4,400            242
   Yamanouchi Pharmaceutical                             5,900            212
   Yamato Transport                                     23,000            324
                                                                     --------
                                                                       45,211
                                                                     --------


--------------------------------------------------------------------------------
106           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.5%
   Arcelor                                              42,300       $    845
   SES GLOBAL FDR                                       28,963            401
                                                                     --------
                                                                        1,246
                                                                     --------
MALAYSIA -- 0.8%
   IOI                                                 145,000            351
   Malaysia International Shipping                      99,800            457
   Public Bank (Foreign Market)                        187,600            331
   Resorts World                                       150,200            381
   Sime Darby                                          229,000            350
                                                                     --------
                                                                        1,870
                                                                     --------
MEXICO -- 1.7%
   Alfa                                                105,780            606
   America Movil, Ser L ADR                             28,450          1,612
   Consorcio                                           114,500            371
   Fomento Economico Mexicano ADR                       13,110            718
   Grupo Financiero Banorte                             86,100            572
                                                                     --------
                                                                        3,879
                                                                     --------
NETHERLANDS -- 4.2%
   ABN AMRO Holding (B)                                 84,069          1,958
   Aegon                                                19,113            245
   Euronext                                              4,729            160
   European Aeronautic Defense & Space                  17,020            505
   Heineken                                             14,374            457
   Heineken Holding, Cl A                                8,098            231
   ING Groep                                            84,112          2,335
   Koninklijke Ahold*                                   12,875             98
   Koninklijke Philips Electronics                      10,200            261
   Reed Elsevier                                         1,857             26
   Royal Dutch Petroleum                                34,357          2,007
   Royal Dutch Petroleum
     (New York Shares)                                   2,700            158
   Royal KPN                                            46,882            373
   Royal Numico*                                         3,255            130
   TNT                                                  27,100            694
   VNU                                                  10,050            274
                                                                     --------
                                                                        9,912
                                                                     --------
NORWAY -- 1.3%
   DNB                                                   8,500             83
   Norsk Hydro (B)                                      18,410          1,505
   Norske Skogindustrier (B)                             2,900             45
   Statoil (B)                                          43,250            763
   Tandberg                                             67,900            731
                                                                     --------
                                                                        3,127
                                                                     --------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
PHILIPPINES -- 0.1%
   Philippine Long Distance Telephone*                   3,900       $    106
   SM Investments*                                      35,000            160
                                                                     --------
                                                                          266
                                                                     --------
PORTUGAL -- 0.2%
   Portugal Telecom                                     51,577            529
                                                                     --------
RUSSIA -- 0.7%
   LUKOIL ADR                                           12,720            444
   MMC Norilsk Nickel ADR                                5,780            337
   Mobile Telesystems ADR                               10,200            358
   Sberbank GDR*                                         5,230            344
   Surgutneftegaz ADR                                    7,150            249
                                                                     --------
                                                                        1,732
                                                                     --------
SINGAPORE -- 0.7%
   Flextronics International*                           38,300            489
   Singapore Telecommunications                        715,000          1,118
   United Overseas Bank                                 13,000            112
                                                                     --------
                                                                        1,719
                                                                     --------
SOUTH AFRICA -- 1.3%
   ABSA Group                                           29,500            360
   Anglo American Platinum                               6,580            285
   Barloworld                                           25,100            327
   Sanlam                                              293,950            488
   Sappi                                                28,400            276
   Sasol                                                45,457          1,132
   Telkom                                                5,930             98
                                                                     --------
                                                                        2,966
                                                                     --------
SOUTH KOREA -- 2.6%
   CJ                                                    5,700            407
   Daelim Industrial                                     6,220            299
   Daewoo Shipbuilding & Marine
     Engineering                                        20,000            404
   Hankook Tire                                         34,800            395
   Honam Petrochemical                                   2,200             87
   Hyundai Motor                                         6,100            343
   Industrial Bank of Korea                             10,680             95
   Kookmin Bank                                          1,600             70
   Kookmin Bank ADR                                     11,230            496
   POSCO                                                 1,100            196
   Samsung Electronics                                   1,065            517
   Samsung Electronics GDR                               3,384            814
   Samsung Fire & Marine Insurance                       3,830            287
   Shinhan Financial Group                              45,810          1,172
   Shinsegae                                             1,015            345
                                                                     --------
                                                                        5,927
                                                                     --------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           107

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


World Equity Ex-US Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
SPAIN -- 3.9%
   ACS Actividades                                      45,500       $  1,214
   Altadis                                               5,300            218
   Banco Bilbao Vizcaya Argentaria                      88,307          1,389
   Banco Santander Central Hispano (B)                 124,465          1,425
   Endesa                                               29,600            646
   Iberdrola                                             7,039            180
   Inditex                                               9,365            266
   Repsol                                               84,002          2,107
   Telefonica (B)                                       82,197          1,381
   Union Fenosa                                          9,700            293
                                                                     --------
                                                                        9,119
                                                                     --------
SWEDEN -- 1.6%
   Atlas Copco, Cl A*                                   16,600            205
   Sandvik                                               2,800            111
   Svenska Cellulosa, Cl B                              14,700            502
   Telefonaktiebolaget LM Ericsson
     ADR (B)                                            25,350            797
   Telefonaktiebolaget LM Ericsson,
     Cl B                                              157,000            496
   Volvo, Cl B (B)                                      38,900          1,592
                                                                     --------
                                                                        3,703
                                                                     --------
SWITZERLAND -- 6.1%
   Adecco                                                1,969             94
   Compagnie Financiere Richemont,
     Cl A*                                              18,405            562
   Credit Suisse Group (B)                              31,159          1,251
   Geberit                                                 159            105
   Holcim (B)                                           11,293            688
   Micronas Semiconductor Holdings*                      4,300            162
   Nestle                                                7,012          1,850
   Novartis                                             66,842          3,272
   Roche Holding                                        13,074          1,653
   Serono, Cl B                                            169            103
   SGS                                                     990            697
   Swiss Reinsurance (B)                                 7,002            435
   Swisscom                                                938            315
   Syngenta*                                             1,127            117
   Synthes                                               1,272            140
   UBS                                                  27,530          2,128
   Xstrata*                                             40,132            721
                                                                     --------
                                                                       14,293
                                                                     --------
TAIWAN -- 1.7%
   Advanced Semiconductor Engineering                  690,000            503
   Compal Electronics                                  360,000            346
   Eva Airways*                                      1,030,000            512


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                           Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Fubon Financial Holding                              75,000       $     71
   Fubon Financial Holding GDR*                         36,000            337
   HON HAI Precision Industry                          115,000            603
   HON HAI Precision Industry GDR                       13,307            140
   Taiwan Semiconductor Manufacturing
     ADR                                                74,700            688
   United Microelectronics*                            690,000            466
   Yuanta Core Pacific Securities                      356,000            255
                                                                     --------
                                                                        3,921
                                                                     --------
THAILAND -- 0.4%
   Advanced Info Service                                21,000             48
   Advanced Info Service
     (Foreign Shares)                                  124,400            286
   Land and Houses NVDR                              1,417,000            262
   PTT                                                  20,200             98
   Siam Cement                                          54,700            329
                                                                     --------
                                                                        1,023
                                                                     --------
TURKEY -- 0.5%
   Ford Otomotiv Sanayi                                 10,320             65
   Haci Omer Sabanci Holding                           100,000            345
   Turkcell Iletisim Hizmet                             50,000            262
   Turkiye Is Bankasi                                   84,000            458
                                                                     --------
                                                                        1,130
                                                                     --------
UNITED KINGDOM -- 15.9%
   Anglo American                                       13,400            320
   ARM Holdings                                         11,641             23
   AstraZeneca                                          20,379            867
   AstraZeneca (SEK)                                    10,350            442
   Aviva                                                62,000            696
   Barclays                                            188,300          1,790
   BHP Billiton                                        111,573          1,350
   BP                                                  277,900          2,791
   Bradford & Bingley                                   17,579             99
   Brambles Industries                                   6,335             35
   British Land                                          7,124            113
   BT Group                                            171,900            668
   Cadbury Schweppes                                   194,440          1,900
   Carnival                                             12,450            682
   Diageo                                               16,130            232
   GlaxoSmithKline                                     100,325          2,487
   GUS                                                  75,215          1,160
   Hanson                                               11,747            109
   HBOS                                                 93,982          1,371
   HSBC Holdings                                       110,480          1,748
   Intercontinental Hotels Group                        32,300            375


--------------------------------------------------------------------------------
108           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   International Power                                  87,100       $    307
   J Sainsbury                                          74,900            390
   Lloyds TSB Group                                     61,814            510
   Mitchells & Butlers                                  60,500            356
   National Grid Transco                                53,100            520
   Next                                                  3,841            101
   O2                                                  514,700          1,196
   Pearson                                              35,493            426
   Persimmon                                            24,200            330
   Punch Taverns                                        25,520            317
   Reckitt Benckiser                                    34,078          1,043
   Reed Elsevier                                        49,905            478
   Rio Tinto                                            25,600            762
   Rolls-Royce Group*                                    8,814             44
   Royal & Sun Alliance Insurance Group                156,100            219
   Royal Bank of Scotland Group                         60,945          1,795
   Scottish & Southern Energy                            8,440            151
   Scottish Power                                       78,950            667
   Shell Transport & Trading                           149,865          1,304
   Signet Group                                        179,400            336
   South African Breweries                              14,700            226
   Standard Chartered                                   20,807            378
   Tate & Lyle                                          54,700            472
   Trinity Mirror                                       17,700            201
   Unilever                                             51,920            508
   Vodafone Group                                    1,614,839          4,084
   Whitbread                                            22,557            374
   Wimpey George                                        53,700            416
                                                                     --------
                                                                       37,169
                                                                     --------
VENEZUELA -- 0.1%
   Cia Anonima Nacional Telefonos
     de Venezuela ADR                                   17,040            324
                                                                     --------
Total Common Stock
   (Cost $229,457) ($ Thousands)                                      224,704
                                                                     --------

CORPORATE OBLIGATIONS (C) (D) -- 4.9%
FINANCIALS -- 4.9%
   ASIF Global Financing XV (F)
        3.026%, 09/02/05                                $   37             37
   Allstate Life Global Funding II, MTN (F)
        3.080%, 06/15/06                                   181            181
   American General Finance (F)
        3.090%, 06/15/06                                   355            355
   Bear Stearns EXL
        3.100%, 06/15/06                                   702            702
   CCN Bluegrass (F)
        3.170%, 02/21/06                                   256            256


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   CIT Group, MTN
        3.260%, 05/12/06                                $  986       $    986
        3.199%, 07/29/05                                    45             45
        3.163%, 04/19/06                                    99             99
   Caterpillar Financial Services MTN, Ser F
        3.250%, 07/11/05                                   197            197
   Countrywide Home Loans MTN, Ser A
        3.509%, 03/21/06                                   323            323
   Countrywide Home Loans MTN, Ser M
        3.389%, 08/26/05                                   118            118
        3.152%, 06/23/05                                   241            241
        3.040%, 11/30/05                                   450            450
        2.810%, 01/31/06                                    87             87
   Dekabank (F)
        3.206%, 05/19/06                                   730            729
   Five Finance MTN (F)
        3.100%, 09/22/05                                   560            560
   Harrier Finance Funding MTN (F)
        3.034%, 09/15/05                                   114            114
   Harrier Finance Funding MTN, Ser 1 (F)
        3.016%, 06/15/05                                   343            343
   Irish Life & Permanent MTN, Ser X (F)
        3.101%, 06/22/06                                   367            367
   Jackson National Life Funding (F)
        3.064%, 05/01/06                                   867            867
   K2 MTN (F)
        2.995%, 12/12/05                                    24             24
   Lakeside Funding
        3.120%, 06/08/05                                   197            197
   Liberty Lighthouse US Capital MTN (F)
        3.118%, 05/10/06                                   394            394
   Morgan Stanley EXL
        3.089%, 05/04/06                                   138            138
   Morgan Stanley EXL, Ser S
        3.085%, 06/02/06                                   197            197
   Nationwide Building Society (F)
        3.090%, 01/06/06                                   394            394
        3.083%, 10/28/05                                   197            197
   Northern Rock (F)
        3.099%, 02/03/06                                   406            406
   Pacific Life Global Funding (F)
        3.080%, 06/13/06                                   296            296
   Premium Asset Trust, Ser 2004-01 (F)
        3.100%, 04/14/06                                   552            552
   Premium Asset Trust, Ser 2004-10 (F)
        3.100%, 02/06/06                                   292            292
   SLM EXL, Ser S (F)
        3.090%, 06/20/06                                   789            789
   SLM MTN, Ser X (F)
        3.090%, 05/15/06                                   434            434
   White Pine Finance MTN, Ser 1 (F)
        3.071%, 11/01/05                                   174            173
                                                                     --------
Total Corporate Obligations
   (Cost $11,540) ($ Thousands)                                        11,540
                                                                     --------
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           109

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


World Equity Ex-US Fund (Continued)
May 31, 2005
--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 5.6%
CANADA -- 5.6%
   iUnits S&P/TSX 60 Index Fund                        301,900       $ 13,033
                                                                     --------
Total Exchange Traded Fund
   (Cost $13,205) ($ Thousands)                                        13,033
                                                                     --------
ASSET-BACKED SECURITIES (C) (D) (F) -- 2.5%
AUTOMOTIVE -- 0.4%
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                                $  954            954
   Drivetime Auto Owner Trust
        3.110%, 03/15/06                                    94             94
                                                                     --------
                                                                        1,048
                                                                     --------
MORTGAGE RELATED SECURITIES -- 2.1%
   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
        3.090%, 09/20/05                                   252            252
   Blue Heron Funding, Ser 6A, Cl A1
        3.129%, 06/21/05                                    79             79
   Blue Heron Funding, Ser 9A, Cl A1
        3.120%, 02/22/06                                   394            394
   CCN Independence IV
        3.160%, 10/17/05                                   217            217
        3.160%, 01/17/06                                   138            138
   Cheyne High Grade, Ser 2004-1A, Cl A1
        3.250%, 11/10/05                                   227            227
   Commodore, Ser 2003-2A, Cl A1MM
        3.100%, 12/12/38                                   181            181
   Duke Funding, Ser 2004-6B, Cl A1MM
        2.680%, 04/10/06                                   296            296
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
        3.140%, 09/20/05                                   560            560
   Harwood Street Funding II,
     Ser 2005-A1, Cl NOTE
        3.141%, 06/25/06                                   394            394
   Orchard Structured Finance CDO,
     Ser 2003-1A, Cl A1MM
        3.370%, 11/18/05                                   385            385
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
        3.140%, 11/25/05                                   634            634
   RMAC, Ser 2004-NS2A, Cl A1
        3.080%, 06/13/05                                    70             70
   RMAC, Ser 2004-NS3A, Cl A1
        3.090%, 06/12/05                                   166            166
   Saturn Ventures II
        3.150%, 08/08/05                                   438            438
   TIAA Real Estate, Ser 2003-1A, Cl A1
        3.131%, 03/28/06                                   255            255


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMA
        3.030%, 09/15/05                                $   71       $     71
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
        3.040%, 06/15/05                                    99             99
                                                                     --------
                                                                        4,856
                                                                     --------
Total Asset-Backed Securities
   (Cost $5,904) ($ Thousands)                                          5,904
                                                                     --------

COMMERCIAL PAPER (E) -- 1.6%
FINANCIALS -- 1.6%
   Ajax Bambino Funding (C)
        3.119%, 07/06/05                                   394            393
   Altimira Funding (C)
        3.004%, 06/16/05                                    51             51
   Beethoven Funding (C)
        3.109%, 07/05/05                                   197            197
        3.013%, 06/13/05                                   198            198
   Brahms Funding (C)
        3.000%, 06/02/05                                   509            509
   Capital One Multi-Asset Funding (C)
        3.025%, 06/20/05                                   158            157
        3.002%, 06/07/05                                   138            138
   Cobbler Funding (C)
        3.057%, 06/28/05                                    72             72
   Cre-8 Funding (C)
        3.106%, 06/23/05                                   138            138
   Golden Fish (C)
        3.066%, 06/22/05                                   205            205
        3.065%, 06/20/05                                   128            128
        3.055%, 06/21/05                                    59             59
        3.053%, 06/14/05                                   159            158
   Rams Funding (C)
        3.121%, 06/06/05                                   197            197
   United Parcel
        3.960%, 06/06/01                                   566            566
   Wells Fargo
        2.942%, 06/06/05                                   520            520
                                                                     --------
Total Commercial Paper
   (Cost $3,686) ($ Thousands)                                          3,686
                                                                     --------

CASH EQUIVALENT -- 1.0%
   SEI Daily Income Trust,
     Prime Obligations Fund, Cl A+                   2,299,157          2,299
                                                                     --------
Total Cash Equivalent
   (Cost $2,299) ($ Thousands)                                          2,299
                                                                     --------


--------------------------------------------------------------------------------
110           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
MASTER NOTES (C) -- 0.6%
   Bank of America Master Notes
        3.143%, 06/01/05                                   986            986
   Bear Stearns Master Notes
        3.234%, 06/01/05                                   473            473
                                                                     --------
Total Master Notes
   (Cost $1,459) ($ Thousands)                                          1,459
                                                                     --------
TIME DEPOSITS -- 0.7%
   Brown Brothers Harriman
        5.500%, 06/01/05                       ZAR          45       $      7
        3.869%, 06/01/05                       GBP          49             90
        2.520%, 06/01/05                                $1,477          1,477
        1.600%, 06/01/05                       CAD         142            113
        1.500%, 06/01/05                       HKD          51              6
        1.250%, 06/01/05                       DKK          48              8
                                                                     --------
Total Time Deposits
   (Cost $1,701) ($ Thousands)                                          1,701
                                                                     --------

CERTIFICATES OF DEPOSIT (C) (E) -- 0.4%
FINANCIALS -- 0.4%
   U.S. Trust
        3.215%, 09/14/05                                $  395            395
   Washington Mutual Bank
        3.270%, 08/18/05                                   465            465
                                                                     --------
Total Certificates of Deposit
   (Cost $860) ($ Thousands)                                              860
                                                                     --------

PREFERRED STOCK -- 0.3%
BRAZIL -- 0.2%
   Cia Energetica de Minas Gerais                   18,950,000            578
                                                                     --------
SOUTH KOREA -- 0.1%
   Hyundai Motor                                         7,600            245
                                                                     --------
Total Preferred Stock
   (Cost $696) ($ Thousands)                                              823
                                                                     --------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
        2.945%, 08/25/05                                   500            497
                                                                     --------
Total U.S. Treasury Obligation
   (Cost $497) ($ Thousands)                                              497
                                                                     --------

FOREIGN CONVERTIBLE BONDS -- 0.0%
   Credit Suisse Group CV to 32.3311
     Shares (CHF)
        6.000%, 12/23/05                                    24             27
                                                                     --------
Total Foreign Convertible Bonds
   (Cost $27) ($ Thousands)                                                27
                                                                     --------
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
RIGHTS -- 0.0%

                                                       Number of
                                                        Rights
                                                       --------
SWEDEN -- 0.0%
   Sandvik*, Expires 06/08/05                                3       $      2
                                                                     --------
Total Rights
   (Cost $0) ($ Thousands)                                                  2
                                                                     --------

REPURCHASE AGREEMENTS (C) -- 1.7%
   Barclays Capital
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $620,595
     (collateralized by U.S. Government
     Obligation, par value $645,874,
     0.000%, 12/28/05; total market
     value $632,957)                                    $  621            621
   Lehman Brothers
     3.040%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $492,949
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $5,974-
     $597,692, 0.000%-4.375%,
     10/15/06-10/15/16; with total
     market value $502,783)                                493            493
   UBS Paine Webber
     3.050%, dated 05/31/05, to be
     repurchased on 06/01/05,
     repurchase price $2,760,515
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $115,202-
     $741,352, 0.000%-8.875%,
     04/15/07-05/15/30; with total
     market value $2,815,496)                            2,760          2,760
                                                                     --------
Total Repurchase Agreements
   (Cost $3,874) ($ Thousands)                                          3,874
                                                                     --------
Total Investments -- 115.4%
   (Cost $275,205) ($ Thousands)                                      270,409
                                                                     --------

OTHER ASSETS AND LIABILITIES -- (15.4)%
Payable upon Return on Securities Loaned                              (26,237)
Payable for Investment Securities Purchased                           (19,768)
Payable for Capital Shares Redeemed                                      (454)
Investment Advisory Fees Payable                                          (97)
Trustees' Fees Payable                                                     (1)
Other Assets and Liabilities, Net                                      10,544
                                                                     --------
Total Other Assets and Liabilities -- (15.4)%                         (36,013)
                                                                     --------
Net Assets -- 100.0%                                                 $234,396
                                                                     ========

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           111

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


World Equity Ex-US Fund (Concluded)
May 31, 2005
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                         $238,598
Undistributed net investment income                                     1,493
Accumulated net realized loss on investments
   and futures contracts                                                 (911)
Net unrealized depreciation on investments                             (4,796)
Net unrealized appreciation on futures contracts                           23
Net unrealized depreciation on foreign currencies
   and translation of other assets and liabilities
   denominated in foreign currencies                                      (11)
                                                                     --------
Net Assets                                                           $234,396
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($234,396,279 / 23,904,966 shares)                                   $9.81
                                                                        =====

A summary of the open futures contracts held by the fund at May 31, 2005, is as follows: (see Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                 CONTRACT                                  UNREALIZED
    TYPE OF     NUMBER OF       VALUE     EXPIRATION      APPRECIATION
   CONTRACT      CONTRACTS  ($ THOUSANDS)    DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------

DJ Euro Stoxx        6          $229       06/20/05            $15
FTSE 100 Index       1            90       06/20/05              3
Hang Seng Index      1            89       06/30/05              2
Topix Index          1           106       06/13/05              3
                                                               ---
                                                               $23
                                                               ---


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
* Non-Income Producing Security
+ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2005 (see Note 9) The total value of securities on loan at May 31, 2005 was $24,541 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of May 31, 2005 was $26,237 ($ Thousands). (See Note 9)
(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2005.
(E) The rate reported is the effective yield at time of purchase.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
ADR -- American Depositary Receipt
CAD -- Canadian Dollar
Cl -- Class
CV -- Convertible
DKK -- Danish Krone
EXL -- Extendable Maturity
FDR -- Fiduciary Depositary Receipt
GBP -- Great Britain Pound
GDR -- Global Depositary Receipt
HKD -- Hong Kong Dollar
MTN -- Medium Term Note
NVDR -- Non-Voting Depositary Receipt
SEK -- Swedish Krona
Ser -- Series
ZAR -- South African Rand



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
112           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------


Statements of Assets and Liabilities ($ Thousands)


May 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                                                                         CORE FIXED                LONG             EXTENDED
                                                                             INCOME            DURATION             DURATION
                                                                               FUND                FUND                 FUND

------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $5,444,007, $76,539 and $153,246,
     respectively)                                                       $5,497,511             $76,366             $153,688
   Repurchase agreements (Cost $530,750, $0 and $0, respectively)           530,750                  --                   --
   Cash                                                                          --                  11                   --
   Foreign currency, at value (Cost $1, $0 and $0, respectively)                  1                  --                   --
   Receivable for investment securities sold                                655,682                 627                2,434
   Receivable for capital shares sold                                        32,961                  --                   --
   Unrealized gain on forward foreign currency contracts                        523                  --                   --
   Dividends and interest receivable                                         32,993               1,290                2,813
   Unrealized gain on swap contracts                                             --               2,568               14,660
   Other assets                                                                  --                  10                   22
------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                           6,750,421              80,872              173,617
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return on securities loaned                               1,308,199                  --                   --
   Payable for investment securities purchased                            1,161,186               4,786               18,508
   Income distribution payable                                                  492                  --                   --
   Bank overdraft                                                             7,015                  --                  275
   Payable for capital shares redeemed                                        5,637                  --                   --
   Options written, at fair value (premiums received $627, $0 and $0,
     respectively)                                                            1,061                  --                   --
   Payable for Swap Contracts                                                   306                  --                   --
   Payable for Margin Variation                                                 685                   9                   --
   Investment advisory fees payable                                             336                  --                   16
   Trustees' fees payable                                                        13                  --                   --
   Accrued expense payable                                                      242                  23                   39
------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                      2,485,172               4,818               18,838
------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                            $4,265,249             $76,054             $154,779
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)                           $4,210,842             $72,782             $135,939
   Undistributed net investment income                                          402                   8                    4
   Accumulated net realized gain on investments, futures contracts,
     options, foreign currency contracts and swap contracts                   2,116                 869                3,734
   Net unrealized appreciation (depreciation) on investments and options     53,070                (173)                 442
   Net unrealized depreciation on futures contracts                          (1,794)                 --                   --
   Net unrealized appreciation on foreign currency translations                 919                  --                   --
   Net unrealized appreciation (depreciation) on swap contracts                (306)              2,568               14,660
------------------------------------------------------------------------------------------------------------------------------
   Net Assets -- 100.0%                                                  $4,265,249             $76,054             $154,779
------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($4,265,249,459 / 412,577,434 shares),
     ($76,053,851 / 7,200,549 shares) and
     ($154,779,164 / 12,939,691 shares), respectively                        $10.34              $10.56               $11.96
==============================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           113

--------------------------------------------------------------------------------


Statements of Operations ($ Thousands)


For the year ended May 31, 2005

-----------------------------------------------------------------------------------------------------------------------------
                                                                               LARGE CAP
                                                             LARGE CAP            EQUITY            INDEX         SMALL CAP
                                                                  FUND              FUND             FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                  $ 33,033          $ 57,577          $ 6,043          $ 13,006
   Dividends from Affiliated Registered Investment Company(2)      570             1,195              117               926
   Interest                                                         85               172               10                77
   Security Lending Income -- Net                                  175               223               15               711
   Less: Foreign Taxes Withheld                                    (41)               (5)              (1)              (34)
-----------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                      33,822            59,162            6,184            14,686
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                      6,983            11,790              518             9,468
   Administration Fees                                             873             1,474              152               728
   Trustee Fees                                                     28                37                4                19
   Shareholder Service Fees*                                         1                --               --                 1
   Custodian/Wire Agent Fees                                       117               177               21                98
   Professional Fees                                                67                82                9                44
   Proxy Expenses                                                   49                75                8                38
   Printing Fees                                                    20                40                4                19
   Registration Fees                                                 6               134                4                44
   Litigation Fees (See Note 10)                                    --                --               --                --
   Other Expenses                                                   21                34                8                19
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                8,165            13,843              728            10,478
-----------------------------------------------------------------------------------------------------------------------------
   Less Waiver of:
     Investment Advisory Fees                                   (2,696)           (3,186)            (174)           (1,830)
     Administration Fees                                          (873)           (1,474)            (152)             (728)
-----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                  4,596             9,183              402             7,920
-----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                        29,226            49,979            5,782             6,766
=============================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments                                                41,774            52,654              (68)           50,397
     Futures Contracts                                           2,714             3,434              549             5,094
     Written Options                                                --                --               --                --
     Swap Contracts                                                 --                --               --                --
     Foreign Currency Transactions                                  --                --               --               (43)
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                                80,959           192,442           21,921            84,962
     Futures Contracts                                             268               434              (72)           (1,017)
     Written Options                                                --                --               --                --
     Swap Contracts                                                 --                --               --                --
     Foreign Currency and Translation
       of Other Assets and Liabilities
       Denominated in Foreign Currencies                            --                --               --                --
-----------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                          $154,941          $298,943          $28,112          $146,159
=============================================================================================================================

 * Fees are incurred at the Class T level only.
(1) The World Equity Ex-US Fund commenced operations on March 28, 2005.
(2) See Note 2 in the Notes to the Financial Statements.
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
114  SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                                                                          CORE
                                                                SMALL/MID CAP            FIXED              LONG
                                                                       EQUITY           INCOME          DURATION
                                                                          FUND            FUND              FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                          $ 5,647         $     83           $    --
   Dividends from Affiliated Registered Investment Company(2)             426              595                20
   Interest                                                                24          151,947             1,886
   Security Lending Income -- Net                                         210            1,335                --
   Less: Foreign Taxes Withheld                                           (14)              --                --
------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                              6,293          153,960             1,906
------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                             3,764           11,285               134
   Administration Fees                                                    290            1,881                22
   Trustee Fees                                                             7               50                 1
   Shareholder Service Fees*                                               --               --                --
   Custodian/Wire Agent Fees                                               33              235                 4
   Professional Fees                                                       18              110                 2
   Proxy Expenses                                                          14               92                 1
   Printing Fees                                                            6               55                --
   Registration Fees                                                       34              140                 8
   Litigation Fees (See Note 10)                                           --                9                --
   Other Expenses                                                          10              239                11
------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                       4,176           14,096               183
------------------------------------------------------------------------------------------------------------------
   Less Waiver of:
     Investment Advisory Fees                                            (319)          (6,746)              (70)
     Administration Fees                                                 (290)          (1,881)              (22)
------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                         3,567            5,469                91
------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                2,726          148,491             1,815
==================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments                                                       21,124           35,609             1,921
     Futures Contracts                                                  1,355               49                --
     Written Options                                                                        --                --
     Swap Contracts                                                        --            4,035                --
     Foreign Currency Transactions                                        (15)              90                --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                                       46,273           55,805               (44)
     Futures Contracts                                                   (213)          (1,170)               --
     Written Options                                                       --             (259)               --
     Swap Contracts                                                        --             (306)            2,568
     Foreign Currency and Translation
       of Other Assets and Liabilities
       Denominated in Foreign Currencies                                   --              919                --
------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                  $71,250         $243,263            $6,260
==================================================================================================================

------------------------------------------------------------------------------------------------------------------

                                                                     EXTENDED    INTERNATIONAL      WORLD EQUITY
                                                                     DURATION           EQUITY             EX-US
                                                                         FUND             FUND           FUND(1)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                          $    --         $ 44,821           $ 2,088
   Dividends from Affiliated Registered Investment Company(2)              21              368                10
   Interest                                                             2,422              488                 7
   Security Lending Income -- Net                                          --            1,832                20
   Less: Foreign Taxes Withheld                                            --           (5,422)             (276)
------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                              2,443           42,087             1,849
------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                               175            8,340               206
   Administration Fees                                                     29              826                19
   Trustee Fees                                                             1               23                 1
   Shareholder Service Fees*                                               --               --                --
   Custodian/Wire Agent Fees                                                4              235                 2
   Professional Fees                                                        2               49                 3
   Proxy Expenses                                                           1               43                --
   Printing Fees                                                            1               24                --
   Registration Fees                                                       12               23                28
   Litigation Fees (See Note 10)                                           --               --                --
   Other Expenses                                                          12               41                 2
------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         237            9,604               261
------------------------------------------------------------------------------------------------------------------
   Less Waiver of:
     Investment Advisory Fees                                             (91)          (1,726)              (18)
     Administration Fees                                                  (29)            (826)              (19)
------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           117            7,052               224
------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                2,326           35,035             1,625
==================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments                                                        4,195          131,448            (1,095)
     Futures Contracts                                                     --              744               184
     Written Options                                                       --               --                --
     Swap Contracts                                                     1,911               --                --
     Foreign Currency Transactions                                         --           (1,086)             (132)
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                                        1,085           54,912            (4,796)
     Futures Contracts                                                     --              717                23
     Written Options                                                       --               --                --
     Swap Contracts                                                    15,209               --                --
     Foreign Currency and Translation
       of Other Assets and Liabilities
       Denominated in Foreign Currencies                                   --             (357)              (11)
------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                  $24,726         $221,413           $(4,202)
==================================================================================================================




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           115

--------------------------------------------------------------------------------

Statements of Changes in Net Assets ($ Thousands)


For the years or period ended May 31,

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 LARGE CAP
                                                                               DISCIPLINED                  LARGE CAP
                                                  LARGE CAP FUND               EQUITY FUND(2)              INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                2005         2004           2005         2004          2005          2004
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $   29,226   $    34,019    $   49,979   $   11,424      $  5,782    $   3,964
   Net Realized Gain (Loss) from
     Investments, Written Options, Futures
     Contracts and Swap Contracts               44,488       380,926(5)     56,088       12,121           481         (223)
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                          --            --            --           --            --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Written
     Options, Futures Contracts and Swap
     Contracts                                  81,227        64,021       192,876       60,817        21,849       37,832
   Net Change in Unrealized Appreciation
     on Foreign Currencies, and Translation
     of Other Assets and Liabilities
     Denominated in Foreign Currency                --            --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                 154,941       478,966       298,943       84,362        28,112       41,573
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                   (27,730)      (37,006)      (45,577)      (6,738)       (5,437)      (3,562)
     Class T                                        (5)           (2)           --           --            --           --
   Net Realized Gains:
     Class A                                        --            --       (23,335)      (2,310)         (576)        (533)
     Class T                                        --            --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions           (27,735)      (37,008)      (68,912)      (9,048)       (6,013)      (4,095)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued               206,914     1,040,314(7)  1,336,678(7) 2,321,249(7)     66,334      228,588(7)
     Reinvestment of Dividends &
     Distributions                              26,686        36,168        68,680        9,027         5,866        4,076
     Cost of Shares Redeemed                  (396,899)   (2,739,017)(8)  (389,069)    (120,549)      (58,307)    (128,043)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                (163,299)   (1,662,535)    1,016,289    2,290,727        13,893      104,621
-----------------------------------------------------------------------------------------------------------------------------
   CLASS T:
     Proceeds from Shares Issued                 1,475             1            --           --            --           --
     Reinvestment of Dividends &
     Distributions                                   5             2            --           --            --           --
     Cost of Shares Redeemed                    (1,483)         (221)           --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class T Transactions                      (3)         (218)           --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          (163,302)   (1,662,753)    1,016,289    2,209,727        13,893      104,621
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets       (36,096)   (1,220,795)    1,246,320    2,285,041        35,992      142,099
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                       1,787,881     3,008,676     2,285,041           --       284,711      142,612
-----------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $1,751,785   $ 1,787,881    $3,531,361   $2,285,041      $320,703    $ 284,711
=============================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at Period End   $    5,023   $     3,532    $    9,088   $    4,686      $  1,046    $     701
=============================================================================================================================
(1) See Note 4 in the Notes to Financial Statements for additional information.
(2) The Large Cap Disciplined Equity Fund commenced operations on August 28, 2003.
(3) The Small/Mid Cap Equity Fund commenced operations on December 15, 2003.
(4) The Long Duration Bond Fund commenced operations on April 21, 2004.
(5) Includes realized gain of $48,900 due to in-kind redemption (see note 8).
(6) Includes realized gain of $17,934 due to in-kind redemption (see note 8).
(7) Includes subscriptions as a result of in-kind transfers of securities (see note 8).
(8) Includes redemptions as a result of in-kind transfers of securities (see note 8).

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
116           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         LONG
                                                                            SMALL/MID CAP           CORE FIXED         DURATION
                                                   SMALL CAP FUND           EQUITY FUND(3)          INCOME FUND          FUND(4)
------------------------------------------------------------------------------------------------------------------------------------
                                                2005         2004         2005         2004       2005        2004    2005      2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                     $    6,766  $    5,983    $  2,726   $    662   $  148,491 $  102,842 $ 1,815   $   33
   Net Realized Gain (Loss) from Investments,
     Written Options, Futures Contracts and
     Swap Contracts                              55,491     322,159(6)   22,479      2,209       39,693     41,186   1,921      (19)
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                          (43)         --         (15)        --           90         --      --       --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Written
     Options, Futures Contracts and Swap
     Contracts                                   83,945      22,724      46,060     10,802       54,070   (104,786)  2,524     (129)
   Net Change in Unrealized Appreciation
     on Foreign Currencies, and Translation
     of Other Assets and Liabilities
     Denominated in Foreign Currency                 --          --          --         --          919         --      --       --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                  146,159     350,866      71,250     13,673      243,263     39,242   6,260     (115)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                     (5,291)     (6,425)     (2,258)      (319)    (153,183)  (107,988) (2,385)     (33)
     Class T                                         --          --          --         --           --         --     --        --
   Net Realized Gains:
     Class A                                   (179,060)    (45,512)     (6,068)        --      (39,708)   (38,012)   (455)      --
     Class T                                        (22)         (8)         --         --           --         --      --       --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions           (184,373)    (51,945)     (8,326)      (319)    (192,891)  (146,000) (2,840)     (33)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                327,341     394,135(7)  367,596(7) 438,036(7) 1,650,471  1,559,032  65,973    6,432
     Reinvestment of Dividends &
     Distributions                              176,915      49,709       8,299        318      189,150    143,168   2,840       33
     Cost of Shares Redeemed                   (164,415)   (627,395)(8) (93,690)   (27,940)    (699,617)  (951,937) (2,496)      --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
    from Class A Transactions                   339,841    (183,551)    282,205    410,414    1,140,004    750,263  66,317    6,465
------------------------------------------------------------------------------------------------------------------------------------
   CLASS T:
     Proceeds from Shares Issued                    529          --          --         --           --         --      --       --
     Reinvestment of Dividends &
     Distributions                                   22           8          --         --           --         --      --       --
     Cost of Shares Redeemed                       (656)        (39)         --         --           --         --      --       --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class T Transactions                     (105)        (31)         --         --           --         --      --       --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions            339,736    (183,582)    282,205    410,414    1,140,004    750,263  66,317    6,465
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets        301,522     115,339     345,129    423,768    1,190,376    643,505  69,737    6,317
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                        1,309,460   1,194,121     423,768         --    3,074,873  2,431,368   6,317       --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                             $1,610,982  $1,309,460    $768,897   $423,768   $4,265,249 $3,074,873 $76,054   $6,317
====================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at Period End    $    1,594  $      162    $    796   $    343   $      402 $      554 $     8   $   --
====================================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           117

--------------------------------------------------------------------------------

Statements of Changes in Net Assets ($ Thousands)


For the years or period ended May 31,

------------------------------------------------------------------------------------------------------------------------------
                                                        EXTENDED
                                                        DURATION                    INTERNATIONAL              WORLD EQUITY
                                                         FUND(2)                     EQUITY FUND               EX-US FUND(3)
------------------------------------------------------------------------------------------------------------------------------
                                                    2005          2004            2005         2004                2005
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                         $  2,326       $   151       $   35,035   $   25,849           $  1,625
   Net Realized Gain (Loss) from Investments,
     Written Options, Futures Contracts and
     Swap Contracts                                 6,106          (116)         132,192      120,683               (911)
   Net Realized Loss on Foreign Currency
     Transactions                                      --            --           (1,086)          --               (132)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Written
      Options, Futures Contracts and
      Swap Contracts                               16,294        (1,192)          55,629      222,071             (4,773)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies,
     and Translation of Other Assets and
     Liabilities Denominated in Foreign
     Currency                                          --            --             (357)         (76)               (11)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets Resulting from Operations          24,726        (1,157)         221,413      368,527             (4,202)
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income
     Class A                                       (4,492)         (237)         (46,157)     (23,331)                --
------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                 (4,492)         (237)         (46,157)     (23,331)                --
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                  108,470        28,944          469,667      413,693            246,730
     Reinvestment of Dividends and Distributions    4,489           237           45,541       22,998                 --
     Cost of Shares Redeemed                       (6,201)           --         (404,286)    (566,908)            (8,132)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                    106,758        29,181          110,922     (130,217)           238,598
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions              106,758        29,181          110,922     (130,217)           238,598
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                     126,992        27,787          286,178      214,979            234,396
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                             27,787            --        1,391,076    1,176,097                 --
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                 $154,779       $27,787       $1,677,254   $1,391,076           $234,396
==============================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at Period End        $      4       $    23       $   14,517   $   17,286           $  1,493
==============================================================================================================================

(1) See Note 4 in the Notes to Financial Statements for additional information.
(2) The Extended Duration Fund commenced operations on April 21, 2004.
(3) The World Equity Ex-US Fund commenced operations on March 28, 2005.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
118           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------

Financial Highlights


For the periods ended May 31,
For a share outstanding throughout each period

------------------------------------------------------------------------------------------------------------------------------------

                                      Net Realized
                                               and                            Distributions
            Net Asset           Net     Unrealized                 Dividends           from
                Value,   Investment          Gains        Total     from Net       Realized       Dividends   Net Asset
            Beginning        Income    (Losses) on         from   Investment        Capital             and  Value, End     Total
            of Period        (Loss)     Securities   Operations       Income          Gains   Distributions   of Period    Return+
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2005       $ 14.47        $0.25(6)      $ 1.05(6)     $ 1.30       $(0.24)        $   --          $(0.24)    $ 15.53      9.02%
   2004         12.41         0.18(6)        2.09(6)       2.27        (0.21)            --           (0.21)      14.47     18.37
   2003         13.82         0.16(6)       (1.41)(6)     (1.25)       (0.16)            --           (0.16)      12.41     (8.98)
   2002         16.31         0.15          (2.48)        (2.33)       (0.16)            --           (0.16)      13.82    (14.36)
   2001         19.48         0.17          (2.35)        (2.18)       (0.17)         (0.82)          (0.99)      16.31    (11.54)
Class T
   2005       $ 14.49        $0.14(6)      $ 0.97(6)     $ 1.11       $(0.08)        $   --          $(0.08)    $ 15.52      7.67%
   2004         12.45         0.11(6)        2.06(6)       2.17        (0.13)            --           (0.13)      14.49     17.51
   2003(1)      11.43         0.04(6)        1.02(6)       1.06        (0.04)            --           (0.04)      12.45      9.28
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2005       $111.81        $1.96(6)      $ 9.40(6)     $11.36       $(1.79)        $(0.90)         $(2.69)    $120.48     10.26%
   2004(2)++   100.00         0.66(6)       12.51(6)      13.17        (0.54)         (0.82)          (1.36)     111.81     13.23
LARGE CAP INDEX FUND
Class A
   2005       $ 99.12        $1.93(6)      $ 7.20(6)     $ 9.13       $(1.82)        $(0.19)         $(2.01)    $106.24      9.29%
   2004++       84.90         1.50(6)       14.28(6)      15.78        (1.37)         (0.19)          (1.56)      99.12     18.71
   2003++       93.40         1.10          (8.50)(7)     (7.40)       (1.10)            --           (1.10)      84.90     (7.79)
   2002(3)++   100.00         0.20          (6.80)        (6.60)          --             --              --       93.40     (6.60)
SMALL CAP FUND
Class A
   2005       $ 14.70        $0.07(6)      $ 1.38(6)     $ 1.45       $(0.05)        $(1.83)         $(1.88)    $ 14.27      9.81%
   2004         11.60         0.06(6)        3.59(6)       3.65        (0.07)         (0.48)          (0.55)      14.70     31.76
   2003         12.53         0.07(6)       (0.94)(6)     (0.87)       (0.06)            --           (0.06)      11.60     (6.83)
   2002         13.02         0.06          (0.45)        (0.39)       (0.07)         (0.03)          (0.10)      12.53     (2.99)
   2001         13.66         0.08           0.96          1.04        (0.09)         (1.59)          (1.68)      13.02      8.39
Class T
   2005       $ 14.65        $  --(6)      $ 1.36(6)     $ 1.36       $(0.01)        $(1.83)         $(1.84)    $ 14.17      9.14%
   2004         11.57        (0.01)(6)       3.58(6)       3.57        (0.01)         (0.48)          (0.49)      14.65     31.07
   2003(4)      10.47         0.01(6)        1.11(6)       1.12        (0.02)            --           (0.02)      11.57     10.69
SMALL/MID CAP EQUITY FUND
Class A
   2005       $107.03        $0.53(6)      $13.75(6)     $14.28       $(0.47)        $(1.22)         $(1.69)    $119.62     13.38%
   2004(5)     100.00         0.22(6)        6.93(6)       7.15        (0.12)            --           (0.12)     107.03      7.15

-----------------------------------------------------------------------------------------------------------

                                                                                  Ratio of
                                                            Ratio of Net          Expenses
                                           Ratio of Net       Investment        to Average
                           Net Assets          Expenses      Income(Loss)       Net Assets      Portfolio
                        End of Period        to Average       to Average        (Excluding       Turnover
                        ($ Thousands)        Net Assets       Net Assets          Waivers)          Rate+
-----------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2005                    $1,751,751              0.26%           1.67%             0.47%            43%
   2004                     1,787,850              0.26            1.34              0.48            109
   2003                     3,008,463              0.26            1.39              0.47             51
   2002                     2,938,135              0.26            1.03              0.47             65
   2001                     3,451,673              0.26            0.98              0.48            107
Class T
   2005                    $       34              0.81%           0.97%             1.02%            43%
   2004                            31              0.81            0.76              1.03            109
   2003(1)                        213              0.81            0.66              1.02             51
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2005                    $3,531,361              0.31%           1.69%             0.47%            71%
   2004(2)++                2,285,041              0.33            1.33              0.47             67
LARGE CAP INDEX FUND
Class A
   2005                    $  320,703              0.13%           1.89%             0.24%             8%
   2004++                     284,711              0.16            1.58              0.24              6
   2003++                     142,612              0.20            1.67              0.25             12
   2002(3)++                   39,763              0.20            1.30              0.39              1
SMALL CAP FUND
Class A
   2005                    $1,610,876              0.54%           0.46%             0.72%            94%
   2004                     1,309,254              0.54            0.45              0.72            135
   2003                     1,193,935              0.54            0.67              0.72             97
   2002                     1,102,199              0.54            0.54              0.71            115
   2001                       857,278              0.54            0.63              0.73            154
Class T
   2005                    $      106              1.09%          (0.03)%            1.27%            94%
   2004                           206              1.09           (0.10)             1.27            135
   2003(4)                        186              1.09            0.10              1.27             97
SMALL/MID CAP EQUITY FUND
Class A
   2005                    $  768,897              0.62%           0.47%             0.72%            98%
   2004(5)                    423,768              0.65            0.45              0.73             51
   + Returns and portfolio turnover rates are for the period indicated and have not been annualized.
     Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
  ++ Per share amounts have been adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.
(1) Commenced operations on December 13, 2002. All ratios for the period have been annualized.
(2) Commenced operations on August 28, 2003. All ratios for the period have been annualized.
(3) Commenced operations on April 1, 2002. All ratios for the period have been annualized.
(4) Commenced operations on November 26, 2002. All ratios for the period have been annualized.
(5) Commenced operations on December 15, 2003. All ratios for the period have been annualized.
(6) Per share net investment income and net realized and unrealized gains/ (losses) calculated using average shares.
(7) The amount shown for the year ended May 31, 2003 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           119

--------------------------------------------------------------------------------

Financial Highlights


For the periods ended May 31,
For a share outstanding throughout each period

------------------------------------------------------------------------------------------------------------------------------------

                                     Net Realized
                                              and                              Distributions
            Net Asset                  Unrealized                    Dividends          from
                Value,         Net          Gains          Total     from Net       Realized       Dividends    Net Asset
            Beginning   Investment    (Losses) on           from   Investment        Capital             and   Value, End    Total
            of Period       Income     Securities     Operations       Income          Gains   Distributions    of Period   Return+
------------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
Class A
   2005        $10.19        $0.41(2)      $ 0.27(2)      $ 0.68       $(0.42)        $(0.11)         $(0.53)      $10.34     6.77%
   2004         10.61         0.38(2)       (0.26)(2)       0.12        (0.40)         (0.14)          (0.54)       10.19     1.13
   2003         10.27         0.50           0.60           1.10        (0.50)         (0.26)          (0.76)       10.61    11.10
   2002         10.49         0.54           0.06           0.60        (0.54)         (0.28)          (0.82)       10.27     6.43
   2001          9.82         0.66           0.67           1.33        (0.66)            --           (0.66)       10.49    13.92
LONG DURATION FUND
Class A
   2005        $ 9.77        $0.42(2)      $ 1.03(2)      $ 1.45       $(0.54)        $(0.12)         $(0.66)      $10.56    15.26%
   2004(1)      10.00         0.05(2)       (0.23)(2)      (0.18)        (0.05)           --           (0.05)        9.77    (1.78)
EXTENDED DURATION FUND
   Class A
   2005        $ 9.53        $0.43(2)      $ 2.84(2)      $ 3.27       $(0.84)$           --          $(0.84)      $11.96    35.74%
   2004(1)      10.00         0.05(2)       (0.44)(2)      (0.39)        (0.08)           --           (0.08)        9.53    (3.88)
INTERNATIONAL EQUITY FUND
Class A
   2005        $10.06        $0.23(2)      $ 1.16(2)      $ 1.39       $(0.30)        $   --          $(0.30)      $11.15    13.73%
   2004          7.76         0.18(2)        2.28(2)        2.46        (0.16)            --           (0.16)       10.06    31.73
   2003          9.21         0.13          (1.46)         (1.33)       (0.12)            --           (0.12)        7.76   (14.43)
   2002         10.34         0.11          (1.14)         (1.03)       (0.10)            --           (0.10)        9.21    (9.93)
   2001         13.61         0.17          (2.56)         (2.39)       (0.16)         (0.72)          (0.88)       10.34   (18.21)
WORLD EQUITY EX-US FUND
Class A
   2005(3)     $10.00        $0.07(2)      $(0.26)(2)     $(0.19)      $   --         $   --          $   --       $ 9.81    (1.90)

---------------------------------------------------------------------------------------------------------

                                                                                Ratio of
                                                            Ratio of Net        Expenses
                                           Ratio of Net       Investment      to Average
                           Net Assets          Expenses           Income      Net Assets      Portfolio
                        End of Period        to Average       to Average      (Excluding       Turnover
                        ($ Thousands)        Net Assets       Net Assets         Waivers)         Rate+
---------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
Class A
   2005                    $4,265,249              0.15%           3.94%             0.37%         615%
   2004                     3,074,873              0.19*           3.62              0.38          532
   2003                     2,431,368              0.18            4.79              0.37          436
   2002                     2,354,581              0.18            5.67              0.36          365
   2001                     2,131,474              0.18            6.47              0.37          399
LONG DURATION FUND
Class A
   2005                    $   76,054              0.20%           4.05%             0.41%         449%
   2004(1)                      6,317              0.20            5.02              0.57           31
EXTENDED DURATION FUND
   Class A
   2005                    $  154,779              0.20%           3.99%             0.41%         379%
   2004(1)                     27,787              0.20            5.17              0.44           42
INTERNATIONAL EQUITY FUND
Class A
   2005                    $1,677,254              0.43%           2.12%             0.58%          48%
   2004                     1,391,076              0.48            1.92              0.65           80
   2003                     1,176,097              0.48            1.85              0.68           58
   2002                     1,259,408              0.48            1.30              0.66           84
   2001                     1,190,830              0.48            1.68              0.67           71
WORLD EQUITY EX-US FUND
Class A
   2005(3)                 $  234,396              0.60%           4.35%             0.70%          15%
   * The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.18%.
   + Returns and portfolio turnover rates are for the period indicated and have not been annualized.
     Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(1) Commenced operations on April 21, 2004. All ratios for the period have been annualized.
(2) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(3) Commenced operations on March 28, 2005. All ratios have been annualized.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
120           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005

Notes to Financial Statements


1. ORGANIZATION

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering 10 Funds: The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration Fund (previously Long Duration Bond Fund), Extended Duration Fund (previously Extended Duration Bond Fund), International Equity and World Equity Ex-US Funds (each a "Fund", collectively, the "Funds") are each diversified Funds. The Trust is registered to offer Class A shares of the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration, Extended Duration, International Equity and World Equity Ex-US Funds, and Class T shares of Large Cap and Small Cap Funds. The assets of each Fund are aggregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           121

--------------------------------------------------------------------------------

MAY 31, 2005




which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds that hold international securities will value the non-U.S. securities in their fund that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

REPURCHASE AGREEMENTS -- Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

COMPENSATING BALANCES -- Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration and Extended Duration Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Small Cap, Small/Mid Cap Equity, Core Fixed Income, International Equity and World Equity Ex-US Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.




--------------------------------------------------------------------------------
122           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




The International Equity and World Equity Ex-US Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The International Equity and World Equity Ex-US Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Small Cap, Small/Mid Cap Equity, Core Fixed Income, International Equity and World Equity Ex-US Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Small Cap, Small/Mid Cap, Core Fixed Income, International Equity and World Equity Ex-US Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At the year ended May 31, 2005 the Small Cap, Small/Mid Cap Equity, International Equity and World Equity Ex-US Funds did not have any forward foreign currency contracts outstanding.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the year ended May 31, 2005 with the exception of theLong and Extended Duration Funds. The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, International Equity and World Equity Ex-US Funds' investment in index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

OPTION WRITING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Long Duration, Extended Duration, International Equity and World Equity Ex-US Funds also may invest in financial options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           123

--------------------------------------------------------------------------------

MAY 31, 2005




Written options transactions entered into during the year ended May 31, 2005 are summarized as follows:
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                                                       Premium
                                  Number of Contracts            ($ Thousands)
--------------------------------------------------------------------------------
Balance at beginning of year                    2,820                  $ 3,263
Written                                         4,833                    3,426
Expired                                        (2,119)                  (1,881)
Exercised                                          --                       --
Closing Buys                                   (4,390)                  (4,181)
--------------------------------------------------------------------------------
Balance at end of year                          1,144                  $   627
--------------------------------------------------------------------------------

At May 31,2005 the Core Fixed Income Fund had cash and/or securities at least equal to value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

FORWARD TREASURY COMMITMENTS -- The Funds may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. The Funds may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap and the Small/Mid Cap Equity Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration and the Extended Duration Funds; and declared and paid at least annually for the International Equity and World Equity Ex-US Funds. Dividends and distributions are recorded on the ex-dividend date.


--------------------------------------------------------------------------------
124           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT --The Trust and SEI Investments Fund Management (the "Administrator") are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the year ended May 31, 2005, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

DISTRIBUTION AGREEMENT --The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to an Amended and Restated Distribution Agreement dated September 16, 2002 pursuant to which the Distributor provides distribution-related services to the Trust.
The Distributor is not currently entitled to any fee for performing these services.

The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for the Class T shares of the Funds.

Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and (v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. Under the Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly as a percentage of average daily net assets attributable to Class T Shares, of up to 0.25% annually.

Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v) processing dividend payments; and (vi) providing such other similar services as the

Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations. Under the Administrative Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly, as a percentage of average daily net assets attributable to Class T Shares, of up to 0.30% annually.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. During the period expenses related to a proxy conducted by the Trust were charged to the Funds above the cap. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:
--------------------------------------------------------------------------------
                                                Advisory     Voluntary Expense
                                                    Fees           Limitations
--------------------------------------------------------------------------------
Large Cap Fund Class A                             0.400%               0.260%
Large Cap Fund Class T                             0.400                0.810
Large Cap Disciplined Equity Fund Class A          0.400                0.300
Large Cap Index Fund Class A                       0.170                0.120
Small Cap Fund Class A                             0.650                0.540
Small Cap Fund Class T                             0.650                1.090
Small/Mid Cap Equity Fund Class A                  0.650                0.600
Core Fixed Income Fund Class A                     0.300                0.140
Long Duration Fund Class A                         0.300                0.200
Extended Duration Fund Class A                     0.300                0.200
International Equity Fund Class A                  0.505                0.400
World Equity Ex-US Fund                            0.550                0.600

As of May 31, 2005, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:
--------------------------------------------------------------------------------
                                                            Currently Managing
                                                 Date of     a Portion of Fund
Investment Sub-Adviser                         Agreement                 (Y/N)
--------------------------------------------------------------------------------
LARGE CAP FUND
Alliance Capital Management, L.P.               10/02/00                     Y
Aronson + Johnson + Ortiz, L.P.                 07/01/03                     Y
Delaware Management Company                     04/27/05                     Y
Franklin Portfolio Associates                   07/01/03                     Y
Goldman Sachs Asset Management                  01/24/03                     Y
LSV Asset Management                            06/14/96                     Y
McKinley Capital Management, Inc.               06/26/02                     Y
Montag & Caldwell, Inc.                         03/12/02                     Y
Peregrine Capital Management                    12/07/00                     Y

LARGE CAP DISCIPLINED EQUITY FUND
Analytic Investors, Inc.                        07/01/03                     Y
Barclays Global Fund Advisors                   07/16/03                     Y
Enhanced Investment Technologies,
   LLC (Intech)                                 08/28/03                     Y
Quantitative Management Associates LLC          07/01/03                     Y

LARGE CAP INDEX FUND
Barclays Global Fund Advisors                   03/19/02                     Y
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           125

--------------------------------------------------------------------------------

MAY 31, 2005




--------------------------------------------------------------------------------
                                                            Currently Managing
                                                 Date of     a Portion of Fund
Investment Sub-Adviser                         Agreement                 (Y/N)
--------------------------------------------------------------------------------
SMALL CAP FUND
Artisan Partners Limited Partnership            03/26/99                     Y
BlackRock Advisors, Inc.                        07/01/03                     Y
Lee Munder Investments Ltd.                     12/09/02                     Y
David J. Greene and Company, LLC                08/14/01                     Y
Delaware Management Company                     07/01/03                     Y
LSV Asset Management                            03/28/97                     Y
McKinley Capital Management Inc.                09/20/00                     Y
Martingale Asset Management, L.P.               12/09/02                     Y
Mazama Capital Management, Inc.                 12/13/99                     Y
Security Capital Research and
   Management Incorporated                      05/14/02                     Y
Wellington Management Company, LLP              03/14/02                     Y

SMALL/MID CAP EQUITY FUND
Artisan Partners Limited Partnership            11/05/03                     N
BlackRock Advisors, Inc.                        07/01/03                     Y
Delaware Management Company                     07/01/03                     Y
Integrity Asset Management, LLC                 05/18/04                     Y
Lee Munder Investments, Ltd.                    12/15/03                     Y
LSV Asset Management                            12/15/03                     Y
Martingale Asset Management, L.P.               12/09/03                     Y
Mazama Capital Management, Inc.                 07/01/03                     Y
Security Capital Research and
   Management Incorporated                      07/01/03                     Y
Wellington Management Company, LLP              12/15/03                     Y

CORE FIXED INCOME FUND
BlackRock Advisors, Inc.                        06/14/96                     Y
Metropolitan West Asset Management LLC          06/26/02                     Y
Wells Capital Management, Inc.                  09/30/03                     Y
Western Asset Management Company                06/14/96                     Y
LONG DURATION FUND
Metropolitan West Asset Management LLC          03/31/04                     Y
EXTENDED DURATION FUND
Metropolitan West Asset Management LLC          03/31/04                     Y

INTERNATIONAL EQUITY FUND
Alliance Capital Management, L.P.               07/01/03                     Y
Capital Guardian Trust Company                  06/29/98                     Y
Fisher Investments, Inc.                        07/01/03                     Y
McKinley Capital Management Inc.                07/01/03                     Y
Morgan Stanley Investment
   Management Limited                           12/10/03                     Y
WORLD EQUITY EX-US FUND
Acadian Asset Management Inc.                         --                     N
Alliance Capital Management L.P.                03/28/05                     Y
Capital Guardian Trust Company                  03/24/05                     Y
Fisher Investments, Inc.                        03/25/05                     Y
McKinley Capital Management Inc.                03/25/05                     Y
Rexiter Capital Management Limited              03/25/05                     Y

OTHER --The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the SEC rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended May 31, 2005 were as follows ($ Thousands):

Large Cap Fund                                                            $295
Small Cap Fund                                                             426
Small/Mid Cap Equity Fund                                                  118
International Equity Fund                                                  393
                                                                        ------
                                                                        $1,232
                                                                        ======

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2005 were as follows ($ Thousands):

Large Cap Fund                                                            $289
Small Cap Fund                                                             963
Small/Mid Cap Equity Fund                                                  376
                                                                        ------
                                                                        $1,628
                                                                        ======

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.




--------------------------------------------------------------------------------
126           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

------------------------------------------------------------------------------------------------------------------------------------
                                                                LARGE CAP
                                                               DISCIPLINED              LARGE CAP
                                      LARGE CAP FUND          EQUITY FUND(3)            INDEX FUND          SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
                                     2005        2004        2005         2004        2005       2004        2005       2004
------------------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                  14,001      76,149(1)   11,634(1)    21,739(1)      656     14,425(1)  22,909      28,179(1)
     Shares Issued in Lieu of
       Dividends and Distributions   1,763       2,690         585          103          57        181     12,291       3,557
     Shares Redeemed               (26,594)   (197,701)(2)  (3,347)      (1,404)       (567)    (3,082)   (11,392)    (45,613)(2)
     Effect of Reverse Stock Split      --          --          --           --          --    (25,450)         --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions      (10,830)   (118,862)      8,872       20,438         146    (13,926)    23,808     (13,877)
------------------------------------------------------------------------------------------------------------------------------------
   Class T:
     Shares Issued                     103          --          --           --          --         --         37          --
     Shares Issued in Lieu of
       Dividends and Distributions      --          --          --           --          --         --          1           1
     Shares Redeemed                  (103)        (15)         --           --          --         --        (45)         (3)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions           --         (15)         --           --          --         --         (7)         (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Shares                (10,830)   (118,877)      8,872       20,438         146    (13,926)    23,801     (13,879)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                        LONG           EXTENDED
                               SMALL/MID CAP       CORE FIXED          DURATION        DURATION        INTERNATIONAL   WORLD EQUITY
                               EQUITY FUND(4)      INCOME FUND          FUND(5)         FUND(6)         EQUITY FUND    EX-US FUND(7)
------------------------------------------------------------------------------------------------------------------------------------
                               2005     2004      2005     2004      2005    2004     2005    2004      2005    2004        2005
------------------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued            3,211(1) 4,221(1) 160,321  150,267    6,523    643    10,177   2,891    44,764   45,477      24,722
     Shares Issued in Lieu of
       Dividends and
       Distributions             71        3     18,299   13,849      276      4       408      25     3,984    2,393          --
     Shares Redeemed           (813)    (265)   (67,942) (91,277)    (244)    --      (561)     --   (36,693) (61,144)       (817)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions 2,469    3,959    110,678   72,839    6,555    647    10,024   2,916    12,055  (13,274)     23,905
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Shares           2,469    3,959    110,678   72,839    6,555    647    10,024   2,916    12,055  (13,274)     23,905
====================================================================================================================================
(1) Includes subscriptions as a result of in-kind transfers of securities (see note 8).
(2) Includes redemptions as a result of in-kind transfers of securities (see note 8).
(3) The Large Cap Disciplined Equity Fund commenced operations on August 28, 2003.
(4) The Small/Mid Cap Equity Fund commenced operations on December 15, 2003.
(5) The Long Duration Fund commenced operations on April 21, 2004.
(6) The Extended Duration Fund commenced operations on April 21, 2004.
(7) The World Equity Ex-US Fund commenced operations on March 28, 2005.
Amounts designated as "--" are zero or have been rounded to zero.



--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           127

--------------------------------------------------------------------------------

MAY 31, 2005



5.  INVESTMENT TRANSACATIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the year ended May 31, 2005, was as follows:
--------------------------------------------------------------------------------
                           U.S. Gov't             Other             Total
                         ($Thousands)       ($Thousands)      ($Thousands)
--------------------------------------------------------------------------------
LARGE CAP FUND
Purchases                         --           $727,915          $727,915
Sales                             --            852,898           852,898

LARGE CAP DISCIPLINED EQUITY FUND
Purchases                         --          3,044,699         3,044,699
Sales                             --          2,054,400         2,054,400


LARGE CAP INDEX
Purchases                         --             40,841            40,841
Sales                             --             23,722            23,722

SMALL CAP FUND
Purchases                         --          1,465,804         1,465,804
Sales                             --          1,327,055         1,327,055

SMALL/MID CAP EQUITY FUND
Purchases                         --            830,671           830,671
Sales                             --            550,341           550,341

CORE FIXED INCOME FUND
Purchases                 19,807,164          2,168,345        21,975,509
Sales and Maturities      19,441,230          1,429,711        20,870,941

LONG DURATION FUND
Purchases                     89,185             66,786           155,971
Sales and Maturities          87,013             35,239           122,252

EXTENDED DURATION FUND
Purchases                     89,581            124,510           214,091
Sales and Maturities          85,288             78,919           164,207

INTERNATIONAL EQUITY FUND
Purchases                         --            854,728           854,728
Sales and Maturities              --            769,210           769,210

WORLD EQUITY EX-US FUND
Purchase                          --            271,532           271,532
Sales                             --             27,218            27,218

6.  FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net relaized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, and gains and losses on passive foreign investment companies and certain foreign currency related transactions, have been reclassified to/from the following accounts as of May 31, 2005:
--------------------------------------------------------------------------------
                                     Undistributed                 Accumulated
                                    Net Investment                   Realized
                                     Income (Loss)                 Gain (Loss)
                                     ($ Thousands)               ($ Thousands)
--------------------------------------------------------------------------------
Small Cap Fund                               $ (43)                      $  43
Small/Mid Cap Equity Fund                      (15)                         15
Core Fixed Income Fund                       4,540                      (4,540)
Long Duration Fund                             578                        (578)
Extended Duration Fund                       2,147                      (2,147)
International Equity Fund                    8,353                      (8,353)
World Equity Ex-US Fund                       (132)                        132

The tax character of dividends and distributions paid during the last two years or periods were as follows:
--------------------------------------------------------------------------------
                                     Ordinary       Long-term
                                       Income    Capital Gain            Total
                                ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund          2005         $ 27,735            $ --         $ 27,735
                        2004           37,008              --           37,008
Large Cap Disciplined
   Equity Fund          2005           66,724           2,188           68,912
                        2004            8,522             526            9,048
Large Cap Index
   Fund                 2005            5,724             289            6,013
                        2004            4,083              12            4,095
Small Cap Fund          2005           90,513          93,860          184,373
                        2004           33,561          18,384           51,945
Small/Mid Cap Equity
   Fund                 2005            8,285              41            8,326
                        2004              319              --              319
Core Fixed
   Income Fund          2005          178,592          14,299          192,891
                        2004          143,425           2,575          146,000
Long Duration Fund      2005            2,840              --            2,840
                        2004               33              --               33
Extended Duration
   Fund                 2005            4,492              --            4,492
                        2004              237              --              237
International Equity
   Fund                 2005           46,157              --           46,157
                        2004           23,331              --           23,331
World Equity Ex-US
   Fund                 2005               --              --               --


--------------------------------------------------------------------------------
128           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------



As of May 31, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                     Undistributed Undistributed        Capital          Post     Unrealized          Other                    Total
                          Ordinary     Long-Term           Loss       October   Appreciation      Temporary  Distributable Earnings/
                            Income  Capital Gain  Carryforwards        Losses  (Depreciation)   Differences     (Accumulated Losses)
                     ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)   ($ Thousands) ($ Thousands)            ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund             $ 5,004          $ --      $(299,193)         $ --      $  70,865          $ --               $(223,324)
Large Cap Disciplined
  Equity Fund               54,602        35,072             --            --        215,671            --                  305,345
Large Cap Index Fund         1,447           827             --            --         57,449            --                   59,723
Small Cap Fund              15,128        35,244             --           (43)       145,228            --                  195,557
Small/Mid Cap Equity Fund   19,976         6,797             --            --         49,520           (15)                  76,278
Core Fixed Income Fund      19,398         1,463             --            --         50,321       (16,775)                  54,407
Long Duration Fund           1,242            --             --            --          2,390          (360)                   3,272
Extended Duration Fund       4,661            --             --            --         15,089          (910)                  18,840
International Equity Fund   28,548            --       (113,890)           --        187,075        (1,391)                 100,342
World Equity Ex-US Fund      1,934            --             --         (801)        (5,335)            --                   (4,202)

Post-October losses represent losses realized on investment transactions from November 1, 2004 through May 31, 2005 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-----------------------------------------------------------------------------------------
                                                                                    Total
                                                                             Capital Loss
                     Expires       Expires        Expires        Expires    Carryforwards
                        2013          2012           2011           2010          5/31/05
                ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------------------------------
Large Cap Fund           $--      $ 299,193         $  --            $--         $299,193
International
   Equity Fund            --         93,799        20,091             --          113,890

During the year ended May 31, 2005, the Large Cap, Long Duration, Extended Duration and International Equity Funds utilized $37,159,942, $16,328, $212,555 and $123,778,400 of capital loss carryforwards, respectively, to offset capital gains.

For Federal income tax purposes, the cost of securities owned at May 31, 2005, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at May 31, 2005, were as follows:

------------------------------------------------------------------------------------
                                                                              Net
                                                                       Unrealized
                               Federal   Appreciated   Depreciated   Appreciation
                              Tax Cost    Securities    Securities  (Depreciation)
                          ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------------------
Large Cap Fund              $1,834,947      $165,566     $ (94,701)       $ 70,865
Large Cap Disciplined
   Equity Fund               3,653,464       312,806       (97,135)        215,671
Large Cap Index Fund           301,513        67,357        (9,908)         57,449
Small Cap Fund               1,911,619       248,525      (103,297)        145,228
Small/Mid Cap Equity Fund      941,174        81,182       (31,662)         49,520
Core Fixed Income Fund       5,978,213        77,144       (27,096)         50,048
Long Duration Fund              76,544        61,730       (61,908)           (178)
Extended Duration Fund         153,259       264,300      (263,871)            429
International Equity Fund    1,803,607       217,549       (30,184)        187,365
World Equity Ex-US Fund        275,753         3,307        (8,651)         (5,344)

7. CONCENTRATION/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration and Extended Duration Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           129

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
MAY 31, 2005



The International Equity and World Equity Ex-US Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2005, the Large Cap Disciplined Equity and Small/Mid Cap Funds issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.
--------------------------------------------------------------------------------
                                                   Shares
                                                   Issued               Value
--------------------------------------------------------------------------------
Large Cap Disciplined Equity Fund
      06/29/04                                    791,663        $ 89,822,081
      07/13/04                                  1,239,955         137,721,803
      09/23/04                                     72,121           7,980,872
      01/28/05                                     82,621           9,679,842
      05/31/05                                    127,802          15,398,904
Small/Mid Cap Fund
      06/29/04                                    139,224          15,180,964
      07/13/04                                    257,166          27,023,049

During the year ended May 31, 2004, the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap and Small/Mid Cap Equity Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.
--------------------------------------------------------------------------------
                                 Shares
                       Issued (Redeemed)            Value           Gain (Loss)
--------------------------------------------------------------------------------
Large Cap Fund
      07/31/03                2,994,469       $38,209,430          $       --
      08/19/03              (10,589,035)     (136,386,776)         25,009,866
      09/18/03              (10,513,539)     (138,673,573)         23,890,363
Large Cap Disciplined Equity Fund
      08/28/03               18,232,037       182,320,373                  --
      09/30/03                7,252,991        72,529,909                  --
      12/17/03                  689,877        73,941,000                  --
      04/21/04                  164,825        18,500,000                  --
Large Cap Index Fund
      07/31/03               11,044,112        96,525,540                  --
Small Cap Fund
      09/26/03               (7,191,278)      (92,767,488)         17,933,583
      01/15/04                9,609,013       145,000,000                  --
Small/Mid Cap Equity Fund
      12/17/03                  463,668        46,594,000                  --

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

10. LITIGATION

The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority and other defendants relating to Notes issued by Duty Free International which are held by the Fund. British Airport Authority is the former parent company of Duty Free International. During 2003, the plaintiffs in that action reached a settlement with all defendants with the exception of British Airport Authority. Under that settlement, Duty Free International paid the plaintiffs $4,310,636 which is approximately 70% of the par value of the bonds. The settlement also contained provisions for the issuance of a $10 million Note by Duty Free International to the bondholders, subject to certain conditions. The Fund, along with other bondholders, has since entered into an agreement to sell the Note to Duty Free International. The litigation proceeded to jury trial against British Airport Authority in December, 2003, and the jury found against the plaintiffs on all counts. Plaintiffs are currently pursuing an appeal. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense caps of the Fund.

11. OTHER

On May 31, 2005, the number of shareholders below held the following percentage of the outstanding shares of the Funds.
--------------------------------------------------------------------------------
                                             Number of       % of Outstanding
                                          Shareholders                 Shares
--------------------------------------------------------------------------------
Large Cap Fund Class A                               2                  79.82%
Large Cap Fund Class T                               1                 100.00
Large Cap Disciplined Equity Fund Class A            1                  66.18
Large Cap Index Fund Class A                         1                  86.30
Small Cap Class A                                    3                  51.37
Small Cap Class T                                    1                  96.08
Small/Mid Cap Equity Fund Class A                    2                  71.34
Core Fixed Income Fund Class A                       2                  71.95
Long Duration Fund Class A                           1                  83.83
Extended Duration Fund Class A                       2                 100.00
International Equity Fund Class A                    1                  68.46
World Equity Ex-US Fund Class A                      2                  95.20

These shareholders are comprised of omnibus accounts, which are held on the behalf of several individual shareholders.
--------------------------------------------------------------------------------
130           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)



The following chart lists Trustees and Officers as of July 26, 2005.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling [1-800-342-5734].

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                         NUMBER OF
                                      OFFICE                                         PORTFOLIOS
                                        AND                 PRINCIPAL                  IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                BY TRUSTEE2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher     Chairman       since 1982       Currently performs various           70       Trustee of The Advisors' Inner
One Freedom           of the                         services on behalf of SEI                     Circle Fund, The Advisors'
Valley Drive,        Board of                        Investments for which Mr.                     Inner Circle Fund II, Bishop
Oaks, PA 19456       Trustees*                       Nesher is compensated.                        Street Funds, The MDL Fund;
58 yrs. old                                                                                        Director of SEI Global Master
                                                                                                   Fund, plc, SEI Global Assets
                                                                                                   Fund, plc, SEI Global Investments
                                                                                                   Fund, plc, SEI Investments
                                                                                                   Global, Limited, SEI Investments
                                                                                                   -- Global Fund Services, Limited,
                                                                                                   SEI Investments (Europe),
                                                                                                   Limited, SEI Investments -- Unit
                                                                                                   Trust Management (UK), Limited,
                                                                                                   SEI Global Nominee Ltd., SEI
                                                                                                   Absolute Return Master Fund,
                                                                                                   L.P., SEI Absolute Return Fund,
                                                                                                   L.P., SEI Opportunity Master
                                                                                                   Fund, L.P., SEI Opportunity Fund,
                                                                                                   L.P. and SEI Multi-Strategy Funds
                                                                                                   plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1982       Self-employed consultant since 2003. 70       Trustee of The Advisors' Inner
1701 Market Street                                   Partner, Morgan, Lewis & Bockius              Circle Fund, The Advisors'
Philadelphia, PA                                     LLP(law firm) from 1976 to 2003,              Inner Circle Fund II, The MDL
19103                                                counsel to the Trust, SEI Invest-             Funds: Director of SEI
65 yrs. old                                          ments, SIMC, the Administrator                Investments since 1974.
                                                     and theDistributor. Secretary                 Director of the Distributor
                                                     of SEI Investments since 1978.                since 2003. Director of SEI
                                                                                                   Investments -- Global Fund
                                                                                                   Services, Limited, SEI
                                                                                                   Investments Global, Limited, SEI
                                                                                                   Investments (Europe), Limited,
                                                                                                   SEI Investments (Asia), Limited
                                                                                                   and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch      Trustee       since 1982       Retired                              70       Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995       Attorney, sole practitioner since    70       Trustee of The Advisors' Inner
One Freedom                                          1994. Partner, Dechert Price                  Circle Fund, The Advisors'
Valley Drive,                                        & Rhoads, September 1987-                     Inner Circle Fund II,The MDL
Oaks, PA 19456                                       December 1993.                                Funds, Massachusetts Health
74 yrs. old                                                                                        and Education Tax-Exempt Trust,
                                                                                                   and U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           131

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)



------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                             NUMBER OF
                                      OFFICE                                             PORTFOLIOS
                                        AND                 PRINCIPAL                      IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                    COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                    OVERSEEN               HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                    BY TRUSTEE2             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr.Trustee      since 1996       Self-Employed Consultant, Newfound      70      Trustee of The Advisors' Inner
One Freedom                                          Consultants Inc. since April 1997.              Circle Fund, The Advisors'
Valley Drive                                                                                         Inner Circle Fund II, The
Oaks, PA 19456                                                                                       MDL Funds, State Street
62 yrs. old                                                                                          Navigator Securities Lending
                                                                                                     Trust, SEI Absolute Return
                                                                                                     Master Fund, L.P., SEI Absolute
                                                                                                     Return Fund, L.P., SEI
                                                                                                     Opportunity Master Fund, L.P.,
                                                                                                     and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco    Trustee       since 1999       Director, Governor's Office of Health   70      Director, Sonoco, Inc.;
One Freedom`                                         Care Reform, Commonwealth of                    Director, Exelon Corporation;
Valley Drive                                         Pennsylvania since 2003. Founder and            Trustee, Pennsylvania Real
Oaks, PA 19456                                       Principal, Grecoventures Ltd. from              Estate Investment Trust.
59 yrs. old                                          1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy          Trustee       since 2003       Managing Partner, Cue Capital since     70      SEI Absolute Return Master
One Freedom                                          March 2002, Managing Partner and                Fund, L.P., SEI Absolute Return
Valley Drive,                                        Head of Sales, Investorforce, March             Fund, L.P., SEI Opportunity
Oaks, PA 19456                                       2000-December 2001; Global Partner              Master Fund, L.P., and SEI
48 yrs. old                                          working for the CEO, Invesco Capital,           Opportunity Fund, L.P.
                                                     January 1998-January 2000. Head of
                                                     Sales and Client Services, Chancellor
                                                     Capital and later LGT Asset Management,
                                                     1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams     Trustee       since 2004       Vice President and Chief Investment     70                   N/A
One Freedom                                          Officer, J. Paul Getty Trust,
Valley Drive,                                        Non-Profit Foundation for Visual Arts,
Oaks, PA 19456                                       since December 2002. President, Harbor
57 yrs. old                                          Capital Advisors and Harbor Mutual
                                                     Funds, 2000-2002. Manager, Pension
                                                     Asset Management, Ford Motor Company,
                                                     1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1982       Executive Vice President, Enterprise   N/A                   N/A
One Freedom            & CEO                         Division of SEI Investments since
Valley Drive,                                        1993. Director and President of SIMC
Oaks, PA 19456                                       since 2004. Chief Executive Officer
54 yrs. old                                          of the Administrator and Director of
                                                     the Distributor since 2003. Executive
                                                     Vice President of SIMC, 1999-2004.
                                                     Executive Vice President of the
                                                     Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.  Controller and    since 2003       Director, Fund Accounting and          N/A                   N/A
Rodriguez              Chief                         Administration, SEI Investments
One Freedom          Financial                       Global Funds Services since September
Valley Drive,         Officer                        2002 (and 1997-2002); Vice President,
Oaks, PA 19456                                       Fund Administration, BlackRock
43 yrs. old                                          Financial Management (April 2002 to
                                                     September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 2002       General Counsel, Vice President and    N/A                   N/A
One Freedom          President                       Secretary of SIMC and the
Valley Drive            and                          Administrator since 2004. Vice
Oaks, PA 19456       Secretary                       President and Assistant Secretary of
37 yrs. old                                          SEI Investments since 2001. Vice
                                                     President of SIMC and the
                                                     Administrator since 1999. Assistant
                                                     Secretary of SIMC, the Administrator
                                                     and the Distributor and Vice President
                                                     of the Distributor, 1999-2003.


------------------------------------------------------------------------------------------------------------------------------------
132   SEI Institutional Investments Trust / Annual Report / May 31, 2005


--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                   NUMBER OF
                                      OFFICE                                                   PORTFOLIOS
                                        AND                 PRINCIPAL                            IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                          COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                           OVERSEEN            HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                           BY TRUSTEE2          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Sofia A. Rosala        Vice         since 2004       Vice President and Assistant                    N/A               N/A
One Freedom          President                       Secretary of SIMC and the.
Valley Drive            and                          Administrator since 2005. Compliance
Oaks, PA 19456       Assistant                       Officer of SEI Investments September.
31 yrs. old          Secretary                       2001-2004.  Account and Product
                                                     Consultant, SEI Private Trust Company,
                                                     1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson    Vice         since 2004       Vice President and Assistant Secretary          N/A               N/A
One Freedom          President                       of SIMC since 2005. General Counsel,
Valley Drive            and                          Citco Mutual Fund Services, 2003-2004.
Oaks, PA 19456       Assistant                       Vice President and Associate Counsel,
41 yrs. old          Secretary                       OppenheimerFunds, 2001-2003.
                                                     Vice President and Assistant Counsel,
                                                     Oppenheimer Funds, 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye           Vice         since 2005       Vice President and Assistant Secretary          N/A               N/A
One Freedom          President                       of SIMC since 2005. Vice President,
Valley Drive            and                          Deutsche Asset Management (2003-2004).
Oaks, PA 19456       Assistant                       Associate, Morgan, Lewis & Bockius LLP
36 yrs. old          Secretary                       (2000-2003). Assistant Vice President,
                                                     ING Variable Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang        Vice         since 2005       Vice President and Assistant Secretary          N/A               N/A
One Freedom          President                       of SIMC since 2005. Counsel, Caledonian
Valley Drive            and                          Bank & Trust's Mutual Funds Group
Oaks, PA 19456       Assistant                       (2004). Counsel, Permal Asset
33 yrs. old          Secretary                       Management (2001-2004).  Associate,
                                                     Schulte, Roth & Zabel's Investment
                                                     Management Group (2000-2001). Staff
                                                     Attorney, U.S. SEC's Division of
                                                     Enforcement, Northeast Regional
                                                     Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue          Vice         since 2004       Director of Portfolio Implementations           N/A               N/A
One Freedom          President                       for SIMC since 1995. Managing Director
Valley Drive                                         of Money Market Investments for
Oaks, PA 19456                                       SIMC since 2003.
42 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III   Chief        since 2004       Chief Compliance Officer and Assistant          N/A               N/A
One Freedom          Compliance                      Secretary of SIMC since March
Valley Drive          Officer                        2004. First Vice President, Merrill
Oaks, PA 19456                                       Lynch Investment Managers
40 yrs. old                                          (Americas) from 2003-2004. Director,
                                                     Merrill Lynch Investment Managers
                                                     (Americas), 2001-2002. Vice President,
                                                     Merrill Lynch Investment Managers
                                                     (Americas), 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch         Anti-Money      since 2005      Assistant Vice President and Anti-Money         N/A               N/A
One Freedom          Laundering                      Laundering Compliance Coordinator of
Valley Drive         Compliance                      SEI Investments since 2005. Compliance
Oaks, PA 19456        Officer                        Analyst, TD Waterhouse (2004). Senior
27 yrs. old                                          Compliance Analyst, UBS Financial
                                                     Services (2002-2004). Knowledge
                                                     Management Analyst, PriceWaterhouseCoopers
                                                     Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------
 1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
  UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
 2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
  INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST
  AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           133

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2005



Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

O ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

O HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown do not apply to your specific investment.





--------------------------------------------------------------------------------
134           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------

Disclosure of Fund Expenses (Unaudited) (Concluded)


                          BEGINNING    ENDING                 EXPENSE
                           ACCOUNT     ACCOUNT   ANNUALIZED    PAID
                            VALUE       VALUE      EXPENSE     DURING
                          11/30/04     5/31/05      RATIOS     PERIOD*
-----------------------------------------------------------------------
LARGE CAP FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $1,026.80       0.26%     $1.31
Class T Shares           1,000.00      1,023.50       0.82       4.14
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,023.64       0.26%     $1.31
Class T Shares           1,000.00      1,020.84       0.82       4.13
-----------------------------------------------------------------------
LARGE CAP DISCIPLINED EQUITY FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $1,038.10       0.31%     $1.58
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,023.39       0.31%     $1.56
-----------------------------------------------------------------------
LARGE CAP INDEX FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $1,032.40       0.13%     $0.66
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,024.28       0.13%     $0.66
-----------------------------------------------------------------------
SMALL CAP FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $  996.20       0.54%     $2.69
Class T Shares           1,000.00        993.30       1.09       5.42
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,022.24       0.54%     $2.72
Class T Shares           1,000.00      1,019.50       1.09       5.49
-----------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $1,018.30       0.61%     $3.07
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,021.89       0.61%     $3.07
-----------------------------------------------------------------------
CORE FIXED INCOME FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $1,028.10       0.15%     $0.76
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,024.18       0.15%     $0.76
-----------------------------------------------------------------------
LONG DURATION FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $1,069.40       0.20%     $1.04
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,023.93       0.20%     $1.01
-----------------------------------------------------------------------
EXTENDED DURATION FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $1,188.20       0.20%     $1.09
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,023.93       0.20%     $1.01
-----------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $1,017.00       0.43%     $2.16
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,022.79       0.43%     $2.17
-----------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).


                          BEGINNING    ENDING                 EXPENSE
                           ACCOUNT     ACCOUNT   ANNUALIZED   PAID
                            VALUE       VALUE      EXPENSE    DURING
                          3/28/04(1)   5/31/05      RATIOS    PERIOD*
-----------------------------------------------------------------------
WORLD EQUITY EX-US FUND
-----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00     $  980.00       0.60%     $1.02
HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00     $1,077.73       0.60%     $1.04
-----------------------------------------------------------------------
(1) Date of inception.
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 64/365 (to reflect period since inception).





--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           135

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2005


Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Institutional Investments Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and SIMC may manage a portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The sub-advisers also are responsible for managing their employees who provide services to these Funds. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies, as well as the sub-adviser's regulatory compliance policies and procedures.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreement must be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the trustees who are not parties to the Investment Advisory Agreements or "interested persons" (as defined under the 1940 Act) of any party to the Investment Advisory Agreements (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC and the sub-advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with the responsibilities referenced above, the Board called and held a meeting on March 9, 2005 to consider whether to renew the Advisory Agreement between the Trust and SIMC. In preparation for the meeting, the Board provided SIMC with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Funds versus benchmarks and peer universes, the levels of fees for various categories of services provided by SIMC and affiliates and the overall expense ratio of the Funds, comparisons of such fees and expenses with such fees and expenses incurred by other funds, the costs to SIMC and its affiliates of providing such services, including a profitability analysis, SIMC's compliance program, and various other matters. Prior to the meeting, the Independent Trustees met separately by telephone with independent legal counsel to review materials prepared by SIMC and, on the basis of that discussion, the Independent Trustees prepared a written request for additional information from SIMC. In connection with the meeting, the Board also received extensive data provided by third parties and a memorandum from legal counsel regarding the responsibilities of Board and the responsibilities of the Independent Trustees in connection with their consideration of whether to approve the Advisory Agreement. In addition, the Independent Trustees met with independent legal counsel in executive session without the presence of management and participated in question and answer sessions with representatives of SIMC.

In addition, the Board called and held a meeting on December 9, 2004 to consider whether to renew the Sub-Advisory


--------------------------------------------------------------------------------
136           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




Agreements between SIMC and the sub-advisers listed in the table below on behalf of the respective Funds and called and held a meeting on April 27, 2005 for the purpose of considering whether to approve a Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business, on behalf of the Large Cap Fund.



LARGE CAP FUND                            LARGE CAP DISCIPLINED EQUITY FUND

Alliance Capital Management, L.P.         Analytic Investors, Inc.
Aronson+Johnson+Ortiz, LP                 Barclays Global Fund Advisors
Franklin Portfolio Associates, LLC        Enhanced Investment Technologies, LLC
LSV Asset Management                      Quantitative Management Associates LLC


LARGE CAP INDEX FUND                      SMALL CAP FUND

Barclays Global Fund Advisors             LSV Asset Management


INTERNATIONAL EQUITY FUND                 SMALL/MID CAP EQUITY FUND

Capital Guardian Trust Company            LSV Asset Management
Fisher Investments, Inc.
McKinley Capital Management, Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited

The Board prepared written requests for information from each respective sub-adviser and received written materials in response to such requests from each of the above-referenced sub-advisers. During the Board meetings, the Independent Trustees met in executive session to discuss the materials and also met with representatives of selected sub-advisers, including Barclays Global Fund Advisors and Delaware Management Company. At the request of the Board, the other sub-advisers did not make in-person presentations, but rather submitted extensive written materials for consideration by the Board and the Independent Trustees. The information provided in connection with the Board meetings was in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds' operations and the Funds' performance.

As noted above, the Board requested and received written materials from SIMC and each sub-adviser. Specifically, this requested information and written response included: (a) the quality of SIMC's and sub-advisers' investment management and other services; (b) SIMC's and sub-advisers' investment management personnel;
(c) SIMC's and sub-advisers' operations and financial condition; (d) SIMC's and sub-advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each sub-adviser's profitability from its Fund-related operations; (h) SIMC's and sub-advisers' compliance systems; (i) SIMC's and sub-advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and sub-advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.



--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           137

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2005



Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited)(Concluded)


At the conclusion of the Board's deliberations, the Board and the Independent Trustees unanimously approved the Investment Advisory Agreements and approved the selection of SIMC and the sub-advisers to act in their respective capacities for the Funds. The approval was based on the Independent Trustees' and the Board's consideration and evaluation of a variety of specific factors discussed at the Board meetings, including:

  o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds;

  o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds;

  o each Fund's investment performance and how it compared to that of other comparable mutual funds;

  o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

  o the profitability of SIMC and the sub-advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the sub-advisers and their affiliates; and

  o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by SIMC and the sub-advisers to the Funds and the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds. In this regard, the Independent Trustees evaluated, among other things, SIMC's and the sub-advisers' personnel, experience, and track record. The Independent Trustees also considered SIMC's and each sub-adviser's compliance policies and procedures, as well as administrative services (where applicable). Following this evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the sub-advisers to the Funds and the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds supported renewal of the Advisory Agreement and the Sub-Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Independent Trustees considered both market risk and shareholder risk expectations for each Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to fees payable under the Investment Advisory Agreements, as well as each Fund's overall operating expenses, the Independent Trustees considered the rate of compensation under each of the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Independent Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's



--------------------------------------------------------------------------------
138           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




respective peer group. Finally, the Independent Trustees considered the effects of SIMC's voluntary agreement to waive its management fees and, if required, bear certain other expenses of the Fund in order to prevent total Fund operating expenses from exceeding a specified level. In addition, the Independent Trustees also considered that SIMC and the sub-advisers have maintained the Funds' net operating expenses at competitive levels within their respective distribution channels. Following evaluation by the Independent Trustees, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Independent Trustees considered all forms and levels of compensation received by SIMC and the sub-advisers, including their respective affiliates, as a result of their role as an investment adviser for the Funds, irrespective of whether SIMC or the sub-adviser received such compensation directly or indirectly. The Independent Trustees also considered whether the various levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the sub-advisers and any of their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the sub-advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Independent Trustees considered the existence of any economies of scale for a Fund and, if so, whether SIMC passed such savings to the Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Independent Trustees' deliberation and their evaluation of the information described above, the Board and the Independent Trustees each unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under each of the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Independent Trustees and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Independent Trustees considered all of the factors above and did not identify any one particular factor or specific piece of information that determined whether to approve or renew the Investment Advisory Agreements. It is anticipated that the Board and the Independent Trustees will consider the approval or renewal of other Sub-Advisory Agreements at one or more meetings to be held in the future.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           139

--------------------------------------------------------------------------------

Notice to Shareholders (Unaudited)


For shareholders who do not have a May 31, 2005, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2005, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2005, the Funds of the SEI Institutional Investments Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                              (A)                           (B)
                                         LONG TERM                       ORDINARY
                                         CAPITAL GAINS                     INCOME                           TOTAL
                                         DISTRIBUTIONS                  DISTRIBUTIONS                   DISTRIBUTIONS
                                          (TAX BASIS)                    (TAX BASIS)                    (TAX BASIS)
-------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                                0%                            100%                            100%
Large Cap Disciplined Equity Fund             3%                             97%                            100%
Large Cap Index Fund                          5%                             95%                            100%
Small Cap Fund                               51%                             49%                            100%
Small/Mid Cap Equity Fund                     0%                            100%                            100%
Core Fixed Income Fund                        8%                             92%                            100%
Long Duration Fund                            0%                            100%                            100%
Extended Duration Fund                        0%                            100%                            100%
International Equity Fund (3)                 0%                            100%                            100%
World Equity Ex-US Fund (4)                   0%                              0%                              0%

                                             (C)
                                           DIVIDENDS                         (D)
                                          QUALIFYING                     QUALIFYING
                                         FOR CORPORATE                 DIVIDEND INCOME                       (E)
                                        DIVIDENDS REC.                  (15% TAX RATE                  U.S. GOVERNMENT
                                        DEDUCTION (1)                   FOR QDI) (2)                      INTEREST
--------------------------------------------------------------------------------------------------------------------------

Large Cap Fund                              100%                            100%                              0%
Large Cap Disciplined Equity Fund            51%                             62%                              0%
Large Cap Index Fund                         87%                             89%                              0%
Small Cap Fund                               10%                             10%                              0%
Small/Mid Cap Equity Fund                    20%                             18%                              0%
Core Fixed Income Fund                        0%                              0%                             21%
Long Duration Fund                            0%                              0%                             10%
Extended Duration Fund                        0%                              0%                              4%
International Equity Fund (3)                26%                             50%                              0%
World Equity Ex-US Fund (4)                   0%                              0%                              0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief
    Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

(3) The fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2005, the total amount of foreign source income is $39,742,800. The total amount of foreign tax to be paid is $4,113,592. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

(4) The fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2005, the total amount of foreign source income is $6,055,502. The total amount of foreign tax to be paid is $246,153. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Items (A) and (B) are based on the percentage of each fund's total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each fund.

Item (E) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

--------------------------------------------------------------------------------
140           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------

Shareholder Voting Results (Unaudited)


At a special meeting held on October 27, 2004, the shareholders of the SEI Institutional Investments Trust voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1:    To elect Trustees of the Trust

                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                  ------------     ------------    ------------
                     Rosemarie B. Greco

Affirmative    482,445,113.044       67.685%        100.000%
Withhold                  .000         .000%           .000%

TOTAL          482,445,113.044       67.685%        100.000%

                       Nina Lesavoy

Affirmative    482,445,113.044       67.685%        100.000%
Withhold                  .000         .000%           .000%

TOTAL          482,445,113.044       67.685%        100.000%

                      James M. Williams

Affirmative    482,445,113.044       67.685%        100.000%
Withhold                  .000         .000%           .000%

TOTAL          482,445,113.044       67.685%        100.000%

PROPOSAL 2:    To approve eliminating or reclassifying certain fundamental policies and restrictions for all Funds.

                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                   ----------     ------------     ------------
                       LARGE CAP FUND

2(a) Fundamental Policy Regarding Diversification

Affirmative     76,848,098.151       65.253%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL           76,848,098.151       65.253%        100.000%

2(b) Fundamental Policy Regarding Concentration

Affirmative     76,848,098.151       65.253%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL           76,848,098.151       65.253%        100.000%


                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                   ------------    ------------    ------------
2(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative     76,848,098.151       65.253%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL           76,848,098.151       65.253%        100.000%

2(d) Fundamental Policy Regarding Lending

Affirmative     76,848,098.151       65.253%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL           76,848,098.151       65.253%        100.000%

2(e) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative     76,848,098.151       65.253%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL           76,848,098.151       65.253%        100.000%

2(f) Fundamental Policy Regarding Underwriting of Securities

Affirmative     76,848,098.151       65.253%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL           76,848,098.151       65.253%        100.000%

2(g) Fundamental Policy Regarding Investments in Oil and Gas

Affirmative     76,848,098.151       65.253%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL           76,848,098.151       65.253%        100.000%

2(h) Fundamental Policy Making all Investment Limitations in
     Prospectus Fundamental

Affirmative     76,848,098.151       65.253%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL           76,848,098.151       65.253%        100.000%




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           141

--------------------------------------------------------------------------------

                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                  ------------    ------------    ------------
2(i) Fundamental Policy Requiring That At Least 65% of a Fund's Assets be
     Invested in Particular Types of Securities

Affirmative     76,848,098.151       65.253%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL           76,848,098.151       65.253%        100.000%

                LARGE CAP DISCIPLINED EQUITY FUND

2(a) Fundamental Policy Regarding Diversification

Affirmative     15,613,199.304       67.608%         98.230%
Against            281,268.000        1.218%          1.770%
Abstain                   .000         .000%           .000%

TOTAL           15,894,467.304       68.826%        100.000%

2(b) Fundamental Policy Regarding Concentration

Affirmative     15,414,471.304       66.747%         96.980%
Against            479,996.000        2.079%          3.020%
Abstain                   .000         .000%           .000%

TOTAL           15,894,467.304       68.826%        100.000%

2(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative     15,414,471.304       66.747%         96.980%
Against            479,996.000        2.079%          3.020%
Abstain                   .000         .000%           .000%

TOTAL           15,894,467.304       68.826%        100.000%

2(d) Fundamental Policy Regarding Lending

Affirmative     15,414,471.304       66.747%         96.980%
Against            479,996.000        2.079%          3.020%
Abstain                   .000         .000%           .000%

TOTAL           15,894,467.304       68.826%        100.000%

2(e) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative     15,414,471.304       66.747%         96.980%
Against            479,996.000        2.079%          3.020%
Abstain                   .000         .000%           .000%

TOTAL           15,894,467.304       68.826%        100.000%


                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                  ------------     ------------   ------------
2(f) Fundamental Policy Regarding Underwriting of Securities

Affirmative     15,414,471.304       66.747%         96.980%
Against            479,996.000        2.079%          3.020%
Abstain                   .000         .000%           .000%

TOTAL           15,894,467.304       68.826%        100.000%

                  LARGE CAP INDEX FUND

2(a) Fundamental Policy Regarding Diversification

Affirmative      2,464,113.000       85.715%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            2,464,113.000       85.715%        100.000%

2(b) Fundamental Policy Regarding Concentration

Affirmative      2,464,113.000       85.715%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            2,464,113.000       85.715%        100.000%

2(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative      2,464,113.000       85.715%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            2,464,113.000       85.715%        100.000%

2(d) Fundamental Policy Regarding Lending

Affirmative      2,464,113.000       85.715%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            2,464,113.000       85.715%        100.000%

2(e) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative      2,464,113.000       85.715%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            2,464,113.000       85.715%        100.000%




--------------------------------------------------------------------------------
142           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                  ------------     ------------   ------------
2(f) Fundamental Policy Regarding Underwriting of Securities

Affirmative      2,464,113.000       85.715%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            2,464,113.000       85.715%        100.000%

                     SMALL CAP FUND

2(a) Fundamental Policy Regarding Diversification

Affirmative     60,674,126.882       68.905%         92.915%
Against          4,626,801.457        5.254%          7.085%
Abstain                   .000         .000%           .000%

TOTAL           65,300,928.339       74.159%        100.000%

2(b) Fundamental Policy Regarding Concentration

Affirmative     60,674,126.882       68.905%         92.915%
Against          4,626,801.457        5.254%          7.085%
Abstain                   .000         .000%           .000%

TOTAL           65,300,928.339       74.159%        100.000%

2(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative     60,674,126.882       68.905%         92.915%
Against          4,626,801.457        5.254%          7.085%
Abstain                   .000         .000%           .000%

TOTAL           65,300,928.339       74.159%        100.000%

2(d) Fundamental Policy Regarding Lending

Affirmative     60,674,126.882       68.905%         92.915%
Against          4,626,801.457        5.254%          7.085%
Abstain                   .000         .000%           .000%

TOTAL           65,300,928.339       74.159%        100.000%

2(e) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative     60,672,753.882       68.903%         92.913%
Against          4,628,174.457        5.256%          7.087%
Abstain                   .000         .000%           .000%

TOTAL           65,300,928.339       74.159%        100.000%


                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                  ------------     ------------   ------------
2(f) Fundamental Policy Regarding Underwriting of Securities

Affirmative     60,674,126.882       68.905%         92.915%
Against          4,626,801.457        5.254%          7.085%
Abstain                   .000         .000%           .000%

TOTAL           65,300,928.339       74.159%        100.000%

2(g) Fundamental Policy Regarding Investments in Oil and Gas

Affirmative     60,672,753.882       68.903%         92.913%
Against          4,628,174.457        5.256%          7.087%
Abstain                   .000         .000%           .000%

TOTAL           65,300,928.339       74.159%        100.000%

2(h) Fundamental Policy Making all Investment Limitations in Prospectus
     Fundamental

Affirmative     60,674,126.882       68.905%         92.915%
Against          4,626,801.457        5.254%          7.085%
Abstain                   .000         .000%           .000%

TOTAL           65,300,928.339       74.159%        100.000%

2(i) Fundamental Policy Requiring That At Least 65% of a Fund's Assets be
     Invested in Particular Types of Securities

Affirmative     60,674,126.882       68.905%         92.915%
Against          4,626,801.457        5.254%          7.085%
Abstain                   .000         .000%           .000%

TOTAL           65,300,928.339       74.159%        100.000%

                 SMALL/MID CAP EQUITY FUND

2(a) Fundamental Policy Regarding Diversification

Affirmative      2,970,367.656       66.765%         98.351%
Against             49,792.000        1.119%          1.649%
Abstain                   .000         .000%           .000%

TOTAL            3,020,159.656       67.884%        100.000%

2(b) Fundamental Policy Regarding Concentration

Affirmative      2,916,000.656       65.543%         96.551%
Against            104,159.000        2.341%          3.449%
Abstain                   .000         .000%           .000%

TOTAL            3,020,159.656       67.884%        100.000%




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005          143

--------------------------------------------------------------------------------

                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                   ------------    ------------   ------------
2(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative      2,916,000.656       65.543%         96.551%
Against            104,159.000        2.341%          3.449%
Abstain                   .000         .000%           .000%

TOTAL            3,020,159.656       67.884%        100.000%

2(d) Fundamental Policy Regarding Lending

Affirmative      2,916,000.656       65.543%         96.551%
Against            104,159.000        2.341%          3.449%
Abstain                   .000         .000%           .000%

TOTAL            3,020,159.656       67.884%        100.000%

2(e) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative      2,916,000.656       65.543%         96.551%
Against            104,159.000        2.341%          3.449%
Abstain                   .000         .000%           .000%

TOTAL            3,020,159.656       67.884%        100.000%

2(f) Fundamental Policy Regarding Underwriting of Securities

Affirmative      2,916,000.656       65.543%         96.551%
Against            104,159.000        2.341%          3.449%
Abstain                   .000         .000%           .000%

TOTAL            3,020,159.656       67.884%        100.000%

                   CORE FIXED INCOME FUND

2(a) Fundamental Policy Regarding Diversification

Affirmative    218,283,962.078       67.358%         95.540%
Against         10,190,388.524        3.144%          4.460%
Abstain                   .000         .000%           .000%

TOTAL          228,474,350.602       70.502%        100.000%

2(b) Fundamental Policy Regarding Concentration

Affirmative    218,266,419.078       67.352%         95.532%
Against         10,207,931.524        3.150%          4.468%
Abstain                   .000         .000%           .000%

TOTAL          228,474,350.602       70.502%        100.000%


                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                  ------------     ------------   ------------
2(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative    218,266,419.078       67.352%         95.532%
Against         10,207,931.524        3.150%          4.468%
Abstain                   .000         .000%           .000%

TOTAL          228,474,350.602       70.502%        100.000%

2(d) Fundamental Policy Regarding Lending

Affirmative    218,266,419.078       67.352%         95.532%
Against         10,207,931.524        3.150%          4.468%
Abstain                   .000         .000%           .000%

TOTAL          228,474,350.602       70.502%        100.000%

2(e) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative    218,266,419.078       67.352%         95.532%
Against         10,207,931.524        3.150%          4.468%
Abstain                   .000         .000%           .000%

TOTAL          228,474,350.602       70.502%        100.000%

2(f) Fundamental Policy Regarding Underwriting of Securities

Affirmative    218,283,962.078       67.358%         95.540%
Against         10,190,388.524        3.144%          4.460%
Abstain                   .000         .000%           .000%

TOTAL          228,474,350.602       70.502%        100.000%

2(g) Fundamental Policy Regarding Investments in Oil and Gas

Affirmative    218,266,419.078       67.352%         95.532%
Against         10,207,931.524        3.150%          4.468%
Abstain                   .000         .000%           .000%

TOTAL          228,474,350.602       70.502%        100.000%

2(h) Fundamental Policy Making all Investment Limitations in Prospectus
     Fundamental

Affirmative    218,266,419.078       67.352%         95.532%
Against         10,207,931.524        3.150%          4.468%
Abstain                   .000         .000%           .000%

TOTAL          228,474,350.602       70.502%        100.000%



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144           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------




                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                  ------------    ------------    ------------
2(i) Fundamental Policy Requiring That At Least 65% of a Fund's Assets be
     Invested in Particular Types of Securities

Affirmative    222,171,563.361       68.557%         97.241%
Against          6,302,787.241        1.945%          2.759%
Abstain                   .000         .000%           .000%

TOTAL          228,474,350.602       70.502%        100.000%

                    LONG DURATION FUND

2(a) Fundamental Policy Regarding Diversification

Affirmative      3,284,167.000       99.907%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            3,284,167.000       99.907%        100.000%

2(b) Fundamental Policy Regarding Concentration (FAILED)

Affirmative        652,929.000       19.863%         19.881%
Against          2,631,238.000       80.044%         80.119%
Abstain                   .000         .000%           .000%

TOTAL            3,284,167.000       99.907%        100.000%

2(c) Fundamental Policies Regarding Borrowing and Senior Securities (FAILED)

Affirmative        652,929.000       19.863%         19.881%
Against          2,631,238.000       80.044%         80.119%
Abstain                   .000         .000%           .000%

2(d) Fundamental Policy Regarding Lending (FAILED)

Affirmative        652,929.000       19.863%         19.881%
Against          2,631,238.000       80.044%         80.119%
Abstain                   .000         .000%           .000%

TOTAL            3,284,167.000       99.907%        100.000%

2(e) Fundamental Policy Regarding Purchase of Real Estate and Commodities
     (FAILED)

Affirmative        652,929.000       19.863%         19.881%
Against          2,631,238.000       80.044%         80.119%
Abstain                   .000         .000%           .000%

TOTAL            3,284,167.000       99.907%        100.000%


                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                  ------------     ------------   ------------
2(f) Fundamental Policy Regarding Underwriting of Securities

Affirmative      3,284,167.000       99.907%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            3,284,167.000       99.907%        100.000%

                   EXTENDED DURATION FUND

2(a) Fundamental Policy Regarding Diversification

Affirmative      3,345,163.000       99.324%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            3,345,163.000       99.324%        100.000%

2(b) Fundamental Policy Regarding Concentration

Affirmative      2,957,265.000       87.806%         88.404%
Against            387,898.000       11.518%         11.596%
Abstain                   .000         .000%           .000%

TOTAL            3,345,163.000       99.324%        100.000%

2(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative      2,957,265.000       87.806%         88.404%
Against            387,898.000       11.518%         11.596%
Abstain                   .000         .000%           .000%

TOTAL            3,345,163.000       99.324%        100.000%

2(d) Fundamental Policy Regarding Lending

Affirmative      2,957,265.000       87.806%         88.404%
Against            387,898.000       11.518%         11.596%
Abstain                   .000         .000%           .000%

TOTAL            3,345,163.000       99.324%        100.000%

2(e) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative      2,957,265.000       87.806%         88.404%
Against            387,898.000       11.518%         11.596%
Abstain                   .000         .000%           .000%

TOTAL            3,345,163.000       99.324%        100.000%


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2005           145

--------------------------------------------------------------------------------

Shareholder Voting Results (Unaudited) (Concluded)




                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                   ------------    ------------    ------------
2(f) Fundamental Policy Regarding Underwriting of Securities

Affirmative      3,345,163.000       99.324%        100.000%
Against                   .000         .000%           .000%
Abstain                   .000         .000%           .000%

TOTAL            3,345,163.000       99.324%        100.000%

                  INTERNATIONAL EQUITY FUND

2(a) Fundamental Policy Regarding Diversification

Affirmative    105,828,058.504       72.577%         89.547%
Against          5,598,451.507        3.840%          4.737%
Abstain          6,754,901.000        4.632%          5.716%

TOTAL          118,181,411.011       81.049%        100.000%

2(b) Fundamental Policy Regarding Concentration

Affirmative    104,959,255.504       71.981%         88.812%
Against          6,467,254.507        4.436%          5.472%
Abstain          6,754,901.000        4.632%          5.716%

TOTAL          118,181,411.011       81.049%        100.000%

2(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative    104,959,255.504       71.981%         88.812%
Against          6,467,254.507        4.436%          5.472%
Abstain          6,754,901.000        4.632%          5.716%

TOTAL          118,181,411.011       81.049%        100.000%

2(d) Fundamental Policy Regarding Lending

Affirmative    104,959,255.504       71.981%         88.812%
Against          6,467,254.507        4.436%          5.472%
Abstain          6,754,901.000        4.632%          5.716%

TOTAL          118,181,411.011       81.049%        100.000%

2(e) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative    104,959,255.504       71.981%         88.812%
Against          6,467,254.507        4.436%          5.472%
Abstain          6,754,901.000        4.632%          5.716%

TOTAL          118,181,411.011       81.049%        100.000%


                                      % OF
                    NUMBER OF      OUTSTANDING    % OF SHARES
                     SHARES          SHARES         PRESENT
                  ------------    ------------    ------------
2(f) Fundamental Policy Regarding Underwriting of Securities

Affirmative    104,959,255.504       71.981%         88.812%
Against          6,467,254.507        4.436%          5.472%
Abstain          6,754,901.000        4.632%          5.716%

TOTAL          118,181,411.011       81.049%        100.000%

2(g) Fundamental Policy Regarding Investments in Oil and Gas

Affirmative    104,959,255.504       71.981%         88.812%
Against          6,467,254.507        4.436%          5.472%
Abstain          6,754,901.000        4.632%          5.716%

TOTAL          118,181,411.011       81.049%        100.000%

2(h) Fundamental Policy Making all Investment Limitations in Prospectus
     Fundamental

Affirmative    104,959,255.504       71.981%         88.812%
Against          6,467,254.507        4.436%          5.472%
Abstain          6,754,901.000        4.632%          5.716%

TOTAL          118,181,411.011       81.049%        100.000%

2(i) Fundamental Policy Requiring That At Least 65% of a Fund's Assets be
     Invested in Particular Types of Securities

Affirmative    104,959,255.504       71.981%         88.812%
Against          6,467,254.507        4.436%          5.472%
Abstain          6,754,901.000        4.632%          5.716%

TOTAL          118,181,411.011       81.049%        100.000%



--------------------------------------------------------------------------------
146           SEI Institutional Investments Trust / Annual Report / May 31, 2005

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL REPORT MAY 31, 2005




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.
James M. Williams

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

John J. McCue
VICE PRESIDENT

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]



SEI INVESTMENTS



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)





SEI-F-140 (5/05)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which PricewaterhouseCoopers LLP (PwC) billed the Trust for services as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $184,890                N/A         N/A               $133,400          N/A               N/A
        Fees(1)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-
        Related    $0                $173,085(1)       N/A               $2,400            $130,217(2)       N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   N/A               N/A               N/A               N/A               N/A               N/A
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 Readiness Assistance for SEI and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI Funds I.
   (2) Includes fees for services relating to state tax consequences of proposed SIMC restructuring.


(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(h)      Not Applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Investments Trust


By (Signature and Title)*                    /s/ Edward Loughlin
                                             --------------------------
                                             Edward D. Loughlin
                                             President & CEO

Date: July 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Edward Loughlin
                                             --------------------------
                                             Edward D. Loughlin
                                             President & CEO

Date: July 27, 2005

By (Signature and Title)*                    /s/ Peter Rodriguez
                                             ------------------------
                                             Peter (Pedro) A. Rodriguez
                                             Controller & CFO

Date: July 27, 2005

* Print the name and title of each signing officer under his or her signature.